Vanguard Total Bond Market Index Fund

Schedule of Investments (unaudited)
As of September 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (62.7%)
U.S. Government Securities (40.6%)
United States Treasury Note/Bond	7.875%	2/15/21	209,734	215,632
United States Treasury Note/Bond	3.125%	5/15/21	810	825
United States Treasury Note/Bond	8.125%	5/15/21	110	115
United States Treasury Note/Bond	2.625%	6/15/21	796	810
United States Treasury Note/Bond	1.125%	7/31/21	4,535	4,573
United States Treasury Note/Bond	8.125%	8/15/21	35,690	38,160
United States Treasury Note/Bond	1.125%	8/31/21	225,781	227,826
United States Treasury Note/Bond	1.500%	8/31/21	97,350	98,567
United States Treasury Note/Bond	1.125%	9/30/21	627,836	634,014
United States Treasury Note/Bond	1.500%	9/30/21	174,676	177,050
United States Treasury Note/Bond	2.125%	9/30/21	365,066	372,254
United States Treasury Note/Bond	2.875%	10/15/21	778	800
United States Treasury Note/Bond	1.250%	10/31/21	822,204	832,095
United States Treasury Note/Bond	1.500%	10/31/21	505,672	513,100
United States Treasury Note/Bond	2.000%	10/31/21	278,940	284,563
United States Treasury Note/Bond	2.000%	11/15/21	331,482	338,423
United States Treasury Note/Bond	2.875%	11/15/21	666,868	687,288
United States Treasury Note/Bond	1.500%	11/30/21	65,686	66,723
United States Treasury Note/Bond	1.750%	11/30/21	132,807	135,297
United States Treasury Note/Bond	1.875%	11/30/21	207,760	211,948
United States Treasury Note/Bond	2.625%	12/15/21	3	3
United States Treasury Note/Bond	1.625%	12/31/21	180,955	184,292
United States Treasury Note/Bond	2.000%	12/31/21	12,380	12,666
United States Treasury Note/Bond	2.125%	12/31/21	193,135	197,904
United States Treasury Note/Bond	2.500%	1/15/22	553,972	570,852
United States Treasury Note/Bond	1.375%	1/31/22	130,580	132,742
United States Treasury Note/Bond	1.500%	1/31/22	228,760	232,905
United States Treasury Note/Bond	1.875%	1/31/22	435,482	445,550
United States Treasury Note/Bond	2.000%	2/15/22	273,916	280,893
United States Treasury Note/Bond	2.500%	2/15/22	789,238	814,762
United States Treasury Note/Bond	1.750%	2/28/22	964,382	986,380
United States Treasury Note/Bond	1.875%	2/28/22	531,386	544,421
United States Treasury Note/Bond	2.375%	3/15/22	628,400	648,823
United States Treasury Note/Bond	0.375%	3/31/22	268,365	269,288
United States Treasury Note/Bond	1.750%	3/31/22	215,000	220,173
United States Treasury Note/Bond	1.875%	3/31/22	474,650	486,962
United States Treasury Note/Bond	2.250%	4/15/22	1,083,400	1,118,611
United States Treasury Note/Bond	0.125%	4/30/22	109,363	109,346
United States Treasury Note/Bond	1.750%	4/30/22	240,880	247,015
United States Treasury Note/Bond	1.875%	4/30/22	372,882	383,077
United States Treasury Note/Bond	1.750%	5/15/22	25,000	25,652
United States Treasury Note/Bond	2.125%	5/15/22	630,008	650,288
United States Treasury Note/Bond	0.125%	5/31/22	92,385	92,370
United States Treasury Note/Bond	1.750%	5/31/22	882,325	906,042
United States Treasury Note/Bond	1.875%	5/31/22	207,115	213,103

United States Treasury Note/Bond	1.750%	6/15/22	776,420	797,772
1 United States Treasury Note/Bond	0.125%	6/30/22	920,454	920,307
United States Treasury Note/Bond	1.750%	6/30/22	295,289	303,592
United States Treasury Note/Bond	2.125%	6/30/22	227,735	235,635
United States Treasury Note/Bond	1.750%	7/15/22	264,747	272,358
United States Treasury Note/Bond	0.125%	7/31/22	339,885	339,831
United States Treasury Note/Bond	1.875%	7/31/22	507,257	523,347
United States Treasury Note/Bond	2.000%	7/31/22	227,600	235,352
United States Treasury Note/Bond	1.500%	8/15/22	755,098	774,444
United States Treasury Note/Bond	1.625%	8/15/22	261,980	269,308
United States Treasury Note/Bond	7.250%	8/15/22	3,014	3,413
United States Treasury Note/Bond	0.125%	8/31/22	582,315	582,222
United States Treasury Note/Bond	1.625%	8/31/22	416,750	428,602
United States Treasury Note/Bond	1.875%	8/31/22	293,813	303,544
United States Treasury Note/Bond	1.500%	9/15/22	206,742	212,266
United States Treasury Note/Bond	0.125%	9/30/22	228,346	228,309
United States Treasury Note/Bond	1.750%	9/30/22	363,140	374,829
United States Treasury Note/Bond	1.875%	9/30/22	459,345	475,280
United States Treasury Note/Bond	1.375%	10/15/22	862,560	884,262
United States Treasury Note/Bond	1.875%	10/31/22	354,240	366,971
United States Treasury Note/Bond	2.000%	10/31/22	486,670	505,451
United States Treasury Note/Bond	1.625%	11/15/22	908,480	936,870
United States Treasury Note/Bond	2.000%	11/30/22	665,725	692,461
United States Treasury Note/Bond	1.625%	12/15/22	785,890	811,557
United States Treasury Note/Bond	2.125%	12/31/22	863,325	901,639
United States Treasury Note/Bond	1.500%	1/15/23	450,485	464,423
United States Treasury Note/Bond	1.750%	1/31/23	302,602	313,901
United States Treasury Note/Bond	2.375%	1/31/23	472,400	496,908
United States Treasury Note/Bond	1.375%	2/15/23	661,000	680,314
United States Treasury Note/Bond	2.000%	2/15/23	70,831	73,930
United States Treasury Note/Bond	7.125%	2/15/23	163,535	190,417
United States Treasury Note/Bond	1.500%	2/28/23	322,416	332,946
United States Treasury Note/Bond	2.625%	2/28/23	291,812	309,230
United States Treasury Note/Bond	0.500%	3/15/23	972	980
United States Treasury Note/Bond	1.500%	3/31/23	385,850	398,811
United States Treasury Note/Bond	2.500%	3/31/23	435,701	461,298
United States Treasury Note/Bond	0.250%	4/15/23	97,915	98,175
United States Treasury Note/Bond	1.625%	4/30/23	108,332	112,445
United States Treasury Note/Bond	2.750%	4/30/23	234,973	250,688
United States Treasury Note/Bond	0.125%	5/15/23	142,170	142,082
United States Treasury Note/Bond	1.750%	5/15/23	974,383	1,015,190
United States Treasury Note/Bond	1.625%	5/31/23	367,450	381,861
United States Treasury Note/Bond	2.750%	5/31/23	186,365	199,235
United States Treasury Note/Bond	0.250%	6/15/23	1,992,740	1,998,041
United States Treasury Note/Bond	1.375%	6/30/23	275,345	284,553
United States Treasury Note/Bond	2.625%	6/30/23	254,388	271,638
United States Treasury Note/Bond	0.125%	7/15/23	810,781	810,018
United States Treasury Note/Bond	1.250%	7/31/23	165,261	170,374
United States Treasury Note/Bond	2.750%	7/31/23	355,760	381,773
United States Treasury Note/Bond	0.125%	8/15/23	556,915	556,392
United States Treasury Note/Bond	2.500%	8/15/23	511,760	546,145
United States Treasury Note/Bond	6.250%	8/15/23	208,228	244,472
United States Treasury Note/Bond	1.375%	8/31/23	278,085	287,949
United States Treasury Note/Bond	2.750%	8/31/23	530,966	570,953
United States Treasury Note/Bond	0.125%	9/15/23	571,270	570,733
United States Treasury Note/Bond	1.375%	9/30/23	327,230	339,092
United States Treasury Note/Bond	2.875%	9/30/23	390,104	421,679

United States Treasury Note/Bond	1.625%	10/31/23	202,790	211,883
United States Treasury Note/Bond	2.875%	10/31/23	390,246	422,683
United States Treasury Note/Bond	2.750%	11/15/23	275,962	298,125
United States Treasury Note/Bond	2.125%	11/30/23	393,035	417,230
United States Treasury Note/Bond	2.875%	11/30/23	261,591	283,907
United States Treasury Note/Bond	2.250%	12/31/23	110,858	118,307
United States Treasury Note/Bond	2.625%	12/31/23	132,471	142,965
United States Treasury Note/Bond	2.250%	1/31/24	194,225	207,547
United States Treasury Note/Bond	2.500%	1/31/24	778,645	838,624
United States Treasury Note/Bond	2.750%	2/15/24	589,749	640,798
United States Treasury Note/Bond	2.125%	2/29/24	583,624	622,289
United States Treasury Note/Bond	2.375%	2/29/24	510,641	548,781
United States Treasury Note/Bond	2.125%	3/31/24	962,029	1,026,966
United States Treasury Note/Bond	2.000%	4/30/24	300,822	320,234
United States Treasury Note/Bond	2.250%	4/30/24	666,576	715,529
United States Treasury Note/Bond	2.500%	5/15/24	672,918	728,851
United States Treasury Note/Bond	2.000%	5/31/24	1,092,454	1,164,490
United States Treasury Note/Bond	1.750%	6/30/24	391,554	414,190
United States Treasury Note/Bond	2.000%	6/30/24	419,533	447,721
United States Treasury Note/Bond	1.750%	7/31/24	345,514	365,868
United States Treasury Note/Bond	2.125%	7/31/24	254,475	273,082
United States Treasury Note/Bond	2.375%	8/15/24	491,390	532,465
United States Treasury Note/Bond	1.250%	8/31/24	478,544	497,834
United States Treasury Note/Bond	1.875%	8/31/24	306,793	326,639
United States Treasury Note/Bond	1.500%	9/30/24	283,503	297,988
United States Treasury Note/Bond	2.125%	9/30/24	482,058	518,666
United States Treasury Note/Bond	1.500%	10/31/24	864,346	909,188
United States Treasury Note/Bond	2.250%	10/31/24	282,595	305,864
United States Treasury Note/Bond	2.250%	11/15/24	606,889	657,145
United States Treasury Note/Bond	7.500%	11/15/24	1,325	1,721
United States Treasury Note/Bond	1.500%	11/30/24	1,100,256	1,158,195
United States Treasury Note/Bond	2.125%	11/30/24	1,110,580	1,197,694
United States Treasury Note/Bond	1.750%	12/31/24	454,053	483,140
United States Treasury Note/Bond	2.250%	12/31/24	361,825	392,692
United States Treasury Note/Bond	1.375%	1/31/25	261,760	274,563
United States Treasury Note/Bond	2.500%	1/31/25	212,880	233,636
United States Treasury Note/Bond	2.000%	2/15/25	289,129	311,175
United States Treasury Note/Bond	7.625%	2/15/25	2,112	2,790
United States Treasury Note/Bond	1.125%	2/28/25	34,711	36,061
United States Treasury Note/Bond	2.750%	2/28/25	78,661	87,314
United States Treasury Note/Bond	0.500%	3/31/25	9,630	9,738
United States Treasury Note/Bond	2.625%	3/31/25	300,621	332,562
United States Treasury Note/Bond	0.375%	4/30/25	320,390	322,191
United States Treasury Note/Bond	2.875%	4/30/25	208,494	233,384
United States Treasury Note/Bond	2.125%	5/15/25	1,112,387	1,207,629
United States Treasury Note/Bond	0.250%	5/31/25	614,131	613,941
United States Treasury Note/Bond	2.875%	5/31/25	255,590	286,580
United States Treasury Note/Bond	0.250%	6/30/25	994,215	993,440
United States Treasury Note/Bond	2.750%	6/30/25	251,462	280,853
United States Treasury Note/Bond	0.250%	7/31/25	714,990	714,318
United States Treasury Note/Bond	2.875%	7/31/25	293,610	330,220
United States Treasury Note/Bond	2.000%	8/15/25	755,570	818,493
United States Treasury Note/Bond	6.875%	8/15/25	48,414	63,815
United States Treasury Note/Bond	0.250%	8/31/25	470,285	469,772
United States Treasury Note/Bond	2.750%	8/31/25	350,365	392,573
United States Treasury Note/Bond	0.250%	9/30/25	297,155	296,736
United States Treasury Note/Bond	3.000%	9/30/25	259,032	293,921

United States Treasury Note/Bond	3.000%	10/31/25	204,006	231,865
United States Treasury Note/Bond	2.250%	11/15/25	742,427	815,972
United States Treasury Note/Bond	2.875%	11/30/25	275,005	311,273
United States Treasury Note/Bond	2.625%	12/31/25	360,095	403,530
United States Treasury Note/Bond	2.625%	1/31/26	539,960	605,938
United States Treasury Note/Bond	1.625%	2/15/26	776,005	829,844
United States Treasury Note/Bond	2.500%	2/28/26	351,250	392,304
United States Treasury Note/Bond	2.250%	3/31/26	463,185	511,676
United States Treasury Note/Bond	2.375%	4/30/26	354,170	394,071
United States Treasury Note/Bond	1.625%	5/15/26	984,825	1,054,993
United States Treasury Note/Bond	2.125%	5/31/26	322,175	354,293
United States Treasury Note/Bond	1.875%	6/30/26	323,405	351,350
United States Treasury Note/Bond	1.875%	7/31/26	302,795	329,241
United States Treasury Note/Bond	1.500%	8/15/26	637,414	679,343
United States Treasury Note/Bond	6.750%	8/15/26	32,360	44,368
United States Treasury Note/Bond	1.375%	8/31/26	585,567	619,969
United States Treasury Note/Bond	1.625%	9/30/26	576,425	619,115
United States Treasury Note/Bond	1.625%	10/31/26	481,179	517,041
United States Treasury Note/Bond	2.000%	11/15/26	522,821	573,796
United States Treasury Note/Bond	6.500%	11/15/26	50,779	69,575
United States Treasury Note/Bond	1.625%	11/30/26	807,440	868,127
United States Treasury Note/Bond	1.750%	12/31/26	485,524	526,109
United States Treasury Note/Bond	1.500%	1/31/27	288,845	308,614
United States Treasury Note/Bond	2.250%	2/15/27	413,015	460,900
United States Treasury Note/Bond	1.125%	2/28/27	1,892	1,977
United States Treasury Note/Bond	0.625%	3/31/27	3,245	3,287
United States Treasury Note/Bond	0.500%	4/30/27	126,813	127,387
United States Treasury Note/Bond	2.375%	5/15/27	522,299	588,730
United States Treasury Note/Bond	0.500%	5/31/27	876,530	879,957
United States Treasury Note/Bond	0.500%	6/30/27	386,210	387,539
United States Treasury Note/Bond	0.375%	7/31/27	691,045	687,376
United States Treasury Note/Bond	2.250%	8/15/27	508,974	570,845
United States Treasury Note/Bond	6.375%	8/15/27	33,585	47,071
United States Treasury Note/Bond	0.500%	8/31/27	556,160	557,550
United States Treasury Note/Bond	0.375%	9/30/27	314,455	312,342
United States Treasury Note/Bond	2.250%	11/15/27	813,084	914,085
United States Treasury Note/Bond	2.750%	2/15/28	667,601	776,607
United States Treasury Note/Bond	2.875%	5/15/28	755,131	888,457
United States Treasury Note/Bond	2.875%	8/15/28	1,040,238	1,228,126
United States Treasury Note/Bond	5.500%	8/15/28	39,225	54,290
United States Treasury Note/Bond	3.125%	11/15/28	866,900	1,044,077
United States Treasury Note/Bond	5.250%	11/15/28	45,485	62,514
United States Treasury Note/Bond	2.625%	2/15/29	697,211	814,210
United States Treasury Note/Bond	5.250%	2/15/29	45,278	62,646
United States Treasury Note/Bond	2.375%	5/15/29	903,778	1,039,625
1 United States Treasury Note/Bond	1.625%	8/15/29	679,659	739,659
United States Treasury Note/Bond	6.125%	8/15/29	50,571	74,861
United States Treasury Note/Bond	1.750%	11/15/29	549,757	605,162
United States Treasury Note/Bond	1.500%	2/15/30	92,629	99,909
United States Treasury Note/Bond	0.625%	5/15/30	929,597	926,260
United States Treasury Note/Bond	6.250%	5/15/30	131,653	200,874
United States Treasury Note/Bond	0.625%	8/15/30	1,173,015	1,166,235
United States Treasury Note/Bond	5.375%	2/15/31	350,937	516,646
United States Treasury Note/Bond	4.500%	2/15/36	368,246	557,259
United States Treasury Note/Bond	4.750%	2/15/37	35,000	55,131
United States Treasury Note/Bond	5.000%	5/15/37	59,400	96,228
United States Treasury Note/Bond	4.375%	2/15/38	55,118	84,787

United States Treasury Note/Bond	4.500%	5/15/38	5,613	8,766
United States Treasury Note/Bond	3.500%	2/15/39	132,956	186,553
United States Treasury Note/Bond	4.250%	5/15/39	109,385	167,751
United States Treasury Note/Bond	4.500%	8/15/39	120,862	191,037
United States Treasury Note/Bond	4.375%	11/15/39	233,466	364,646
United States Treasury Note/Bond	4.625%	2/15/40	260,527	419,407
United States Treasury Note/Bond	1.125%	5/15/40	45,635	44,929
United States Treasury Note/Bond	4.375%	5/15/40	184,735	289,919
1 United States Treasury Note/Bond	1.125%	8/15/40	656,420	644,217
United States Treasury Note/Bond	3.875%	8/15/40	239,862	354,996
United States Treasury Note/Bond	4.250%	11/15/40	233,132	361,900
United States Treasury Note/Bond	4.750%	2/15/41	208,930	344,572
United States Treasury Note/Bond	4.375%	5/15/41	163,418	258,635
United States Treasury Note/Bond	3.750%	8/15/41	64,325	94,407
United States Treasury Note/Bond	3.125%	11/15/41	78,330	105,819
United States Treasury Note/Bond	3.125%	2/15/42	190,872	258,542
United States Treasury Note/Bond	3.000%	5/15/42	183,799	244,280
United States Treasury Note/Bond	2.750%	8/15/42	439,324	562,884
United States Treasury Note/Bond	2.750%	11/15/42	473,325	606,078
United States Treasury Note/Bond	3.125%	2/15/43	324,938	440,190
United States Treasury Note/Bond	2.875%	5/15/43	512,230	668,860
United States Treasury Note/Bond	3.625%	8/15/43	394,910	575,644
United States Treasury Note/Bond	3.750%	11/15/43	388,181	576,569
United States Treasury Note/Bond	3.625%	2/15/44	356,732	521,275
United States Treasury Note/Bond	3.375%	5/15/44	432,981	610,975
United States Treasury Note/Bond	3.125%	8/15/44	504,185	686,165
United States Treasury Note/Bond	3.000%	11/15/44	365,342	488,188
United States Treasury Note/Bond	2.500%	2/15/45	444,671	547,221
United States Treasury Note/Bond	3.000%	5/15/45	636,162	851,661
United States Treasury Note/Bond	2.875%	8/15/45	304,028	399,417
1 United States Treasury Note/Bond	3.000%	11/15/45	207,935	279,348
United States Treasury Note/Bond	2.500%	2/15/46	536,975	662,912
United States Treasury Note/Bond	2.500%	5/15/46	602,992	744,792
United States Treasury Note/Bond	2.250%	8/15/46	445,311	525,742
United States Treasury Note/Bond	2.875%	11/15/46	631,620	834,724
United States Treasury Note/Bond	3.000%	2/15/47	117,835	159,408
United States Treasury Note/Bond	3.000%	5/15/47	192,429	260,710
United States Treasury Note/Bond	2.750%	8/15/47	381,063	494,666
United States Treasury Note/Bond	2.750%	11/15/47	646,604	840,081
United States Treasury Note/Bond	3.000%	2/15/48	617,611	839,080
United States Treasury Note/Bond	3.125%	5/15/48	558,044	775,770
United States Treasury Note/Bond	3.000%	8/15/48	561,717	765,603
United States Treasury Note/Bond	3.375%	11/15/48	368,844	536,609
United States Treasury Note/Bond	3.000%	2/15/49	577,056	788,674
United States Treasury Note/Bond	2.875%	5/15/49	818,568	1,095,858
1 United States Treasury Note/Bond	2.250%	8/15/49	230,605	274,240
United States Treasury Note/Bond	2.375%	11/15/49	2,256	2,754
United States Treasury Note/Bond	2.000%	2/15/50	2,213	2,503
United States Treasury Note/Bond	1.250%	5/15/50	1,531,569	1,451,162
United States Treasury Note/Bond	1.375%	8/15/50	729,805	714,180
				118,434,792
Agency Bonds and Notes (1.4%)
2 AID-Iraq	2.149%	1/18/22	10,900	11,171
2 AID-Israel	5.500%	9/18/23	542	625
2 AID-Israel	5.500%	12/4/23	4,768	5,542
2 AID-Israel	5.500%	4/26/24	20,405	24,048
2 AID-Jordan	2.578%	6/30/22	3,400	3,538

2 AID-Jordan	3.000%	6/30/25	5,200	5,720
2 AID-Tunisia	1.416%	8/5/21	3,860	3,898
2 AID-Ukraine	1.471%	9/29/21	10,100	10,212
Federal Farm Credit Banks	3.050%	11/15/21	7,650	7,899
Federal Farm Credit Banks	1.600%	12/28/21	13,500	13,744
Federal Farm Credit Banks	2.600%	1/18/22	6,000	6,191
Federal Farm Credit Banks	1.770%	6/26/23	8,000	8,337
Federal Farm Credit Banks	3.500%	12/20/23	5,000	5,514
Federal Farm Credit Banks	0.375%	4/8/22	62,300	62,510
Federal Home Loan Banks	1.125%	7/14/21	61,790	62,273
Federal Home Loan Banks	3.000%	10/12/21	77,000	79,265
Federal Home Loan Banks	1.625%	11/19/21	38,030	38,668
Federal Home Loan Banks	1.875%	11/29/21	73,000	74,467
Federal Home Loan Banks	1.625%	12/20/21	50,200	51,106
Federal Home Loan Banks	0.250%	6/3/22	70,000	70,125
Federal Home Loan Banks	2.125%	6/10/22	9,900	10,231
Federal Home Loan Banks	0.125%	8/12/22	24,000	23,988
Federal Home Loan Banks	2.000%	9/9/22	12,975	13,436
Federal Home Loan Banks	1.375%	2/17/23	20,970	21,551
Federal Home Loan Banks	2.125%	3/10/23	27,720	29,007
Federal Home Loan Banks	2.500%	2/13/24	57,095	61,326
Federal Home Loan Banks	2.875%	6/14/24	40,400	44,215
Federal Home Loan Banks	1.500%	8/15/24	19,950	20,857
Federal Home Loan Banks	5.375%	8/15/24	24,750	29,541
Federal Home Loan Banks	2.875%	9/13/24	14,985	16,475
Federal Home Loan Banks	0.500%	4/14/25	29,000	29,133
Federal Home Loan Banks	0.375%	9/4/25	11,000	10,998
Federal Home Loan Banks	3.250%	11/16/28	155,210	185,529
Federal Home Loan Banks	5.500%	7/15/36	19,780	30,780
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	200,749	206,492
3 Federal Home Loan Mortgage Corp.	0.250%	6/8/22	30,000	30,054
3 Federal Home Loan Mortgage Corp.	0.125%	7/25/22	25,000	24,987
3 Federal Home Loan Mortgage Corp.	0.375%	4/20/23	12,100	12,149
3 Federal Home Loan Mortgage Corp.	0.375%	5/5/23	49,050	49,251
3 Federal Home Loan Mortgage Corp.	2.750%	6/19/23	50,000	53,415
3 Federal Home Loan Mortgage Corp.	0.250%	6/26/23	54,475	54,509
3 Federal Home Loan Mortgage Corp.	0.250%	8/24/23	68,975	69,021
3 Federal Home Loan Mortgage Corp.	0.250%	9/8/23	55,750	55,772
3 Federal Home Loan Mortgage Corp.	1.500%	2/12/25	39,850	41,783
3 Federal Home Loan Mortgage Corp.	0.375%	7/21/25	44,250	44,138
3 Federal Home Loan Mortgage Corp.	0.375%	9/23/25	70,000	69,782
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	99,591	149,658
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	90,654	141,744
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	9,129	14,293
3 Federal National Mortgage Assn.	1.250%	8/17/21	70,000	70,687
3 Federal National Mortgage Assn.	1.375%	10/7/21	60,000	60,751
3 Federal National Mortgage Assn.	2.000%	1/5/22	206,500	211,330
3 Federal National Mortgage Assn.	2.625%	1/11/22	35,992	37,132
3 Federal National Mortgage Assn.	1.875%	4/5/22	22,275	22,857
3 Federal National Mortgage Assn.	2.250%	4/12/22	23,810	24,577
3 Federal National Mortgage Assn.	1.375%	9/6/22	20,300	20,774
3 Federal National Mortgage Assn.	2.000%	10/5/22	18,525	19,199
3 Federal National Mortgage Assn.	2.375%	1/19/23	33,510	35,176
3 Federal National Mortgage Assn.	0.250%	5/22/23	71,700	71,762
3 Federal National Mortgage Assn.	0.250%	7/10/23	38,050	38,074
3 Federal National Mortgage Assn.	2.875%	9/12/23	23,000	24,781
3 Federal National Mortgage Assn.	2.500%	2/5/24	90,320	96,968

3	Federal National Mortgage Assn.	1.750%	7/2/24	26,717	28,174
3	Federal National Mortgage Assn.	2.625%	9/6/24	207,870	226,755
3	Federal National Mortgage Assn.	1.625%	10/15/24	29,170	30,698
3	Federal National Mortgage Assn.	1.625%	1/7/25	36,330	38,293
3	Federal National Mortgage Assn.	0.625%	4/22/25	27,300	27,579
3	Federal National Mortgage Assn.	0.500%	6/17/25	41,000	41,137
3	Federal National Mortgage Assn.	0.375%	8/25/25	59,475	59,322
3	Federal National Mortgage Assn.	2.125%	4/24/26	34,025	37,137
3	Federal National Mortgage Assn.	1.875%	9/24/26	48,275	52,173
3	Federal National Mortgage Assn.	6.250%	5/15/29	4,745	6,863
3	Federal National Mortgage Assn.	7.125%	1/15/30	26,389	40,887
3	Federal National Mortgage Assn.	7.250%	5/15/30	47,677	75,144
3	Federal National Mortgage Assn.	0.875%	8/5/30	92,600	91,382
3	Federal National Mortgage Assn.	6.625%	11/15/30	24,700	37,995
3	Federal National Mortgage Assn.	5.625%	7/15/37	7,765	12,451
	Private Export Funding Corp.	4.300%	12/15/21	10,975	11,503
	Private Export Funding Corp.	2.800%	5/15/22	2,625	2,733
	Private Export Funding Corp.	2.050%	11/15/22	8,335	8,632
	Private Export Funding Corp.	3.550%	1/15/24	4,200	4,622
	Private Export Funding Corp.	2.450%	7/15/24	8,300	8,900
	Private Export Funding Corp.	1.750%	11/15/24	4,050	4,277
	Private Export Funding Corp.	3.250%	6/15/25	2,475	2,779
	Resolution Funding Corp.	8.625%	1/15/30	110	182
	Tennessee Valley Authority	1.875%	8/15/22	7,300	7,517
	Tennessee Valley Authority	2.875%	9/15/24	9,637	10,572
	Tennessee Valley Authority	0.750%	5/15/25	6,825	6,916
	Tennessee Valley Authority	6.750%	11/1/25	17,306	22,638
	Tennessee Valley Authority	2.875%	2/1/27	30,250	34,352
	Tennessee Valley Authority	7.125%	5/1/30	27,165	42,187
	Tennessee Valley Authority	4.700%	7/15/33	7,950	11,062
	Tennessee Valley Authority	4.650%	6/15/35	15,169	21,225
	Tennessee Valley Authority	5.880%	4/1/36	10,200	15,854
	Tennessee Valley Authority	6.150%	1/15/38	920	1,519
	Tennessee Valley Authority	5.500%	6/15/38	2,550	3,988
	Tennessee Valley Authority	5.250%	9/15/39	22,990	35,470
	Tennessee Valley Authority	4.875%	1/15/48	6,951	10,820
	Tennessee Valley Authority	5.375%	4/1/56	6,250	10,799
	Tennessee Valley Authority	4.625%	9/15/60	7,468	11,739
	Tennessee Valley Authority	4.250%	9/15/65	14,725	22,226
					3,941,538
Conventional Mortgage-Backed Securities (20.7%)
3,4	Fannie Mae Pool	2.000%	7/1/23–10/1/50	923,415	955,397
¤,3,4Fannie Mae Pool		2.500%	10/1/22–10/1/50	3,922,435	4,111,034
3,4	Fannie Mae Pool	3.000%	10/1/20–10/1/50	5,856,503	6,174,646
3,4	Fannie Mae Pool	3.500%	10/1/20–5/1/50	4,858,029	5,183,437
3,4	Fannie Mae Pool	4.000%	4/1/21–3/1/50	3,786,543	4,095,891
3,4	Fannie Mae Pool	4.500%	10/1/20–7/1/50	1,657,013	1,821,521
3,4	Fannie Mae Pool	5.000%	10/1/20–2/1/50	526,268	589,945
3,4	Fannie Mae Pool	5.500%	11/1/20–2/1/42	265,973	307,312
3,4	Fannie Mae Pool	6.000%	12/1/20–5/1/41	172,841	202,714
3,4	Fannie Mae Pool	6.500%	10/1/21–10/1/39	46,680	54,573
3,4	Fannie Mae Pool	7.000%	10/1/22–11/1/38	13,305	15,577
3,4	Fannie Mae Pool	7.500%	11/1/22–12/1/32	1,166	1,360
3,4	Fannie Mae Pool	8.000%	3/1/22–9/1/31	395	463
3,4	Fannie Mae Pool	8.500%	1/1/22–5/1/32	170	198
3,4	Fannie Mae Pool	9.000%	2/1/21–8/1/30	35	41
3,4	Fannie Mae Pool	9.500%	2/1/21–11/1/25	43	49

3,4	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	43,410	45,249
3,4	Freddie Mac Gold Pool	2.500%	6/1/22–3/1/43	654,928	688,554
3,4	Freddie Mac Gold Pool	3.000%	3/1/21–12/1/47	2,300,399	2,426,422
3,4	Freddie Mac Gold Pool	3.500%	10/1/20–7/1/48	2,809,052	3,005,764
3,4	Freddie Mac Gold Pool	4.000%	12/1/20–2/1/49	1,780,338	1,930,310
3,4	Freddie Mac Gold Pool	4.500%	10/1/20–1/1/49	819,818	904,555
3,4	Freddie Mac Gold Pool	5.000%	10/1/20–11/1/48	238,349	267,210
3,4	Freddie Mac Gold Pool	5.500%	3/1/21–6/1/41	134,676	154,126
3,4	Freddie Mac Gold Pool	6.000%	11/1/20–5/1/40	68,529	80,097
3,4	Freddie Mac Gold Pool	6.500%	3/1/22–9/1/39	23,201	26,883
3,4	Freddie Mac Gold Pool	7.000%	10/1/22–12/1/38	8,315	9,533
3,4	Freddie Mac Gold Pool	7.500%	9/1/22–2/1/32	573	654
3,4	Freddie Mac Gold Pool	8.000%	2/1/22–12/1/31	729	852
3,4	Freddie Mac Gold Pool	8.500%	3/1/21–7/1/31	122	142
3,4	Freddie Mac Gold Pool	9.000%	11/1/20–3/1/31	109	131
3,4	Freddie Mac Gold Pool	10.000%	4/1/25	1	1
4	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	117,040	122,167
4	Ginnie Mae I Pool	3.500%	11/15/25–7/15/45	143,203	152,540
4	Ginnie Mae I Pool	4.000%	6/15/24–6/15/46	183,977	198,360
4	Ginnie Mae I Pool	4.500%	6/15/23–2/15/49	179,979	200,026
4	Ginnie Mae I Pool	4.750%	8/15/33	11	12
4	Ginnie Mae I Pool	5.000%	11/15/20–4/15/41	94,815	106,615
4	Ginnie Mae I Pool	5.500%	10/15/20–2/15/41	55,010	62,850
4	Ginnie Mae I Pool	6.000%	11/15/22–6/15/41	44,337	50,462
4	Ginnie Mae I Pool	6.500%	9/15/23–1/15/39	10,326	11,680
4	Ginnie Mae I Pool	7.000%	9/15/22–9/15/36	2,636	3,045
4	Ginnie Mae I Pool	7.500%	9/15/22–6/15/32	1,164	1,319
4	Ginnie Mae I Pool	7.750%	2/15/30	1	1
4	Ginnie Mae I Pool	8.000%	1/15/22–12/15/30	740	856
4	Ginnie Mae I Pool	8.250%	6/15/27	1	1
4	Ginnie Mae I Pool	8.500%	7/15/21–3/15/31	156	184
4	Ginnie Mae I Pool	9.000%	2/15/21–1/15/31	158	189
4	Ginnie Mae I Pool	9.500%	12/15/21–9/15/25	5	5
¤,4	Ginnie Mae II Pool	2.000%	10/21/50	157,075	163,187
¤,4	Ginnie Mae II Pool	2.500%	6/20/27–10/1/50	1,676,179	1,762,672
¤,4	Ginnie Mae II Pool	3.000%	10/20/26–10/1/50	4,226,176	4,441,528
4	Ginnie Mae II Pool	3.500%	9/20/25–8/20/50	4,035,126	4,308,994
4	Ginnie Mae II Pool	4.000%	9/20/25–12/20/49	2,074,005	2,241,956
4	Ginnie Mae II Pool	4.500%	12/20/20–9/20/49	1,072,397	1,169,960
4	Ginnie Mae II Pool	5.000%	12/20/32–12/20/49	343,443	381,103
4	Ginnie Mae II Pool	5.500%	8/20/23–1/20/49	81,716	93,492
4	Ginnie Mae II Pool	6.000%	7/20/23–12/20/41	24,798	28,768
4	Ginnie Mae II Pool	6.500%	3/20/31–9/20/40	11,245	13,395
4	Ginnie Mae II Pool	7.000%	3/20/28–11/20/38	1,536	1,893
4	Ginnie Mae II Pool	7.500%	8/20/30	2	3
4	Ginnie Mae II Pool	8.500%	10/20/30	6	7
3,4	UMBS Pool	1.500%	10/1/35	123,150	125,979
¤,3,4UMBS Pool		2.000%	1/1/32–10/1/50	2,879,014	2,981,016
¤,3,4UMBS Pool		2.500%	7/1/34–10/1/50	2,698,788	2,833,209
¤,3,4UMBS Pool		3.000%	4/1/29–10/1/50	2,737,932	2,879,135
¤,3,4UMBS Pool		3.500%	7/1/26–10/1/50	1,398,806	1,488,189
¤,3,4UMBS Pool		4.000%	11/1/33–10/1/50	784,632	848,584
¤,3,4UMBS Pool		4.500%	8/1/48–10/1/50	413,755	453,412
3,4	UMBS Pool	5.000%	2/1/49–3/1/50	164,451	181,985
3,4	UMBS Pool	5.500%	6/1/49	8,232	9,251
3,4	UMBS Pool	6.000%	7/1/40	8,884	10,430
					60,383,101

	Nonconventional Mortgage-Backed Securities (0.0%)
3,4	Fannie Mae Pool	2.278%	7/1/43	5,175	5,374
3,4	Fannie Mae Pool	3.451%	4/1/41	1,000	1,018
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.290%	3.194%	12/1/41	922	960
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.310%	2.641%	9/1/37	1,212	1,253
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.353%	3.353%	1/1/35	68	72
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.392%	2.912%	10/1/37	558	578
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.460%	3.460%	2/1/37	2	2
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.472%	2.566%	7/1/36	237	248
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.474%	3.490%	3/1/43	2,379	2,414
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.530%	3.587%	12/1/43	790	850
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.553%	3.478%	10/1/34	4	5
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.554%	2.205%	9/1/43	320	323
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.579%	3.639%	4/1/37	26	27
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.597%	3.012%	6/1/43	1,490	1,510
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.607%	3.607%	11/1/33	119	128
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.614%	3.092%	8/1/39	982	1,017
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.623%	3.623%	2/1/36	318	328
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.625%	2.337%	8/1/35	625	667
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.626%	3.341%	10/1/37	516	534
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.627%	3.627%	3/1/38	106	110
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.633%	3.633%	1/1/35	1	1
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.635%	3.510%	11/1/36	66	70
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.643%	3.664%	1/1/37	211	220
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.658%	2.408%	7/1/35	377	398
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.658%	2.754%	10/1/42	756	760
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.660%	3.296%	9/1/40	170	180
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.665%	2.540%	6/1/36	35	37
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.682%	3.682%	4/1/36	208	220
	3,4,5Fannie Mae Pool, 12M USD LIBOR +
	1.684%	3.727%	12/1/33	169	181

3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.687%	2.920%	6/1/42	1,232	1,291
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.690%	2.326%	9/1/42	1,437	1,510
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.690%	3.149%	5/1/40	406	428
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.690%	3.514%	10/1/39	449	469
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.693%	3.623%	11/1/39	393	414
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.695%	2.445%	7/1/39	145	152
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.698%	2.810%	8/1/40	407	430
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.700%	2.678%	7/1/37	283	304
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.700%	3.575%	1/1/42	888	927
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.700%	3.603%	10/1/42	928	988
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.700%	3.747%	12/1/40	394	420
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.705%	3.807%	11/1/39	252	263
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.711%	3.805%	4/1/36	58	61
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.726%	3.557%	5/1/42	1,183	1,247
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.729%	3.578%	9/1/34	197	203
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.732%	3.141%	9/1/43	1,837	1,903
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.739%	2.614%	6/1/41	143	151
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.747%	2.587%	7/1/41	1,408	1,493
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.748%	3.748%	5/1/35	214	224
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.750%	2.751%	10/1/40	239	254
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.750%	3.750%	2/1/36	179	187
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.771%	3.596%	5/1/42	111	117
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.774%	3.575%	4/1/37	58	63
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.780%	3.780%	2/1/41	271	288
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.781%	3.136%	7/1/42	549	598
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.792%	3.368%	8/1/42	1,900	1,917
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.795%	3.166%	3/1/42	333	360
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.795%	3.795%	3/1/42	926	988

3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.805%	3.747%	11/1/41	895	964
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.810%	2.948%	9/1/33	6	6
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.810%	3.685%	10/1/40	805	854
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.810%	3.810%	12/1/40	401	425
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.810%	3.935%	11/1/33–11/1/39	659	707
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.813%	3.858%	1/1/42	725	771
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.813%	3.965%	11/1/41	485	518
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.815%	3.189%	5/1/41	684	732
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.815%	3.690%	11/1/40	227	241
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.815%	3.741%	12/1/40	296	310
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.815%	3.815%	2/1/41	559	599
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.815%	3.902%	12/1/41	620	664
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.816%	2.824%	9/1/40	890	945
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.819%	3.840%	3/1/41	774	824
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.820%	3.913%	12/1/40	307	325
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.822%	3.499%	12/1/39	359	377
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.824%	3.824%	2/1/41	431	439
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.825%	3.825%	3/1/41	580	630
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.826%	2.826%	7/1/38	281	289
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.830%	2.830%	6/1/41	634	674
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.835%	3.859%	1/1/40	561	589
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.840%	2.566%	8/1/39	397	421
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.847%	3.088%	2/1/42	736	794
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.860%	3.649%	5/1/40	155	164
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.880%	3.484%	11/1/34	295	318
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.909%	3.659%	4/1/37	315	338
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.912%	2.787%	5/1/36	77	78
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.925%	4.175%	10/1/37	17	19

3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.965%	3.965%	4/1/37	15	16
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.989%	4.109%	1/1/37	32	34
3,4,5Fannie Mae Pool, 12M USD LIBOR +
2.130%	3.292%	10/1/36	211	230
3,4,5Fannie Mae Pool, 1YR CMT + 2.155%	3.780%	12/1/37	619	643
3,4,5Fannie Mae Pool, 1YR CMT + 2.185%	3.239%	5/1/36	39	42
3,4,5Fannie Mae Pool, 1YR CMT + 2.190%	3.815%	12/1/36	5	5
3,4,5Fannie Mae Pool, 1YR CMT + 2.235%	3.985%	12/1/35	2	3
3,4,5Fannie Mae Pool, 1YR CMT + 2.238%	2.613%	7/1/38	217	230
3,4,5Fannie Mae Pool, 1YR CMT + 2.268%	3.768%	5/1/33	3	3
3,4,5Fannie Mae Pool, 1YR CMT + 2.268%	4.018%	12/1/35	202	214
3,4,5Fannie Mae Pool, 1YR CMT + 2.268%	4.268%	9/1/33	3	3
3,4,5Fannie Mae Pool, 1YR CMT + 2.275%	4.025%	11/1/32	6	6
3,4,5Fannie Mae Pool, 1YR CMT + 2.313%	3.964%	1/1/35	219	235
3,4,5Fannie Mae Pool, 6M USD LIBOR + 1.146%	2.678%	4/1/37	626	655
3,4,5Fannie Mae Pool, 6M USD LIBOR + 1.413%	2.458%	7/1/34	110	117
3,4,5Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.715%	8/1/37	442	468
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.158%	2.033%	8/1/37	41	41
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.511%	3.461%	3/1/37	67	69
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.550%	3.550%	4/1/37	1	1
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.570%	3.570%	3/1/37	27	29
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.588%	2.740%	9/1/37	281	290
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.625%	3.625%	1/1/38	78	84
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.640%	2.655%	5/1/42	169	170
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.640%	3.418%	11/1/43	389	406
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.640%	3.755%	12/1/36	283	304
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.660%	3.713%	10/1/37	514	535
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.695%	3.695%	2/1/37	185	199
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.727%	3.727%	1/1/35	57	59
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.743%	3.866%	12/1/36	410	428
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.745%	3.751%	12/1/40	716	754
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.750%	3.500%	5/1/38	48	50
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.750%	3.750%	4/1/33–3/1/36	12	13
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.765%	3.730%	12/1/36	146	158
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.766%	3.732%	5/1/33	12	13
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.770%	3.869%	12/1/34	7	7

3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.780%	3.767%	3/1/36	4	4
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.798%	3.872%	12/1/34	295	304
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.802%	3.255%	6/1/37	550	594
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.830%	3.955%	12/1/35	287	306
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.831%	2.831%	1/1/37	134	143
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.831%	3.532%	3/1/42	604	645
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.831%	3.566%	6/1/41	31	33
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.840%	2.840%	6/1/37	69	74
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.861%	3.931%	2/1/42	241	257
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.867%	2.585%	8/1/37	223	233
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.880%	2.772%	6/1/40	202	213
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.880%	2.812%	6/1/41	210	220
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.880%	2.880%	6/1/40	459	476
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.880%	2.923%	5/1/40	202	210
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.880%	3.630%	5/1/40	106	112
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.880%	3.880%	12/1/40–3/1/41	1,171	1,247
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.887%	3.464%	12/1/39	124	133
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.889%	3.790%	2/1/42	382	388
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.894%	3.343%	9/1/40	657	699
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.900%	2.814%	6/1/40	355	369
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.900%	3.844%	11/1/40	498	520
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.910%	3.910%	2/1/41	581	630
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.910%	3.928%	1/1/41	129	138
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.995%	3.995%	3/1/37	402	431
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.996%	3.531%	5/1/37	664	693
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 2.085%	4.085%	3/1/38	74	79
3,4,5Freddie Mac Non Gold Pool, 1YR CMT +
2.125%	2.625%	6/1/35	2	2
3,4,5Freddie Mac Non Gold Pool, 1YR CMT +
2.250%	2.715%	6/1/34	1	2

3,4,5Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	2.906%	5/1/36	302	319
3,4,5Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	3.109%	11/1/36	131	137
3,4,5Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	3.757%	2/1/36	206	217
3,4,5Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	3.957%	11/1/34	631	664
3,4,5Freddie Mac Non Gold Pool, 1YR CMT +
	2.273%	3.773%	6/1/36	8	8
3,4,5Freddie Mac Non Gold Pool, 1YR CMT +
	2.315%	4.315%	12/1/34	24	25
3,4,5Freddie Mac Non Gold Pool, 1YR CMT +
	2.409%	4.159%	11/1/33	1	1
3,4,5Freddie Mac Non Gold Pool, 1YR CMT +
	2.410%	4.036%	10/1/36	387	416
3,4,5Freddie Mac Non Gold Pool, 1YR CMT +
	2.549%	4.048%	3/1/37	88	89
3,4,5Freddie Mac Non Gold Pool, 6M USD LIBOR
	+ 1.355%	2.855%	6/1/37	302	311
3,4,5Freddie Mac Non Gold Pool, 6M USD LIBOR
	+ 1.355%	3.019%	5/1/37	32	33
3,4,5Freddie Mac Non Gold Pool, 6M USD LIBOR
	+ 1.570%	2.191%	3/1/37	116	121
3,4,5Freddie Mac Non Gold Pool, 6M USD LIBOR
	+ 1.665%	2.575%	1/1/37	576	611
4,5	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	6/20/29–6/20/43	3,893	4,079
4,5	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.000%	1/20/41–1/20/44	6,531	6,781
4,5	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.125%	10/20/38–12/20/43	5,243	5,433
4,5	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.250%	7/20/38–8/20/41	1,453	1,492
4,5	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	263	272
4,5	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	236	244
4,5	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.625%	11/20/40	58	61
					88,133
Total U.S. Government and Agency Obligations (Cost $171,248,577)					182,847,564
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
4	Ally Auto Receivables Trust 2017-4	1.750%	12/15/21	457	457
4	Ally Auto Receivables Trust 2017-4	1.960%	7/15/22	3,128	3,147
4	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	1,573	1,581
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,825	1,856
4	Ally Auto Receivables Trust 2018-2	3.090%	6/15/23	2,230	2,302
4	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	950	960
4	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	2,375	2,453
4	Ally Auto Receivables Trust 2019-2	2.230%	1/16/24	15,900	16,214
4	Ally Auto Receivables Trust 2019-2	2.260%	8/15/24	1,875	1,954
4	Ally Auto Receivables Trust 2019-4	1.840%	6/17/24	13,355	13,592
4	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	1,600	1,658
4	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	23,500	23,658
4	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	6,275	6,391
4	American Express Credit Account Master
	Trust 2017-6	2.040%	5/15/23	21,800	21,814
4	American Express Credit Account Master
	Trust 2017-7	2.350%	5/15/25	13,300	13,847
4	American Express Credit Account Master
	Trust 2018-2	3.010%	10/15/25	14,150	15,077

4 American Express Credit Account Master
Trust 2018-4	2.990%	12/15/23	18,000	18,306
4 American Express Credit Account Master
Trust 2018-8	3.180%	4/15/24	2,200	2,262
4 American Express Credit Account Master
Trust 2019-1	2.870%	10/15/24	18,955	19,682
4 AmeriCredit Automobile Receivables Trust
2018-1	3.070%	12/19/22	2,133	2,149
4 AmeriCredit Automobile Receivables Trust
2018-1	3.260%	1/18/24	3,150	3,218
4 AmeriCredit Automobile Receivables Trust
2018-1	3.500%	1/18/24	2,100	2,184
4 AmeriCredit Automobile Receivables Trust
2019-1	2.970%	11/20/23	5,025	5,122
4 AmeriCredit Automobile Receivables Trust
2020-2	0.660%	12/18/24	1,000	1,003
4 Banc of America Commercial Mortgage Trust
2015-UBS7	3.429%	9/15/48	2,348	2,504
4 Banc of America Commercial Mortgage Trust
2015-UBS7	3.705%	9/15/48	4,100	4,573
4 Banc of America Commercial Mortgage Trust
2017-BNK3	3.574%	2/15/50	9,108	10,307
4 Banc of America Commercial Mortgage Trust
2017-BNK3	3.748%	2/15/50	3,542	3,935
4 BANK 2017 - BNK5	3.390%	6/15/60	9,750	10,989
4 BANK 2017 - BNK5	3.624%	6/15/60	4,450	4,916
4 BANK 2017 - BNK6	3.254%	7/15/60	5,500	6,148
4 BANK 2017 - BNK6	3.518%	7/15/60	3,388	3,852
4 BANK 2017 - BNK6	3.741%	7/15/60	3,388	3,776
4 BANK 2017 - BNK7	3.175%	9/15/60	6,984	7,728
4 BANK 2017 - BNK7	3.435%	9/15/60	5,790	6,563
4 BANK 2017 - BNK7	3.748%	9/15/60	4,100	4,637
4 BANK 2017 - BNK8	3.488%	11/15/50	8,000	9,089
4 BANK 2017 - BNK8	3.731%	11/15/50	1,325	1,483
4 BANK 2017 - BNK9	3.279%	11/15/54	8,000	8,839
4 BANK 2017 - BNK9	3.538%	11/15/54	8,000	9,125
4 BANK 2018 - BN10	3.688%	2/15/61	7,600	8,747
4 BANK 2018 - BN10	3.898%	2/15/61	2,100	2,401
4 BANK 2018 - BN11	4.046%	3/15/61	5,550	6,515
4 BANK 2018 - BN12	4.489%	5/15/61	2,100	2,483
4 BANK 2018 - BN13	3.953%	8/15/61	2,300	2,690
4 BANK 2018 - BN13	4.217%	8/15/61	2,200	2,608
4 BANK 2018 - BN14	4.128%	9/15/60	3,425	3,724
4 BANK 2018 - BN14	4.481%	9/15/60	1,550	1,831
4 BANK 2018 - BN15	4.407%	11/15/61	7,690	9,211
4 BANK 2018 - BNK10	3.641%	2/15/61	1,802	2,023
4 BANK 2018 - BNK12	4.255%	5/15/61	6,550	7,750
4 BANK 2018 - BNK14	4.231%	9/15/60	3,575	4,249
4 BANK 2019 - BN16	4.005%	2/15/52	6,625	7,811
4 BANK 2019 - BN17	3.976%	4/15/52	1,750	2,027
4 BANK 2019 - BN18	3.584%	5/15/62	21,125	24,575
4 BANK 2019 - BN18	3.826%	5/15/62	2,575	2,968
4 BANK 2019 - BN21	2.851%	10/17/52	21,600	23,947
4 BANK 2019 - BN21	3.093%	10/17/52	4,325	4,752
4 BANK 2019 - BN22	2.978%	11/15/62	16,943	18,976
4 BANK 2019 - BN23	2.920%	12/15/52	10,705	11,943
4 BANK 2019 - BN23	3.203%	12/15/52	4,000	4,427

4 BANK 2019 - BN24	2.960%	11/15/62	8,050	9,011
4 BANK 2019 - BN24	3.283%	11/15/62	3,750	4,183
4 BANK 2019 - BNK17	3.714%	4/15/52	7,350	8,548
4 BANK 2019 - BNK19	3.183%	8/15/61	15,850	17,897
4 BANK 2019 - BNK20	3.011%	9/15/62	10,250	11,495
4 BANK 2020 - BN25	2.649%	1/15/63	11,830	12,975
4 BANK 2020 - BN25	2.841%	1/15/63	3,685	3,991
4 BANK 2020 - BN26	2.403%	3/15/63	10,460	11,254
4 BANK 2020 - BN26	2.687%	3/15/63	3,310	3,545
4 BANK 2020 - BNK27	2.144%	4/15/63	9,540	10,042
4 BANK 2020 - BNK27	2.551%	4/15/63	2,825	3,005
4 BANK 2020 - BNK28	1.844%	3/15/63	2,810	2,884
4 Bank of America Credit Card Trust 2018-A1	2.700%	7/17/23	26,500	26,741
4 Bank of America Credit Card Trust 2018-A2	3.000%	9/15/23	23,450	23,797
4 Bank of America Credit Card Trust 2019-A1	1.740%	1/15/25	10,750	11,053
Bank of Nova Scotia	1.875%	4/26/21	8,800	8,877
4 BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	17,475	19,956
4 BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	4,675	5,234
4 BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	8,350	9,982
4 BBCMS Mortgage Trust 2019-C3	3.583%	5/15/52	21,595	24,877
4 BBCMS Mortgage Trust 2019-C4	2.919%	8/15/52	15,870	17,594
4 BBCMS Mortgage Trust 2019-C4	3.171%	8/15/52	1,325	1,463
4 BBCMS Mortgage Trust 2019-C5	3.063%	11/15/52	8,975	10,082
4 BBCMS Mortgage Trust 2019-C5	3.366%	11/15/52	5,375	6,028
4 BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	7,635	8,389
4 BBCMS Mortgage Trust 2020-C6	2.840%	2/15/53	2,000	2,173
4 BBCMS Mortgage Trust 2020-C7	2.037%	4/15/53	2,520	2,636
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	927	857
4 Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	7,960	9,177
4 Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	2,600	2,964
4 Benchmark 2018-B2 Mortgage Trust	3.662%	2/15/51	6,050	6,335
4 Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	17,575	20,303
4 Benchmark 2018-B2 Mortgage Trust	4.084%	2/15/51	8,225	9,440
4 Benchmark 2018-B3 Mortgage Trust	3.848%	4/10/51	5,000	5,296
4 Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	13,150	15,491
4 Benchmark 2018-B4 Mortgage Trust	4.121%	7/15/51	18,625	22,094
4 Benchmark 2018-B4 Mortgage Trust	4.311%	7/15/51	3,250	3,758
4 Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	8,850	10,581
4 Benchmark 2018-B5 Mortgage Trust	4.419%	7/15/51	1,750	2,059
4 Benchmark 2018-B6 Mortgage Trust	4.203%	10/10/51	3,325	3,605
4 Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	4,025	4,834
4 Benchmark 2018-B6 Mortgage Trust	4.441%	10/10/51	1,250	1,494
4 Benchmark 2018-B7 Mortgage Trust	4.510%	5/15/53	22,400	27,389
4 Benchmark 2018-B8 Mortgage Trust	4.232%	1/15/52	10,690	12,858
4 Benchmark 2018-B8 Mortgage Trust	4.532%	1/15/52	3,400	4,095
4 Benchmark 2019-B10 Mortgage Trust	3.717%	3/15/62	6,100	7,144
4 Benchmark 2019-B10 Mortgage Trust	3.979%	3/15/62	2,600	2,994
4 Benchmark 2019-B11 Mortgage Trust	3.542%	5/15/52	15,840	18,363
4 Benchmark 2019-B11 Mortgage Trust	3.784%	5/15/52	4,225	4,853
4 Benchmark 2019-B13 Mortgage Trust	2.952%	8/15/57	2,675	2,988
4 Benchmark 2019-B14 Mortgage Trust	3.049%	12/15/62	13,650	15,383
4 Benchmark 2019-B15 Mortgage Trust	2.928%	12/15/72	13,355	14,920
4 Benchmark 2019-B9 Mortgage Trust	4.016%	3/15/52	6,281	7,466
4 Benchmark 2019-IG1 Mortgage Trust	2.687%	9/15/43	7,900	8,697
4 Benchmark 2019-IG1 Mortgage Trust	2.909%	9/15/43	2,640	2,858
4 Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	25,275	27,879

4 Benchmark 2020-B16 Mortgage Trust	2.944%	2/15/53	1,295	1,415
4 Benchmark 2020-B17 Mortgage Trust	2.289%	3/15/53	5,530	5,891
4 Benchmark 2020-B17 Mortgage Trust	2.583%	3/15/53	1,655	1,750
4 Benchmark 2020-B19 Mortgage Trust	1.850%	9/15/53	3,375	3,466
4 Benchmark 2020-B19 Mortgage Trust	2.148%	9/15/53	1,125	1,155
4 BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	2,501	2,512
4 BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	1,850	1,884
4 BMW Vehicle Owner Trust 2020-A	0.480%	10/25/24	1,400	1,404
4 BMW Vehicle Owner Trust 2020-A	0.620%	4/26/27	575	578
4 Cantor Commercial Real Estate Lending
2019-CF1	3.786%	5/15/52	4,025	4,726
4 Cantor Commercial Real Estate Lending
2019-CF2	2.874%	11/15/52	8,100	8,932
4 Cantor Commercial Real Estate Lending
2019-CF3	3.006%	1/15/53	8,000	8,986
4 Cantor Commercial Real Estate Lending
2019-CF3	3.298%	1/15/53	3,434	3,835
4 Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	6,330	6,473
4 Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	2,125	2,223
4 Capital One Auto Receivables Trust 2020-1	1.600%	11/15/24	3,175	3,242
4 Capital One Auto Receivables Trust 2020-1	1.630%	8/15/25	800	825
4 Capital One Multi-Asset Execution Trust
2015-A8	2.050%	8/15/23	8,200	8,205
4 Capital One Multi-Asset Execution Trust
2017-A3	2.430%	1/15/25	9,850	10,164
4 Capital One Multi-Asset Execution Trust
2017-A6	2.290%	7/15/25	12,800	13,296
4 Capital One Multi-Asset Execution Trust
2018-A1	3.010%	2/15/24	6,775	6,876
4 Capital One Multi-Asset Execution Trust
2019-A1	2.840%	12/15/24	4,250	4,400
4 Capital One Multi-Asset Execution Trust
2019-A3	2.060%	8/15/28	12,040	12,890
4 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	593	593
4 Carmax Auto Owner Trust 2017-2	2.410%	12/15/22	3,325	3,368
4 CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	1,649	1,658
4 CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	3,200	3,261
4 CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	2,471	2,493
4 CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	1,200	1,234
4 CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	2,875	2,916
4 CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	2,625	2,727
4 CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	10,750	11,074
4 CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	1,350	1,416
4 CarMax Auto Owner Trust 2020-1	1.890%	12/16/24	10,328	10,599
4 CarMax Auto Owner Trust 2020-1	2.030%	6/16/25	790	828
4 CarMax Auto Owner Trust 2020-2	1.700%	11/15/24	6,250	6,397
4 CarMax Auto Owner Trust 2020-3	0.620%	3/17/25	7,475	7,512
4 CarMax Auto Owner Trust 2020-3	0.770%	3/16/26	850	858
4 CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	9,075	9,793
4 CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	7,300	8,218
4 CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	1,285	1,391
4 CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	9,773	11,082
4 CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	2,542	2,860
4 CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	5,133	5,800
4 CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	3,000	3,308
4 CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	3,500	3,946
4 CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	3,300	3,630

4 CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	6,575	7,447
4 CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	3,825	4,228
4 CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	7,375	8,802
4 CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	18,130	20,146
4 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	9,483	9,929
4 CFCRE Commercial Mortgage Trust 2016-
C3	3.865%	1/10/48	5,800	6,523
4 CFCRE Commercial Mortgage Trust 2016-
C4	3.283%	5/10/58	8,250	8,974
4 CFCRE Commercial Mortgage Trust 2016-
C4	3.691%	5/10/58	5,900	6,493
4 CFCRE Commercial Mortgage Trust 2016-
C6	3.217%	11/10/49	14,200	15,534
4 CFCRE Commercial Mortgage Trust 2017-
C8	3.572%	6/15/50	3,650	4,101
4 Chase Issuance Trust 2012-A7	2.160%	9/15/24	23,690	24,544
4 Chase Issuance Trust 2014-A2	2.770%	3/15/23	11,150	11,278
4 Chase Issuance Trust 2020-A1	1.530%	1/15/25	26,500	27,214
4 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	10,460	10,544
4 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	14,767	15,008
4 Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	11,325	11,578
4 Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	27,800	27,988
4 Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	26,125	28,133
4 Citigroup Commercial Mortgage Trust 2012-
GC8	3.024%	9/10/45	5,211	5,370
4 Citigroup Commercial Mortgage Trust 2013-
GC11	3.093%	4/10/46	3,165	3,308
4 Citigroup Commercial Mortgage Trust 2013-
GC11	3.422%	4/10/46	2,000	2,093
4 Citigroup Commercial Mortgage Trust 2013-
GC15	3.942%	9/10/46	726	759
4 Citigroup Commercial Mortgage Trust 2013-
GC15	4.371%	9/10/46	1,975	2,167
4 Citigroup Commercial Mortgage Trust 2013-
GC15	4.649%	9/10/46	2,875	3,106
4 Citigroup Commercial Mortgage Trust 2013-
GC17	3.675%	11/10/46	567	593
4 Citigroup Commercial Mortgage Trust 2013-
GC17	4.131%	11/10/46	3,150	3,447
4 Citigroup Commercial Mortgage Trust 2013-
GC17	4.544%	11/10/46	1,150	1,244
4 Citigroup Commercial Mortgage Trust 2013-
GC17	5.095%	11/10/46	1,150	1,222
4 Citigroup Commercial Mortgage Trust 2014-
GC19	3.552%	3/10/47	799	831
4 Citigroup Commercial Mortgage Trust 2014-
GC19	4.023%	3/10/47	1,700	1,850
4 Citigroup Commercial Mortgage Trust 2014-
GC19	4.345%	3/10/47	1,425	1,540
4 Citigroup Commercial Mortgage Trust 2014-
GC21	3.477%	5/10/47	469	491
4 Citigroup Commercial Mortgage Trust 2014-
GC21	3.855%	5/10/47	3,025	3,297
4 Citigroup Commercial Mortgage Trust 2014-
GC21	4.328%	5/10/47	2,450	2,564

4 Citigroup Commercial Mortgage Trust 2014-
GC23	3.622%	7/10/47	3,875	4,212
4 Citigroup Commercial Mortgage Trust 2014-
GC25	3.635%	10/10/47	8,525	9,310
4 Citigroup Commercial Mortgage Trust 2015-
GC27	3.137%	2/10/48	11,450	12,363
4 Citigroup Commercial Mortgage Trust 2015-
GC27	3.571%	2/10/48	4,550	4,872
4 Citigroup Commercial Mortgage Trust 2015-
GC29	2.674%	4/10/48	37	37
4 Citigroup Commercial Mortgage Trust 2015-
GC29	3.192%	4/10/48	9,075	9,833
4 Citigroup Commercial Mortgage Trust 2015-
GC29	3.758%	4/10/48	4,365	4,608
4 Citigroup Commercial Mortgage Trust 2015-
GC31	3.762%	6/10/48	4,625	5,165
4 Citigroup Commercial Mortgage Trust 2015-
GC33	3.778%	9/10/58	5,725	6,413
4 Citigroup Commercial Mortgage Trust 2015-
GC36	3.349%	2/10/49	2,900	3,171
4 Citigroup Commercial Mortgage Trust 2016-
C1	3.003%	5/10/49	3,400	3,601
4 Citigroup Commercial Mortgage Trust 2016-
C1	3.209%	5/10/49	6,500	7,159
4 Citigroup Commercial Mortgage Trust 2016-
C2	2.832%	8/10/49	3,500	3,782
4 Citigroup Commercial Mortgage Trust 2016-
GC36	3.616%	2/10/49	14,925	16,676
4 Citigroup Commercial Mortgage Trust 2016-
P4	2.646%	7/10/49	3,115	3,258
4 Citigroup Commercial Mortgage Trust 2016-
P4	2.902%	7/10/49	3,825	4,153
4 Citigroup Commercial Mortgage Trust 2017-
B1	3.458%	8/15/50	13,430	15,214
4 Citigroup Commercial Mortgage Trust 2017-
B1	3.711%	8/15/50	2,675	2,983
4 Citigroup Commercial Mortgage Trust 2017-
C4	3.471%	10/12/50	10,700	12,147
4 Citigroup Commercial Mortgage Trust 2017-
C4	3.764%	10/12/50	2,125	2,374
4 Citigroup Commercial Mortgage Trust 2018-
B2	3.788%	3/10/51	2,950	3,091
4 Citigroup Commercial Mortgage Trust 2018-
B2	4.009%	3/10/51	17,325	20,187
4 Citigroup Commercial Mortgage Trust 2018-
C6	4.412%	11/10/51	2,300	2,766
4 Citigroup Commercial Mortgage Trust 2019-
GC41	2.869%	8/10/56	13,210	14,634
4 Citigroup Commercial Mortgage Trust 2019-
GC43	3.038%	11/10/52	16,100	17,979
4 Citigroup Commercial Mortgage Trust 2020-
GC46	2.717%	2/15/53	14,355	15,700
4 Citigroup Commercial Mortgage Trust 2020-
GC46	2.918%	2/15/53	2,655	2,889
4 COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,580	2,659
4 COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	2,950	3,046
4 COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	4,889	4,986

4,6	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	3,548	3,635
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	5,119	5,218
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,552
4	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	1,120	1,217
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	937	978
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	1,909	2,062
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	6,600	7,219
4	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	1,430	1,566
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,097	1,145
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	2,166	2,336
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,700	1,848
4	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	1,150	1,238
4	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	575	575
4	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	389	407
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	5,850	6,399
4	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	1,750	1,912
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	5,858	6,110
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	1,405	1,476
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	3,262	3,474
4	COMM 2013-CCRE9 Mortgage Trust	4.362%	7/10/45	4,060	4,406
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	1,680	1,799
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	4,209	4,381
4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,547	2,652
4	COMM 2013-LC6 Mortgage Trust	4.242%	1/10/46	804	808
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	737	739
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	1,775	1,952
4	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	1,950	2,119
4	COMM 2014-CCRE14 Mortgage Trust	4.768%	2/10/47	1,175	1,272
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	1,217	1,219
4	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	1,010	1,052
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	2,641	2,894
4	COMM 2014-CCRE15 Mortgage Trust	4.842%	2/10/47	1,320	1,429
4	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	1,626	1,700
4	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	2,950	3,230
4	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	1,029	1,073
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	2,225	2,443
4	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	1,375	1,438
4	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	2,973	3,083
4	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	1,400	1,533
4	COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	1,845	2,002
4	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	8,400	9,227
4	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	2,250	2,455
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	2,375	2,592
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	7,938	8,655
4	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	8,215	8,973
4	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	15	15
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,225	2,460
4	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	2	2
4	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	684	710
4	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	2,533	2,776
4	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	709	769
4	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	449	477
4	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	4,475	4,886
4	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	5,575	6,099
4	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	2,144	2,325
4	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	6,650	7,320
4	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	919	920

4 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	4,774	5,022
4 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	10,725	11,762
4 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	2,800	3,065
4 COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	816	817
4 COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	7,950	8,678
4 COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	2,850	3,104
4 COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	3,196	3,361
4 COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	5,219	5,740
4 COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	2,325	2,539
4 COMM 2015-CCRE24 Mortgage Trust	3.432%	8/10/48	676	743
4 COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	5,725	6,410
4 COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	11,600	12,927
4 COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	5,900	6,258
4 COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	5,900	6,581
4 COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	1,017	1,065
4 COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	5,894	6,393
4 COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	2,687	2,887
4 COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	8,575	9,655
4 COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	7,000	7,479
4 COMM 2017-COR2 Mortgage Trust	3.317%	9/10/50	750	825
4 COMM 2018-COR3 Mortgage Trust	3.961%	5/10/51	3,500	4,020
4 COMM 2018-COR3 Mortgage Trust	4.228%	5/10/51	6,437	7,667
4 COMM 2019-G44 Mortgage Trust	2.950%	8/15/57	9,400	10,495
4 CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	5,550	6,075
4 CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	2,825	3,064
4 CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	2,250	2,370
4 CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	7,400	8,160
4 CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	2,900	3,061
4 CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	4,372	4,598
4 CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	5,700	6,310
4 CSAIL 2015-C3 Commercial Mortgage Trust	4.244%	8/15/48	2,625	2,374
4 CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	3,550	3,799
4 CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	6,605	7,386
4 CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	11,675	13,004
4 CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	10,250	11,505
4 CSAIL 2017-CX10 Commercial Mortgage
Trust	3.458%	11/15/50	8,000	9,060
4 CSAIL 2017-CX9 Commercial Mortgage
Trust	3.446%	9/15/50	3,275	3,664
4 CSAIL 2018-CX11 Commercial Mortgage
Trust	4.033%	4/15/51	15,825	18,400
4 CSAIL 2018-CX12 Commercial Mortgage
Trust	4.224%	8/15/51	16,475	19,566
4 CSAIL 2019-C15 Commercial Mortgage
Trust	4.053%	3/15/52	28,200	32,926
4 CSAIL 2019-C16 Commercial Mortgage
Trust	3.329%	6/15/52	15,960	18,057
4 DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	3,200	3,861
4 DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	4,275	4,725
4 DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	5,000	5,451
4 DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	7,900	8,897
4 DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	2,174	2,395
4 DBJPM 20-C9 Mortgage Trust	1.926%	9/15/53	3,100	3,213
4 Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	11,500	11,508
4 Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	6,250	6,421
4 Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	13,150	13,989
4 Discover Card Execution Note Trust 2019-A3	1.890%	10/15/24	15,740	16,264

4	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	1,374	1,379
4	Drive Auto Receivables Trust 2020-1	2.080%	7/15/24	4,215	4,299
4	Drive Auto Receivables Trust 2020-1	2.360%	3/16/26	2,615	2,680
4	Drive Auto Receivables Trust 2020-2	1.420%	3/17/25	550	556
3,4	Fannie Mae REMICS	2.151%	10/25/29	9,377	9,891
3,4	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	3,150	3,186
3,4	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	5,522	5,591
3,4	Fannie Mae-Aces 2012-M5	2.715%	2/25/22	3,563	3,646
3,4	Fannie Mae-Aces 2013-M12	2.490%	3/25/23	8,461	8,797
3,4	Fannie Mae-Aces 2013-M14	2.706%	4/25/23	2,718	2,826
3,4	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	12,546	13,393
3,4	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	59	59
3,4	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	2,939	3,037
3,4	Fannie Mae-Aces 2014-M1	3.343%	7/25/23	15,286	16,239
3,4	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	10,370	10,528
3,4	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	9,881	10,612
3,4	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	12,979	13,926
3,4	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	5,627	6,102
3,4	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	7,882	8,513
3,4	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	6,378	6,434
3,4	Fannie Mae-Aces 2014-M7	3.343%	6/25/24	11,263	12,088
3,4	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	7,166	7,700
3,4	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	10,013	10,885
3,4	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	14,254	15,163
3,4	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	4,600	5,183
3,4	Fannie Mae-Aces 2015-M11	2.916%	4/25/25	3,000	3,247
3,4	Fannie Mae-Aces 2015-M12	2.889%	5/25/25	11,600	12,440
3,4	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	14,400	15,860
3,4	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	8,361	8,930
3,4	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	5,217	5,579
3,4	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	4,778	4,886
3,4	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	8,741	9,327
3,4	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	3,205	3,321
3,4	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	5,700	6,155
3,4	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	17,000	18,416
3,4	Fannie Mae-Aces 2016-M12	2.308%	10/25/23	996	1,041
3,4	Fannie Mae-Aces 2016-M12	2.526%	9/25/26	17,200	18,670
3,4	Fannie Mae-Aces 2016-M13	2.566%	9/25/26	7,075	7,750
3,4	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	6,112	6,288
3,4	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	5,720	6,217
3,4	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	5,775	6,297
3,4	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	15,761	17,010
3,4	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	10,500	11,332
3,4	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	2,617	2,713
3,4	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	5,625	5,923
3,4	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	18,939	20,326
3,4	Fannie Mae-Aces 2017-M1	2.497%	10/25/26	12,988	14,045
3,4	Fannie Mae-Aces 2017-M10	2.641%	7/25/24	5,910	6,249
3,4	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	4,000	4,480
3,4	Fannie Mae-Aces 2017-M12	3.181%	6/25/27	19,650	21,999
3,4	Fannie Mae-Aces 2017-M13	3.037%	9/25/27	1,500	1,692
3,4	Fannie Mae-Aces 2017-M15	3.196%	11/25/27	15,725	17,205
3,4	Fannie Mae-Aces 2017-M2	2.895%	2/25/27	8,000	8,905
3,4	Fannie Mae-Aces 2017-M3	2.565%	12/25/26	10,730	11,762
3,4	Fannie Mae-Aces 2017-M4	2.670%	12/25/26	16,000	17,588
3,4	Fannie Mae-Aces 2017-M5	3.294%	4/25/29	1,455	1,668
3,4	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	12,125	13,555

3,4	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	15,200	17,159
3,4	Fannie Mae-Aces 2018-M1	3.084%	12/25/27	2,000	2,262
3,4	Fannie Mae-Aces 2018-M10	3.482%	7/25/28	900	1,048
3,4	Fannie Mae-Aces 2018-M12	3.775%	8/25/30	2,530	3,076
3,4	Fannie Mae-Aces 2018-M13	3.820%	9/25/30	11,485	14,031
3,4	Fannie Mae-Aces 2018-M14	3.697%	8/25/28	8,900	10,509
3,4	Fannie Mae-Aces 2018-M18	2.469%	8/25/29	14,145	15,619
3,4	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	27,525	31,009
3,4	Fannie Mae-Aces 2018-M4	3.147%	3/25/28	12,018	13,534
3,4	Fannie Mae-Aces 2018-M7	3.150%	3/25/28	7,275	8,292
3,4	Fannie Mae-Aces 2018-M8	3.436%	6/25/28	5,663	6,488
3,4	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	17,675	21,156
3,4	Fannie Mae-Aces 2019-M1	3.673%	9/25/28	20,675	24,411
3,4	Fannie Mae-Aces 2019-M2	3.752%	11/25/28	11,675	13,750
3,4	Fannie Mae-Aces 2019-M22	2.522%	8/25/29	26,055	28,495
3,4	Fannie Mae-Aces 2019-M5	3.273%	2/25/29	10,525	12,078
3,4	Fannie Mae-Aces 2019-M7	3.143%	4/25/29	13,200	15,128
3,4	Fannie Mae-Aces 2019-M9	2.937%	4/25/29	18,875	21,067
3,4	Fannie Mae-Aces 2020-M1	2.444%	10/25/29	13,285	14,705
3,4	Fannie Mae-Aces 2020-M14	1.784%	5/25/30	5,595	5,876
3,4	Fannie Mae-Aces 2020-M29	1.492%	5/25/30	9,575	9,901
3,4	Fannie Mae-Aces 2020-M42	1.270%	7/25/30	18,015	18,276
3,4	Fannie Mae-Aces 2020-M5	2.210%	1/25/30	7,180	7,838
3,4	FHLMC Multifamily Structured Pass Through
	Certificates 2018-K083	4.050%	9/25/28	5,945	7,225
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K011	4.084%	11/25/20	7,828	7,839
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K012	4.186%	12/25/20	795	798
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	6,433	6,476
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	16,741	17,056
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K018	2.789%	1/25/22	9,580	9,812
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	7,632	7,797
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	20,750	21,292
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	11,840	12,176
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K022	2.355%	7/25/22	870	896
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K023	2.307%	8/25/22	10,000	10,309
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	16,600	17,208
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K027	2.637%	1/25/23	16,625	17,316
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K028	3.111%	2/25/23	26,300	27,727
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K029	2.839%	10/25/22	2,064	2,093
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	16,425	17,414
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	4,662	4,750

3,4	FHLMC Multifamily Structured Pass Through
	Certificates K030	3.250%	4/25/23	17,675	18,741
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	16,452	17,526
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	5,492	5,634
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.310%	5/25/23	17,660	18,863
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	6,952	7,174
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K033	3.060%	7/25/23	19,075	20,287
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	15,354	16,534
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K035	3.458%	8/25/23	19,775	21,265
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	17,403	18,838
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K037	3.490%	1/25/24	6,475	7,036
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	1,704	1,746
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	19,450	21,178
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	1,598	1,648
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	10,850	11,869
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K040	2.768%	4/25/24	3,584	3,743
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K040	3.241%	9/25/24	14,400	15,788
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K041	3.171%	10/25/24	14,025	15,380
3,4	FHLMC Multifamily Structured Pass Thro ugh
	Certificates K042	2.267%	6/25/24	1,717	1,770
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.670%	12/25/24	6,450	6,966
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.532%	10/25/23	1,672	1,723
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.062%	12/25/24	10,900	11,962
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K044	2.811%	1/25/25	3,000	3,261
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K045	2.493%	11/25/24	3,900	4,039
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K045	3.023%	1/25/25	9,050	9,921
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K046	3.205%	3/25/25	9,175	10,174
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K047	2.827%	12/25/24	1,940	2,033
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K047	3.329%	5/25/25	6,850	7,652
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K048	3.284%	6/25/25	11,600	12,942

3,4	FHLMC Multifamily Structured Pass Through
	Certificates K049	3.010%	7/25/25	9,350	10,314
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K050	3.334%	8/25/25	10,325	11,552
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K052	3.151%	11/25/25	7,025	7,829
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K053	2.995%	12/25/25	4,050	4,492
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K054	2.745%	1/25/26	15,825	17,436
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K055	2.263%	4/25/25	313	324
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K055	2.673%	3/25/26	14,200	15,570
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K056	2.525%	5/25/26	11,625	12,668
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K057	2.570%	7/25/26	18,025	19,803
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K058	2.653%	8/25/26	10,475	11,569
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K059	3.120%	9/25/26	6,500	7,306
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K060	3.300%	10/25/26	4,321	4,916
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K061	3.347%	11/25/26	12,800	14,579
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K062	3.413%	12/25/26	12,850	14,785
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K063	3.430%	1/25/27	28,950	33,330
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K064	3.224%	3/25/27	14,200	16,210
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K065	3.243%	4/25/27	3,000	3,426
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K066	3.117%	6/25/27	10,060	11,408
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K067	3.194%	7/25/27	18,126	20,678
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K068	3.244%	8/25/27	7,675	8,827
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K069	3.187%	9/25/27	14,000	16,075
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K070	3.303%	11/25/27	4,875	5,631
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K071	3.286%	11/25/27	6,325	7,296
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K072	3.444%	12/25/27	7,300	8,511
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K075	3.650%	2/25/28	10,950	12,887
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K076	3.900%	4/25/28	24,000	28,808
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K081	3.900%	8/25/28	11,050	13,313
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K082	3.920%	9/25/28	11,640	14,050

3,4	FHLMC Multifamily Structured Pass Through
	Certificates K084	3.780%	10/25/28	35,000	41,417
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K085	4.060%	10/25/28	37,950	45,831
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K087	3.591%	10/25/27	1,711	1,909
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K088	3.690%	1/25/29	16,080	19,215
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K089	3.563%	1/25/29	9,000	10,633
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K092	3.298%	4/25/29	13,215	15,451
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K094	2.903%	6/25/29	15,725	18,014
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K095	2.785%	6/25/29	15,850	17,958
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K096	2.519%	7/25/29	13,750	15,340
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K098	2.425%	8/25/29	26,450	29,319
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K099	2.595%	9/25/29	12,180	13,725
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K103	2.651%	11/25/29	16,700	18,850
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K106	2.069%	1/25/30	25,000	27,152
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K107	1.639%	1/25/30	6,450	6,769
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K108	1.517%	3/25/30	9,825	10,213
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K109	1.558%	4/25/30	6,150	6,414
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K110	1.477%	4/25/30	5,375	5,573
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K116	1.378%	7/25/30	19,720	20,237
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K1511	3.470%	3/25/31	5,225	6,213
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K1511	3.542%	3/25/34	13,170	15,971
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K1513	2.797%	8/25/34	11,900	13,753
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K1517	1.716%	7/25/35	19,930	20,459
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K152	3.080%	1/25/31	5,800	6,676
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K153	3.294%	3/25/29	10,000	11,578
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K153	3.117%	10/25/31	8,700	10,144
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K155	3.750%	11/25/32	5,202	6,358
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K155	3.750%	4/25/33	11,212	13,755
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K157	3.990%	5/25/33	3,600	4,487

3,4	FHLMC Multifamily Structured Pass Through
	Certificates K157	3.990%	8/25/33	4,625	5,795
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	63	63
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	18,364	18,560
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	11,036	11,215
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	2,108	2,126
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	10,825	11,072
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K722	2.183%	5/25/22	2,767	2,823
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K722	2.406%	3/25/23	2,000	2,075
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K731	3.600%	2/25/25	13,200	14,552
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K734	3.208%	2/25/26	21,100	23,551
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K737	2.525%	10/25/26	23,725	25,978
3,4	FHLMC Multifamily Structured Pass Through
	Certificates KS03	3.161%	5/25/25	7,100	7,764
3,4	FHLMC Multifamily Structured Pass Through
	Certificates KW01	2.853%	1/25/26	11,600	12,730
3,4	FHLMC Multifamily Structured Pass Through
	FHMS K111	1.350%	5/25/30	11,555	11,866
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K073	3.350%	1/25/28	9,650	11,213
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K074	3.600%	1/25/28	16,150	18,917
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K077	3.850%	5/25/28	17,950	21,415
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K078	3.854%	6/25/28	6,500	7,781
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K079	3.926%	6/25/28	10,157	12,202
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K080	3.736%	4/25/28	955	1,085
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K080	3.926%	7/25/28	11,250	13,533
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K087	3.771%	12/25/28	15,101	18,010
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K087	2.537%	10/25/29	19,195	21,500
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K090	3.422%	2/25/29	12,175	14,368
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K101	2.524%	10/25/29	21,365	23,893
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K104	2.253%	1/25/30	25,885	28,327
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K105	1.872%	1/25/30	5,665	6,060
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K114	1.366%	6/25/30	15,520	16,011

3,4	FHLMC Multifamily Structures Pass Through
	Certificates K1504	3.424%	4/25/32	2,100	2,490
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K1504	3.459%	11/25/32	2,475	2,956
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K1510	3.718%	1/25/31	4,175	5,035
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K1510	3.794%	1/25/34	6,775	8,378
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K1514	2.859%	10/25/34	13,375	15,403
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K1516	1.721%	5/25/35	14,075	14,425
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.856%	1/25/21	4,998	5,013
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K720	2.716%	6/25/22	7,525	7,737
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K723	2.454%	8/25/23	10,425	10,928
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K724	3.062%	11/25/23	9,500	10,146
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K725	3.002%	1/25/24	26,090	28,036
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K725	2.946%	7/25/24	12,500	13,461
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K726	2.905%	4/25/24	12,605	13,492
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K728	3.064%	8/25/24	26,000	28,157
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K730	3.452%	9/25/24	1,137	1,183
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K730	3.590%	1/25/25	15,975	17,737
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K732	3.700%	5/25/25	13,200	14,772
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K735	2.862%	5/25/26	20,000	22,099
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K738	1.545%	1/25/27	8,325	8,715
3,4	FHLMC Multifamily Structures Pass Through
	Certificates KC02	3.370%	7/25/25	10,225	11,085
3,4	FHLMC Multifamily Structures Pass Through
	Certificates KC02	3.505%	3/25/29	20,400	24,131
3,4	FHLMC Multifamily Structures Pass Through
	Certificates KC02	2.982%	5/25/29	23,400	26,832
3,4	FHLMC Multifamily Structures Pass Through
	Certificates KS02	2.720%	7/25/26	10,806	11,643
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K1515	1.940%	2/25/35	14,450	15,188
4	Fifth Third Auto Trust 2019-1	2.640%	12/15/23	7,400	7,562
4	Fifth Third Auto Trust 2019-1	2.690%	11/16/26	2,375	2,499
4	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	3,356	3,385
4	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	1,600	1,630
4	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	2,111	2,115
4	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	421	421
4	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	1,065	1,070
4	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	4,130	4,144
4	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	9,225	9,440

4 Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	3,700	3,907
4 Ford Credit Auto Owner Trust 2020-A	1.040%	8/15/24	845	855
4 Ford Credit Auto Owner Trust 2020-B	0.560%	10/15/24	9,525	9,572
4 Ford Credit Auto Owner Trust 2020-B	0.790%	11/15/25	1,965	1,988
4 Ford Credit Floorplan Master Owner Trust A
Series 2017-3	2.480%	9/15/24	9,800	10,179
4 Ford Credit Floorplan Master Owner Trust A
Series 2018-1	2.950%	5/15/23	13,125	13,340
4 Ford Credit Floorplan Master Owner Trust A
Series 2018-2	3.170%	3/15/25	11,925	12,662
4 Ford Credit Floorplan Master Owner Trust A
Series 2020-1	0.700%	9/15/25	16,825	16,860
4 Ford Credit Floorplan Master Owner Trust A
Series 2020-2	1.060%	9/15/27	2,665	2,670
4 GM Financial Automobile Leasing Trust
2018-2	3.160%	4/20/22	172	172
4 GM Financial Automobile Leasing Trust
2019-2	2.670%	3/21/22	3,700	3,731
4 GM Financial Automobile Leasing Trust
2019-2	2.720%	3/20/23	1,725	1,757
4 GM Financial Automobile Leasing Trust
2020-1	1.670%	12/20/22	1,460	1,481
4 GM Financial Automobile Leasing Trust
2020-1	1.700%	12/20/23	530	541
4 GM Financial Automobile Leasing Trust
2020-2	0.800%	7/20/23	1,125	1,134
4 GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	3,966	4,021
4 GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	5,250	5,431
4 GM Financial Consumer Automobile 2020-1	1.840%	9/16/24	5,270	5,386
4 GM Financial Consumer Automobile 2020-1	1.900%	3/17/25	1,580	1,636
4 GM Financial Consumer Automobile 2020-2	1.490%	12/16/24	1,730	1,765
4 GM Financial Consumer Automobile 2020-3	0.450%	4/16/25	10,105	10,113
4 GM Financial Consumer Automobile 2020-3	0.580%	1/16/26	1,700	1,709
4 GM Financial Leasing Trust	0.450%	8/21/23	2,810	2,808
4 GM Financial Leasing Trust	0.510%	10/21/24	1,125	1,125
4 GM Financial Leasing Trust	0.760%	10/21/24	575	575
4 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	3,220	3,253
4 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	12,627	12,881
4 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	4,846	4,928
4 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	5,411	5,579
4 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	4,077	4,240
4 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	1,529	1,573
4 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	5,682	5,971
4 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	1,792	1,873
4 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	839	872
4 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	7,350	7,942
4 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	744	780
4 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,525	1,670
4 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	10,725	11,627
4 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	1,975	2,138
4 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	1,538	1,609
4 GS Mortgage Securities Trust 2014-GC22	3.516%	6/10/47	296	299
4 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	1,950	2,129
4 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	7,125	7,828
4 GS Mortgage Securities Trust 2014-GC24	4.643%	9/10/47	1,675	1,509
4 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	2,860	2,991
4 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	11,450	12,511

4 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	2,000	2,154
4 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	1,700	1,752
4 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	6,200	6,785
4 GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	5,700	6,232
4 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	5,601	5,917
4 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	2,275	2,536
4 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	5,900	6,236
4 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	5,600	6,195
4 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	4,425	4,810
4 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	11,450	12,411
4 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	3,950	4,410
4 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	2,925	3,224
4 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	8,350	9,529
4 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	3,350	3,740
4 GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	8,250	9,314
4 GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	13,194	14,886
4 GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	3,519	3,955
4 GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	3,150	3,693
4 GS Mortgage Securities Trust 2019-GC39	3.567%	5/10/52	7,675	8,838
4 GS Mortgage Securities Trust 2019-GC4	3.212%	9/1/52	3,775	4,172
4 GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	7,970	8,966
4 GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	16,200	18,132
4 GS Mortgage Securities Trust 2019-GSA1	3.048%	11/10/52	7,164	8,021
4 GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	7,370	8,208
4 GS Mortgage Securities Trust 2020-GC45	3.173%	2/13/53	2,110	2,335
4 GS Mortgage Securities Trust 2020-GC47	2.377%	5/12/53	4,270	4,548
4 Honda Auto Receivables 2017-2 Owner
Trust	1.680%	8/16/21	529	530
4 Honda Auto Receivables 2017-2 Owner
Trust	1.870%	9/15/23	1,864	1,868
4 Honda Auto Receivables 2017-4 Owner
Trust	2.050%	11/22/21	849	852
4 Honda Auto Receivables 2018-1 Owner
Trust	2.640%	2/15/22	4,485	4,517
4 Honda Auto Receivables 2018-1 Owner
Trust	2.830%	5/15/24	3,575	3,651
4 Honda Auto Receivables 2018-2 Owner
Trust	3.010%	5/18/22	2,001	2,024
4 Honda Auto Receivables 2018-2 Owner
Trust	3.160%	8/19/24	2,600	2,676
4 Honda Auto Receivables 2018-4 Owner
Trust	2.520%	6/21/23	8,975	9,197
4 Honda Auto Receivables 2018-4 Owner
Trust	2.540%	3/21/25	1,720	1,802
4 Honda Auto Receivables 2020-1 Owner
Trust	1.610%	4/22/24	6,350	6,501
4 Honda Auto Receivables 2020-1 Owner
Trust	1.630%	10/21/26	965	996
4 Honda Auto Receivables 2020-3 Owner
Trust	0.370%	10/18/24	5,900	5,898
4 Honda Auto Receivables 2020-3 Owner
Trust	0.460%	4/19/27	1,275	1,274
4 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	486	486
4 Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	1,892	1,908
4 Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	4,200	4,315
4 Hyundai Auto Receivables Trust 2020-A	1.410%	11/15/24	700	715
4 Hyundai Auto Receivables Trust 2020-B	0.480%	12/16/24	2,800	2,803

4 Hyundai Auto Receivables Trust 2020-B	0.620%	12/15/25	1,125	1,129
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	6,349	6,569
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	4,846	4,984
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	6,978	7,127
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9	2.840%	12/15/47	2,982	3,075
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	2,278	2,381
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	1,735	1,807
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	978	1,023
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	2,300	2,467
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	9,174	10,000
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	1,600	1,713
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.130%	12/15/46	1,600	1,694
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	11,478	11,997
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	3.499%	4/15/46	2,590	2,517
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	3,055	3,338
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	4,600	5,214
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	14,325	15,609
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	5,800	6,598
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.870%	12/15/49	4,650	5,183
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP5	3.723%	3/15/50	17,175	19,656
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP5	3.876%	3/15/50	3,200	3,598
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.050%	7/15/50	1,840	1,874
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.490%	7/15/50	10,755	12,194
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.744%	7/15/50	4,500	5,008
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP7	3.454%	9/15/50	2,034	2,309
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-COR4	4.029%	3/10/52	17,650	20,972
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-COR5	3.386%	6/13/52	11,975	13,705
4 JP Morgan Chase Commercial Mortg age
Securities Trust 2019-COR5	3.669%	6/13/52	1,075	1,203
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	1,776	1,893

4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.175%	7/15/45	1,184	1,252
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	978	1,020
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	4,470	4,833
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	1,260	1,352
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	251	263
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	2,940	3,195
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	1,680	1,797
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	1,117	1,170
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	5,500	6,018
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	1,100	1,199
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	5.055%	1/15/47	1,650	1,745
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	10,816	11,842
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	1,173	1,255
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.971%	2/15/47	1,422	1,497
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	20	20
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	2,800	2,834
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	2,800	3,065
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	2,225	2,418
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	1,055	1,099
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	1,375	1,505
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.997%	8/15/47	1,670	1,814
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	8,325	9,137
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	2,225	2,414
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	4,175	4,611
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	2,462	2,682
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	649	650
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	2,275	2,493
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	4,125	4,411

4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	9,975	10,956
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	2,775	3,027
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	17,150	18,751
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	2,875	3,118
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	2,875	3,028
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	4,939	5,141
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	3,048	3,302
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.227%	10/15/48	6,775	7,366
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	1,725	1,855
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	2,719	2,849
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	4,650	5,146
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	5,296	5,594
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	5,675	6,363
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	2,900	3,221
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	2,652	2,823
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	2,960	3,319
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	5,388	5,723
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	5,875	6,540
4 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	4,230	4,761
4 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	4,675	4,978
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	4,400	4,837
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	2,050	2,220
4 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.414%	3/15/50	4,800	5,345
4 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.694%	3/15/50	14,250	16,278
4 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.858%	3/15/50	5,600	6,259
4 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.409%	10/15/50	3,850	4,367
4 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.713%	10/15/50	2,400	2,678
4 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.211%	6/15/51	13,125	15,630

4 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.421%	6/15/51	1,575	1,845
4 JPMDB Commerical Mortgage Securities
Trust 2019-COR6	3.057%	11/13/52	10,695	12,026
4 JPMDB Commerical Mortgage Securities
Trust 2020-COR7	2.180%	5/13/53	3,940	4,118
4 Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	53	53
4 Mercedes-Benz Auto Lease Trust 2020-A	1.840%	12/15/22	3,700	3,761
4 Mercedes-Benz Auto Lease Trust 2020-A	1.880%	9/15/25	1,600	1,638
4 Mercedes-Benz Auto Lease Trust 2020-B	0.500%	6/15/26	700	700
4 Mercedes-Benz Auto Receivables Trust
2020-1	0.550%	2/18/25	2,795	2,805
4 Mercedes-Benz Auto Receivables Trust
2020-1	0.770%	10/15/26	550	555
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C5	3.176%	8/15/45	3,025	3,121
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C6	2.858%	11/15/45	2,429	2,501
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C10	4.218%	7/15/46	8,000	8,605
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.298%	8/15/46	1,680	1,824
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.498%	8/15/46	840	865
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	4.259%	10/15/46	3,915	4,265
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.039%	11/15/46	3,500	3,811
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.908%	11/15/46	1,750	1,844
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	3,011	3,131
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	599	617
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.134%	12/15/48	3,475	3,645
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.376%	12/15/48	1,800	1,868
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	3,475	3,655
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.456%	5/15/46	2,150	2,244
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	3.669%	2/15/47	1,856	1,862
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	4,475	4,826
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.917%	2/15/47	1,600	1,699
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.477%	6/15/47	837	873
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	4,200	4,579
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.494%	6/15/47	1,675	1,730
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.194%	10/15/47	246	246

4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.923%	10/15/47	1,400	1,549
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	4.631%	10/15/47	1,675	1,804
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.326%	12/15/47	3,355	3,519
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.526%	12/15/47	5,050	5,470
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.069%	2/15/48	2,529	2,659
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.249%	2/15/48	10,125	10,937
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C21	3.338%	3/15/48	2,500	2,729
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.040%	4/15/48	5,298	5,528
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.306%	4/15/48	4,500	4,889
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.883%	4/15/48	2,875	2,977
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.398%	7/15/50	1,660	1,748
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.719%	7/15/50	5,775	6,436
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C24	3.732%	5/15/48	4,900	5,463
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.383%	10/15/48	6,545	6,927
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.635%	10/15/48	3,475	3,866
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.323%	10/15/48	3,825	4,046
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.531%	10/15/48	4,325	4,799
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.557%	12/15/47	2,950	3,139
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.753%	12/15/47	3,500	3,945
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.288%	1/15/49	4,175	4,397
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.544%	1/15/49	11,975	13,181
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	3.140%	5/15/49	2,200	2,347
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	3.325%	5/15/49	1,250	1,380
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C30	2.860%	9/15/49	11,700	12,654
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C31	3.102%	11/15/49	14,200	15,560
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.720%	12/15/49	13,521	15,398
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.994%	12/15/49	4,625	5,165
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.599%	5/15/50	8,150	9,225

4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.852%	5/15/50	5,200	5,842
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.276%	11/15/52	5,725	6,359
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.536%	11/15/52	8,325	9,414
4 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	7,000	7,152
4 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,900	2,948
4 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	4,100	4,601
4 Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	5,850	6,423
4 Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	4,707	5,077
4 Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	11,700	12,616
4 Morgan Stanley Capital I Trust 2016-UB12	3.778%	12/15/49	5,000	5,565
4 Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	11,625	13,059
4 Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	7,500	8,467
4 Morgan Stanley Capital I Trust 2018-H4	4.310%	12/15/51	10,000	11,945
4 Morgan Stanley Capital I Trust 2019-H6	3.417%	6/15/52	14,885	16,960
4 Morgan Stanley Capital I Trust 2019-H6	3.700%	6/15/52	1,875	2,119
4 Morgan Stanley Capital I Trust 2019-H7	3.261%	7/15/52	5,625	6,348
4 Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	8,435	9,959
4 Morgan Stanley Capital I Trust 2019-L3	3.127%	11/15/52	10,950	12,289
4 Morgan Stanley Capital I Trust 2020-L4	2.698%	2/15/53	10,525	11,486
4 Morgan Stanley Capital I Trust 2020-L4	2.880%	2/15/53	1,575	1,704
6 National Australia Bank Ltd.	2.250%	3/16/21	16,000	16,134
4 Nissan Auto Lease Trust 2020-A	1.840%	1/17/23	2,650	2,697
4 Nissan Auto Lease Trust 2020-A	1.880%	4/15/25	1,050	1,075
4 Nissan Auto Receivables 2016-B Owner
Trust	1.540%	10/17/22	342	342
4 Nissan Auto Receivables 2016-C Owner
Trust	1.380%	1/17/23	619	620
4 Nissan Auto Receivables 2017-B Owner
Trust	1.750%	10/15/21	842	843
4 Nissan Auto Receivables 2017-B Owner
Trust	1.950%	10/16/23	3,469	3,499
4 Nissan Auto Receivables 2018-A Owner
Trust	2.650%	5/16/22	2,775	2,792
4 Nissan Auto Receivables 2018-A Owner
Trust	2.890%	6/17/24	5,300	5,443
4 Nissan Auto Receivables 2019-B Owner
Trust	2.500%	11/15/23	7,400	7,584
4 Nissan Auto Receivables 2019-B Owner
Trust	2.540%	12/15/25	1,850	1,942
4 Nissan Auto Receivables 2019-C Owner
Trust	1.930%	7/15/24	9,130	9,362
4 Nissan Auto Receivables 2019-C Owner
Trust	1.950%	5/15/26	2,150	2,241
4 Nissan Auto Receivables 2020-A Owner
Trust	1.380%	12/16/24	2,240	2,284
4 Nissan Auto Receivables 2020-B Owner
Trust	0.550%	7/15/24	3,240	3,241
4 Nissan Auto Receivables 2020-B Owner
Trust	0.710%	1/15/27	850	854
4 Public Service New Hampshire Funding LLC
2018-1	3.094%	2/1/26	1,443	1,497
4 Public Service New Hampshire Funding LLC
2018-1	3.506%	8/1/28	1,175	1,318

4 Public Service New Hampshire Funding LLC
2018-1	3.814%	2/1/35	2,825	3,303
Royal Bank of Canada	2.100%	10/14/20	57,900	57,928
Royal Bank of Canada	2.300%	3/22/21	8,900	8,982
4 Santander Drive Auto Receivables Trust
2018-2	3.350%	7/17/23	2,570	2,597
4 Santander Drive Auto Receivables Trust
2018-3	3.510%	8/15/23	2,861	2,890
4 Santander Drive Auto Receivables Trust
2020-2	0.960%	11/15/24	1,700	1,708
4 Santander Drive Auto Receivables Trust
2020-2	1.460%	9/15/25	2,250	2,267
4 Santander Drive Auto Receivables Trust
2020-3	0.690%	3/17/25	2,240	2,240
4 Santander Drive Auto Receivables Trust
2020-3	1.120%	1/15/26	1,690	1,690
4 SG Commercial Mortgage Securities Trust
2016-C5	3.055%	10/10/48	9,000	9,721
4 Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	15,275	15,712
4 Synchrony Credit Card Master Note Trust
2016-2	2.210%	5/15/24	21,306	21,553
4 Synchrony Credit Card Master Note Trust
2017-2	2.620%	10/15/25	9,050	9,440
4 Synchrony Credit Card Master Note Trust
2018-1	2.970%	3/15/24	15,750	15,938
4 Synchrony Credit Card Master Note Trust
2018-2	3.470%	5/15/26	15,675	16,843
6 Toronto-Dominion Bank	2.250%	3/15/21	13,400	13,517
6 Toronto-Dominion Bank	2.500%	1/18/22	7,570	7,775
4 Toyota Auto Receivables 2017-D Owner
Trust	1.930%	1/18/22	3,360	3,372
4 Toyota Auto Receivables 2018-A Owner
Trust	2.350%	5/16/22	2,926	2,945
4 Toyota Auto Receivables 2018-A Owner
Trust	2.520%	5/15/23	2,350	2,409
4 Toyota Auto Receivables 2018-B Owner
Trust	2.960%	9/15/22	4,187	4,240
4 Toyota Auto Receivables 2018-B Owner
Trust	3.110%	11/15/23	1,175	1,226
4 Toyota Auto Receivables 2019-D Owner
Trust	1.920%	1/16/24	23,000	23,547
4 Toyota Auto Receivables 2020-A Owner
Trust	1.660%	5/15/24	7,900	8,073
4 Toyota Auto Receivables 2020-A Owner
Trust	1.680%	5/15/25	1,315	1,358
4 Toyota Auto Receivables 2020-B Owner
Trust	1.360%	8/15/24	700	713
4 UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	10,100	11,238
4 UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	4,800	5,297
4 UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	8,050	9,096
4 UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	2,150	2,378
4 UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	9,700	10,893
4 UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	4,050	4,502
4 UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	6,450	7,128
4 UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	8,050	9,054
4 UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	3,562	4,015
4 UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	5,325	6,024

4 UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	8,225	9,502
4 UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	4,375	4,988
4 UBS Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	10,475	12,333
4 UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	2,650	3,102
4 UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	5,975	7,138
4 UBS Commercial Mortgage Trust 2018-C12	4.587%	8/15/51	4,000	4,755
4 UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	1,669	1,804
4 UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	5,825	6,854
4 UBS Commercial Mortgage Trust 2018-C13	4.585%	10/15/51	1,075	1,280
4 UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	12,950	15,607
4 UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	8,975	10,794
4 UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	7,900	8,968
4 UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	15,850	18,348
4 UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	4,225	4,864
4 UBS Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	15,800	18,304
4 UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	5,250	5,988
4 UBS Commercial Mortgage Trust 2019-C16	3.887%	4/15/52	1,575	1,813
4 UBS Commercial Mortgage Trust 2019-C17	2.921%	10/15/52	6,475	7,103
4 UBS Commercial Mortgage Trust 2019-C18	3.035%	12/15/52	3,800	4,244
4 UBS Commercial Mortgage Trust 2019-C18	3.378%	12/15/52	2,300	2,554
4 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	4,636	4,846
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	7,716	8,082
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	1,150	1,189
4 Volkswagen Auto Loan Enhanced Trust
2018-1	3.020%	11/21/22	2,288	2,321
4 Volkswagen Auto Loan Enhanced Trust
2018-1	3.150%	7/22/24	1,050	1,084
4 Volkswagen Auto Loan Enhanced Trust
2020-1	0.980%	11/20/24	1,700	1,721
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	8,416	8,719
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.477%	8/15/50	837	876
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	23,025	25,040
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	550	592
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.244%	12/15/47	1,671	1,753
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	2,551	2,600
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	5,650	6,165
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	2,850	3,080
4 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	5,082	5,311
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	3,150	3,411
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	2,275	2,443
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	12,042	12,924

4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	8,500	9,375
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	1,619	1,780
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	5,622	5,929
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	8,500	9,442
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	1,405	1,466
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	14,401	15,591
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	2,850	2,975
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	2,350	2,484
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	3,425	3,845
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	2,925	3,253
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	332	332
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	3,662	3,794
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	2,275	2,465
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	4,700	5,035
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	2,950	3,317
4 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	10,340	11,397
4 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	7,850	8,420
4 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.814%	8/15/49	1,800	1,882
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	3,084	3,269
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	6,700	7,428
4 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	2,350	2,611
4 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	4,700	5,071
4 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	4,675	5,323
4 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	5,275	5,551
4 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	9,053	9,882
4 Wells Fargo Commercial Mortgage Trust
2016-NXS6	2.918%	11/15/49	1,160	1,257
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	11,445	12,933
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.665%	7/15/50	3,243	3,612

4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	9,675	10,936
4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.702%	9/15/50	5,375	6,001
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.317%	10/15/50	5,350	5,832
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	8,025	9,102
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.854%	10/15/50	2,150	2,432
4 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	13,300	15,006
4 Wells Fargo Commercial Mortgage Trust
2017-C42	3.330%	12/15/50	4,815	5,378
4 Wells Fargo Commercial Mortgage Trust
2017-RB1	3.635%	3/15/50	8,600	9,798
4 Wells Fargo Commercial Mortgage Trust
2017-RC1	3.631%	1/15/60	8,500	9,616
4 Wells Fargo Commercial Mortgage Trust
2018-C43	4.012%	3/15/51	15,825	18,471
4 Wells Fargo Commercial Mortgage Trust
2018-C43	4.152%	3/15/51	2,742	3,158
4 Wells Fargo Commercial Mortgage Trust
2018-C44	4.212%	5/15/51	10,550	12,406
4 Wells Fargo Commercial Mortgage Trust
2018-C45	4.184%	6/15/51	10,125	11,892
4 Wells Fargo Commercial Mortgage Trust
2018-C46	4.152%	8/15/51	6,100	7,171
4 Wells Fargo Commercial Mortgage Trust
2018-C48	4.302%	1/15/52	4,051	4,825
4 Wells Fargo Commercial Mortgage Trust
2019-C49	4.023%	3/15/52	13,225	15,583
4 Wells Fargo Commercial Mortgage Trust
2019-C50	3.729%	5/15/52	7,650	8,866
4 Wells Fargo Commercial Mortgage Trust
2019-C52	3.143%	8/15/52	4,750	5,206
4 Wells Fargo Commercial Mortgage Trust
2019-C53	3.040%	10/15/52	10,700	11,961
4 Wells Fargo Commercial Mortgage Trust
2019-C54	3.146%	12/15/52	6,405	7,238
4 Wells Fargo Commercial Mortgate Trust
2018-C47	4.442%	9/15/61	10,600	12,721
4 Wells Fargo Commercial Mortgate Trust
2019-C51	3.311%	6/15/52	11,175	12,669
4 Wells Fargo Commercial Mortgate Trust
2019-C52	2.892%	8/15/52	2,825	3,127
4 Wells Fargo Commercial Mortgate Trust
2020-C55	2.725%	2/15/53	9,475	10,404
4 Wells Fargo Commercial Mortgate Trust
2020-C56	2.448%	6/15/53	2,250	2,416
4 WFRBS Commercial Mortgage Trust 2012-
C10	2.875%	12/15/45	10,900	11,196
4 WFRBS Commercial Mortgage Trust 2012-
C6	3.440%	4/15/45	7,085	7,216
4 WFRBS Commercial Mortgage Trust 2012-
C7	3.431%	6/15/45	4,975	5,122

4 WFRBS Commercial Mortgage Trust 2012-
C7	4.090%	6/15/45	4,400	4,413
4 WFRBS Commercial Mortgage Trust 2012-
C8	3.001%	8/15/45	3,100	3,199
4 WFRBS Commercial Mortgage Trust 2012-
C9	2.870%	11/15/45	5,346	5,519
4 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	4,148	4,332
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	1,733	1,815
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	820	850
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	3,436	3,599
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	673	699
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	6,000	6,353
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	3,000	3,113
4 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	586	611
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	4,470	4,855
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	1,120	1,200
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	776	813
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	1,250	1,364
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	2,100	2,270
4 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	750	782
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	1,450	1,574
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	1,150	1,230
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	1,150	1,204
4 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	2,211	2,212
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	5,010	5,478
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	575	623
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.845%	12/15/46	862	919
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	27	27
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	1,750	1,753
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	2,350	2,548
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.894%	3/15/46	575	608

4 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	671	702
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	1,064	1,069
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	2,825	3,097
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	950	998
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	803	842
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.723%	5/15/47	3,457	3,702
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	1,675	1,838
4 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	1,675	1,809
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	4,000	4,376
4 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	8,200	9,017
4 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	1,675	1,792
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	2,586	2,715
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	1,675	1,853
4 WFRBS Commercial Mortgage Trust 2014-
C23	4.210%	10/15/57	1,125	1,244
4 WFRBS Commercial Mortgage Trust 2014-
C24	3.428%	11/15/47	1,688	1,728
4 WFRBS Commercial Mortgage Trust 2014-
C24	3.607%	11/15/47	2,860	3,121
4 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	1,911	1,979
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	6,720	7,350
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	2,800	3,025
4 World Financial Network Credit Card Master
Note Trust Series 2017-C	2.310%	8/15/24	8,600	8,606
4 World Financial Network Credit Card Master
Note Trust Series 2018-A	3.070%	12/16/24	10,625	10,723
4 World Omni Auto Receivables Trust 2019-C	1.960%	12/16/24	6,850	7,013
4 World Omni Auto Receivables Trust 2019-C	2.030%	12/15/25	1,705	1,781
4 World Omni Auto Receivables Trust 2020-A	1.100%	4/15/25	5,525	5,601
4 World Omni Auto Receivables Trust 2020-B	0.630%	5/15/25	2,795	2,808
4 World Omni Auto Receivables Trust 2020-B	0.820%	1/15/26	615	622
4 World Omni Auto Receivables Trust 2020-C	0.480%	11/17/25	3,100	3,103
4 World Omni Auto Receivables Trust 2020-C	0.610%	10/15/26	1,125	1,131
4 World Omni Automobile Lease Securitization
Trust 2020-A	1.700%	1/17/23	2,765	2,821
4 World Omni Automobile Lease Securitization
Trust 2020-A	1.790%	6/16/25	1,575	1,614
4 World Omni Select Auto Trust 2020-A	0.550%	7/15/25	840	841
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $6,985,653)				7,476,572

Corporate Bonds (29.3%)
Finance (8.9%)
Banking (6.1%)
Ally Financial Inc.	4.125%	2/13/22	8,693	9,008
Ally Financial Inc.	4.625%	5/19/22	50	53
Ally Financial Inc.	3.875%	5/21/24	6,700	7,144
Ally Financial Inc.	5.125%	9/30/24	4,100	4,572
Ally Financial Inc.	8.000%	11/1/31	21,320	29,155
Ally Financial Inc.	8.000%	11/1/31	2,532	3,408
American Express Co.	3.700%	11/5/21	36,690	37,913
American Express Co.	2.750%	5/20/22	9,080	9,391
American Express Co.	2.500%	8/1/22	10,721	11,093
American Express Co.	2.650%	12/2/22	16,364	17,143
American Express Co.	3.400%	2/27/23	14,535	15,464
American Express Co.	3.700%	8/3/23	17,325	18,769
American Express Co.	3.400%	2/22/24	14,358	15,590
American Express Co.	2.500%	7/30/24	10,315	10,946
American Express Co.	3.000%	10/30/24	47,702	51,641
American Express Co.	3.625%	12/5/24	18,215	20,166
American Express Co.	4.200%	11/6/25	10,100	11,717
American Express Co.	3.125%	5/20/26	6,145	6,851
American Express Co.	4.050%	12/3/42	6,377	8,017
American Express Credit Corp.	2.700%	3/3/22	42,465	43,732
American Express Credit Corp.	3.300%	5/3/27	25,717	29,042
Associated Bank NA	3.500%	8/13/21	3,350	3,425
Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	8,100	8,311
Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	10,890	11,284
Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	17,000	17,800
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	12,625	14,383
Australia & New Zealand Banking Group Ltd.	2.050%	11/21/22	150	155
Banco Santander SA	3.500%	4/11/22	1,500	1,554
Banco Santander SA	3.125%	2/23/23	10,900	11,416
Banco Santander SA	3.848%	4/12/23	11,483	12,257
Banco Santander SA	2.706%	6/27/24	8,500	8,956
Banco Santander SA	2.746%	5/28/25	8,000	8,399
Banco Santander SA	5.179%	11/19/25	18,358	20,834
Banco Santander SA	4.250%	4/11/27	11,350	12,818
Banco Santander SA	3.800%	2/23/28	13,306	14,617
Banco Santander SA	4.379%	4/12/28	12,000	13,589
Banco Santander SA	3.306%	6/27/29	10,914	11,813
Banco Santander SA	3.490%	5/28/30	5,200	5,669
Bancolombia SA	3.000%	1/29/25	4,100	4,105
Bank of America Corp.	5.000%	5/13/21	1,000	1,029
4 Bank of America Corp.	2.328%	10/1/21	34,250	34,252
Bank of America Corp.	5.700%	1/24/22	1,575	1,683
Bank of America Corp.	2.503%	10/21/22	24,183	24,694
Bank of America Corp.	3.300%	1/11/23	48,108	51,050
4 Bank of America Corp.	3.124%	1/20/23	9,578	9,875
4 Bank of America Corp.	2.881%	4/24/23	35,225	36,368
4 Bank of America Corp.	2.816%	7/21/23	52,003	54,013
Bank of America Corp.	4.100%	7/24/23	13,677	15,028
4 Bank of America Corp.	3.004%	12/20/23	163,756	171,963
Bank of America Corp.	4.125%	1/22/24	17,433	19,237
4 Bank of America Corp.	3.550%	3/5/24	30,145	32,023
Bank of America Corp.	4.000%	4/1/24	5,000	5,534
4 Bank of America Corp.	1.486%	5/19/24	5,775	5,859
4 Bank of America Corp.	3.864%	7/23/24	15,085	16,288

Bank of America Corp.	4.200%	8/26/24	53,122	58,955
Bank of America Corp.	4.000%	1/22/25	50,103	55,800
4 Bank of America Corp.	3.458%	3/15/25	27,035	29,172
Bank of America Corp.	3.950%	4/21/25	44,564	49,265
Bank of America Corp.	3.875%	8/1/25	1,500	1,702
4 Bank of America Corp.	3.093%	10/1/25	43,588	47,007
4 Bank of America Corp.	2.456%	10/22/25	18,300	19,279
4 Bank of America Corp.	3.366%	1/23/26	33,035	36,003
4 Bank of America Corp.	2.015%	2/13/26	16,600	17,224
Bank of America Corp.	4.450%	3/3/26	27,582	31,679
Bank of America Corp.	3.500%	4/19/26	21,070	23,601
4 Bank of America Corp.	1.319%	6/19/26	13,200	13,283
Bank of America Corp.	4.250%	10/22/26	32,068	37,072
4 Bank of America Corp.	3.559%	4/23/27	33,200	37,076
Bank of America Corp.	3.248%	10/21/27	40,054	44,279
Bank of America Corp.	4.183%	11/25/27	41,800	47,956
4 Bank of America Corp.	3.824%	1/20/28	28,815	32,663
4 Bank of America Corp.	3.705%	4/24/28	18,077	20,401
4 Bank of America Corp.	3.593%	7/21/28	67,853	75,898
4 Bank of America Corp.	3.419%	12/20/28	99,529	110,788
4 Bank of America Corp.	3.970%	3/5/29	21,807	25,010
4 Bank of America Corp.	4.271%	7/23/29	77,325	90,630
4 Bank of America Corp.	3.974%	2/7/30	5,700	6,599
4 Bank of America Corp.	3.194%	7/23/30	25,445	28,118
4 Bank of America Corp.	2.884%	10/22/30	12,740	13,697
4 Bank of America Corp.	2.496%	2/13/31	91,585	95,541
4 Bank of America Corp.	2.592%	4/29/31	61,878	65,396
4 Bank of America Corp.	1.898%	7/23/31	100	100
Bank of America Corp.	6.110%	1/29/37	16,510	23,237
4 Bank of America Corp.	4.244%	4/24/38	23,583	28,746
Bank of America Corp.	7.750%	5/14/38	24,066	39,720
4 Bank of America Corp.	4.078%	4/23/40	27,945	33,376
4 Bank of America Corp.	2.676%	6/19/41	71,795	73,068
Bank of America Corp.	5.875%	2/7/42	21,433	31,418
Bank of America Corp.	5.000%	1/21/44	26,873	37,163
Bank of America Corp.	4.875%	4/1/44	9,686	13,038
Bank of America Corp.	4.750%	4/21/45	3,550	4,690
4 Bank of America Corp.	4.443%	1/20/48	6,669	8,630
4 Bank of America Corp.	3.946%	1/23/49	9,503	11,559
4 Bank of America Corp.	4.330%	3/15/50	32,060	40,567
4 Bank of America Corp.	4.083%	3/20/51	96,877	119,820
4 Bank of America NA	3.335%	1/25/23	250	259
Bank of America NA	6.000%	10/15/36	16,604	23,693
Bank of Montreal	1.900%	8/27/21	15,825	16,064
Bank of Montreal	2.900%	3/26/22	31,266	32,436
Bank of Montreal	2.350%	9/11/22	10,186	10,590
Bank of Montreal	2.050%	11/1/22	3,321	3,437
Bank of Montreal	2.550%	11/6/22	12,561	13,108
Bank of Montreal	3.300%	2/5/24	17,385	18,797
Bank of Montreal	2.500%	6/28/24	11,225	11,938
Bank of Montreal	1.850%	5/1/25	28,477	29,638
4 Bank of Montreal	4.338%	10/5/28	5,000	5,363
4 Bank of Montreal	3.803%	12/15/32	26,015	28,714
Bank of New York Mellon Corp.	2.600%	2/7/22	11,156	11,477
Bank of New York Mellon Corp.	1.950%	8/23/22	17,250	17,766
Bank of New York Mellon Corp.	1.850%	1/27/23	1,500	1,549
Bank of New York Mellon Corp.	2.950%	1/29/23	12,171	12,818

	Bank of New York Mellon Corp.	3.500%	4/28/23	7,666	8,266
4	Bank of New York Mellon Corp.	2.661%	5/16/23	15,285	15,798
	Bank of New York Mellon Corp.	3.450%	8/11/23	8,225	8,931
	Bank of New York Mellon Corp.	2.200%	8/16/23	11,799	12,375
	Bank of New York Mellon Corp.	3.650%	2/4/24	8,385	9,212
	Bank of New York Mellon Corp.	3.400%	5/15/24	1,578	1,729
	Bank of New York Mellon Corp.	3.250%	9/11/24	16,856	18,458
	Bank of New York Mellon Corp.	2.100%	10/24/24	5,275	5,585
	Bank of New York Mellon Corp.	3.000%	2/24/25	12,836	14,116
	Bank of New York Mellon Corp.	1.600%	4/24/25	3,915	4,062
	Bank of New York Mellon Corp.	3.950%	11/18/25	6,900	8,057
	Bank of New York Mellon Corp.	2.800%	5/4/26	20,371	22,528
	Bank of New York Mellon Corp.	2.450%	8/17/26	10,431	11,396
	Bank of New York Mellon Corp.	3.250%	5/16/27	26,448	30,040
	Bank of New York Mellon Corp.	3.400%	1/29/28	5,646	6,511
4	Bank of New York Mellon Corp.	3.442%	2/7/28	14,849	17,027
	Bank of New York Mellon Corp.	3.850%	4/28/28	100	121
	Bank of New York Mellon Corp.	3.000%	10/30/28	5,190	5,813
	Bank of New York Mellon Corp.	3.300%	8/23/29	4,750	5,437
	Bank of Nova Scotia	3.125%	4/20/21	150	152
	Bank of Nova Scotia	2.700%	3/7/22	14,940	15,426
	Bank of Nova Scotia	2.450%	9/19/22	2,905	3,021
	Bank of Nova Scotia	2.000%	11/15/22	10,667	11,008
	Bank of Nova Scotia	2.375%	1/18/23	6,625	6,905
	Bank of Nova Scotia	1.950%	2/1/23	23,736	24,489
	Bank of Nova Scotia	3.400%	2/11/24	9,434	10,238
	Bank of Nova Scotia	2.200%	2/3/25	41,848	44,178
	Bank of Nova Scotia	1.300%	6/11/25	30,100	30,557
	Bank of Nova Scotia	4.500%	12/16/25	33,155	38,282
	Bank of Nova Scotia	2.700%	8/3/26	15,692	17,173
	Bank One Corp.	7.625%	10/15/26	4,910	6,559
	Bank One Corp.	8.000%	4/29/27	2,030	2,804
6	Barclays Bank plc	10.179%	6/12/21	350	370
	Barclays plc	3.200%	8/10/21	6,000	6,138
	Barclays plc	3.684%	1/10/23	16,770	17,292
4	Barclays plc	4.610%	2/15/23	11,059	11,575
4	Barclays plc	4.338%	5/16/24	19,000	20,378
	Barclays plc	3.650%	3/16/25	39,734	42,839
4	Barclays plc	3.932%	5/7/25	11,915	12,752
	Barclays plc	4.375%	1/12/26	25,886	29,064
4	Barclays plc	2.852%	5/7/26	29,250	30,445
	Barclays plc	5.200%	5/12/26	16,329	18,109
	Barclays plc	4.337%	1/10/28	14,062	15,628
	Barclays plc	4.836%	5/9/28	35,715	38,683
4	Barclays plc	4.972%	5/16/29	13,600	15,865
4	Barclays plc	5.088%	6/20/30	15,515	17,432
	Barclays plc	2.645%	6/24/31	25,620	25,496
	Barclays plc	3.564%	9/23/35	2,000	1,970
	Barclays plc	5.250%	8/17/45	12,605	16,566
	Barclays plc	4.950%	1/10/47	13,688	17,438
	BBVA USA	2.875%	6/29/22	20,185	20,787
	BBVA USA	2.500%	8/27/24	1,520	1,584
	BBVA USA	3.875%	4/10/25	1,000	1,074
	BNP Paribas SA	5.000%	1/15/21	21	21
	BNP Paribas SA	3.250%	3/3/23	21,210	22,588
	BNP Paribas SA	4.250%	10/15/24	2,700	2,986
4,6	BNP Paribas SA	3.052%	1/13/31	3,800	4,085

BPCE SA	2.750%	12/2/21	9,148	9,405
6 BPCE SA	3.000%	5/22/22	5,500	5,689
BPCE SA	4.000%	4/15/24	22,067	24,433
BPCE SA	3.375%	12/2/26	4,750	5,355
Canadian Imperial Bank of Commerce	2.550%	6/16/22	20,232	21,010
Canadian Imperial Bank of Commerce	0.950%	6/23/23	1,000	1,009
Canadian Imperial Bank of Commerce	3.500%	9/13/23	12,550	13,632
Canadian Imperial Bank of Commerce	3.100%	4/2/24	12,700	13,696
Canadian Imperial Bank of Commerce	2.250%	1/28/25	13,400	14,119
4 Capital One Bank USA NA	2.014%	1/27/23	5,150	5,240
Capital One Bank USA NA	3.375%	2/15/23	28,336	29,961
4 Capital One Bank USA NA	2.280%	1/28/26	500	520
Capital One Financial Corp.	3.050%	3/9/22	3,425	3,536
Capital One Financial Corp.	3.200%	1/30/23	17,063	18,034
Capital One Financial Corp.	2.600%	5/11/23	10,500	10,985
Capital One Financial Corp.	3.500%	6/15/23	4,878	5,220
Capital One Financial Corp.	3.900%	1/29/24	7,488	8,150
Capital One Financial Corp.	3.750%	4/24/24	9,234	10,051
Capital One Financial Corp.	3.300%	10/30/24	22,804	24,625
Capital One Financial Corp.	3.200%	2/5/25	10,210	11,013
Capital One Financial Corp.	4.250%	4/30/25	8,673	9,817
Capital One Financial Corp.	4.200%	10/29/25	15,735	17,417
Capital One Financial Corp.	3.750%	7/28/26	30,850	33,540
Capital One Financial Corp.	3.750%	3/9/27	37,443	41,577
Capital One Financial Corp.	3.650%	5/11/27	6,300	6,951
Capital One Financial Corp.	3.800%	1/31/28	24,671	27,526
Citibank NA	3.650%	1/23/24	2,791	3,049
Citigroup Inc.	2.350%	8/2/21	12,277	12,476
Citigroup Inc.	2.900%	12/8/21	32,037	32,876
Citigroup Inc.	4.500%	1/14/22	45,133	47,442
Citigroup Inc.	2.750%	4/25/22	11,272	11,653
Citigroup Inc.	4.050%	7/30/22	11,120	11,801
Citigroup Inc.	2.700%	10/27/22	12,750	13,290
4 Citigroup Inc.	2.312%	11/4/22	13,413	13,664
4 Citigroup Inc.	3.142%	1/24/23	26,997	27,858
Citigroup Inc.	3.375%	3/1/23	6,485	6,894
Citigroup Inc.	3.500%	5/15/23	17,889	19,072
4 Citigroup Inc.	2.876%	7/24/23	17,985	18,680
Citigroup Inc.	3.875%	10/25/23	15,525	16,955
4 Citigroup Inc.	1.678%	5/15/24	28,500	29,165
4 Citigroup Inc.	4.044%	6/1/24	19,363	20,885
Citigroup Inc.	3.750%	6/16/24	21,198	23,369
Citigroup Inc.	4.000%	8/5/24	17,899	19,676
Citigroup Inc.	3.875%	3/26/25	14,135	15,580
4 Citigroup Inc.	3.352%	4/24/25	25,825	27,843
Citigroup Inc.	3.300%	4/27/25	4,640	5,110
Citigroup Inc.	4.400%	6/10/25	57,441	64,539
Citigroup Inc.	5.500%	9/13/25	28,649	33,875
Citigroup Inc.	3.700%	1/12/26	23,725	26,664
Citigroup Inc.	4.600%	3/9/26	25,400	29,009
4 Citigroup Inc.	3.106%	4/8/26	46,100	49,620
Citigroup Inc.	3.400%	5/1/26	14,385	15,985
Citigroup Inc.	3.200%	10/21/26	66,502	73,300
Citigroup Inc.	4.300%	11/20/26	1,857	2,120
Citigroup Inc.	4.450%	9/29/27	56,802	65,751
4 Citigroup Inc.	3.887%	1/10/28	16,000	18,096
4 Citigroup Inc.	3.668%	7/24/28	43,487	48,796

Citigroup Inc.	4.125%	7/25/28	7,776	8,933
4 Citigroup Inc.	3.520%	10/27/28	26,957	29,942
4 Citigroup Inc.	4.075%	4/23/29	16,153	18,566
4 Citigroup Inc.	3.980%	3/20/30	17,600	20,263
4 Citigroup Inc.	2.976%	11/5/30	16,000	17,301
4 Citigroup Inc.	2.666%	1/29/31	24,700	26,042
4 Citigroup Inc.	4.412%	3/31/31	57,263	68,649
4 Citigroup Inc.	2.572%	6/3/31	21,000	22,017
Citigroup Inc.	6.625%	6/15/32	7,147	9,923
Citigroup Inc.	5.875%	2/22/33	3,975	5,255
Citigroup Inc.	6.000%	10/31/33	12,230	16,569
Citigroup Inc.	6.125%	8/25/36	14,089	19,226
4 Citigroup Inc.	3.878%	1/24/39	26,508	31,236
Citigroup Inc.	8.125%	7/15/39	30,665	53,479
4 Citigroup Inc.	5.316%	3/26/41	700	959
Citigroup Inc.	5.875%	1/30/42	15,776	23,122
Citigroup Inc.	6.675%	9/13/43	8,835	13,414
Citigroup Inc.	4.950%	11/7/43	5,019	6,019
Citigroup Inc.	5.300%	5/6/44	21,172	28,464
Citigroup Inc.	4.650%	7/30/45	9,861	12,825
Citigroup Inc.	4.750%	5/18/46	32,768	40,976
4 Citigroup Inc.	4.281%	4/24/48	11,185	13,822
Citigroup Inc.	4.650%	7/23/48	21,817	28,644
Citizens Bank NA	2.650%	5/26/22	9,175	9,483
Citizens Bank NA	3.700%	3/29/23	7,991	8,530
Citizens Bank NA	3.250%	2/14/22	250	259
Citizens Bank NA	3.750%	2/18/26	6,900	7,901
Citizens Financial Group Inc.	4.300%	12/3/25	6,125	7,096
Citizens Financial Group Inc.	2.850%	7/27/26	26,925	29,689
Citizens Financial Group Inc.	2.500%	2/6/30	4,716	5,046
Citizens Financial Group Inc.	3.250%	4/30/30	3,000	3,313
6 Citizens Financial Group Inc.	2.638%	9/30/32	5,036	5,018
Comerica Bank	2.500%	7/23/24	1,100	1,170
Comerica Bank	4.000%	7/27/25	2,561	2,834
Comerica Inc.	3.700%	7/31/23	18,364	19,901
Comerica Inc.	4.000%	2/1/29	150	171
6 Commonwealth Bank of Australia	2.750%	3/10/22	15,000	15,506
6 Commonwealth Bank of Australia	3.350%	6/4/24	45,950	50,252
6 Commonwealth Bank of Australia	3.900%	7/12/47	50	62
Cooperatieve Rabobank UA	3.125%	4/26/21	5,530	5,613
Cooperatieve Rabobank UA	2.750%	1/10/22	13,756	14,179
Cooperatieve Rabobank UA	3.875%	2/8/22	44,938	47,072
Cooperatieve Rabobank UA	3.950%	11/9/22	41,248	43,769
Cooperatieve Rabobank UA	2.750%	1/10/23	1,000	1,051
Cooperatieve Rabobank UA	4.625%	12/1/23	17,740	19,644
Cooperatieve Rabobank UA	3.375%	5/21/25	22,446	25,250
Cooperatieve Rabobank UA	4.375%	8/4/25	15,053	16,946
Cooperatieve Rabobank UA	3.750%	7/21/26	15,005	16,705
Cooperatieve Rabobank UA	5.250%	5/24/41	11,911	17,334
Cooperatieve Rabobank UA	5.750%	12/1/43	15,004	21,606
Cooperatieve Rabobank UA	5.250%	8/4/45	16,920	23,054
Credit Suisse AG	3.000%	10/29/21	14,909	15,337
Credit Suisse AG	2.100%	11/12/21	11,260	11,472
Credit Suisse AG	2.800%	4/8/22	530	548
Credit Suisse AG	1.000%	5/5/23	25,000	25,220
Credit Suisse AG	3.625%	9/9/24	21,229	23,474
Credit Suisse AG	2.950%	4/9/25	500	546

6	Credit Suisse Group AG	3.574%	1/9/23	8,685	8,977
6	Credit Suisse Group AG	4.282%	1/9/28	25,250	28,576
4,6	Credit Suisse Group AG	4.194%	4/1/31	3,250	3,754
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	12,900	12,969
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	23,325	24,284
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	14,068	15,086
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	63,143	69,953
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	2,360	2,744
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	21,859	29,033
	Credit Suisse USA Inc.	7.125%	7/15/32	13,879	21,015
	Deutsche Bank AG	3.125%	1/13/21	7	7
	Deutsche Bank AG	4.250%	10/14/21	2,826	2,905
	Deutsche Bank AG	3.300%	11/16/22	26,806	27,644
	Deutsche Bank AG	3.950%	2/27/23	25,000	26,229
	Deutsche Bank AG	4.100%	1/13/26	8,410	8,868
	Deutsche Bank AG	3.700%	5/30/24	28,960	30,517
	Deutsche Bank AG	3.700%	5/30/24	200	211
	Deutsche Bank AG	5.000%	2/14/22	4,850	5,068
4	Deutsche Bank AG	3.961%	11/26/25	150	159
	Discover Bank	3.200%	8/9/21	5,881	6,006
	Discover Bank	3.350%	2/6/23	11,164	11,805
	Discover Bank	4.200%	8/8/23	22,506	24,635
	Discover Bank	2.450%	9/12/24	14,683	15,484
	Discover Bank	4.250%	3/13/26	4,907	5,579
	Discover Bank	3.450%	7/27/26	14,340	15,651
4	Discover Bank	4.682%	8/9/28	8,032	8,443
	Discover Bank	4.650%	9/13/28	11,625	13,698
	Discover Bank	2.700%	2/6/30	3,800	3,984
	Discover Financial Services	5.200%	4/27/22	3,817	4,074
	Discover Financial Services	3.850%	11/21/22	12,059	12,853
	Discover Financial Services	3.950%	11/6/24	6,950	7,657
	Discover Financial Services	3.750%	3/4/25	10,954	11,928
	Discover Financial Services	4.500%	1/30/26	10,036	11,459
	Discover Financial Services	4.100%	2/9/27	15,982	17,733
	Fifth Third Bancorp	3.500%	3/15/22	6,003	6,243
	Fifth Third Bancorp	2.600%	6/15/22	1,100	1,136
	Fifth Third Bancorp	1.625%	5/5/23	2,000	2,052
	Fifth Third Bancorp	4.300%	1/16/24	13,424	14,827
	Fifth Third Bancorp	3.650%	1/25/24	42,187	45,983
	Fifth Third Bancorp	2.375%	1/28/25	24,231	25,649
	Fifth Third Bancorp	2.550%	5/5/27	11,960	12,821
	Fifth Third Bancorp	3.950%	3/14/28	15,720	18,261
	Fifth Third Bancorp	8.250%	3/1/38	11,167	18,409
	Fifth Third Bank	2.875%	10/1/21	7,904	8,091
	Fifth Third Bank	1.800%	1/30/23	7,155	7,360
	Fifth Third Bank	3.950%	7/28/25	11,264	12,877
	Fifth Third Bank	3.850%	3/15/26	10,229	11,671
	Fifth Third Bank	2.250%	2/1/27	5,185	5,546
	First Horizon National Corp.	3.500%	12/15/20	5,513	5,531
	First Horizon National Corp.	4.000%	5/26/25	4,400	4,767
	First Republic Bank	2.500%	6/6/22	13,250	13,658
4	First Republic Bank	1.912%	2/12/24	3,500	3,591
	First Republic Bank	4.375%	8/1/46	2,925	3,538
	First Republic Bank	4.625%	2/13/47	3,479	4,334
	FirstMerit Bank NA	4.270%	11/25/26	5,750	6,585
	Goldman Sachs Capital I	6.345%	2/15/34	12,275	16,847
	Goldman Sachs Group Inc.	2.600%	12/27/20	1,850	1,859

Goldman Sachs Group Inc.	2.350%	11/15/21	23,550	23,608
Goldman Sachs Group Inc.	5.750%	1/24/22	19,498	20,820
Goldman Sachs Group Inc.	3.000%	4/26/22	36,919	37,423
4 Goldman Sachs Group Inc.	2.876%	10/31/22	62,615	64,092
Goldman Sachs Group Inc.	3.625%	1/22/23	30,209	32,247
Goldman Sachs Group Inc.	3.200%	2/23/23	19,280	20,410
4 Goldman Sachs Group Inc.	2.908%	6/5/23	31,799	32,902
4 Goldman Sachs Group Inc.	2.905%	7/24/23	30,807	31,923
Goldman Sachs Group Inc.	3.625%	2/20/24	17,155	18,636
Goldman Sachs Group Inc.	4.000%	3/3/24	50,446	55,370
Goldman Sachs Group Inc.	3.850%	7/8/24	17,040	18,695
Goldman Sachs Group Inc.	3.500%	1/23/25	36,819	40,303
Goldman Sachs Group Inc.	3.500%	4/1/25	2,238	2,470
Goldman Sachs Group Inc.	3.750%	5/22/25	23,491	26,110
4 Goldman Sachs Group Inc.	3.272%	9/29/25	59,603	64,512
Goldman Sachs Group Inc.	4.250%	10/21/25	14,277	16,178
Goldman Sachs Group Inc.	3.750%	2/25/26	32,209	36,224
Goldman Sachs Group Inc.	3.500%	11/16/26	43,160	47,691
Goldman Sachs Group Inc.	5.950%	1/15/27	18,058	22,235
Goldman Sachs Group Inc.	3.850%	1/26/27	36,623	41,094
4 Goldman Sachs Group Inc.	3.691%	6/5/28	34,391	38,544
4 Goldman Sachs Group Inc.	3.814%	4/23/29	72,860	82,942
4 Goldman Sachs Group Inc.	4.223%	5/1/29	20,120	23,463
Goldman Sachs Group Inc.	2.600%	2/7/30	10,100	10,670
Goldman Sachs Group Inc.	3.800%	3/15/30	46,600	53,469
Goldman Sachs Group Inc.	6.125%	2/15/33	1,137	1,624
Goldman Sachs Group Inc.	6.450%	5/1/36	19,934	27,813
Goldman Sachs Group Inc.	6.750%	10/1/37	43,862	63,471
4 Goldman Sachs Group Inc.	4.017%	10/31/38	43,654	51,295
4 Goldman Sachs Group Inc.	4.411%	4/23/39	47,170	56,959
Goldman Sachs Group Inc.	6.250%	2/1/41	25,362	37,831
Goldman Sachs Group Inc.	4.800%	7/8/44	27,767	36,208
Goldman Sachs Group Inc.	5.150%	5/22/45	32,879	43,003
Goldman Sachs Group Inc.	4.750%	10/21/45	770	1,006
HSBC Bank USA NA	7.000%	1/15/39	9,009	13,187
HSBC Bank USA NA	5.875%	11/1/34	2,300	3,136
HSBC Holdings plc	2.650%	1/5/22	100	102
HSBC Holdings plc	4.000%	3/30/22	5,950	6,239
4 HSBC Holdings plc	3.262%	3/13/23	37,730	39,011
HSBC Holdings plc	3.600%	5/25/23	25,575	27,288
4 HSBC Holdings plc	3.033%	11/22/23	1,939	2,024
HSBC Holdings plc	4.250%	3/14/24	32,413	34,760
4 HSBC Holdings plc	3.950%	5/18/24	20,380	21,811
4 HSBC Holdings plc	3.803%	3/11/25	28,290	30,456
HSBC Holdings plc	4.250%	8/18/25	3,837	4,163
4 HSBC Holdings plc	2.633%	11/7/25	18,565	19,203
HSBC Holdings plc	4.300%	3/8/26	38,315	43,080
4 HSBC Holdings plc	1.645%	4/18/26	18,150	18,037
HSBC Holdings plc	3.900%	5/25/26	46,560	51,439
4 HSBC Holdings plc	2.099%	6/4/26	80,423	81,428
4 HSBC Holdings plc	4.292%	9/12/26	55,331	61,577
HSBC Holdings plc	4.375%	11/23/26	20,500	22,600
4 HSBC Holdings plc	4.041%	3/13/28	34,203	37,732
4 HSBC Holdings plc	2.013%	9/22/28	8,800	8,652
4 HSBC Holdings plc	4.583%	6/19/29	20,600	23,668
HSBC Holdings plc	4.950%	3/31/30	20,357	24,462
4 HSBC Holdings plc	3.973%	5/22/30	34,257	38,311

4 HSBC Holdings plc	2.848%	6/4/31	32,100	33,183
4 HSBC Holdings plc	2.357%	8/18/31	18,450	18,219
HSBC Holdings plc	7.625%	5/17/32	6,891	9,638
HSBC Holdings plc	7.350%	11/27/32	2,040	2,667
HSBC Holdings plc	6.500%	5/2/36	20,362	27,395
HSBC Holdings plc	6.500%	9/15/37	44,113	59,809
HSBC Holdings plc	6.800%	6/1/38	9,719	13,646
HSBC Holdings plc	6.100%	1/14/42	5,088	7,306
HSBC Holdings plc	5.250%	3/14/44	28,326	35,820
HSBC USA Inc.	3.500%	6/23/24	10,218	10,967
Huntington Bancshares Inc.	7.000%	12/15/20	4,200	4,258
Huntington Bancshares Inc.	2.300%	1/14/22	10,868	11,099
Huntington Bancshares Inc.	2.625%	8/6/24	2,250	2,392
Huntington Bancshares Inc.	4.000%	5/15/25	7,331	8,344
Huntington Bancshares Inc.	2.550%	2/4/30	14,655	15,318
Huntington National Bank	3.125%	4/1/22	5,450	5,656
Huntington National Bank	2.500%	8/7/22	15,525	16,124
Huntington National Bank	1.800%	2/3/23	13,175	13,519
Huntington National Bank	3.550%	10/6/23	7,370	8,009
ING Groep NV	3.150%	3/29/22	7,607	7,890
ING Groep NV	4.100%	10/2/23	15,950	17,509
ING Groep NV	3.550%	4/9/24	16,610	18,059
ING Groep NV	3.950%	3/29/27	14,567	16,647
ING Groep NV	4.550%	10/2/28	13,025	15,729
ING Groep NV	4.050%	4/9/29	12,670	14,839
6 Intesa Sanpaolo SPA	6.500%	2/24/21	100	102
JPMorgan Chase & Co.	3.250%	9/23/22	22,577	23,872
JPMorgan Chase & Co.	2.972%	1/15/23	52,980	54,689
JPMorgan Chase & Co.	3.200%	1/25/23	52,228	55,492
4 JPMorgan Chase & Co.	3.207%	4/1/23	19,605	20,371
4 JPMorgan Chase & Co.	2.776%	4/25/23	21,852	22,614
JPMorgan Chase & Co.	3.375%	5/1/23	32,684	34,633
JPMorgan Chase & Co.	2.700%	5/18/23	6,016	6,337
JPMorgan Chase & Co.	3.875%	2/1/24	21,135	23,319
4 JPMorgan Chase & Co.	3.559%	4/23/24	36,396	38,884
JPMorgan Chase & Co.	3.625%	5/13/24	30,717	33,818
4 JPMorgan Chase & Co.	1.514%	6/1/24	55,805	56,996
4 JPMorgan Chase & Co.	3.797%	7/23/24	17,860	19,310
JPMorgan Chase & Co.	3.875%	9/10/24	58,872	64,972
4 JPMorgan Chase & Co.	0.653%	9/16/24	10,000	9,999
4 JPMorgan Chase & Co.	4.023%	12/5/24	22,850	25,133
JPMorgan Chase & Co.	3.125%	1/23/25	32,012	34,905
4 JPMorgan Chase & Co.	3.220%	3/1/25	32,286	34,614
JPMorgan Chase & Co.	3.900%	7/15/25	47,443	53,487
4 JPMorgan Chase & Co.	2.301%	10/15/25	26,565	27,844
JPMorgan Chase & Co.	3.300%	4/1/26	60,462	67,061
JPMorgan Chase & Co.	3.200%	6/15/26	62,011	68,729
JPMorgan Chase & Co.	2.950%	10/1/26	39,640	43,581
JPMorgan Chase & Co.	4.125%	12/15/26	28,505	33,167
4 JPMorgan Chase & Co.	3.960%	1/29/27	49,320	56,075
JPMorgan Chase & Co.	4.250%	10/1/27	14,703	17,100
JPMorgan Chase & Co.	3.625%	12/1/27	12,918	14,381
4 JPMorgan Chase & Co.	3.782%	2/1/28	74,531	84,062
4 JPMorgan Chase & Co.	3.540%	5/1/28	34,191	38,282
4 JPMorgan Chase & Co.	2.182%	6/1/28	10,000	10,436
4 JPMorgan Chase & Co.	3.509%	1/23/29	43,525	48,931
4 JPMorgan Chase & Co.	4.005%	4/23/29	13,095	15,168

4 JPMorgan Chase & Co.	4.203%	7/23/29	35,774	42,147
4 JPMorgan Chase & Co.	4.452%	12/5/29	13,795	16,583
4 JPMorgan Chase & Co.	3.702%	5/6/30	42,200	48,400
JPMorgan Chase & Co.	8.750%	9/1/30	1,100	1,616
4 JPMorgan Chase & Co.	2.739%	10/15/30	45,078	48,547
4 JPMorgan Chase & Co.	4.493%	3/24/31	56,900	69,324
4 JPMorgan Chase & Co.	2.522%	4/22/31	21,000	22,357
4 JPMorgan Chase & Co.	2.956%	5/13/31	49,925	53,363
JPMorgan Chase & Co.	6.400%	5/15/38	19,625	30,082
4 JPMorgan Chase & Co.	3.882%	7/24/38	39,174	46,285
JPMorgan Chase & Co.	5.500%	10/15/40	12,988	18,550
4 JPMorgan Chase & Co.	3.109%	4/22/41	41,000	44,749
JPMorgan Chase & Co.	5.600%	7/15/41	12,351	18,014
JPMorgan Chase & Co.	5.400%	1/6/42	7,831	11,213
JPMorgan Chase & Co.	5.625%	8/16/43	10,908	15,689
JPMorgan Chase & Co.	4.850%	2/1/44	5,347	7,236
JPMorgan Chase & Co.	4.950%	6/1/45	11,288	15,194
4 JPMorgan Chase & Co.	4.260%	2/22/48	23,238	29,094
4 JPMorgan Chase & Co.	4.032%	7/24/48	28,502	34,296
4 JPMorgan Chase & Co.	3.964%	11/15/48	80,261	97,265
4 JPMorgan Chase & Co.	3.897%	1/23/49	32,099	38,610
4 JPMorgan Chase & Co.	3.109%	4/22/51	57,500	61,079
KeyBank NA	2.500%	11/22/21	3,619	3,705
KeyBank NA	2.400%	6/9/22	3,145	3,246
KeyBank NA	2.300%	9/14/22	8,350	8,653
KeyBank NA	3.375%	3/7/23	8,175	8,713
KeyBank NA	3.300%	6/1/25	17,619	19,658
KeyBank NA	3.400%	5/20/26	12,900	14,441
4 KeyBank NA	3.180%	10/15/27	4,525	4,709
KeyBank NA	6.950%	2/1/28	2,540	3,335
KeyBank NA	1.250%	3/10/23	1,600	1,627
KeyCorp	5.100%	3/24/21	10,297	10,528
KeyCorp	4.150%	10/29/25	12,000	13,819
KeyCorp	2.250%	4/6/27	400	423
KeyCorp	4.100%	4/30/28	15,200	17,769
KeyCorp	2.550%	10/1/29	14,625	15,531
Lloyds Banking Group plc	3.100%	7/6/21	3,310	3,379
Lloyds Banking Group plc	3.000%	1/11/22	9,898	10,169
4 Lloyds Banking Group plc	2.858%	3/17/23	14,735	15,141
Lloyds Banking Group plc	4.050%	8/16/23	35,100	38,043
4 Lloyds Banking Group plc	2.907%	11/7/23	21,230	22,026
Lloyds Banking Group plc	3.900%	3/12/24	11,156	12,103
Lloyds Banking Group plc	4.500%	11/4/24	14,964	16,306
Lloyds Banking Group plc	4.450%	5/8/25	7,974	9,016
4 Lloyds Banking Group plc	3.870%	7/9/25	3,850	4,220
Lloyds Banking Group plc	4.582%	12/10/25	38,590	42,364
4 Lloyds Banking Group plc	2.438%	2/5/26	1,090	1,131
Lloyds Banking Group plc	4.650%	3/24/26	12,532	13,879
Lloyds Banking Group plc	3.750%	1/11/27	9,282	10,274
Lloyds Banking Group plc	4.375%	3/22/28	36,945	42,710
Lloyds Banking Group plc	4.550%	8/16/28	16,975	19,925
4 Lloyds Banking Group plc	3.574%	11/7/28	46,532	50,973
Lloyds Banking Group plc	5.300%	12/1/45	6,169	8,098
Lloyds Banking Group plc	4.344%	1/9/48	19,835	23,289
M&T Bank Corp.	3.550%	7/26/23	7,250	7,893
Manufacturers & Traders Trust Co.	2.500%	5/18/22	2,175	2,248
Manufacturers & Traders Trust Co.	2.900%	2/6/25	11,849	12,957

Manufacturers & Traders Trust Co.	3.400%	8/17/27	2,226	2,498
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	2,000	2,065
Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	14,800	15,354
Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	13,950	14,456
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	28,375	29,435
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	14,100	15,013
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	26,917	29,130
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,616	3,797
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	25,720	27,940
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	13,575	14,469
4 Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	30,400	30,373
Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	17,899	18,764
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	36,524	40,690
Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	14,300	14,522
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	9,625	10,425
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	59,156	66,652
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	26,011	28,891
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	15,600	17,938
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,150	6,032
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	22,190	25,194
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	21,300	23,405
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	23,050	24,176
Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	10,000	10,064
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	3,329	4,062
Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	2,000	2,393
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	11,850	13,729
Mizuho Financial Group Inc.	2.953%	2/28/22	1,500	1,550
Mizuho Financial Group Inc.	2.601%	9/11/22	1,500	1,557
Mizuho Financial Group Inc.	3.549%	3/5/23	13,700	14,605
4 Mizuho Financial Group Inc.	2.721%	7/16/23	26,655	27,604
4 Mizuho Financial Group Inc.	3.922%	9/11/24	11,060	12,035
4 Mizuho Financial Group Inc.	2.839%	7/16/25	28,658	30,377
4 Mizuho Financial Group Inc.	2.555%	9/13/25	15,525	16,273
4 Mizuho Financial Group Inc.	2.226%	5/25/26	237	248
Mizuho Financial Group Inc.	3.663%	2/28/27	1,600	1,781
Mizuho Financial Group Inc.	4.018%	3/5/28	20,525	23,808
4 Mizuho Financial Group Inc.	4.254%	9/11/29	15,500	18,053
4 Mizuho Financial Group Inc.	3.153%	7/16/30	30,655	33,360
4 Mizuho Financial Group Inc.	2.869%	9/13/30	5,010	5,433
4 Mizuho Financial Group Inc.	2.201%	7/10/31	1,767	1,799
Morgan Stanley	5.750%	1/25/21	35	36
Morgan Stanley	2.625%	11/17/21	38,397	39,358
Morgan Stanley	2.750%	5/19/22	33,440	34,650
Morgan Stanley	4.875%	11/1/22	23,705	25,687
Morgan Stanley	3.125%	1/23/23	14,453	15,285
Morgan Stanley	3.750%	2/25/23	70,502	75,687
Morgan Stanley	4.100%	5/22/23	24,736	26,749
4 Morgan Stanley	3.737%	4/24/24	25,986	27,942
Morgan Stanley	3.875%	4/29/24	41,288	45,425
Morgan Stanley	3.700%	10/23/24	51,104	56,659
4 Morgan Stanley	2.720%	7/22/25	2,050	2,181
Morgan Stanley	4.000%	7/23/25	54,577	61,540
Morgan Stanley	5.000%	11/24/25	24,042	28,215
Morgan Stanley	3.875%	1/27/26	41,491	47,286
4 Morgan Stanley	2.188%	4/28/26	4,630	4,849
Morgan Stanley	3.125%	7/27/26	34,500	38,082
Morgan Stanley	6.250%	8/9/26	13,578	17,142

Morgan Stanley	4.350%	9/8/26	41,842	48,306
Morgan Stanley	3.625%	1/20/27	27,485	31,080
Morgan Stanley	3.950%	4/23/27	29,079	32,891
4 Morgan Stanley	3.591%	7/22/28	66,043	73,949
4 Morgan Stanley	3.772%	1/24/29	13,120	14,933
4 Morgan Stanley	4.431%	1/23/30	23,275	27,832
4 Morgan Stanley	2.699%	1/22/31	92,512	98,374
4 Morgan Stanley	3.622%	4/1/31	58,000	66,265
Morgan Stanley	7.250%	4/1/32	10,694	16,078
4 Morgan Stanley	3.971%	7/22/38	25,534	29,960
4 Morgan Stanley	4.457%	4/22/39	24,900	31,244
Morgan Stanley	6.375%	7/24/42	39,505	61,273
Morgan Stanley	4.300%	1/27/45	45,716	57,991
Morgan Stanley	4.375%	1/22/47	3,410	4,427
4 Morgan Stanley	5.597%	3/24/51	20,785	31,492
MUFG Americas Holdings Corp.	3.500%	6/18/22	16,668	17,455
MUFG Americas Holdings Corp.	3.000%	2/10/25	8,365	9,055
MUFG Union Bank NA	3.150%	4/1/22	45,721	47,472
MUFG Union Bank NA	2.100%	12/9/22	14,755	15,232
National Australia Bank Ltd.	3.700%	11/4/21	11,030	11,443
National Australia Bank Ltd.	2.800%	1/10/22	6,254	6,450
National Australia Bank Ltd.	2.500%	5/22/22	8,774	9,089
National Australia Bank Ltd.	3.000%	1/20/23	1,050	1,110
National Australia Bank Ltd.	2.875%	4/12/23	1,750	1,853
National Australia Bank Ltd.	3.625%	6/20/23	13,000	14,089
National Australia Bank Ltd.	3.375%	1/14/26	6,752	7,606
National Australia Bank Ltd.	2.500%	7/12/26	20,394	22,147
National Bank of Canada	2.100%	2/1/23	13,457	13,902
4 Natwest Group plc	3.498%	5/15/23	14,190	14,660
Natwest Group plc	3.875%	9/12/23	44,604	47,901
Natwest Group plc	6.000%	12/19/23	8,325	9,303
4 Natwest Group plc	2.359%	5/22/24	3,800	3,896
4 Natwest Group plc	4.519%	6/25/24	21,820	23,470
4 Natwest Group plc	4.269%	3/22/25	4,050	4,393
4 Natwest Group plc	3.073%	5/22/28	19,000	20,012
4 Natwest Group plc	4.892%	5/18/29	39,750	46,206
4 Natwest Group plc	3.032%	11/28/35	9,400	8,977
4 New York Community Bancorp Inc.	5.900%	11/6/28	1,408	1,444
6 Nordea Bank Abp	4.875%	5/13/21	200	205
6 Nordea Bank Abp	2.250%	5/27/21	200	202
Northern Trust Corp.	3.375%	8/23/21	1,993	2,048
Northern Trust Corp.	2.375%	8/2/22	5,710	5,936
Northern Trust Corp.	3.950%	10/30/25	9,775	11,311
Northern Trust Corp.	3.650%	8/3/28	5,750	6,789
Northern Trust Corp.	3.150%	5/3/29	9,300	10,644
Northern Trust Corp.	1.950%	5/1/30	150	155
4 Northern Trust Corp.	3.375%	5/8/32	5,250	5,722
People's United Bank NA	4.000%	7/15/24	3,850	4,115
People's United Financial Inc.	3.650%	12/6/22	6,850	7,238
PNC Bank NA	2.550%	12/9/21	7,630	7,794
PNC Bank NA	2.625%	2/17/22	21,350	21,918
PNC Bank NA	2.450%	7/28/22	2,500	2,591
PNC Bank NA	2.700%	11/1/22	13,356	13,939
4 PNC Bank NA	2.028%	12/9/22	5,385	5,479
PNC Bank NA	2.950%	1/30/23	10,277	10,814
4 PNC Bank NA	1.743%	2/24/23	3,400	3,464
PNC Bank NA	3.800%	7/25/23	22,472	24,503

PNC Bank NA	3.300%	10/30/24	6,303	6,906
PNC Bank NA	2.950%	2/23/25	12,651	13,821
PNC Bank NA	3.250%	6/1/25	28,575	31,627
PNC Bank NA	4.200%	11/1/25	5,500	6,345
PNC Bank NA	3.100%	10/25/27	10,615	11,804
PNC Bank NA	3.250%	1/22/28	5,910	6,625
PNC Bank NA	4.050%	7/26/28	16,973	19,782
PNC Bank NA	2.700%	10/22/29	8,475	9,073
PNC Financial Services Group Inc.	2.854%	11/9/22	5,745	6,023
PNC Financial Services Group Inc.	3.500%	1/23/24	25,473	27,725
PNC Financial Services Group Inc.	3.900%	4/29/24	23,510	26,009
PNC Financial Services Group Inc.	2.200%	11/1/24	2,489	2,639
PNC Financial Services Group Inc.	2.600%	7/23/26	2,160	2,359
PNC Financial Services Group Inc.	3.150%	5/19/27	11,397	12,665
PNC Financial Services Group Inc.	3.450%	4/23/29	33,022	37,952
PNC Financial Services Group Inc.	2.550%	1/22/30	21,495	23,344
PNC Funding Corp.	3.300%	3/8/22	10,417	10,822
Regions Bank	6.450%	6/26/37	4,991	6,937
Regions Financial Corp.	2.750%	8/14/22	11,379	11,832
Regions Financial Corp.	3.800%	8/14/23	11,175	12,122
Regions Financial Corp.	2.250%	5/18/25	8,450	8,904
Regions Financial Corp.	7.375%	12/10/37	3,950	5,931
Royal Bank of Canada	2.500%	1/19/21	42	42
Royal Bank of Canada	3.200%	4/30/21	22,050	22,409
Royal Bank of Canada	2.750%	2/1/22	15,948	16,465
Royal Bank of Canada	2.800%	4/29/22	22,835	23,702
Royal Bank of Canada	1.950%	1/17/23	3,500	3,612
Royal Bank of Canada	1.600%	4/17/23	20,400	20,936
Royal Bank of Canada	3.700%	10/5/23	20,220	22,077
Royal Bank of Canada	2.550%	7/16/24	9,565	10,230
Royal Bank of Canada	2.250%	11/1/24	38,250	40,539
Royal Bank of Canada	1.150%	6/10/25	23,200	23,521
Royal Bank of Canada	4.650%	1/27/26	11,818	13,952
Royal Bank of Scotland Group plc	5.125%	5/28/24	20,178	22,062
Royal Bank of Scotland Group plc	4.800%	4/5/26	5,731	6,577
4 Royal Bank of Scotland Group plc	3.754%	11/1/29	833	860
4 Royal Bank of Scotland Group plc	5.076%	1/27/30	42,060	50,090
4 Royal Bank of Scotland Group plc	4.445%	5/8/30	12,700	14,440
Santander Holdings USA Inc.	4.450%	12/3/21	5,000	5,187
Santander Holdings USA Inc.	3.400%	1/18/23	14,800	15,483
Santander Holdings USA Inc.	3.500%	6/7/24	5,600	6,001
Santander Holdings USA Inc.	4.500%	7/17/25	26,872	29,709
Santander Holdings USA Inc.	3.244%	10/5/26	24,300	25,971
Santander Holdings USA Inc.	4.400%	7/13/27	27,694	30,445
Santander UK Group Holdings plc	3.125%	1/8/21	15,920	16,031
Santander UK Group Holdings plc	2.875%	8/5/21	11,649	11,850
Santander UK Group Holdings plc	3.571%	1/10/23	7,961	8,212
4 Santander UK Group Holdings plc	4.796%	11/15/24	9,550	10,491
4 Santander UK Group Holdings plc	1.532%	8/21/26	20,300	19,945
4 Santander UK Group Holdings plc	3.823%	11/3/28	7,273	8,030
Santander UK plc	3.750%	11/15/21	7,015	7,260
Santander UK plc	2.100%	1/13/23	9,000	9,259
Santander UK plc	4.000%	3/13/24	23,628	26,076
Santander UK plc	2.875%	6/18/24	13,914	14,851
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	13,140	13,271
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	8,650	8,950
6 Societe Generale SA	3.000%	1/22/30	1,000	1,051

4,6	Standard Chartered plc	4.644%	4/1/31	1,000	1,154
4,6	State Street Corp.	2.825%	3/30/23	1,500	1,552
4	State Street Corp.	2.653%	5/15/23	11,919	12,337
	State Street Corp.	3.100%	5/15/23	12,853	13,701
	State Street Corp.	3.700%	11/20/23	11,241	12,348
4	State Street Corp.	3.776%	12/3/24	10,800	11,826
	State Street Corp.	3.550%	8/18/25	26,903	30,461
4	State Street Corp.	2.354%	11/1/25	10,925	11,535
4,6	State Street Corp.	2.901%	3/30/26	7,463	8,088
	State Street Corp.	2.650%	5/19/26	11,565	12,674
4	State Street Corp.	4.141%	12/3/29	5,355	6,441
	State Street Corp.	2.400%	1/24/30	9,545	10,398
4,6	State Street Corp.	3.152%	3/30/31	1,128	1,283
4	State Street Corp.	3.031%	11/1/34	25,900	28,164
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	6,137	6,428
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	350	368
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	10,098	10,993
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	9,850	10,797
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	8,050	8,771
	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,180	3,570
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	11,729	11,977
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	10,244	10,539
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	23,208	24,077
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	5,679	5,924
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	15,385	16,234
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	9,850	10,666
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	13,500	14,749
6	Sumitomo Mitsui Financial Group Inc.	4.436%	4/2/24	50	55
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	33,400	35,505
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	41,500	43,842
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	9,200	9,683
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	2,050	2,083
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	21,118	23,921
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	14,110	15,174
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	11,600	12,803
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,855	12,093
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	16,308	18,147
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,850	16,618
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	31,180	36,052
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	7,710	9,106
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	20,400	22,282
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	4,650	4,981
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	13,200	14,055
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	25,655	27,445
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	800	809
	SVB Financial Group	3.500%	1/29/25	6,475	6,965
	SVB Financial Group	3.125%	6/5/30	3,000	3,357
	Svenska Handelsbanken AB	2.450%	3/30/21	19,351	19,545
	Svenska Handelsbanken AB	3.900%	11/20/23	200	220
	Synchrony Bank	3.000%	6/15/22	7,247	7,472
	Synchrony Financial	3.750%	8/15/21	7,738	7,893
	Synchrony Financial	2.850%	7/25/22	5,475	5,634
	Synchrony Financial	4.375%	3/19/24	1,000	1,083
	Synchrony Financial	4.250%	8/15/24	9,151	9,913
	Synchrony Financial	4.500%	7/23/25	25,497	28,064
	Synchrony Financial	3.700%	8/4/26	10,375	11,024
	Synchrony Financial	3.950%	12/1/27	13,216	14,187

	Synchrony Financial	5.150%	3/19/29	3,550	4,125
4	Synovus Bank	2.289%	2/10/23	4,050	4,095
	Synovus Financial Corp.	3.125%	11/1/22	3,457	3,576
	Toronto-Dominion Bank	2.500%	12/14/20	11,941	11,986
	Toronto-Dominion Bank	2.125%	4/7/21	22,937	23,166
	Toronto-Dominion Bank	1.900%	12/1/22	20,575	21,234
	Toronto-Dominion Bank	0.750%	6/12/23	20,100	20,225
	Toronto-Dominion Bank	3.500%	7/19/23	5,807	6,300
	Toronto-Dominion Bank	0.450%	9/11/23	20,000	19,955
	Toronto-Dominion Bank	3.250%	3/11/24	54,517	59,205
	Toronto-Dominion Bank	2.650%	6/12/24	8,465	9,043
	Toronto-Dominion Bank	1.150%	6/12/25	12,300	12,476
	Toronto-Dominion Bank	0.750%	9/11/25	9,650	9,613
4	Toronto-Dominion Bank	3.625%	9/15/31	1,415	1,585
	Truist Bank	2.850%	4/1/21	385	389
	Truist Bank	2.625%	1/15/22	19,916	20,438
	Truist Bank	2.800%	5/17/22	11,651	12,086
	Truist Bank	2.450%	8/1/22	3,600	3,730
4	Truist Bank	3.502%	8/2/22	10,310	10,554
	Truist Bank	3.000%	2/2/23	6,666	7,015
	Truist Bank	1.250%	3/9/23	30,365	30,928
	Truist Bank	2.750%	5/1/23	7,775	8,185
	Truist Bank	3.200%	4/1/24	39,082	42,255
4	Truist Bank	3.689%	8/2/24	20,502	22,270
	Truist Bank	2.150%	12/6/24	6,750	7,129
	Truist Bank	1.500%	3/10/25	15,000	15,414
	Truist Bank	3.625%	9/16/25	25,053	28,178
	Truist Bank	4.050%	11/3/25	100	115
	Truist Bank	3.300%	5/15/26	12,025	13,477
	Truist Bank	3.800%	10/30/26	3,629	4,200
	Truist Bank	2.250%	3/11/30	1,000	1,030
	Truist Financial Corp	2.900%	3/3/21	7,007	7,068
	Truist Financial Corp.	2.700%	1/27/22	19,619	20,182
	Truist Financial Corp.	3.950%	3/22/22	1,933	2,026
	Truist Financial Corp.	2.750%	4/1/22	9,189	9,488
	Truist Financial Corp.	3.050%	6/20/22	28,960	30,142
	Truist Financial Corp.	2.200%	3/16/23	4,600	4,778
	Truist Financial Corp.	3.750%	12/6/23	10,700	11,692
	Truist Financial Corp.	2.500%	8/1/24	2,670	2,836
	Truist Financial Corp.	2.850%	10/26/24	12,879	13,931
	Truist Financial Corp.	4.000%	5/1/25	8,456	9,596
	Truist Financial Corp.	3.700%	6/5/25	12,550	14,199
	Truist Financial Corp.	1.200%	8/5/25	11,300	11,506
	Truist Financial Corp.	1.125%	8/3/27	10,900	10,870
	Truist Financial Corp.	3.875%	3/19/29	15,750	18,037
	Truist Financial Corp.	1.950%	6/5/30	4,600	4,731
6	UBS AG	2.450%	12/1/20	32,580	32,638
4,6	UBS Group AG	3.126%	8/13/30	3,450	3,825
	US Bancorp	2.350%	1/29/21	34	34
	US Bancorp	2.625%	1/24/22	16,980	17,468
	US Bancorp	3.000%	3/15/22	5,227	5,416
	US Bancorp	2.950%	7/15/22	20,078	20,955
	US Bancorp	3.700%	1/30/24	6,380	7,022
	US Bancorp	3.375%	2/5/24	32,600	35,454
	US Bancorp	2.400%	7/30/24	14,400	15,318
	US Bancorp	3.600%	9/11/24	5,068	5,612
	US Bancorp	1.450%	5/12/25	2,362	2,436

US Bancorp	3.950%	11/17/25	1,712	1,973
US Bancorp	3.100%	4/27/26	9,145	10,149
US Bancorp	2.375%	7/22/26	13,465	14,651
US Bancorp	3.150%	4/27/27	31,650	35,727
US Bancorp	3.900%	4/26/28	2,432	2,903
US Bancorp	3.000%	7/30/29	8,500	9,411
US Bancorp	1.375%	7/22/30	11,000	10,914
US Bank NA	1.800%	1/21/22	16,505	16,812
US Bank NA	1.950%	1/9/23	19,043	19,705
US Bank NA	2.850%	1/23/23	8,655	9,138
US Bank NA	3.400%	7/24/23	8,750	9,451
US Bank NA	2.800%	1/27/25	26,564	28,862
US Bank NA	3.450%	11/16/21	5,960	6,156
US Bank NA	2.650%	5/23/22	17,050	17,686
US Bank NA	2.050%	1/21/25	15,975	16,886
Wachovia Corp.	6.605%	10/1/25	3,175	3,840
Wachovia Corp.	5.500%	8/1/35	16,502	21,841
Wachovia Corp.	6.550%	10/15/35	7,625	10,222
Wells Fargo & Co.	2.550%	12/7/20	14,741	14,796
Wells Fargo & Co.	3.000%	1/22/21	27	27
Wells Fargo & Co.	3.500%	3/8/22	28,214	29,448
Wells Fargo & Co.	2.625%	7/22/22	43,710	45,344
Wells Fargo & Co.	3.069%	1/24/23	102,861	106,060
Wells Fargo & Co.	3.450%	2/13/23	26,492	28,080
Wells Fargo & Co.	4.125%	8/15/23	17,322	18,883
Wells Fargo & Co.	4.480%	1/16/24	13,586	15,025
4 Wells Fargo & Co.	1.654%	6/2/24	42,000	42,782
Wells Fargo & Co.	3.300%	9/9/24	9,416	10,263
Wells Fargo & Co.	3.000%	2/19/25	33,095	35,701
Wells Fargo & Co.	3.550%	9/29/25	30,213	33,568
4 Wells Fargo & Co.	2.406%	10/30/25	52,800	55,161
4 Wells Fargo & Co.	2.164%	2/11/26	26,910	27,944
Wells Fargo & Co.	3.000%	4/22/26	53,781	58,477
4 Wells Fargo & Co.	2.188%	4/30/26	4,600	4,778
Wells Fargo & Co.	4.100%	6/3/26	47,197	53,012
Wells Fargo & Co.	3.000%	10/23/26	39,076	42,644
4 Wells Fargo & Co.	3.196%	6/17/27	17,456	19,049
Wells Fargo & Co.	4.300%	7/22/27	28,555	32,706
4 Wells Fargo & Co.	3.584%	5/22/28	33,009	36,788
4 Wells Fargo & Co.	2.393%	6/2/28	34,366	35,873
Wells Fargo & Co.	4.150%	1/24/29	166	195
4 Wells Fargo & Co.	2.879%	10/30/30	90,318	96,379
4 Wells Fargo & Co.	2.572%	2/11/31	61,775	64,496
4 Wells Fargo & Co.	4.478%	4/4/31	50,150	60,784
Wells Fargo & Co.	5.375%	2/7/35	12,991	17,773
4 Wells Fargo & Co.	3.068%	4/30/41	62,744	65,219
Wells Fargo & Co.	5.375%	11/2/43	12,029	15,864
Wells Fargo & Co.	5.606%	1/15/44	26,194	35,538
Wells Fargo & Co.	4.650%	11/4/44	29,201	35,502
Wells Fargo & Co.	3.900%	5/1/45	24,100	28,034
Wells Fargo & Co.	4.900%	11/17/45	29,438	37,186
Wells Fargo & Co.	4.400%	6/14/46	22,952	27,185
Wells Fargo & Co.	4.750%	12/7/46	32,811	40,923
4 Wells Fargo & Co.	5.013%	4/4/51	96,160	131,764
Wells Fargo & Co.	5.950%	12/1/86	5,117	6,657
Wells Fargo Bank NA	3.625%	10/22/21	39,010	40,228
Wells Fargo Bank NA	3.550%	8/14/23	14,926	16,160

Wells Fargo Bank NA	5.950%	8/26/36	7,549	10,320
Wells Fargo Bank NA	5.850%	2/1/37	17,209	23,322
Wells Fargo Bank NA	6.600%	1/15/38	12,474	18,155
Westpac Banking Corp.	2.000%	8/19/21	19,100	19,398
Westpac Banking Corp.	2.800%	1/11/22	15,500	15,993
Westpac Banking Corp.	2.500%	6/28/22	29,800	30,943
Westpac Banking Corp.	2.750%	1/11/23	8,750	9,209
Westpac Banking Corp.	2.000%	1/13/23	8,715	8,990
Westpac Banking Corp.	3.650%	5/15/23	6,606	7,153
Westpac Banking Corp.	3.300%	2/26/24	14,690	15,938
Westpac Banking Corp.	2.350%	2/19/25	22,025	23,500
Westpac Banking Corp.	2.850%	5/13/26	25,915	28,669
Westpac Banking Corp.	2.700%	8/19/26	19,525	21,452
Westpac Banking Corp.	3.350%	3/8/27	17,775	20,332
Westpac Banking Corp.	3.400%	1/25/28	2,891	3,328
Westpac Banking Corp.	2.650%	1/16/30	2,640	2,894
4 Westpac Banking Corp.	2.894%	2/4/30	33,750	34,844
4 Westpac Banking Corp.	4.322%	11/23/31	29,479	33,311
Westpac Banking Corp.	4.110%	7/24/34	4,400	4,940
Westpac Banking Corp.	4.421%	7/24/39	5,460	6,689
Wintrust Financial Corp.	4.850%	6/6/29	2,250	2,413
Zions Bancorp NA	3.250%	10/29/29	4,565	4,552

Brokerage (0.3%)
Affiliated Managers Group Inc.	4.250%	2/15/24	8,675	9,537
Affiliated Managers Group Inc.	3.500%	8/1/25	11,195	12,329
Affiliated Managers Group Inc.	3.300%	6/15/30	2,545	2,719
Ameriprise Financial Inc.	3.000%	3/22/22	2,850	2,953
Ameriprise Financial Inc.	4.000%	10/15/23	14,428	15,919
Ameriprise Financial Inc.	3.700%	10/15/24	11,980	13,368
Ameriprise Financial Inc.	3.000%	4/2/25	1,938	2,119
Ameriprise Financial Inc.	2.875%	9/15/26	400	440
6 Apollo Management Holdings LP	4.400%	5/27/26	150	172
BGC Partners Inc.	3.750%	10/1/24	6,635	6,668
BlackRock Inc.	4.250%	5/24/21	7,855	8,054
BlackRock Inc.	3.375%	6/1/22	12,535	13,161
BlackRock Inc.	3.500%	3/18/24	18,175	20,033
BlackRock Inc.	3.200%	3/15/27	1,925	2,183
BlackRock Inc.	3.250%	4/30/29	6,975	8,055
BlackRock Inc.	2.400%	4/30/30	13,530	14,700
BlackRock Inc.	1.900%	1/28/31	11,900	12,334
Brookfield Asset Management Inc.	4.000%	1/15/25	7,844	8,757
Brookfield Finance Inc.	4.250%	6/2/26	2,350	2,696
Brookfield Finance Inc.	3.900%	1/25/28	6,400	7,133
Brookfield Finance Inc.	4.850%	3/29/29	11,378	13,536
Brookfield Finance Inc.	4.350%	4/15/30	11,898	13,925
Brookfield Finance Inc.	4.700%	9/20/47	10,810	12,610
Brookfield Finance LLC	4.000%	4/1/24	12,625	13,906
Brookfield Finance LLC	3.450%	4/15/50	8,625	8,439
Cboe Global Markets Inc.	3.650%	1/12/27	7,669	8,728
Charles Schwab Corp.	3.250%	5/21/21	7,850	7,976
Charles Schwab Corp.	3.225%	9/1/22	3,955	4,157
Charles Schwab Corp.	2.650%	1/25/23	6,529	6,845
Charles Schwab Corp.	3.550%	2/1/24	9,875	10,773
Charles Schwab Corp.	3.000%	3/10/25	830	906
Charles Schwab Corp.	4.200%	3/24/25	4,000	4,593
Charles Schwab Corp.	3.850%	5/21/25	6,863	7,765

Charles Schwab Corp.	3.450%	2/13/26	6,545	7,412
Charles Schwab Corp.	3.200%	3/2/27	13,000	14,561
Charles Schwab Corp.	3.200%	1/25/28	6,856	7,713
Charles Schwab Corp.	4.000%	2/1/29	9,233	11,108
Charles Schwab Corp.	3.250%	5/22/29	8,500	9,757
Charles Schwab Corp.	4.625%	3/22/30	870	1,097
CME Group Inc.	3.000%	9/15/22	8,437	8,858
CME Group Inc.	3.000%	3/15/25	7,000	7,638
CME Group Inc.	5.300%	9/15/43	10,614	15,703
CME Group Inc.	4.150%	6/15/48	6,841	9,082
E*TRADE Financial Corp.	2.950%	8/24/22	1,119	1,166
E*TRADE Financial Corp.	3.800%	8/24/27	6,300	7,077
E*TRADE Financial Corp.	4.500%	6/20/28	2,950	3,478
Eaton Vance Corp.	3.625%	6/15/23	3,350	3,540
Eaton Vance Corp.	3.500%	4/6/27	4,530	5,002
Franklin Resources Inc.	2.800%	9/15/22	10,700	11,164
Franklin Resources Inc.	2.850%	3/30/25	5,860	6,409
Intercontinental Exchange Inc.	3.450%	9/21/23	4,500	4,870
Intercontinental Exchange Inc.	4.000%	10/15/23	14,737	16,167
Intercontinental Exchange Inc.	3.750%	12/1/25	15,070	17,017
Intercontinental Exchange Inc.	3.100%	9/15/27	2,546	2,813
Intercontinental Exchange Inc.	3.750%	9/21/28	6,200	7,171
Intercontinental Exchange Inc.	2.100%	6/15/30	19,750	20,411
Intercontinental Exchange Inc.	1.850%	9/15/32	20,000	19,895
Intercontinental Exchange Inc.	2.650%	9/15/40	12,000	11,939
Intercontinental Exchange Inc.	4.250%	9/21/48	10,293	12,763
Intercontinental Exchange Inc.	3.000%	6/15/50	17,955	18,825
Intercontinental Exchange Inc.	3.000%	9/15/60	27,674	27,972
Invesco Finance plc	3.125%	11/30/22	7,442	7,842
Invesco Finance plc	4.000%	1/30/24	14,599	15,944
Invesco Finance plc	3.750%	1/15/26	2,346	2,651
Invesco Finance plc	5.375%	11/30/43	11,862	14,610
Janus Capital Group Inc.	4.875%	8/1/25	3,950	4,490
Jefferies Financial Group Inc.	5.500%	10/18/23	8,700	9,555
Jefferies Group LLC	6.875%	4/15/21	30,693	31,692
Jefferies Group LLC	5.125%	1/20/23	1,630	1,775
Jefferies Group LLC	4.850%	1/15/27	8,227	9,348
Jefferies Group LLC	6.450%	6/8/27	675	823
Jefferies Group LLC	6.250%	1/15/36	3,825	4,697
Jefferies Group LLC	6.500%	1/20/43	5,140	6,461
Jefferies Group LLC / Jefferies Group Capital
Finance Inc.	4.150%	1/23/30	16,760	18,874
Lazard Group LLC	3.750%	2/13/25	1,615	1,761
Lazard Group LLC	3.625%	3/1/27	13,785	14,862
Lazard Group LLC	4.500%	9/19/28	5,875	6,850
Lazard Group LLC	4.375%	3/11/29	1,153	1,327
Legg Mason Inc.	4.750%	3/15/26	5,010	5,960
Legg Mason Inc.	5.625%	1/15/44	7,828	10,879
Nasdaq Inc.	4.250%	6/1/24	4,518	5,047
Nasdaq Inc.	3.850%	6/30/26	6,808	7,773
Nasdaq Inc.	3.250%	4/28/50	6,266	6,563
Nomura Holdings Inc.	2.648%	1/16/25	10,765	11,332
Nomura Holdings Inc.	1.851%	7/16/25	19,685	20,041
Nomura Holdings Inc.	3.103%	1/16/30	30,150	32,019
Nomura Holdings Inc.	2.679%	7/16/30	1,800	1,851
Raymond James Financial Inc.	3.625%	9/15/26	3,116	3,574
Raymond James Financial Inc.	4.650%	4/1/30	17,013	20,718

Raymond James Financial Inc.	4.950%	7/15/46	15,020	19,366
Stifel Financial Corp.	3.500%	12/1/20	250	250
Stifel Financial Corp.	4.250%	7/18/24	10,125	11,377
TD Ameritrade Holding Corp.	2.950%	4/1/22	19,985	20,633
TD Ameritrade Holding Corp.	3.625%	4/1/25	7,880	8,836
TD Ameritrade Holding Corp.	3.300%	4/1/27	9,727	10,900
TD Ameritrade Holding Corp.	2.750%	10/1/29	7,725	8,514

Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	10/1/25	10,220	10,207
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.650%	7/21/27	17,930	16,402
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	5.000%	10/1/21	17,780	18,313
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	12/16/21	2,650	2,706
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.950%	2/1/22	14,927	15,094
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	4,140	4,171
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	7/1/22	6,989	7,146
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.300%	1/23/23	11,038	11,038
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.125%	7/3/23	1,008	1,026
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.500%	9/15/23	125	129
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.875%	1/16/24	2,150	2,220
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.150%	2/15/24	7,000	6,912
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	2.875%	8/14/24	656	630
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	1/15/25	10,463	10,163
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	6.500%	7/15/25	19,225	20,701
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	4/3/26	6,335	6,296
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	10/15/27	10,000	9,675
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.875%	1/23/28	13,000	11,978
Air Lease Corp.	3.500%	1/15/22	4,600	4,708
Air Lease Corp.	3.750%	2/1/22	5,775	5,887
Air Lease Corp.	2.625%	7/1/22	7,912	7,951
Air Lease Corp.	2.250%	1/15/23	5,430	5,437
Air Lease Corp.	2.750%	1/15/23	6,324	6,453
Air Lease Corp.	3.875%	7/3/23	23,775	24,721
Air Lease Corp.	3.000%	9/15/23	4,453	4,529
Air Lease Corp.	4.250%	2/1/24	8,000	8,284
Air Lease Corp.	4.250%	9/15/24	4,505	4,662
Air Lease Corp.	2.300%	2/1/25	11,495	11,319
Air Lease Corp.	3.250%	3/1/25	12,630	12,833
Air Lease Corp.	3.375%	7/1/25	10,275	10,489

Air Lease Corp.	2.875%	1/15/26	5,000	4,926
Air Lease Corp.	3.750%	6/1/26	100	101
Air Lease Corp.	3.625%	4/1/27	6,076	5,971
Air Lease Corp.	3.625%	12/1/27	10,532	10,395
Air Lease Corp.	4.625%	10/1/28	10,540	10,911
Air Lease Corp.	3.250%	10/1/29	7,400	7,014
Air Lease Corp.	3.000%	2/1/30	9,537	8,870
Aircastle Ltd.	5.500%	2/15/22	325	332
Aircastle Ltd.	4.400%	9/25/23	11,225	11,099
Aircastle Ltd.	4.125%	5/1/24	1,455	1,431
Aircastle Ltd.	4.250%	6/15/26	18,853	17,463
Ares Capital Corp.	3.625%	1/19/22	400	411
Ares Capital Corp.	3.500%	2/10/23	17,535	17,969
Ares Capital Corp.	4.200%	6/10/24	8,967	9,314
Ares Capital Corp.	4.250%	3/1/25	9,330	9,639
Ares Capital Corp.	3.250%	7/15/25	11,700	11,627
FS KKR Capital Corp.	4.750%	5/15/22	6,099	6,190
FS KKR Capital Corp.	4.625%	7/15/24	6,000	6,068
FS KKR Capital Corp.	4.125%	2/1/25	4,500	4,459
GATX Corp.	3.250%	3/30/25	5,106	5,420
GATX Corp.	3.250%	9/15/26	3,100	3,332
GATX Corp.	3.850%	3/30/27	8,875	9,747
GATX Corp.	3.500%	3/15/28	7,175	7,793
GATX Corp.	4.550%	11/7/28	5,950	6,939
GATX Corp.	4.700%	4/1/29	3,725	4,449
GATX Corp.	4.000%	6/30/30	4,335	4,994
GATX Corp.	5.200%	3/15/44	1,277	1,620
GATX Corp.	4.500%	3/30/45	1,952	2,136
6 GE Capital Funding LLC	3.450%	5/15/25	11,633	12,455
6 GE Capital Funding LLC	4.050%	5/15/27	5,850	6,270
6 GE Capital Funding LLC	4.400%	5/15/30	49,201	52,628
6 GE Capital Funding LLC	4.550%	5/15/32	11,550	12,356
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	38,580	41,171
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	133,121	139,884
Goldman Sachs BDC Inc.	3.750%	2/10/25	1,810	1,900
International Lease Finance Corp.	5.875%	8/15/22	10,484	11,219
Main Street Capital Corp.	5.200%	5/1/24	1,985	2,087
Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,750	2,762
Owl Rock Capital Corp.	5.250%	4/15/24	1,900	1,971
Owl Rock Capital Corp.	4.000%	3/30/25	5,720	5,771
Owl Rock Capital Corp.	3.750%	7/22/25	9,513	9,466
Owl Rock Capital Corp.	4.250%	1/15/26	4,560	4,617
Prospect Capital Corp.	5.875%	3/15/23	2,889	2,982
Sixth Street Specialty Lending Inc.	3.875%	11/1/24	3,726	3,793

Insurance (1.4%)
ACE Capital Trust II	9.700%	4/1/30	1,891	2,808
AEGON Funding Co. LLC	5.750%	12/15/20	9,425	9,527
4 Aegon NV	5.500%	4/11/48	7,800	8,561
Aetna Inc.	2.750%	11/15/22	10,145	10,539
Aetna Inc.	2.800%	6/15/23	13,025	13,688
Aetna Inc.	3.500%	11/15/24	11,469	12,568
Aetna Inc.	6.625%	6/15/36	8,456	11,978
Aetna Inc.	6.750%	12/15/37	5,027	7,302
Aetna Inc.	4.500%	5/15/42	5,842	6,908

Aetna Inc.	4.125%	11/15/42	2,748	3,119
Aetna Inc.	4.750%	3/15/44	4,525	5,578
Aetna Inc.	3.875%	8/15/47	13,250	14,722
Aflac Inc.	3.625%	6/15/23	8,959	9,707
Aflac Inc.	3.625%	11/15/24	9,045	10,101
Aflac Inc.	3.250%	3/17/25	6,097	6,738
Aflac Inc.	2.875%	10/15/26	1,473	1,620
Aflac Inc.	3.600%	4/1/30	23,080	27,008
Aflac Inc.	4.000%	10/15/46	4,650	5,318
Aflac Inc.	4.750%	1/15/49	15,483	19,772
Alleghany Corp.	4.950%	6/27/22	2,295	2,451
Alleghany Corp.	4.900%	9/15/44	8,027	9,905
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	10,461	11,258
Allstate Corp.	3.150%	6/15/23	10,850	11,621
Allstate Corp.	3.280%	12/15/26	6,276	7,136
Allstate Corp.	5.350%	6/1/33	2,329	3,183
Allstate Corp.	5.550%	5/9/35	2,906	4,146
Allstate Corp.	5.950%	4/1/36	1,613	2,248
Allstate Corp.	4.500%	6/15/43	8,187	10,391
Allstate Corp.	4.200%	12/15/46	8,070	9,938
Allstate Corp.	3.850%	8/10/49	7,459	9,057
4 Allstate Corp.	5.750%	8/15/53	7,825	8,236
4 Allstate Corp.	6.500%	5/15/67	4,240	5,438
American Equity Investment Life Holding Co.	5.000%	6/15/27	4,577	4,983
American Financial Group Inc.	3.500%	8/15/26	4,210	4,516
American Financial Group Inc.	4.500%	6/15/47	7,715	8,478
American Financial Group Inc.	5.250%	4/2/30	7,500	9,118
American International Group Inc.	6.400%	12/15/20	28,138	28,454
American International Group Inc.	3.300%	3/1/21	2,675	2,699
American International Group Inc.	4.875%	6/1/22	7,948	8,509
American International Group Inc.	4.125%	2/15/24	7,551	8,341
American International Group Inc.	2.500%	6/30/25	35,525	37,924
American International Group Inc.	3.750%	7/10/25	14,140	15,840
American International Group Inc.	3.900%	4/1/26	10,340	11,741
American International Group Inc.	4.200%	4/1/28	10,672	12,346
American International Group Inc.	4.250%	3/15/29	3,975	4,663
American International Group Inc.	3.400%	6/30/30	20,780	22,985
American International Group Inc.	3.875%	1/15/35	11,398	12,967
American International Group Inc.	4.700%	7/10/35	6,971	8,648
American International Group Inc.	6.250%	5/1/36	7,263	10,022
American International Group Inc.	4.500%	7/16/44	31,138	36,519
American International Group Inc.	4.800%	7/10/45	12,430	15,139
American International Group Inc.	4.750%	4/1/48	11,606	14,191
4 American International Group Inc.	5.750%	4/1/48	8,722	9,485
American International Group Inc.	4.375%	6/30/50	11,430	13,337
American International Group I nc.	4.375%	1/15/55	12,630	14,568
4 American International Group Inc.	8.175%	5/15/68	4,775	6,775
Anthem Inc.	3.700%	8/15/21	6,974	7,111
Anthem Inc.	3.125%	5/15/22	12,302	12,830
Anthem Inc.	2.950%	12/1/22	9,032	9,480
Anthem Inc.	3.300%	1/15/23	13,447	14,247
Anthem Inc.	3.500%	8/15/24	11,390	12,455
Anthem Inc.	3.350%	12/1/24	21,109	23,125
Anthem Inc.	2.375%	1/15/25	10,840	11,495
Anthem Inc.	3.650%	12/1/27	44,344	50,344
Anthem Inc.	4.101%	3/1/28	34,884	40,482
Anthem Inc.	2.875%	9/15/29	6,875	7,397

Anthem Inc.	2.250%	5/15/30	19,270	19,794
Anthem Inc.	5.950%	12/15/34	1,521	2,142
Anthem Inc.	5.850%	1/15/36	3,708	5,028
Anthem Inc.	6.375%	6/15/37	4,650	6,678
Anthem Inc.	4.625%	5/15/42	17,262	21,485
Anthem Inc.	4.650%	1/15/43	11,226	14,073
Anthem Inc.	5.100%	1/15/44	13,385	17,798
Anthem Inc.	4.650%	8/15/44	10,817	13,548
Anthem Inc.	4.375%	12/1/47	19,933	24,220
Anthem Inc.	4.550%	3/1/48	5,503	6,845
Anthem Inc.	3.700%	9/15/49	8,840	9,796
Anthem Inc.	3.125%	5/15/50	4,779	4,822
Anthem Inc.	4.850%	8/15/54	4,325	5,484
Aon Corp.	8.205%	1/1/27	619	798
Aon Corp.	4.500%	12/15/28	9,500	11,457
Aon Corp.	3.750%	5/2/29	8,550	9,826
Aon Corp.	2.800%	5/15/30	22,670	24,533
Aon Corp.	6.250%	9/30/40	7,490	11,008
Aon plc	2.800%	3/15/21	14,115	14,239
Aon plc	4.000%	11/27/23	625	684
Aon plc	3.500%	6/14/24	16,490	18,009
Aon plc	3.875%	12/15/25	8,435	9,629
Aon plc	4.600%	6/14/44	9,092	11,547
Aon plc	4.750%	5/15/45	4,052	5,262
Arch Capital Finance LLC	4.011%	12/15/26	10,220	11,855
Arch Capital Finance LLC	5.031%	12/15/46	7,707	9,722
Arch Capital Group Ltd.	7.350%	5/1/34	4,510	6,878
Arch Capital Group Ltd.	3.635%	6/30/50	13,195	14,139
Arch Capital Group US Inc.	5.144%	11/1/43	1,152	1,462
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	10,990	11,905
Assurant Inc.	4.000%	3/15/23	8,175	8,677
Assurant Inc.	4.200%	9/27/23	2,120	2,272
Assurant Inc.	4.900%	3/27/28	2,900	3,232
Assurant Inc.	3.700%	2/22/30	4,800	4,981
Assurant Inc.	6.750%	2/15/34	1,103	1,373
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	6,432	7,236
Athene Holding Ltd.	4.125%	1/12/28	11,950	12,940
Athene Holding Ltd.	6.150%	4/3/30	9,700	11,508
AXA SA	8.600%	12/15/30	15,046	22,719
AXIS Specialty Finance LLC	3.900%	7/15/29	3,000	3,276
4 AXIS Specialty Finance LLC	4.900%	1/15/40	3,210	3,258
AXIS Specialty Finance plc	4.000%	12/6/27	15,014	16,386
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	24,075	25,100
Berkshire Hathaway Finance Corp.	1.850%	3/12/30	1,250	1,297
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	6,712	10,330
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	11,015	14,126
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	10,650	13,676
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	30,706	39,220
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	41,690	53,601
Berkshire Hathaway Inc.	2.200%	3/15/21	6,186	6,231
Berkshire Hathaway Inc.	3.750%	8/15/21	3,641	3,752
Berkshire Hathaway Inc.	3.400%	1/31/22	2,955	3,076
Berkshire Hathaway Inc.	3.000%	2/11/23	635	674
Berkshire Hathaway Inc.	2.750%	3/15/23	15,170	15,969
Berkshire Hathaway Inc.	3.125%	3/15/26	22,401	24,949
Berkshire Hathaway Inc.	4.500%	2/11/43	12,629	16,514
Brighthouse Financial Inc.	3.700%	6/22/27	13,747	14,224

Brighthouse Financial Inc.	5.625%	5/15/30	6,669	7,771
Brighthouse Financial Inc.	4.700%	6/22/47	16,800	16,121
Brown & Brown Inc.	4.200%	9/15/24	5,500	6,053
Brown & Brown Inc.	4.500%	3/15/29	4,481	5,165
Brown & Brown Inc.	2.375%	3/15/31	21,000	21,078
Chubb Corp.	6.000%	5/11/37	5,295	7,762
Chubb Corp.	6.500%	5/15/38	2,864	4,441
Chubb INA Holdings Inc.	2.875%	11/3/22	22,308	23,342
Chubb INA Holdings Inc.	2.700%	3/13/23	12,433	13,074
Chubb INA Holdings Inc.	3.350%	5/15/24	6,499	7,127
Chubb INA Holdings Inc.	3.150%	3/15/25	16,278	17,959
Chubb INA Holdings Inc.	3.350%	5/3/26	19,825	22,457
Chubb INA Holdings Inc.	1.375%	9/15/30	13,000	12,779
Chubb INA Holdings Inc.	6.700%	5/15/36	2,280	3,470
Chubb INA Holdings Inc.	4.150%	3/13/43	4,908	6,185
Chubb INA Holdings Inc.	4.350%	11/3/45	33,086	43,257
Cigna Holding Co.	4.375%	12/15/20	8,571	8,585
Cincinnati Financial Corp.	6.920%	5/15/28	4,256	5,613
Cincinnati Financial Corp.	6.125%	11/1/34	2,170	3,091
CNA Financial Corp.	3.950%	5/15/24	5,190	5,741
CNA Financial Corp.	4.500%	3/1/26	2,220	2,595
CNA Financial Corp.	3.450%	8/15/27	8,935	9,981
CNA Financial Corp.	3.900%	5/1/29	1,360	1,554
CNA Financial Corp.	2.050%	8/15/30	5,400	5,361
CNO Financial Group Inc.	5.250%	5/30/29	6,460	7,469
Enstar Group Ltd.	4.500%	3/10/22	2,382	2,474
Enstar Group Ltd.	4.950%	6/1/29	11,500	12,722
Equitable Holdings Inc.	3.900%	4/20/23	4,035	4,328
Equitable Holdings Inc.	7.000%	4/1/28	4,300	5,449
Equitable Holdings Inc.	4.350%	4/20/28	22,761	25,904
Equitable Holdings Inc.	5.000%	4/20/48	22,310	26,177
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	4,600	5,339
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	9,920	10,802
6 Fairfax Financial Holdings Ltd.	4.625%	4/29/30	5,500	5,988
Fidelity National Financial Inc.	5.500%	9/1/22	4,300	4,655
Fidelity National Financial Inc.	3.400%	6/15/30	9,741	10,455
Fidelity National Financial Inc.	2.450%	3/15/31	8,750	8,666
First American Financial Corp.	4.600%	11/15/24	5,110	5,572
Globe Life Inc.	3.800%	9/15/22	1,585	1,682
Globe Life Inc.	4.550%	9/15/28	5,172	6,098
Globe Life Inc.	2.150%	8/15/30	5,000	5,023
Hanover Insurance Group Inc.	4.500%	4/15/26	5,000	5,683
Hartford Financial Services Group Inc.	2.800%	8/19/29	6,220	6,711
Hartford Financial Services Group Inc.	5.950%	10/15/36	4,545	6,171
Hartford Financial Services Group Inc.	6.100%	10/1/41	5,901	8,271
Hartford Financial Services Group Inc.	4.300%	4/15/43	8,465	10,008
Hartford Financial Services Group Inc.	3.600%	8/19/49	20,106	22,393
Humana Inc.	3.150%	12/1/22	10,254	10,758
Humana Inc.	2.900%	12/15/22	7,770	8,123
Humana Inc.	3.850%	10/1/24	10,627	11,742
Humana Inc.	4.500%	4/1/25	276	316
Humana Inc.	3.950%	3/15/27	10,535	12,053
Humana Inc.	3.125%	8/15/29	8,050	8,899
Humana Inc.	4.875%	4/1/30	5,243	6,519
Humana Inc.	4.625%	12/1/42	13,638	17,029
Humana Inc.	4.950%	10/1/44	8,718	11,606
Humana Inc.	4.800%	3/15/47	4,200	5,533

Humana Inc.	3.950%	8/15/49	1,200	1,414
Kemper Corp.	4.350%	2/15/25	2,353	2,580
Kemper Corp.	2.400%	9/30/30	5,000	4,938
Lincoln National Corp.	4.200%	3/15/22	6,315	6,649
Lincoln National Corp.	4.000%	9/1/23	7,155	7,825
Lincoln National Corp.	3.350%	3/9/25	4,009	4,390
Lincoln National Corp.	3.625%	12/12/26	6,555	7,415
Lincoln National Corp.	3.800%	3/1/28	11,746	13,516
Lincoln National Corp.	3.050%	1/15/30	9,613	10,365
Lincoln National Corp.	6.300%	10/9/37	5,029	6,575
Lincoln National Corp.	7.000%	6/15/40	7,072	10,226
Lincoln National Corp.	4.350%	3/1/48	1,721	1,966
Lincoln National Corp.	4.375%	6/15/50	2,632	3,017
Loews Corp.	2.625%	5/15/23	12,780	13,407
Loews Corp.	3.750%	4/1/26	110	125
Loews Corp.	3.200%	5/15/30	8,770	9,766
Loews Corp.	6.000%	2/1/35	2,143	2,942
Loews Corp.	4.125%	5/15/43	7,362	8,433
Manulife Financial Corp.	4.150%	3/4/26	11,946	14,006
4 Manulife Financial Corp.	4.061%	2/24/32	9,462	10,184
Manulife Financial Corp.	5.375%	3/4/46	9,557	13,341
Markel Corp.	4.900%	7/1/22	1,100	1,176
Markel Corp.	3.500%	11/1/27	6,945	7,620
Markel Corp.	3.350%	9/17/29	3,500	3,860
Markel Corp.	5.000%	4/5/46	5,653	7,475
Markel Corp.	4.300%	11/1/47	4,459	5,202
Markel Corp.	5.000%	5/20/49	2,935	3,905
Markel Corp.	4.150%	9/17/50	6,455	7,714
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	10,540	10,836
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	6,068	6,631
Marsh & McLennan Cos. Inc.	3.875%	3/15/24	22,350	24,731
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	4,697	5,130
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	12,023	13,291
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	6,580	7,431
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	10,900	13,151
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	25,665	26,806
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	2,939	4,158
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	6,705	8,688
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	6,519	8,208
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	4,905	6,098
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	23,080	32,111
Mercury General Corp.	4.400%	3/15/27	4,185	4,593
MetLife Inc.	3.048%	12/15/22	7,662	8,105
MetLife Inc.	4.368%	9/15/23	10,854	12,084
MetLife Inc.	3.600%	4/10/24	14,643	16,177
MetLife Inc.	3.000%	3/1/25	14,775	16,304
MetLife Inc.	3.600%	11/13/25	8,075	9,163
MetLife Inc.	4.550%	3/23/30	28,805	36,045
MetLife Inc.	6.375%	6/15/34	3,323	5,061
MetLife Inc.	5.700%	6/15/35	2,743	3,990
MetLife Inc.	5.875%	2/6/41	21,602	31,719
MetLife Inc.	4.125%	8/13/42	13,714	16,766
MetLife Inc.	4.875%	11/13/43	5,832	7,889
MetLife Inc.	4.721%	12/15/44	7,455	9,655
MetLife Inc.	4.050%	3/1/45	21,971	26,697
MetLife Inc.	4.600%	5/13/46	7,630	9,977
4 MetLife Inc.	6.400%	12/15/66	9,105	11,290

4 MetLife Inc.	10.750%	8/1/69	785	1,281
Munich Re America Corp.	7.450%	12/15/26	2,350	3,203
4 Nationwide Financial Services Inc.	6.750%	5/15/87	1,259	1,459
Old Republic International Corp.	4.875%	10/1/24	6,830	7,721
Old Republic International Corp.	3.875%	8/26/26	5,893	6,679
PartnerRe Finance B LLC	3.700%	7/2/29	7,500	8,307
Primerica Inc.	4.750%	7/15/22	2,000	2,133
Principal Financial Group Inc.	3.300%	9/15/22	3,025	3,184
Principal Financial Group Inc.	3.125%	5/15/23	4,161	4,445
Principal Financial Group Inc.	3.400%	5/15/25	13,709	15,187
Principal Financial Group Inc.	3.100%	11/15/26	9,502	10,565
Principal Financial Group Inc.	2.125%	6/15/30	16,072	16,621
Principal Financial Group Inc.	6.050%	10/15/36	258	366
Principal Financial Group Inc.	4.625%	9/15/42	5,408	6,656
Principal Financial Group Inc.	4.350%	5/15/43	4,195	5,016
Principal Financial Group Inc.	4.300%	11/15/46	14,706	17,624
Progressive Corp.	3.750%	8/23/21	10,283	10,609
Progressive Corp.	2.450%	1/15/27	5,860	6,320
Progressive Corp.	4.000%	3/1/29	7,805	9,289
Progressive Corp.	6.625%	3/1/29	4,820	6,587
Progressive Corp.	3.200%	3/26/30	4,962	5,667
Progressive Corp.	6.250%	12/1/32	725	1,092
Progressive Corp.	4.350%	4/25/44	3,660	4,636
Progressive Corp.	4.125%	4/15/47	14,285	17,825
Progressive Corp.	4.200%	3/15/48	4,867	6,261
Progressive Corp.	3.950%	3/26/50	7,635	9,608
Prudential Financial Inc.	4.500%	11/16/21	5,120	5,359
Prudential Financial Inc.	3.500%	5/15/24	10,182	11,264
Prudential Financial Inc.	1.500%	3/10/26	100	104
Prudential Financial Inc.	3.878%	3/27/28	4,450	5,199
Prudential Financial Inc.	2.100%	3/10/30	2,971	3,089
Prudential Financial Inc.	5.750%	7/15/33	1,120	1,529
Prudential Financial Inc.	5.700%	12/14/36	6,153	8,755
Prudential Financial Inc.	6.625%	12/1/37	4,352	6,525
Prudential Financial Inc.	3.000%	3/10/40	6,250	6,525
Prudential Financial Inc.	6.625%	6/21/40	4,925	7,500
Prudential Financial Inc.	6.200%	11/15/40	3,325	5,009
4 Prudential Financial Inc.	5.875%	9/15/42	12,470	13,218
4 Prudential Financial Inc.	5.625%	6/15/43	11,514	12,219
Prudential Financial Inc.	5.100%	8/15/43	3,450	4,377
4 Prudential Financial Inc.	5.200%	3/15/44	2,745	2,879
Prudential Financial Inc.	4.600%	5/15/44	5,670	6,900
4 Prudential Financial Inc.	5.375%	5/15/45	14,780	16,036
4 Prudential Financial Inc.	4.500%	9/15/47	8,997	9,582
Prudential Financial Inc.	3.905%	12/7/47	14,538	16,160
4 Prudential Financial Inc.	5.700%	9/15/48	14,001	15,856
Prudential Financial Inc.	3.935%	12/7/49	17,506	19,810
Prudential Financial Inc.	4.350%	2/25/50	4,140	4,967
4 Prudential Financial Inc.	3.700%	10/1/50	11,500	11,654
Prudential Financial Inc.	3.700%	3/13/51	17,391	19,108
Prudential plc	3.125%	4/14/30	11,936	13,194
Reinsurance Group of America Inc.	4.700%	9/15/23	3,475	3,826
Reinsurance Group of America Inc.	3.950%	9/15/26	4,839	5,394
Reinsurance Group of America Inc.	3.900%	5/15/29	12,870	14,608
Reinsurance Group of America Inc.	3.150%	6/15/30	2,400	2,610
RenaissanceRe Finance Inc.	3.700%	4/1/25	6,682	7,304
RenaissanceRe Finance Inc.	3.450%	7/1/27	4,200	4,561

RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,700	1,917
Selective Insurance Group Inc.	5.375%	3/1/49	2,900	3,528
Sompo International Holdings Ltd.	4.700%	10/15/22	3,250	3,449
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,309	1,661
Transatlantic Holdings Inc.	8.000%	11/30/39	4,588	7,256
Travelers Cos. Inc.	6.750%	6/20/36	85	129
Travelers Cos. Inc.	6.250%	6/15/37	8,177	12,231
Travelers Cos. Inc.	5.350%	11/1/40	4,203	5,849
Travelers Cos. Inc.	4.600%	8/1/43	15,710	20,208
Travelers Cos. Inc.	4.300%	8/25/45	700	869
Travelers Cos. Inc.	3.750%	5/15/46	6,850	8,055
Travelers Cos. Inc.	4.000%	5/30/47	10,110	12,188
Travelers Cos. Inc.	4.050%	3/7/48	50	61
Travelers Cos. Inc.	4.100%	3/4/49	5,300	6,613
Travelers Cos. Inc.	2.550%	4/27/50	26,900	26,358
Travelers Property Casualty Corp.	6.375%	3/15/33	817	1,201
Trinity Acquisition plc	4.400%	3/15/26	6,125	7,056
UnitedHealth Group Inc.	2.125%	3/15/21	15,927	16,063
UnitedHealth Group Inc.	3.375%	11/15/21	2,550	2,613
UnitedHealth Group Inc.	2.875%	12/15/21	13,027	13,424
UnitedHealth Group Inc.	2.875%	3/15/22	6,663	6,862
UnitedHealth Group Inc.	3.350%	7/15/22	20,133	21,212
UnitedHealth Group Inc.	2.375%	10/15/22	8,650	8,992
UnitedHealth Group Inc.	2.750%	2/15/23	12,955	13,615
UnitedHealth Group Inc.	2.875%	3/15/23	3,736	3,954
UnitedHealth Group Inc.	3.500%	6/15/23	5,500	5,944
UnitedHealth Group Inc.	3.500%	2/15/24	6,805	7,466
UnitedHealth Group Inc.	2.375%	8/15/24	5,350	5,686
UnitedHealth Group Inc.	3.750%	7/15/25	13,377	15,245
UnitedHealth Group Inc.	3.700%	12/15/25	5,550	6,354
UnitedHealth Group Inc.	1.250%	1/15/26	5,000	5,101
UnitedHealth Group Inc.	3.100%	3/15/26	9,205	10,266
UnitedHealth Group Inc.	3.450%	1/15/27	7,982	9,064
UnitedHealth Group Inc.	3.375%	4/15/27	39,962	45,362
UnitedHealth Group Inc.	2.950%	10/15/27	8,338	9,315
UnitedHealth Group Inc.	3.850%	6/15/28	8,377	9,846
UnitedHealth Group Inc.	3.875%	12/15/28	9,026	10,700
UnitedHealth Group Inc.	2.875%	8/15/29	19,147	21,293
UnitedHealth Group Inc.	2.000%	5/15/30	16,500	17,230
UnitedHealth Group Inc.	4.625%	7/15/35	12,298	16,087
UnitedHealth Group Inc.	5.800%	3/15/36	5,352	7,697
UnitedHealth Group Inc.	6.500%	6/15/37	2,155	3,327
UnitedHealth Group Inc.	6.625%	11/15/37	11,965	18,878
UnitedHealth Group Inc.	6.875%	2/15/38	22,521	36,422
UnitedHealth Group Inc.	3.500%	8/15/39	21,990	25,242
UnitedHealth Group Inc.	2.750%	5/15/40	26,535	27,706
UnitedHealth Group Inc.	5.700%	10/15/40	2,221	3,197
UnitedHealth Group Inc.	5.950%	2/15/41	5,550	8,337
UnitedHealth Group Inc.	4.625%	11/15/41	10,859	13,882
UnitedHealth Group Inc.	4.375%	3/15/42	616	766
UnitedHealth Group Inc.	3.950%	10/15/42	17,497	20,933
UnitedHealth Group Inc.	4.250%	3/15/43	7,481	9,365
UnitedHealth Group Inc.	4.750%	7/15/45	18,274	24,610
UnitedHealth Group Inc.	4.200%	1/15/47	12,142	15,368
UnitedHealth Group Inc.	4.250%	4/15/47	11,585	14,675
UnitedHealth Group Inc.	3.750%	10/15/47	8,910	10,587
UnitedHealth Group Inc.	4.250%	6/15/48	16,991	21,210

UnitedHealth Group Inc.	4.450%	12/15/48	6,550	8,585
UnitedHealth Group Inc.	3.700%	8/15/49	15,239	18,180
UnitedHealth Group Inc.	2.900%	5/15/50	16,060	16,699
UnitedHealth Group Inc.	3.875%	8/15/59	7,655	9,346
UnitedHealth Group Inc.	3.125%	5/15/60	17,150	18,343
Unum Group	4.000%	3/15/24	3,845	4,157
Unum Group	4.500%	3/15/25	3,894	4,313
Unum Group	3.875%	11/5/25	175	190
Unum Group	4.000%	6/15/29	3,050	3,342
Unum Group	5.750%	8/15/42	5,473	6,142
Unum Group	4.500%	12/15/49	7,808	7,678
Voya Financial Inc.	3.125%	7/15/24	7,235	7,797
Voya Financial Inc.	3.650%	6/15/26	2,440	2,720
Voya Financial Inc.	5.700%	7/15/43	9,954	13,169
Voya Financial Inc.	4.800%	6/15/46	2,436	2,934
4 Voya Financial Inc.	4.700%	1/23/48	4,157	4,147
W R Berkley Corp.	4.000%	5/12/50	4,400	5,229
Willis North America Inc.	3.600%	5/15/24	7,150	7,808
Willis North America Inc.	4.500%	9/15/28	4,580	5,406
Willis North America Inc.	2.950%	9/15/29	10,121	10,893
Willis North America Inc.	5.050%	9/15/48	5,350	7,099
Willis North America Inc.	3.875%	9/15/49	30,470	35,004
WR Berkley Corp.	4.625%	3/15/22	3,800	4,014
WR Berkley Corp.	4.750%	8/1/44	4,088	5,247
XLIT Ltd.	4.450%	3/31/25	3,032	3,418
XLIT Ltd.	5.250%	12/15/43	7,000	9,715
XLIT Ltd.	5.500%	3/31/45	5,529	7,361

Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	2,050	2,165
ORIX Corp.	2.900%	7/18/22	3,200	3,316
ORIX Corp.	4.050%	1/16/24	100	110
ORIX Corp.	3.250%	12/4/24	3,725	4,042
ORIX Corp.	3.700%	7/18/27	9,725	10,991

Real Estate Investment Trusts (0.8%)
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	5,479	6,055
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	22,361	24,877
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	500	580
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	10,730	12,250
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	4,077	4,628
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	5,775	6,651
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	3,530	4,280
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	5,475	5,940
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	7,051	8,690
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	7,990	10,073
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	10,750	11,888
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	12,987	12,727
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	3,770	5,029
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	7,225	8,642
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	1,530	1,605
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	4,733	5,099
American Campus Communities Operating
Partnership LP	3.300%	7/15/26	7,100	7,578

American Campus Communities Operating
Partnership LP	3.625%	11/15/27	5,086	5,426
American Campus Communities Operating
Partnership LP	2.850%	2/1/30	4,891	4,945
American Campus Communities Operating
Partnership LP	3.875%	1/30/31	3,400	3,709
American Homes 4 Rent LP	4.250%	2/15/28	2,475	2,800
American Homes 4 Rent LP	4.900%	2/15/29	7,930	9,456
AvalonBay Communities Inc.	2.850%	3/15/23	6,264	6,562
AvalonBay Communities Inc.	4.200%	12/15/23	1,355	1,492
AvalonBay Communities Inc.	3.500%	11/15/24	3,325	3,669
AvalonBay Communities Inc.	3.450%	6/1/25	6,595	7,349
AvalonBay Communities Inc.	3.500%	11/15/25	2,650	2,980
AvalonBay Communities Inc.	2.950%	5/11/26	3,217	3,561
AvalonBay Communities Inc.	2.900%	10/15/26	1,625	1,786
AvalonBay Communities Inc.	3.350%	5/15/27	7,441	8,292
AvalonBay Communities Inc.	3.200%	1/15/28	9,390	10,437
AvalonBay Communities Inc.	3.300%	6/1/29	3,420	3,886
AvalonBay Communities Inc.	2.300%	3/1/30	5,109	5,424
AvalonBay Communities Inc.	2.450%	1/15/31	11,365	12,146
AvalonBay Communities Inc.	3.900%	10/15/46	4,045	4,860
AvalonBay Communities Inc.	4.150%	7/1/47	150	186
AvalonBay Communities Inc.	4.350%	4/15/48	3,475	4,465
Boston Properties LP	3.850%	2/1/23	10,378	11,052
Boston Properties LP	3.125%	9/1/23	5,510	5,820
Boston Properties LP	3.800%	2/1/24	4,785	5,179
Boston Properties LP	3.200%	1/15/25	9,638	10,442
Boston Properties LP	3.650%	2/1/26	7,761	8,629
Boston Properties LP	2.750%	10/1/26	7,859	8,409
Boston Properties LP	4.500%	12/1/28	1,741	2,050
Boston Properties LP	3.400%	6/21/29	4,808	5,216
Boston Properties LP	2.900%	3/15/30	5,855	6,114
Boston Properties LP	3.250%	1/30/31	32,770	35,309
Brandywine Operating Partnership LP	3.950%	2/15/23	5,780	5,974
Brandywine Operating Partnership LP	3.950%	11/15/27	26,300	27,265
Brixmor Operating Partnership LP	3.250%	9/15/23	4,425	4,579
Brixmor Operating Partnership LP	3.850%	2/1/25	21,567	22,910
Brixmor Operating Partnership LP	4.125%	6/15/26	5,765	6,267
Brixmor Operating Partnership LP	3.900%	3/15/27	2,675	2,824
Brixmor Operating Partnership LP	4.125%	5/15/29	7,553	8,176
Brixmor Operating Partnership LP	4.050%	7/1/30	9,804	10,487
Camden Property Trust	2.950%	12/15/22	5,006	5,218
Camden Property Trust	4.100%	10/15/28	10,425	12,229
Camden Property Trust	3.150%	7/1/29	9,700	10,753
Camden Property Trust	2.800%	5/15/30	14,740	16,000
Camden Property Trust	3.350%	11/1/49	2,343	2,571
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	3,125	3,271
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	13,175	13,480
Corporate Office Properties LP	3.600%	5/15/23	16,721	17,432
Corporate Office Properties LP	2.250%	3/15/26	1,500	1,516
CubeSmart LP	4.375%	12/15/23	7,400	8,131
CubeSmart LP	4.000%	11/15/25	2,265	2,538
CubeSmart LP	3.125%	9/1/26	2,575	2,792
CubeSmart LP	4.375%	2/15/29	2,750	3,231
CubeSmart LP	3.000%	2/15/30	4,400	4,732

CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	6,100	6,471
CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	9,177	9,927
CyrusOne LP / CyrusOne Finance Corp.	2.150%	11/1/30	2,500	2,432
Digital Realty Trust LP	2.750%	2/1/23	2,750	2,877
Digital Realty Trust LP	4.750%	10/1/25	5,725	6,708
Digital Realty Trust LP	3.700%	8/15/27	9,488	10,647
Digital Realty Trust LP	4.450%	7/15/28	20,250	24,097
Digital Realty Trust LP	3.600%	7/1/29	34,052	38,895
Duke Realty LP	3.625%	4/15/23	748	794
Duke Realty LP	3.750%	12/1/24	3,405	3,761
Duke Realty LP	3.250%	6/30/26	6,184	6,853
Duke Realty LP	3.375%	12/15/27	5,964	6,682
Duke Realty LP	4.000%	9/15/28	2,500	2,923
Duke Realty LP	2.875%	11/15/29	1,390	1,514
Duke Realty LP	1.750%	7/1/30	5,000	4,968
Duke Realty LP	3.050%	3/1/50	5,850	6,241
EPR Properties	5.250%	7/15/23	1,575	1,571
EPR Properties	4.500%	4/1/25	7,025	6,847
EPR Properties	4.750%	12/15/26	4,000	3,804
EPR Properties	4.500%	6/1/27	650	603
EPR Properties	4.950%	4/15/28	6,600	6,389
EPR Properties	3.750%	8/15/29	8,000	6,980
ERP Operating LP	4.625%	12/15/21	7,013	7,285
ERP Operating LP	3.000%	4/15/23	2,603	2,739
ERP Operating LP	3.375%	6/1/25	1,120	1,237
ERP Operating LP	2.850%	11/1/26	5,575	6,156
ERP Operating LP	3.250%	8/1/27	3,676	4,085
ERP Operating LP	3.500%	3/1/28	12,806	14,468
ERP Operating LP	4.150%	12/1/28	4,780	5,691
ERP Operating LP	3.000%	7/1/29	5,550	6,100
ERP Operating LP	2.500%	2/15/30	7,075	7,514
ERP Operating LP	4.500%	7/1/44	8,875	11,387
ERP Operating LP	4.500%	6/1/45	2,375	3,044
ERP Operating LP	4.000%	8/1/47	4,151	5,012
Essex Portfolio LP	5.200%	3/15/21	5,525	5,595
Essex Portfolio LP	3.250%	5/1/23	3,808	4,003
Essex Portfolio LP	3.500%	4/1/25	15,727	17,293
Essex Portfolio LP	3.375%	4/15/26	6,450	7,162
Essex Portfolio LP	4.000%	3/1/29	11,670	13,479
Essex Portfolio LP	3.000%	1/15/30	11,750	12,687
Essex Portfolio LP	1.650%	1/15/31	2,500	2,433
Essex Portfolio LP	2.650%	3/15/32	6,100	6,439
Essex Portfolio LP	4.500%	3/15/48	7,290	9,193
Federal Realty Investment Trust	2.750%	6/1/23	5,237	5,433
Federal Realty Investment Trust	3.950%	1/15/24	2,000	2,162
Federal Realty Investment Trust	3.250%	7/15/27	6,100	6,485
Federal Realty Investment Trust	3.200%	6/15/29	6,035	6,383
Federal Realty Investment Trust	3.500%	6/1/30	2,000	2,155
Federal Realty Investment Trust	4.500%	12/1/44	13,540	15,328
Healthcare Realty Trust Inc.	3.625%	1/15/28	4,067	4,451
Healthcare Realty Trust Inc.	2.400%	3/15/30	250	253
Healthcare Realty Trust Inc.	2.050%	3/15/31	2,500	2,468
Healthcare Trust of America Holdings LP	3.500%	8/1/26	8,350	9,354
Healthcare Trust of America Holdings LP	3.750%	7/1/27	5,877	6,517
Healthcare Trust of America Holdings LP	3.100%	2/15/30	3,775	4,056
Healthcare Trust of America Holdings LP	2.000%	3/15/31	12,000	11,808
Healthpeak Properties Inc.	4.250%	11/15/23	1,080	1,179

Healthpeak Properties Inc.	4.200%	3/1/24	3,950	4,345
Healthpeak Properties Inc.	3.875%	8/15/24	6,556	7,251
Healthpeak Properties Inc.	3.400%	2/1/25	5,396	5,903
Healthpeak Properties Inc.	4.000%	6/1/25	1,343	1,507
Healthpeak Properties Inc.	3.250%	7/15/26	17,616	19,655
Healthpeak Properties Inc.	3.500%	7/15/29	11,348	12,496
Healthpeak Properties Inc.	3.000%	1/15/30	17,000	18,339
Healthpeak Properties Inc.	2.875%	1/15/31	8,000	8,477
Healthpeak Properties Inc.	6.750%	2/1/41	1,745	2,516
Highwoods Realty LP	3.625%	1/15/23	100	104
Highwoods Realty LP	3.875%	3/1/27	6,804	7,378
Highwoods Realty LP	4.125%	3/15/28	2,943	3,246
Highwoods Realty LP	4.200%	4/15/29	4,181	4,684
Highwoods Realty LP	2.600%	2/1/31	4,000	3,969
Host Hotels & Resorts LP	3.750%	10/15/23	7,400	7,656
Host Hotels & Resorts LP	3.875%	4/1/24	4,850	5,026
Host Hotels & Resorts LP	4.000%	6/15/25	3,743	3,886
Host Hotels & Resorts LP	4.500%	2/1/26	1,950	2,061
Host Hotels & Resorts LP	3.375%	12/15/29	11,690	10,958
Host Hotels & Resorts LP	3.500%	9/15/30	14,500	13,915
Hudson Pacific Properties LP	3.950%	11/1/27	6,200	6,697
Hudson Pacific Properties LP	4.650%	4/1/29	2,860	3,253
Hudson Pacific Properties LP	3.250%	1/15/30	3,560	3,678
Kilroy Realty LP	3.800%	1/15/23	3,450	3,587
Kilroy Realty LP	3.450%	12/15/24	5,235	5,488
Kilroy Realty LP	4.375%	10/1/25	5,075	5,605
Kilroy Realty LP	4.750%	12/15/28	8,200	9,530
Kilroy Realty LP	4.250%	8/15/29	1,808	2,038
Kilroy Realty LP	3.050%	2/15/30	21,090	21,934
Kilroy Realty LP	2.500%	11/15/32	9,300	9,064
Kimco Realty Corp.	3.400%	11/1/22	4,334	4,566
Kimco Realty Corp.	3.125%	6/1/23	3,400	3,578
Kimco Realty Corp.	2.700%	3/1/24	690	723
Kimco Realty Corp.	3.300%	2/1/25	3,433	3,693
Kimco Realty Corp.	2.800%	10/1/26	4,565	4,835
Kimco Realty Corp.	3.800%	4/1/27	5,100	5,587
Kimco Realty Corp.	1.900%	3/1/28	11,000	10,847
Kimco Realty Corp.	2.700%	10/1/30	5,100	5,168
Kimco Realty Corp.	4.250%	4/1/45	700	743
Kimco Realty Corp.	4.125%	12/1/46	635	658
Kimco Realty Corp.	4.450%	9/1/47	5,170	5,664
Kimco Realty Corp.	3.700%	10/1/49	1,950	1,911
Kite Realty Group LP	4.000%	10/1/26	10,700	10,308
Lexington Realty Trust	2.700%	9/15/30	3,250	3,310
Life Storage LP	3.500%	7/1/26	18,900	20,987
Life Storage LP	3.875%	12/15/27	1,000	1,119
Life Storage LP	4.000%	6/15/29	2,500	2,842
Life Storage LP	2.200%	10/15/30	3,000	2,993
Mid-America Apartments LP	4.300%	10/15/23	8,424	9,192
Mid-America Apartments LP	3.750%	6/15/24	4,730	5,135
Mid-America Apartments LP	3.600%	6/1/27	8,500	9,473
Mid-America Apartments LP	4.200%	6/15/28	1,000	1,161
Mid-America Apartments LP	3.950%	3/15/29	1,235	1,429
Mid-America Apartments LP	2.750%	3/15/30	12,505	13,400
Mid-America Apartments LP	1.700%	2/15/31	7,000	6,886
National Retail Properties Inc.	3.300%	4/15/23	2,999	3,145
National Retail Properties Inc.	3.900%	6/15/24	3,875	4,190

National Retail Properties Inc.	3.600%	12/15/26	2,575	2,786
National Retail Properties Inc.	3.500%	10/15/27	13,000	13,864
National Retail Properties Inc.	4.300%	10/15/28	3,311	3,709
National Retail Properties Inc.	2.500%	4/15/30	7,575	7,555
National Retail Properties Inc.	4.800%	10/15/48	2,915	3,398
National Retail Properties Inc.	3.100%	4/15/50	9,875	8,761
Office Properties Income Trust	4.000%	7/15/22	5,000	5,025
Omega Healthcare Investors Inc.	4.375%	8/1/23	22,615	24,246
Omega Healthcare Investors Inc.	4.950%	4/1/24	4,400	4,685
Omega Healthcare Investors Inc.	4.500%	1/15/25	5,003	5,313
Omega Healthcare Investors Inc.	5.250%	1/15/26	8,979	9,794
Omega Healthcare Investors Inc.	4.500%	4/1/27	7,825	8,384
Omega Healthcare Investors Inc.	4.750%	1/15/28	8,580	9,362
Omega Healthcare Investors Inc.	3.625%	10/1/29	9,963	10,110
Physicians Realty LP	4.300%	3/15/27	6,385	6,797
Physicians Realty LP	3.950%	1/15/28	5,750	5,984
Piedmont Operating Partnership LP	3.400%	6/1/23	4,507	4,658
Piedmont Operating Partnership LP	4.450%	3/15/24	5,595	5,930
Piedmont Operating Partnership LP	3.150%	8/15/30	4,000	3,915
Prologis LP	3.750%	11/1/25	5,950	6,785
Prologis LP	3.250%	10/1/26	2,966	3,362
Prologis LP	2.125%	4/15/27	9,309	9,862
Prologis LP	3.875%	9/15/28	4,725	5,566
Prologis LP	4.375%	2/1/29	2,076	2,541
Prologis LP	2.250%	4/15/30	19,741	20,978
Prologis LP	1.250%	10/15/30	8,225	8,030
Prologis LP	4.375%	9/15/48	4,475	6,080
Prologis LP	3.000%	4/15/50	8,885	9,565
Prologis LP	2.125%	10/15/50	9,000	8,141
Public Storage	2.370%	9/15/22	5,398	5,594
Public Storage	3.094%	9/15/27	4,650	5,223
Public Storage	3.385%	5/1/29	7,800	9,007
Realty Income Corp.	3.250%	10/15/22	7,045	7,388
Realty Income Corp.	3.875%	7/15/24	4,050	4,474
Realty Income Corp.	3.875%	4/15/25	10,114	11,438
Realty Income Corp.	4.125%	10/15/26	15,393	17,852
Realty Income Corp.	3.000%	1/15/27	7,452	8,062
Realty Income Corp.	3.650%	1/15/28	7,578	8,551
Realty Income Corp.	3.250%	6/15/29	9,815	10,775
Realty Income Corp.	3.250%	1/15/31	14,500	15,981
Realty Income Corp.	4.650%	3/15/47	11,400	14,932
Regency Centers LP	3.600%	2/1/27	3,950	4,264
Regency Centers LP	4.125%	3/15/28	3,450	3,847
Regency Centers LP	2.950%	9/15/29	8,940	9,254
Regency Centers LP	3.700%	6/15/30	8,510	9,328
Regency Centers LP	4.400%	2/1/47	5,750	6,409
Regency Centers LP	4.650%	3/15/49	4,310	5,009
Retail Properties of America Inc.	4.750%	9/15/30	4,200	4,204
Sabra Health Care LP	5.125%	8/15/26	1,288	1,396
Sabra Health Care LP	3.900%	10/15/29	9,280	9,043
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	1,300	1,347
Select Income REIT	4.150%	2/1/22	4,050	4,070
Select Income REIT	4.250%	5/15/24	375	375
Select Income REIT	4.500%	2/1/25	9,900	9,923
Simon Property Group LP	2.350%	1/30/22	7,536	7,658
Simon Property Group LP	2.625%	6/15/22	8,250	8,466
Simon Property Group LP	2.750%	2/1/23	8,030	8,351

Simon Property Group LP	2.750%	6/1/23	9,664	10,074
Simon Property Group LP	3.750%	2/1/24	6,408	6,903
Simon Property Group LP	2.000%	9/13/24	10,000	10,313
Simon Property Group LP	3.375%	10/1/24	2,001	2,161
Simon Property Group LP	3.500%	9/1/25	8,240	9,029
Simon Property Group LP	3.300%	1/15/26	4,674	5,061
Simon Property Group LP	3.250%	11/30/26	5,896	6,413
Simon Property Group LP	3.375%	6/15/27	12,613	13,512
Simon Property Group LP	3.375%	12/1/27	11,911	12,748
Simon Property Group LP	2.450%	9/13/29	21,290	21,075
Simon Property Group LP	2.650%	7/15/30	6,300	6,333
Simon Property Group LP	6.750%	2/1/40	12,128	16,971
Simon Property Group LP	4.750%	3/15/42	2,521	2,871
Simon Property Group LP	4.250%	10/1/44	1,360	1,490
Simon Property Group LP	4.250%	11/30/46	7,850	8,382
Simon Property Group LP	3.250%	9/13/49	20,390	18,693
Simon Property Group LP	3.800%	7/15/50	5,222	5,276
SITE Centers Corp.	3.900%	8/15/24	1,000	1,019
SITE Centers Corp.	3.625%	2/1/25	7,519	7,620
SITE Centers Corp.	4.250%	2/1/26	2,940	3,138
SITE Centers Corp.	4.700%	6/1/27	9,390	9,877
SL Green Operating Partnership LP	3.250%	10/15/22	5,250	5,355
SL Green Realty Corp.	4.500%	12/1/22	715	743
Spirit Realty LP	4.450%	9/15/26	919	985
Spirit Realty LP	3.200%	1/15/27	2,882	2,865
Spirit Realty LP	4.000%	7/15/29	6,085	6,232
Spirit Realty LP	3.400%	1/15/30	4,470	4,389
Spirit Realty LP	3.200%	2/15/31	4,560	4,476
STORE Capital Corp.	4.500%	3/15/28	4,800	5,149
STORE Capital Corp.	4.625%	3/15/29	3,850	4,159
Tanger Properties LP	3.750%	12/1/24	1,325	1,315
Tanger Properties LP	3.125%	9/1/26	6,100	5,844
Tanger Properties LP	3.875%	7/15/27	3,300	3,171
UDR Inc.	2.950%	9/1/26	8,830	9,616
UDR Inc.	3.500%	7/1/27	3,300	3,640
UDR Inc.	3.500%	1/15/28	6,670	7,348
UDR Inc.	3.200%	1/15/30	2,500	2,764
UDR Inc.	3.000%	8/15/31	5,858	6,345
UDR Inc.	2.100%	8/1/32	4,325	4,306
UDR Inc.	3.100%	11/1/34	6,525	7,063
Ventas Realty LP	3.100%	1/15/23	8,564	8,906
Ventas Realty LP	3.125%	6/15/23	7,810	8,172
Ventas Realty LP	3.500%	4/15/24	3,225	3,442
Ventas Realty LP	3.750%	5/1/24	2,300	2,464
Ventas Realty LP	2.650%	1/15/25	8,312	8,652
Ventas Realty LP	3.500%	2/1/25	4,050	4,374
Ventas Realty LP	4.125%	1/15/26	1,465	1,644
Ventas Realty LP	3.250%	10/15/26	1,050	1,116
Ventas Realty LP	3.850%	4/1/27	4,375	4,750
Ventas Realty LP	4.000%	3/1/28	13,830	15,008
Ventas Realty LP	4.400%	1/15/29	6,325	7,124
Ventas Realty LP	3.000%	1/15/30	5,450	5,542
Ventas Realty LP	4.750%	11/15/30	6,590	7,628
Ventas Realty LP	5.700%	9/30/43	3,775	4,497
Ventas Realty LP	4.375%	2/1/45	7,530	7,829
Ventas Realty LP	4.875%	4/15/49	4,485	5,040
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	10,803	11,221

VEREIT Operating Partnership LP	4.600%	2/6/24	6,060	6,498
VEREIT Operating Partnership LP	4.625%	11/1/25	5,110	5,636
VEREIT Operating Partnership LP	4.875%	6/1/26	4,820	5,428
VEREIT Operating Partnership LP	3.950%	8/15/27	13,628	14,495
VEREIT Operating Partnership LP	3.100%	12/15/29	13,690	13,672
Vornado Realty LP	3.500%	1/15/25	4,400	4,553
Washington REIT	3.950%	10/15/22	2,300	2,346
Weingarten Realty Investors	3.375%	10/15/22	1,275	1,302
Weingarten Realty Investors	3.500%	4/15/23	5,250	5,401
Weingarten Realty Investors	4.450%	1/15/24	1,175	1,245
Weingarten Realty Investors	3.850%	6/1/25	600	627
Welltower Inc.	4.500%	1/15/24	1,325	1,456
Welltower Inc.	3.625%	3/15/24	9,987	10,773
Welltower Inc.	4.000%	6/1/25	15,130	16,886
Welltower Inc.	4.250%	4/1/26	7,974	9,115
Welltower Inc.	2.700%	2/15/27	7,650	8,066
Welltower Inc.	4.250%	4/15/28	2,125	2,405
Welltower Inc.	4.125%	3/15/29	15,250	17,214
Welltower Inc.	3.100%	1/15/30	11,255	11,924
Welltower Inc.	2.750%	1/15/31	15,650	16,077
Welltower Inc.	6.500%	3/15/41	5,672	7,579
Welltower Inc.	5.125%	3/15/43	1,260	1,456
Welltower Inc.	4.950%	9/1/48	6,165	7,392
WP Carey Inc.	4.600%	4/1/24	8,701	9,527
WP Carey Inc.	4.000%	2/1/25	1,800	1,968
WP Carey Inc.	4.250%	10/1/26	3,500	3,948
WP Carey Inc.	3.850%	7/15/29	3,845	4,129
				25,847,274
Industrial (18.1%)
Basic Industry (0.8%)
Air Products & Chemicals Inc.	3.000%	11/3/21	4,625	4,756
Air Products & Chemicals Inc.	2.750%	2/3/23	7,144	7,511
Air Products & Chemicals Inc.	3.350%	7/31/24	9,900	10,819
Air Products & Chemicals Inc.	1.850%	5/15/27	8,733	9,137
Air Products & Chemicals Inc.	2.050%	5/15/30	16,053	16,903
Air Products & Chemicals Inc.	2.700%	5/15/40	10,200	10,825
Air Products & Chemicals Inc.	2.800%	5/15/50	18,895	19,873
Airgas Inc.	3.650%	7/15/24	9,125	10,041
Albemarle Corp.	4.150%	12/1/24	5,965	6,498
Albemarle Corp.	5.450%	12/1/44	7,410	8,181
Albemarle Wodgina Pty Ltd.	3.450%	11/15/29	2,200	2,217
Barrick Gold Corp.	6.450%	10/15/35	2,275	2,962
Barrick Gold Corp.	5.250%	4/1/42	9,847	13,436
Barrick North America Finance LLC	5.700%	5/30/41	13,102	18,397
Barrick North America Finance LLC	5.750%	5/1/43	10,794	15,651
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	17,333	24,759
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	12,408	12,811
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	2,696	2,962
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	100	128
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	12,866	15,911
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	35,260	49,208
Cabot Corp.	3.700%	7/15/22	1,765	1,835
Cabot Corp.	4.000%	7/1/29	5,388	5,779
Celanese US Holdings LLC	4.625%	11/15/22	690	744
Celanese US Holdings LLC	3.500%	5/8/24	2,850	3,068
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	1,775	1,941
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	4,950	5,249

Celulosa Arauco y Constitucion SA	5.500%	11/2/47	11,600	12,797
Dow Chemical Co.	3.500%	10/1/24	7,260	7,939
Dow Chemical Co.	4.550%	11/30/25	12,725	14,802
Dow Chemical Co.	3.625%	5/15/26	4,600	5,090
Dow Chemical Co.	4.800%	11/30/28	3,350	4,066
Dow Chemical Co.	7.375%	11/1/29	5,097	7,176
Dow Chemical Co.	2.100%	11/15/30	11,800	11,603
Dow Chemical Co.	4.250%	10/1/34	15,825	18,586
Dow Chemical Co.	9.400%	5/15/39	17,379	29,749
Dow Chemical Co.	5.250%	11/15/41	11,301	13,932
Dow Chemical Co.	4.375%	11/15/42	12,698	14,337
Dow Chemical Co.	4.625%	10/1/44	5,767	6,703
Dow Chemical Co.	5.550%	11/30/48	12,845	16,915
Dow Chemical Co.	4.800%	5/15/49	9,193	10,918
Dow Chemical Co.	3.600%	11/15/50	9,000	9,069
DuPont de Nemours Inc.	2.169%	5/1/23	12,214	12,331
DuPont de Nemours Inc.	4.205%	11/15/23	32,745	35,988
DuPont de Nemours Inc.	4.493%	11/15/25	26,148	30,136
DuPont de Nemours Inc.	4.725%	11/15/28	24,680	29,521
DuPont de Nemours Inc.	5.319%	11/15/38	15,422	19,463
DuPont de Nemours Inc.	5.419%	11/15/48	26,230	34,973
Eastman Chemical Co.	3.500%	12/1/21	8,736	9,026
Eastman Chemical Co.	3.600%	8/15/22	8,214	8,610
Eastman Chemical Co.	3.800%	3/15/25	6,811	7,507
Eastman Chemical Co.	4.500%	12/1/28	700	826
Eastman Chemical Co.	4.800%	9/1/42	8,487	10,101
Eastman Chemical Co.	4.650%	10/15/44	7,852	9,165
Ecolab Inc.	2.375%	8/10/22	13,295	13,779
Ecolab Inc.	3.250%	1/14/23	5,615	5,942
Ecolab Inc.	2.700%	11/1/26	3,347	3,745
Ecolab Inc.	3.250%	12/1/27	4,375	4,955
Ecolab Inc.	4.800%	3/24/30	11,339	14,404
Ecolab Inc.	1.300%	1/30/31	7,375	7,192
Ecolab Inc.	5.500%	12/8/41	1,833	2,634
Ecolab Inc.	3.950%	12/1/47	13,439	16,838
Ecolab Inc.	2.125%	8/15/50	2,650	2,424
EI du Pont de Nemours & Co.	1.700%	7/15/25	8,202	8,512
EI du Pont de Nemours & Co.	2.300%	7/15/30	5,050	5,323
Fibria Overseas Finance Ltd.	5.250%	5/12/24	5,440	5,964
Fibria Overseas Finance Ltd.	4.000%	1/14/25	3,895	4,121
Fibria Overseas Finance Ltd.	5.500%	1/17/27	7,700	8,682
FMC Corp.	3.950%	2/1/22	1,795	1,854
FMC Corp.	4.100%	2/1/24	11,210	12,215
FMC Corp.	3.200%	10/1/26	3,375	3,727
FMC Corp.	3.450%	10/1/29	7,600	8,501
FMC Corp.	4.500%	10/1/49	4,350	5,404
Georgia-Pacific LLC	8.000%	1/15/24	6,304	7,753
6 Georgia-Pacific LLC	1.750%	9/30/25	5,000	5,212
Georgia-Pacific LLC	7.375%	12/1/25	5,750	7,400
Georgia-Pacific LLC	7.750%	11/15/29	3,819	5,694
6 Georgia-Pacific LLC	2.300%	4/30/30	3,750	3,964
Georgia-Pacific LLC	8.875%	5/15/31	5,140	8,267
Huntsman International LLC	5.125%	11/15/22	1,700	1,821
Huntsman International LLC	4.500%	5/1/29	4,625	5,192
International Flavors & Fragrances Inc.	3.200%	5/1/23	2,160	2,246
International Flavors & Fragrances Inc.	4.450%	9/26/28	2,750	3,228
International Flavors & Fragrances Inc.	4.375%	6/1/47	5,000	5,736

International Flavors & Fragrances Inc.	5.000%	9/26/48	6,362	7,980
International Paper Co.	3.800%	1/15/26	723	825
International Paper Co.	5.000%	9/15/35	4,760	6,197
International Paper Co.	7.300%	11/15/39	7,460	10,959
International Paper Co.	6.000%	11/15/41	2,510	3,412
International Paper Co.	4.800%	6/15/44	18,054	22,319
International Paper Co.	5.150%	5/15/46	11,447	14,960
International Paper Co.	4.400%	8/15/47	18,941	22,871
International Paper Co.	4.350%	8/15/48	6,100	7,411
Kinross Gold Corp.	5.950%	3/15/24	4,257	4,853
Lubrizol Corp.	6.500%	10/1/34	5,400	8,414
LYB International Finance BV	4.000%	7/15/23	4,482	4,863
LYB International Finance BV	5.250%	7/15/43	2,372	2,883
LYB International Finance BV	4.875%	3/15/44	5,235	6,199
LYB International Finance II BV	3.500%	3/2/27	11,892	13,184
LYB International Finance III LLC	2.875%	5/1/25	5,228	5,605
LYB International Finance III LLC	3.375%	5/1/30	17,425	19,018
LYB International Finance III LLC	4.200%	10/15/49	5,520	6,141
LYB International Finance III LLC	4.200%	5/1/50	23,405	25,976
LyondellBasell Industries NV	6.000%	11/15/21	20,000	20,947
LyondellBasell Industries NV	5.750%	4/15/24	8,805	10,080
LyondellBasell Industries NV	4.625%	2/26/55	13,212	15,172
Mosaic Co.	3.750%	11/15/21	10,060	10,307
Mosaic Co.	3.250%	11/15/22	10,690	11,173
Mosaic Co.	4.250%	11/15/23	19,824	21,494
Mosaic Co.	4.050%	11/15/27	7,088	7,890
Mosaic Co.	5.450%	11/15/33	6,342	7,359
Mosaic Co.	4.875%	11/15/41	5,343	5,619
Mosaic Co.	5.625%	11/15/43	3,261	3,870
Newmont Corp.	3.625%	6/9/21	2,715	2,758
Newmont Corp.	3.700%	3/15/23	1,479	1,533
Newmont Corp.	2.800%	10/1/29	7,487	8,097
Newmont Corp.	2.250%	10/1/30	16,425	16,923
Newmont Corp.	5.875%	4/1/35	2,755	3,943
Newmont Corp.	6.250%	10/1/39	14,484	21,387
Newmont Corp.	4.875%	3/15/42	11,058	14,895
Newmont Corp.	5.450%	6/9/44	8,948	12,639
Nucor Corp.	4.125%	9/15/22	1,992	2,111
Nucor Corp.	4.000%	8/1/23	9,428	10,256
Nucor Corp.	2.000%	6/1/25	4,401	4,596
Nucor Corp.	3.950%	5/1/28	451	525
Nucor Corp.	2.700%	6/1/30	3,300	3,539
Nucor Corp.	6.400%	12/1/37	12,935	18,602
Nucor Corp.	5.200%	8/1/43	15,079	19,996
Nucor Corp.	4.400%	5/1/48	7,575	9,759
Nutrien Ltd.	3.150%	10/1/22	3,571	3,727
Nutrien Ltd.	1.900%	5/13/23	2,500	2,578
Nutrien Ltd.	3.500%	6/1/23	15,735	16,775
Nutrien Ltd.	3.625%	3/15/24	5,525	6,007
Nutrien Ltd.	3.375%	3/15/25	5,155	5,692
Nutrien Ltd.	3.000%	4/1/25	9,096	9,832
Nutrien Ltd.	4.000%	12/15/26	5,100	5,893
Nutrien Ltd.	2.950%	5/13/30	11,125	12,162
Nutrien Ltd.	4.125%	3/15/35	6,550	7,521
Nutrien Ltd.	5.875%	12/1/36	825	1,045
Nutrien Ltd.	5.625%	12/1/40	4,663	5,963
Nutrien Ltd.	6.125%	1/15/41	7,281	9,709

Nutrien Ltd.	4.900%	6/1/43	5,075	6,220
Nutrien Ltd.	5.250%	1/15/45	20,846	26,133
Nutrien Ltd.	5.000%	4/1/49	6,870	8,991
Packaging Corp. of America	4.500%	11/1/23	18,907	20,915
Packaging Corp. of America	3.650%	9/15/24	5,482	6,007
Packaging Corp. of America	3.400%	12/15/27	4,350	4,859
Packaging Corp. of America	3.000%	12/15/29	11,947	13,072
Packaging Corp. of America	4.050%	12/15/49	2,595	3,096
PPG Industries Inc.	3.200%	3/15/23	667	709
PPG Industries Inc.	2.400%	8/15/24	14,600	15,545
PPG Industries Inc.	2.550%	6/15/30	6,433	6,806
Praxair Inc.	2.450%	2/15/22	18,390	18,815
Praxair Inc.	2.200%	8/15/22	6,144	6,328
Praxair Inc.	2.700%	2/21/23	3,200	3,352
Praxair Inc.	2.650%	2/5/25	9,425	10,169
Praxair Inc.	3.200%	1/30/26	6,800	7,617
Praxair Inc.	1.100%	8/10/30	8,000	7,755
Praxair Inc.	3.550%	11/7/42	2,570	3,074
Praxair Inc.	2.000%	8/10/50	7,500	6,748
Rayonier Inc.	3.750%	4/1/22	2,875	2,942
Reliance Steel & Aluminum Co.	4.500%	4/15/23	5,810	6,265
Reliance Steel & Aluminum Co.	1.300%	8/15/25	2,500	2,500
Reliance Steel & Aluminum Co.	2.150%	8/15/30	7,440	7,281
Rio Tinto Alcan Inc.	7.250%	3/15/31	725	1,064
Rio Tinto Alcan Inc.	5.750%	6/1/35	9,224	13,227
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	19,665	22,248
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	7,509	10,560
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	13,866	19,625
Rio Tinto Finance USA plc	4.750%	3/22/42	7,893	10,690
Rio Tinto Finance USA plc	4.125%	8/21/42	9,500	12,219
Rohm & Haas Co.	7.850%	7/15/29	8,940	12,615
RPM International Inc.	3.450%	11/15/22	4,560	4,693
RPM International Inc.	3.750%	3/15/27	5,834	6,381
RPM International Inc.	4.550%	3/1/29	4,361	5,096
RPM International Inc.	5.250%	6/1/45	3,942	4,778
RPM International Inc.	4.250%	1/15/48	9,455	10,077
Sherwin-Williams Co.	4.200%	1/15/22	1,975	2,050
Sherwin-Williams Co.	2.750%	6/1/22	872	903
Sherwin-Williams Co.	3.125%	6/1/24	20,329	21,977
Sherwin-Williams Co.	3.450%	8/1/25	10,283	11,382
Sherwin-Williams Co.	3.950%	1/15/26	8,650	9,838
Sherwin-Williams Co.	3.450%	6/1/27	17,679	19,899
Sherwin-Williams Co.	2.950%	8/15/29	30,490	33,427
Sherwin-Williams Co.	2.300%	5/15/30	2,948	3,074
Sherwin-Williams Co.	4.000%	12/15/42	2,200	2,436
Sherwin-Williams Co.	4.550%	8/1/45	4,234	5,245
Sherwin-Williams Co.	4.500%	6/1/47	6,527	8,069
Sherwin-Williams Co.	3.800%	8/15/49	13,803	15,699
Sherwin-Williams Co.	3.300%	5/15/50	12,850	13,592
Southern Copper Corp.	3.500%	11/8/22	8,180	8,547
Southern Copper Corp.	3.875%	4/23/25	2,354	2,599
Southern Copper Corp.	7.500%	7/27/35	7,169	10,467
Southern Copper Corp.	6.750%	4/16/40	2,712	3,883
Southern Copper Corp.	5.250%	11/8/42	17,685	22,222
Southern Copper Corp.	5.875%	4/23/45	32,615	44,188
Steel Dynamics Inc.	2.800%	12/15/24	3,450	3,644
Steel Dynamics Inc.	2.400%	6/15/25	1,700	1,781

Steel Dynamics Inc.	4.125%	9/15/25	8,711	8,863
Steel Dynamics Inc.	5.000%	12/15/26	550	588
Steel Dynamics Inc.	3.450%	4/15/30	9,966	10,938
Steel Dynamics Inc.	3.250%	1/15/31	7,185	7,697
Suzano Austria GmbH	6.000%	1/15/29	25,844	29,363
Suzano Austria GmbH	5.000%	1/15/30	8,884	9,558
Suzano Austria GmbH	3.750%	1/15/31	6,000	5,997
6 Teck Resources Ltd.	3.900%	7/15/30	3,550	3,721
Teck Resources Ltd.	6.125%	10/1/35	9,685	11,596
Teck Resources Ltd.	6.000%	8/15/40	7,184	8,088
Teck Resources Ltd.	6.250%	7/15/41	15,380	17,773
Teck Resources Ltd.	5.200%	3/1/42	325	334
Vale Canada Ltd.	7.200%	9/15/32	1,475	1,838
Vale Overseas Ltd.	6.250%	8/10/26	13,550	15,955
Vale Overseas Ltd.	3.750%	7/8/30	12,700	13,042
Vale Overseas Ltd.	8.250%	1/17/34	4,237	6,001
Vale Overseas Ltd.	6.875%	11/21/36	25,921	33,568
Vale Overseas Ltd.	6.875%	11/10/39	15,694	20,775
Vale SA	5.625%	9/11/42	8,278	9,820
Westlake Chemical Corp.	3.600%	8/15/26	14,020	15,385
Westlake Chemical Corp.	5.000%	8/15/46	16,253	19,065
Westlake Chemical Corp.	4.375%	11/15/47	950	1,018
Westrock MWV LLC	8.200%	1/15/30	7,434	10,569
WestRock MWV LLC	7.950%	2/15/31	3,717	5,291
WestRock RKT Co.	4.900%	3/1/22	4,190	4,452
Weyerhaeuser Co.	4.625%	9/15/23	5,815	6,474
Weyerhaeuser Co.	8.500%	1/15/25	2,934	3,790
Weyerhaeuser Co.	4.000%	11/15/29	10,850	12,703
Weyerhaeuser Co.	4.000%	4/15/30	8,850	10,391
Weyerhaeuser Co.	7.375%	3/15/32	9,975	14,522
Weyerhaeuser Co.	6.875%	12/15/33	3,275	4,487
WRKCo Inc.	3.000%	9/15/24	5,242	5,628
WRKCo Inc.	3.750%	3/15/25	13,780	15,413
WRKCo Inc.	4.650%	3/15/26	12,600	14,780
WRKCo Inc.	3.375%	9/15/27	11,825	12,968
WRKCo Inc.	4.000%	3/15/28	8,737	10,040
WRKCo Inc.	3.900%	6/1/28	3,706	4,221
WRKCo Inc.	4.900%	3/15/29	16,087	19,819
WRKCo Inc.	4.200%	6/1/32	3,000	3,615
WRKCo Inc.	3.000%	6/15/33	4,500	4,915
Yamana Gold Inc.	4.625%	12/15/27	3,800	4,137

Capital Goods (1.7%)
3M Co.	1.625%	9/19/21	2,650	2,682
3M Co.	2.750%	3/1/22	7,335	7,574
3M Co.	2.000%	6/26/22	1,600	1,645
3M Co.	1.750%	2/14/23	8,293	8,559
3M Co.	2.250%	3/15/23	5,442	5,684
3M Co.	3.250%	2/14/24	4,675	5,089
3M Co.	2.000%	2/14/25	9,450	10,024
3M Co.	2.650%	4/15/25	6,025	6,545
3M Co.	3.000%	8/7/25	8,380	9,312
3M Co.	2.250%	9/19/26	11,405	12,351
3M Co.	2.875%	10/15/27	12,160	13,523
3M Co.	3.625%	9/14/28	1,000	1,167
3M Co.	3.375%	3/1/29	11,700	13,455
3M Co.	2.375%	8/26/29	13,240	14,324

3M Co.	3.050%	4/15/30	6,090	6,954
3M Co.	3.875%	6/15/44	1,351	1,653
3M Co.	3.125%	9/19/46	12,055	13,152
3M Co.	3.625%	10/15/47	8,525	10,055
3M Co.	4.000%	9/14/48	14,900	18,748
3M Co.	3.250%	8/26/49	6,709	7,514
3M Co.	3.700%	4/15/50	13,275	16,041
ABB Finance USA Inc.	2.875%	5/8/22	3,718	3,852
ABB Finance USA Inc.	3.375%	4/3/23	780	829
ABB Finance USA Inc.	3.800%	4/3/28	11,221	13,406
ABB Finance USA Inc.	4.375%	5/8/42	9,108	11,669
Allegion plc	3.500%	10/1/29	5,135	5,607
Allegion US Holding Co. Inc.	3.200%	10/1/24	1,600	1,695
Allegion US Holding Co. Inc.	3.550%	10/1/27	5,119	5,565
Amphenol Corp.	3.200%	4/1/24	4,150	4,489
Amphenol Corp.	2.050%	3/1/25	2,800	2,937
Amphenol Corp.	4.350%	6/1/29	5,000	6,057
Amphenol Corp.	2.800%	2/15/30	15,495	16,980
Avery Dennison Corp.	4.875%	12/6/28	5,315	6,537
Avery Dennison Corp.	2.650%	4/30/30	13,569	14,466
Bemis Co. Inc.	3.100%	9/15/26	3,803	4,143
Bemis Co. Inc.	2.630%	6/19/30	6,800	7,238
Boeing Co.	2.350%	10/30/21	10,095	10,226
Boeing Co.	2.125%	3/1/22	4,012	4,035
Boeing Co.	2.700%	5/1/22	5,450	5,552
Boeing Co.	2.800%	3/1/23	8,410	8,573
Boeing Co.	4.508%	5/1/23	37,015	39,007
Boeing Co.	1.875%	6/15/23	13,224	13,221
Boeing Co.	2.800%	3/1/24	2,100	2,145
Boeing Co.	2.850%	10/30/24	7,233	7,277
Boeing Co.	2.500%	3/1/25	2,831	2,813
Boeing Co.	4.875%	5/1/25	42,596	46,465
Boeing Co.	7.250%	6/15/25	675	784
Boeing Co.	2.600%	10/30/25	3,550	3,541
Boeing Co.	3.100%	5/1/26	8,600	8,599
Boeing Co.	2.250%	6/15/26	6,276	5,975
Boeing Co.	2.700%	2/1/27	10,440	10,175
Boeing Co.	2.800%	3/1/27	5,450	5,335
Boeing Co.	5.040%	5/1/27	28,875	31,784
Boeing Co.	3.250%	3/1/28	4,780	4,729
Boeing Co.	3.450%	11/1/28	3,925	3,943
Boeing Co.	3.200%	3/1/29	10,926	10,730
Boeing Co.	2.950%	2/1/30	8,765	8,478
Boeing Co.	5.150%	5/1/30	58,450	65,604
Boeing Co.	6.125%	2/15/33	5,630	6,720
Boeing Co.	3.600%	5/1/34	23,775	23,222
Boeing Co.	3.250%	2/1/35	10,166	9,383
Boeing Co.	6.625%	2/15/38	2,905	3,521
Boeing Co.	3.550%	3/1/38	3,715	3,393
Boeing Co.	3.500%	3/1/39	4,900	4,415
Boeing Co.	6.875%	3/15/39	7,708	9,583
Boeing Co.	5.875%	2/15/40	4,962	5,648
Boeing Co.	5.705%	5/1/40	43,107	50,066
Boeing Co.	3.375%	6/15/46	10,014	8,704
Boeing Co.	3.650%	3/1/47	8,845	7,892
Boeing Co.	3.625%	3/1/48	4,275	3,783
Boeing Co.	3.850%	11/1/48	3,466	3,113

Boeing Co.	3.900%	5/1/49	12,565	11,516
Boeing Co.	3.750%	2/1/50	2,078	1,887
Boeing Co.	5.805%	5/1/50	66,270	79,864
Boeing Co.	3.825%	3/1/59	7,400	6,522
Boeing Co.	3.950%	8/1/59	5,200	4,824
Boeing Co.	5.930%	5/1/60	42,200	52,078
Carlisle Cos. Inc.	3.750%	11/15/22	3,380	3,503
Carlisle Cos. Inc.	3.500%	12/1/24	3,142	3,442
Carlisle Cos. Inc.	3.750%	12/1/27	5,241	5,923
Carlisle Cos. Inc.	2.750%	3/1/30	15,705	16,641
6 Carrier Global Corp.	1.923%	2/15/23	4,200	4,316
6 Carrier Global Corp.	2.242%	2/15/25	25,410	26,493
6 Carrier Global Corp.	2.493%	2/15/27	17,475	18,239
6 Carrier Global Corp.	2.722%	2/15/30	31,695	33,079
6 Carrier Global Corp.	2.700%	2/15/31	1,250	1,296
6 Carrier Global Corp.	3.377%	4/5/40	15,515	16,217
6 Carrier Global Corp.	3.577%	4/5/50	24,790	26,039
Caterpillar Financial Services Corp.	2.900%	3/15/21	6,670	6,747
Caterpillar Financial Services Corp.	1.700%	8/9/21	22,246	22,515
Caterpillar Financial Services Corp.	2.750%	8/20/21	3,400	3,474
Caterpillar Financial Services Corp.	1.931%	10/1/21	4,037	4,104
Caterpillar Financial Services Corp.	2.950%	2/26/22	11,200	11,616
Caterpillar Financial Services Corp.	0.950%	5/13/22	9,250	9,346
Caterpillar Financial Services Corp.	2.850%	6/1/22	1,794	1,865
Caterpillar Financial Services Corp.	2.400%	6/6/22	10,050	10,381
Caterpillar Financial Services Corp.	1.950%	11/18/22	2,000	2,066
Caterpillar Financial Services Corp.	2.550%	11/29/22	8,885	9,290
Caterpillar Financial Services Corp.	2.625%	3/1/23	2,347	2,485
Caterpillar Financial Services Corp.	3.450%	5/15/23	6,260	6,742
Caterpillar Financial Services Corp.	0.650%	7/7/23	6,550	6,587
Caterpillar Financial Services Corp.	0.450%	9/14/23	8,525	8,523
Caterpillar Financial Services Corp.	3.750%	11/24/23	10,024	11,033
Caterpillar Financial Services Corp.	3.650%	12/7/23	4,182	4,592
Caterpillar Financial Services Corp.	2.850%	5/17/24	6,180	6,663
Caterpillar Financial Services Corp.	3.300%	6/9/24	6,225	6,819
Caterpillar Financial Services Corp.	2.150%	11/8/24	9,405	9,985
Caterpillar Financial Services Corp.	3.250%	12/1/24	14,637	16,131
Caterpillar Financial Services Corp.	1.450%	5/15/25	5,900	6,094
Caterpillar Financial Services Corp.	2.400%	8/9/26	6,165	6,728
Caterpillar Financial Services Corp.	1.100%	9/14/27	5,150	5,142
Caterpillar Inc.	2.600%	6/26/22	12,862	13,284
Caterpillar Inc.	3.400%	5/15/24	11,345	12,392
Caterpillar Inc.	2.600%	9/19/29	6,500	7,088
Caterpillar Inc.	2.600%	4/9/30	13,435	14,692
Caterpillar Inc.	5.300%	9/15/35	3,000	4,164
Caterpillar Inc.	6.050%	8/15/36	9,727	14,149
Caterpillar Inc.	5.200%	5/27/41	9,710	13,569
Caterpillar Inc.	3.803%	8/15/42	20,668	25,038
Caterpillar Inc.	4.300%	5/15/44	3,590	4,649
Caterpillar Inc.	3.250%	9/19/49	11,430	12,706
Caterpillar Inc.	3.250%	4/9/50	15,437	17,391
Caterpillar Inc.	4.750%	5/15/64	5,115	7,178
CNH Industrial Capital LLC	3.875%	10/15/21	2,950	3,032
CNH Industrial Capital LLC	4.375%	4/5/22	6,089	6,380
CNH Industrial Capital LLC	1.950%	7/2/23	2,250	2,285
CNH Industrial Capital LLC	4.200%	1/15/24	28,900	30,981
CNH Industrial NV	4.500%	8/15/23	2,815	3,053

CNH Industrial NV	3.850%	11/15/27	6,191	6,692
Crane Co.	4.450%	12/15/23	6,450	7,053
Crane Co.	4.200%	3/15/48	7,000	7,372
CRH America Inc.	5.750%	1/15/21	2,975	3,017
Deere & Co.	2.600%	6/8/22	34,198	35,323
Deere & Co.	2.750%	4/15/25	8,700	9,461
Deere & Co.	5.375%	10/16/29	9,962	13,101
Deere & Co.	3.100%	4/15/30	8,380	9,550
Deere & Co.	7.125%	3/3/31	405	592
Deere & Co.	3.900%	6/9/42	7,414	9,394
Deere & Co.	2.875%	9/7/49	2,675	2,907
Deere & Co.	3.750%	4/15/50	15,328	18,983
Dover Corp.	3.150%	11/15/25	8,890	9,808
Dover Corp.	2.950%	11/4/29	3,972	4,365
Dover Corp.	5.375%	10/15/35	2,350	3,138
Dover Corp.	6.600%	3/15/38	3,115	4,366
Dover Corp.	5.375%	3/1/41	4,109	5,308
Eagle Materials Inc.	4.500%	8/1/26	5,080	5,288
Eaton Corp.	2.750%	11/2/22	16,404	17,182
Eaton Corp.	3.103%	9/15/27	14,345	15,970
Eaton Corp.	4.000%	11/2/32	10,017	12,052
Eaton Corp.	4.150%	11/2/42	2,691	3,345
Eaton Corp.	3.915%	9/15/47	5,715	6,931
Emerson Electric Co.	2.625%	12/1/21	15,075	15,466
Emerson Electric Co.	2.625%	2/15/23	4,200	4,398
Emerson Electric Co.	3.150%	6/1/25	6,150	6,782
Emerson Electric Co.	0.875%	10/15/26	9,650	9,597
Emerson Electric Co.	1.800%	10/15/27	16,525	17,280
Emerson Electric Co.	1.950%	10/15/30	7,000	7,253
Emerson Electric Co.	2.750%	10/15/50	9,200	9,384
Flowserve Corp.	3.500%	9/15/22	16,830	17,327
Flowserve Corp.	4.000%	11/15/23	4,225	4,372
Flowserve Corp.	3.500%	10/1/30	5,620	5,566
Fortive Corp.	3.150%	6/15/26	10,729	11,850
Fortive Corp.	4.300%	6/15/46	7,500	9,017
Fortune Brands Home & Security Inc.	4.000%	9/21/23	7,173	7,836
Fortune Brands Home & Security Inc.	4.000%	6/15/25	9,001	10,222
Fortune Brands Home & Security Inc.	3.250%	9/15/29	8,125	8,973
General Dynamics Corp.	2.250%	11/15/22	10,415	10,787
General Dynamics Corp.	3.375%	5/15/23	21,885	23,524
General Dynamics Corp.	1.875%	8/15/23	21,615	22,424
General Dynamics Corp.	2.375%	11/15/24	9,650	10,340
General Dynamics Corp.	3.250%	4/1/25	1,711	1,894
General Dynamics Corp.	3.500%	5/15/25	13,635	15,270
General Dynamics Corp.	2.125%	8/15/26	6,885	7,394
General Dynamics Corp.	2.625%	11/15/27	14,129	15,420
General Dynamics Corp.	3.750%	5/15/28	11,939	13,984
General Dynamics Corp.	3.625%	4/1/30	12,795	15,218
General Dynamics Corp.	4.250%	4/1/40	8,955	11,195
General Dynamics Corp.	3.600%	11/15/42	4,468	5,323
General Dynamics Corp.	4.250%	4/1/50	8,425	10,959
General Electric Co.	3.150%	9/7/22	4,979	5,192
General Electric Co.	3.100%	1/9/23	11,432	11,995
General Electric Co.	3.375%	3/11/24	2,000	2,152
General Electric Co.	3.450%	5/15/24	9,890	10,622
General Electric Co.	3.450%	5/1/27	17,400	18,381
General Electric Co.	3.625%	5/1/30	19,975	20,695

General Electric Co.	6.750%	3/15/32	18,381	23,012
General Electric Co.	7.500%	8/21/35	100	135
General Electric Co.	6.150%	8/7/37	11,748	13,949
General Electric Co.	5.875%	1/14/38	37,453	43,593
General Electric Co.	6.875%	1/10/39	24,467	31,168
General Electric Co.	4.250%	5/1/40	18,354	18,714
General Electric Co.	4.125%	10/9/42	21,790	21,669
General Electric Co.	4.500%	3/11/44	10,878	11,268
General Electric Co.	4.350%	5/1/50	43,706	44,392
Hexcel Corp.	4.700%	8/15/25	7,300	8,138
Hexcel Corp.	3.950%	2/15/27	3,150	3,406
Honeywell International Inc.	4.250%	3/1/21	8,075	8,209
Honeywell International Inc.	1.850%	11/1/21	22,258	22,609
Honeywell International Inc.	2.150%	8/8/22	6,550	6,761
Honeywell International Inc.	0.483%	8/19/22	7,800	7,812
Honeywell International Inc.	3.350%	12/1/23	5,160	5,628
Honeywell International Inc.	2.300%	8/15/24	12,557	13,371
Honeywell International Inc.	1.350%	6/1/25	25,339	26,133
Honeywell International Inc.	2.500%	11/1/26	19,009	20,902
Honeywell International Inc.	2.700%	8/15/29	6,976	7,717
Honeywell International Inc.	1.950%	6/1/30	22,127	23,216
Honeywell International Inc.	5.700%	3/15/36	5,449	7,723
Honeywell International Inc.	5.700%	3/15/37	8,641	12,246
Honeywell International Inc.	5.375%	3/1/41	6,800	9,755
Honeywell International Inc.	3.812%	11/21/47	3,085	3,861
Honeywell International Inc.	2.800%	6/1/50	10,950	11,695
Hubbell Inc.	3.350%	3/1/26	4,851	5,266
Hubbell Inc.	3.150%	8/15/27	3,200	3,389
Hubbell Inc.	3.500%	2/15/28	12,120	13,200
6 Huntington Ingalls Industries Inc.	3.844%	5/1/25	7,564	8,303
Huntington Ingalls Industries Inc.	3.483%	12/1/27	8,336	9,125
6 Huntington Ingalls Industries Inc.	4.200%	5/1/30	6,575	7,541
IDEX Corp.	3.000%	5/1/30	4,433	4,873
Illinois Tool Works Inc.	3.375%	9/15/21	765	781
Illinois Tool Works Inc.	3.500%	3/1/24	5,838	6,406
Illinois Tool Works Inc.	2.650%	11/15/26	19,736	21,809
Illinois Tool Works Inc.	4.875%	9/15/41	4,670	6,412
Illinois Tool Works Inc.	3.900%	9/1/42	17,549	21,989
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	8,299	9,137
Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	4,425	4,948
Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	9,898	11,601
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	3,295	4,110
Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	3,700	4,682
John Deere Capital Corp.	2.800%	3/4/21	6,800	6,874
John Deere Capital Corp.	2.875%	3/12/21	4,970	5,028
John Deere Capital Corp.	3.150%	10/15/21	7,049	7,254
John Deere Capital Corp.	2.650%	1/6/22	5,100	5,246
John Deere Capital Corp.	2.750%	3/15/22	2,445	2,530
John Deere Capital Corp.	1.950%	6/13/22	4,363	4,483
John Deere Capital Corp.	2.150%	9/8/22	15,950	16,492
John Deere Capital Corp.	2.700%	1/6/23	1,350	1,419
John Deere Capital Corp.	2.800%	1/27/23	2,510	2,646
John Deere Capital Corp.	2.800%	3/6/23	13,588	14,391
John Deere Capital Corp.	1.200%	4/6/23	749	764
John Deere Capital Corp.	3.450%	6/7/23	5,500	5,938
John Deere Capital Corp.	0.700%	7/5/23	3,500	3,528
John Deere Capital Corp.	3.650%	10/12/23	3,405	3,745

John Deere Capital Corp.	2.600%	3/7/24	4,811	5,139
John Deere Capital Corp.	3.350%	6/12/24	21,467	23,594
John Deere Capital Corp.	2.650%	6/24/24	4,929	5,299
John Deere Capital Corp.	2.050%	1/9/25	11,055	11,708
John Deere Capital Corp.	3.450%	3/13/25	16,648	18,671
John Deere Capital Corp.	3.400%	9/11/25	4,810	5,435
John Deere Capital Corp.	2.650%	6/10/26	6,344	6,970
John Deere Capital Corp.	2.250%	9/14/26	5,050	5,468
John Deere Capital Corp.	1.750%	3/9/27	6,100	6,363
John Deere Capital Corp.	2.800%	9/8/27	11,894	13,218
John Deere Capital Corp.	3.050%	1/6/28	14,260	15,929
John Deere Capital Corp.	3.450%	3/7/29	7,205	8,353
John Deere Capital Corp.	2.800%	7/18/29	7,100	7,912
John Deere Capital Corp.	2.450%	1/9/30	9,694	10,506
Johnson Controls International plc	3.625%	7/2/24	2,400	2,620
Johnson Controls International plc	3.900%	2/14/26	5,764	6,564
Johnson Controls International plc	6.000%	1/15/36	1,296	1,736
Johnson Controls International plc	4.625%	7/2/44	9,602	11,963
Johnson Controls International plc	5.125%	9/14/45	3,363	4,403
Johnson Controls International plc	4.500%	2/15/47	9,046	11,285
Johnson Controls International plc	4.950%	7/2/64	4,537	5,792
Johnson Controls International plc / Tyco
Fire & Security Finance SCA	1.750%	9/15/30	8,025	8,041
Kennametal Inc.	3.875%	2/15/22	2,575	2,645
Kennametal Inc.	4.625%	6/15/28	8,800	9,741
L3Harris Technologies Inc.	3.850%	6/15/23	5,335	5,780
L3Harris Technologies Inc.	3.950%	5/28/24	4,767	5,253
L3Harris Technologies Inc.	3.832%	4/27/25	17,622	19,667
L3Harris Technologies Inc.	3.850%	12/15/26	5,410	6,221
L3Harris Technologies Inc.	4.400%	6/15/28	500	596
L3Harris Technologies Inc.	4.400%	6/15/28	16,210	19,246
L3Harris Technologies Inc.	2.900%	12/15/29	6,034	6,586
L3Harris Technologies Inc.	4.854%	4/27/35	4,441	5,852
L3Harris Technologies Inc.	6.150%	12/15/40	6,805	9,877
L3Harris Technologies Inc.	5.054%	4/27/45	3,906	5,220
Leggett & Platt Inc.	3.800%	11/15/24	4,600	4,953
Leggett & Platt Inc.	3.500%	11/15/27	15,510	16,204
Leggett & Platt Inc.	4.400%	3/15/29	5,400	5,959
Legrand France SA	8.500%	2/15/25	4,895	6,471
Lennox International Inc.	3.000%	11/15/23	1,075	1,134
Lennox International Inc.	1.350%	8/1/25	5,500	5,538
Lennox International Inc.	1.700%	8/1/27	5,850	5,845
Lockheed Martin Corp.	3.100%	1/15/23	12,637	13,398
Lockheed Martin Corp.	2.900%	3/1/25	8,595	9,379
Lockheed Martin Corp.	3.550%	1/15/26	15,274	17,391
Lockheed Martin Corp.	1.850%	6/15/30	9,400	9,737
Lockheed Martin Corp.	3.600%	3/1/35	14,854	17,843
Lockheed Martin Corp.	4.500%	5/15/36	8,865	11,381
Lockheed Martin Corp.	6.150%	9/1/36	14,739	21,656
Lockheed Martin Corp.	5.720%	6/1/40	5,965	8,620
Lockheed Martin Corp.	4.070%	12/15/42	18,552	23,309
Lockheed Martin Corp.	3.800%	3/1/45	5,732	6,814
Lockheed Martin Corp.	4.700%	5/15/46	18,515	25,153
Lockheed Martin Corp.	2.800%	6/15/50	9,650	10,060
Lockheed Martin Corp.	4.090%	9/15/52	18,698	23,952
Martin Marietta Materials Inc.	4.250%	7/2/24	2,000	2,215
Martin Marietta Materials Inc.	3.450%	6/1/27	6,400	7,096

Martin Marietta Materials Inc.	3.500%	12/15/27	8,000	8,985
Martin Marietta Materials Inc.	2.500%	3/15/30	6,025	6,245
Martin Marietta Materials Inc.	4.250%	12/15/47	10,110	11,488
Masco Corp.	4.450%	4/1/25	8,451	9,658
Masco Corp.	4.375%	4/1/26	3,523	4,089
Masco Corp.	3.500%	11/15/27	7,085	7,855
Masco Corp.	2.000%	10/1/30	2,000	1,997
Masco Corp.	4.500%	5/15/47	8,150	9,675
Mohawk Industries Inc.	3.850%	2/1/23	10,965	11,643
Mohawk Industries Inc.	3.625%	5/15/30	6,075	6,632
Northrop Grumman Corp.	2.550%	10/15/22	8,265	8,606
Northrop Grumman Corp.	3.250%	8/1/23	3,808	4,107
Northrop Grumman Corp.	2.930%	1/15/25	8,425	9,164
Northrop Grumman Corp.	3.200%	2/1/27	12,519	13,974
Northrop Grumman Corp.	3.250%	1/15/28	26,570	29,805
Northrop Grumman Corp.	4.400%	5/1/30	14,243	17,513
Northrop Grumman Corp.	5.150%	5/1/40	6,520	8,744
Northrop Grumman Corp.	5.050%	11/15/40	6,650	8,907
Northrop Grumman Corp.	4.750%	6/1/43	14,410	18,712
Northrop Grumman Corp.	3.850%	4/15/45	5,003	5,837
Northrop Grumman Corp.	4.030%	10/15/47	25,278	30,645
Northrop Grumman Corp.	5.250%	5/1/50	15,977	22,715
Northrop Grumman Systems Corp.	7.750%	2/15/31	5,316	8,140
Nvent Finance Sarl	3.950%	4/15/23	2,280	2,371
Nvent Finance Sarl	4.550%	4/15/28	6,870	7,422
Oshkosh Corp.	4.600%	5/15/28	9,000	10,260
Oshkosh Corp.	3.100%	3/1/30	1,300	1,375
Otis Worldwide Corp.	2.056%	4/5/25	10,825	11,367
Otis Worldwide Corp.	2.293%	4/5/27	6,810	7,127
Otis Worldwide Corp.	2.565%	2/15/30	27,115	29,105
Otis Worldwide Corp.	3.112%	2/15/40	11,608	12,343
Otis Worldwide Corp.	3.362%	2/15/50	11,310	12,397
Owens Corning	4.200%	12/1/24	10,215	11,270
Owens Corning	3.400%	8/15/26	5,350	5,782
Owens Corning	3.950%	8/15/29	4,850	5,489
Owens Corning	3.875%	6/1/30	4,950	5,602
Owens Corning	7.000%	12/1/36	409	544
Owens Corning	4.300%	7/15/47	7,925	8,690
Owens Corning	4.400%	1/30/48	4,250	4,751
Parker-Hannifin Corp.	3.500%	9/15/22	1,850	1,955
Parker-Hannifin Corp.	2.700%	6/14/24	7,924	8,477
Parker-Hannifin Corp.	3.300%	11/21/24	17,198	18,788
Parker-Hannifin Corp.	3.250%	3/1/27	20,768	22,926
Parker-Hannifin Corp.	3.250%	6/14/29	10,093	11,299
Parker-Hannifin Corp.	4.200%	11/21/34	6,043	7,361
Parker-Hannifin Corp.	6.250%	5/15/38	6,022	8,617
Parker-Hannifin Corp.	4.450%	11/21/44	6,115	7,560
Parker-Hannifin Corp.	4.100%	3/1/47	7,722	9,298
Parker-Hannifin Corp.	4.000%	6/14/49	8,559	10,303
Pentair Finance Sarl	4.500%	7/1/29	3,200	3,635
Precision Castparts Corp.	2.500%	1/15/23	20,978	21,877
Precision Castparts Corp.	3.250%	6/15/25	16,017	17,706
Precision Castparts Corp.	3.900%	1/15/43	7,050	8,129
Precision Castparts Corp.	4.375%	6/15/45	6,517	8,085
6 Raytheon Technologies Corp.	2.800%	3/15/22	6,000	6,187
6 Raytheon Technologies Corp.	2.500%	12/15/22	13,681	14,192
Raytheon Technologies Corp.	3.650%	8/16/23	1,132	1,230

6 Raytheon Technologies Corp.	3.700%	12/15/23	1,100	1,198
6 Raytheon Technologies Corp.	3.200%	3/15/24	16,913	18,164
Raytheon Technologies Corp.	3.950%	8/16/25	35,955	40,905
Raytheon Technologies Corp.	2.650%	11/1/26	100	111
6 Raytheon Technologies Corp.	3.500%	3/15/27	11,900	13,358
Raytheon Technologies Corp.	3.125%	5/4/27	13,917	15,423
6 Raytheon Technologies Corp.	7.200%	8/15/27	3,010	4,026
Raytheon Technologies Corp.	6.700%	8/1/28	5,197	7,051
Raytheon Technologies Corp.	4.125%	11/16/28	40,947	48,450
Raytheon Technologies Corp.	7.500%	9/15/29	8,296	12,110
Raytheon Technologies Corp.	2.250%	7/1/30	2,900	3,045
Raytheon Technologies Corp.	5.400%	5/1/35	8,412	11,447
Raytheon Technologies Corp.	6.050%	6/1/36	10,362	14,586
Raytheon Technologies Corp.	6.125%	7/15/38	9,654	13,934
Raytheon Technologies Corp.	4.450%	11/16/38	16,054	19,710
Raytheon Technologies Corp.	5.700%	4/15/40	14,730	20,667
6 Raytheon Technologies Corp.	4.875%	10/15/40	1,710	2,198
6 Raytheon Technologies Corp.	4.700%	12/15/41	8,700	10,775
Raytheon Technologies Corp.	4.500%	6/1/42	39,686	49,849
6 Raytheon Technologies Corp.	4.800%	12/15/43	4,941	6,344
6 Raytheon Technologies Corp.	4.200%	12/15/44	2,950	3,396
Raytheon Technologies Corp.	4.150%	5/15/45	17,572	21,087
Raytheon Technologies Corp.	3.750%	11/1/46	18,395	20,996
6 Raytheon Technologies Corp.	4.350%	4/15/47	13,766	16,983
Raytheon Technologies Corp.	4.050%	5/4/47	13,186	15,720
Raytheon Technologies Corp.	4.625%	11/16/48	14,780	19,234
Raytheon Technologies Corp.	3.125%	7/1/50	12,850	13,545
Republic Services Inc.	3.550%	6/1/22	10,448	10,888
Republic Services Inc.	4.750%	5/15/23	5,969	6,566
Republic Services Inc.	2.500%	8/15/24	6,225	6,619
Republic Services Inc.	3.200%	3/15/25	6,396	7,041
Republic Services Inc.	2.900%	7/1/26	6,877	7,596
Republic Services Inc.	3.375%	11/15/27	585	664
Republic Services Inc.	3.950%	5/15/28	3,768	4,439
Republic Services Inc.	2.300%	3/1/30	7,739	8,186
Republic Services Inc.	1.450%	2/15/31	8,300	8,151
Republic Services Inc.	6.200%	3/1/40	6,263	9,189
Republic Services Inc.	5.700%	5/15/41	13,998	19,697
Republic Services Inc.	3.050%	3/1/50	9,065	9,547
Rockwell Automation Inc.	3.500%	3/1/29	9,050	10,467
Rockwell Automation Inc.	4.200%	3/1/49	7,400	9,689
Roper Technologies Inc.	3.000%	12/15/20	5,550	5,563
Roper Technologies Inc.	2.800%	12/15/21	15,121	15,521
Roper Technologies Inc.	0.450%	8/15/22	1,000	1,000
Roper Technologies Inc.	3.125%	11/15/22	4,903	5,142
Roper Technologies Inc.	3.650%	9/15/23	1,300	1,412
Roper Technologies Inc.	2.350%	9/15/24	3,333	3,528
Roper Technologies Inc.	1.000%	9/15/25	8,568	8,589
Roper Technologies Inc.	3.850%	12/15/25	2,275	2,586
Roper Technologies Inc.	3.800%	12/15/26	1,835	2,114
Roper Technologies Inc.	1.400%	9/15/27	9,000	9,099
Roper Technologies Inc.	4.200%	9/15/28	12,504	14,890
Roper Technologies Inc.	2.950%	9/15/29	12,500	13,716
Roper Technologies Inc.	2.000%	6/30/30	9,950	10,136
Roper Technologies Inc.	1.750%	2/15/31	13,200	13,155
Snap-on Inc.	6.125%	9/1/21	3,700	3,892
Snap-on Inc.	3.250%	3/1/27	1,200	1,327

Snap-on Inc.	4.100%	3/1/48	3,700	4,530
Snap-on Inc.	3.100%	5/1/50	8,035	8,390
Sonoco Products Co.	3.125%	5/1/30	5,485	5,955
Sonoco Products Co.	5.750%	11/1/40	6,475	8,258
Stanley Black & Decker Inc.	3.400%	12/1/21	3,300	3,390
Stanley Black & Decker Inc.	2.900%	11/1/22	5,931	6,238
Stanley Black & Decker Inc.	3.400%	3/1/26	6,416	7,188
Stanley Black & Decker Inc.	4.250%	11/15/28	2,050	2,489
Stanley Black & Decker Inc.	2.300%	3/15/30	21,922	23,357
Stanley Black & Decker Inc.	5.200%	9/1/40	7,458	10,183
Stanley Black & Decker Inc.	4.850%	11/15/48	5,950	8,361
4 Stanley Black & Decker Inc.	4.000%	3/15/60	4,981	5,132
Textron Inc.	4.300%	3/1/24	3,825	4,214
Textron Inc.	3.875%	3/1/25	13,626	15,094
Textron Inc.	4.000%	3/15/26	12,033	13,258
Textron Inc.	3.650%	3/15/27	5,840	6,355
Textron Inc.	3.375%	3/1/28	4,629	4,964
Textron Inc.	3.900%	9/17/29	4,700	5,274
Textron Inc.	2.450%	3/15/31	3,400	3,381
Timken Co.	3.875%	9/1/24	1,000	1,060
Timken Co.	4.500%	12/15/28	10,000	10,922
Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	4,100	4,508
Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	5,840	8,046
Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,482	1,784
Valmont Industries Inc.	5.000%	10/1/44	7,950	8,706
Valmont Industries Inc.	5.250%	10/1/54	4,875	5,238
Vulcan Materials Co.	4.500%	4/1/25	7,023	8,028
Vulcan Materials Co.	3.900%	4/1/27	2,123	2,410
Vulcan Materials Co.	3.500%	6/1/30	10,695	12,012
Vulcan Materials Co.	4.500%	6/15/47	11,069	12,958
Wabtec Corp.	4.400%	3/15/24	11,313	12,289
Wabtec Corp.	3.450%	11/15/26	9,767	10,358
Wabtec Corp.	4.950%	9/15/28	11,250	13,095
Waste Connections Inc.	4.250%	12/1/28	5,325	6,309
Waste Connections Inc.	3.500%	5/1/29	12,036	13,671
Waste Connections Inc.	2.600%	2/1/30	7,983	8,577
Waste Connections Inc.	3.050%	4/1/50	5,000	5,174
Waste Management Inc.	2.900%	9/15/22	1,230	1,280
Waste Management Inc.	2.400%	5/15/23	12,800	13,371
Waste Management Inc.	3.500%	5/15/24	4,534	4,968
Waste Management Inc.	3.125%	3/1/25	13,885	15,213
Waste Management Inc.	3.150%	11/15/27	15,782	17,560
Waste Management Inc.	3.900%	3/1/35	4,750	5,745
Waste Management Inc.	4.100%	3/1/45	14,814	18,092
Waste Management Inc.	4.150%	7/15/49	8,200	10,388
Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	3,855	4,068
WW Grainger Inc.	1.850%	2/15/25	5,975	6,264
WW Grainger Inc.	4.600%	6/15/45	13,868	17,733
WW Grainger Inc.	3.750%	5/15/46	5,487	6,303
WW Grainger Inc.	4.200%	5/15/47	4,050	4,942
Xylem Inc.	4.875%	10/1/21	110	115
Xylem Inc.	3.250%	11/1/26	4,292	4,780
Xylem Inc.	4.375%	11/1/46	6,310	7,399
Xylem Inc.	1.950%	1/30/28	8,300	8,637
Xylem Inc.	2.250%	1/30/31	6,625	7,017

Communication (2.7%)
Activision Blizzard Inc.	3.400%	9/15/26	12,563	14,283
Activision Blizzard Inc.	3.400%	6/15/27	3,257	3,677
Activision Blizzard Inc.	1.350%	9/15/30	7,000	6,836
Activision Blizzard Inc.	4.500%	6/15/47	6,352	8,046
Activision Blizzard Inc.	2.500%	9/15/50	19,000	17,490
America Movil SAB de CV	3.125%	7/16/22	36,900	38,420
America Movil SAB de CV	3.625%	4/22/29	7,200	8,208
America Movil SAB de CV	2.875%	5/7/30	1,600	1,731
America Movil SAB de CV	6.375%	3/1/35	16,523	23,917
America Movil SAB de CV	6.125%	11/15/37	5,333	7,522
America Movil SAB de CV	6.125%	3/30/40	17,166	24,806
America Movil SAB de CV	4.375%	7/16/42	14,311	17,662
America Movil SAB de CV	4.375%	4/22/49	26,213	32,555
American Tower Corp.	2.250%	1/15/22	8,975	9,177
American Tower Corp.	3.500%	1/31/23	13,073	13,889
American Tower Corp.	5.000%	2/15/24	13,190	14,922
American Tower Corp.	3.375%	5/15/24	9,110	9,864
American Tower Corp.	2.950%	1/15/25	4,600	4,967
American Tower Corp.	2.400%	3/15/25	6,962	7,370
American Tower Corp.	4.000%	6/1/25	15,420	17,343
American Tower Corp.	1.300%	9/15/25	7,850	7,919
American Tower Corp.	3.375%	10/15/26	25,548	28,369
American Tower Corp.	2.750%	1/15/27	625	673
American Tower Corp.	3.125%	1/15/27	9,170	9,962
American Tower Corp.	3.550%	7/15/27	11,023	12,342
American Tower Corp.	3.600%	1/15/28	2,100	2,352
American Tower Corp.	3.950%	3/15/29	12,100	13,909
American Tower Corp.	3.800%	8/15/29	24,513	28,037
American Tower Corp.	2.900%	1/15/30	12,350	13,359
American Tower Corp.	2.100%	6/15/30	10,100	10,195
American Tower Corp.	1.875%	10/15/30	10,000	9,842
American Tower Corp.	3.700%	10/15/49	11,165	12,208
American Tower Corp.	3.100%	6/15/50	13,606	13,429
AT&T Inc.	3.000%	6/30/22	38,009	39,515
AT&T Inc.	2.625%	12/1/22	1,000	1,041
AT&T Inc.	4.050%	12/15/23	6,400	7,087
AT&T Inc.	4.450%	4/1/24	21,178	23,614
AT&T Inc.	3.950%	1/15/25	21,656	24,256
AT&T Inc.	3.400%	5/15/25	48,703	53,730
AT&T Inc.	3.600%	7/15/25	15,068	16,808
AT&T Inc.	3.875%	1/15/26	27,480	31,151
AT&T Inc.	4.125%	2/17/26	26,250	30,036
AT&T Inc.	3.800%	2/15/27	15,894	17,919
AT&T Inc.	4.250%	3/1/27	16,057	18,581
AT&T Inc.	2.300%	6/1/27	47,100	49,402
AT&T Inc.	1.650%	2/1/28	28,750	28,778
AT&T Inc.	4.100%	2/15/28	34,947	40,352
AT&T Inc.	4.350%	3/1/29	38,730	45,361
AT&T Inc.	4.300%	2/15/30	43,544	51,334
AT&T Inc.	2.750%	6/1/31	37,890	39,840
AT&T Inc.	2.250%	2/1/32	39,530	39,508
AT&T Inc.	6.150%	9/15/34	1,385	1,940
AT&T Inc.	4.500%	5/15/35	32,081	37,807
AT&T Inc.	5.250%	3/1/37	22,346	27,923
AT&T Inc.	4.900%	8/15/37	16,760	20,238
AT&T Inc.	4.850%	3/1/39	23,988	28,714

AT&T Inc.	5.350%	9/1/40	28,075	36,067
AT&T Inc.	3.500%	6/1/41	31,155	32,783
AT&T Inc.	5.550%	8/15/41	21,796	28,282
AT&T Inc.	5.150%	3/15/42	20,894	25,737
AT&T Inc.	4.900%	6/15/42	10,494	12,512
AT&T Inc.	4.300%	12/15/42	19,950	22,481
AT&T Inc.	3.100%	2/1/43	32,900	32,113
AT&T Inc.	4.650%	6/1/44	17,689	20,160
AT&T Inc.	4.800%	6/15/44	10,590	12,673
AT&T Inc.	4.350%	6/15/45	30,740	34,418
AT&T Inc.	4.750%	5/15/46	47,960	56,295
AT&T Inc.	5.150%	11/15/46	9,974	12,370
AT&T Inc.	5.450%	3/1/47	18,176	23,424
AT&T Inc.	4.500%	3/9/48	50,316	57,433
AT&T Inc.	4.550%	3/9/49	39,917	45,698
AT&T Inc.	5.150%	2/15/50	20,999	26,327
AT&T Inc.	3.650%	6/1/51	38,440	38,554
AT&T Inc.	3.300%	2/1/52	26,650	25,008
6 AT&T Inc.	3.500%	9/15/53	80,155	77,358
6 AT&T Inc.	3.550%	9/15/55	71,132	68,293
6 AT&T Inc.	3.650%	9/15/59	58,746	57,628
AT&T Inc.	3.850%	6/1/60	20,631	21,081
AT&T Inc.	3.500%	2/1/61	13,400	12,780
Bell Canada Inc.	4.300%	7/29/49	9,128	11,376
British Telecommunications plc	4.500%	12/4/23	9,450	10,453
British Telecommunications plc	5.125%	12/4/28	9,550	11,553
British Telecommunications plc	9.625%	12/15/30	33,613	53,865
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	12,262	13,184
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.464%	7/23/22	39,276	41,563
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.500%	2/1/24	12,014	13,309
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.908%	7/23/25	32,974	38,063
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.750%	2/15/28	28,072	31,075
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.200%	3/15/28	7,925	8,996
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.050%	3/30/29	19,616	23,428
Charter Communications Operating LLC /
Charter Communications Operating
Capital	2.800%	4/1/31	20,300	21,044
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.384%	10/23/35	33,216	45,289
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.375%	4/1/38	14,575	17,758

Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.484%	10/23/45	43,295	57,707
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.375%	5/1/47	30,884	36,556
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.750%	4/1/48	34,860	43,120
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.125%	7/1/49	12,300	14,072
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.800%	3/1/50	35,923	40,899
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.700%	4/1/51	17,861	17,531
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.834%	10/23/55	6,517	9,029
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	15,260	18,188
Comcast Corp.	3.000%	2/1/24	46,540	50,129
Comcast Corp.	3.600%	3/1/24	6,408	7,048
Comcast Corp.	3.700%	4/15/24	18,200	20,090
Comcast Corp.	3.375%	2/15/25	25,316	27,986
Comcast Corp.	3.100%	4/1/25	1,650	1,817
Comcast Corp.	3.375%	8/15/25	33,301	37,137
Comcast Corp.	3.950%	10/15/25	37,562	43,070
Comcast Corp.	3.150%	3/1/26	22,725	25,262
Comcast Corp.	2.350%	1/15/27	29,097	31,238
Comcast Corp.	3.300%	2/1/27	32,799	36,954
Comcast Corp.	3.300%	4/1/27	12,850	14,499
Comcast Corp.	3.150%	2/15/28	28,775	32,269
Comcast Corp.	3.550%	5/1/28	2,700	3,122
Comcast Corp.	4.150%	10/15/28	51,918	62,428
Comcast Corp.	2.650%	2/1/30	20,000	21,821
Comcast Corp.	3.400%	4/1/30	21,400	24,637
Comcast Corp.	4.250%	10/15/30	26,739	32,807
Comcast Corp.	1.950%	1/15/31	19,900	20,416
Comcast Corp.	1.500%	2/15/31	14,000	13,759
Comcast Corp.	4.250%	1/15/33	22,769	28,292
Comcast Corp.	7.050%	3/15/33	5,487	8,398
Comcast Corp.	4.200%	8/15/34	18,189	22,621
Comcast Corp.	5.650%	6/15/35	4,746	6,727
Comcast Corp.	4.400%	8/15/35	19,883	25,096
Comcast Corp.	6.500%	11/15/35	19,223	29,161
Comcast Corp.	3.200%	7/15/36	11,945	13,196
Comcast Corp.	6.450%	3/15/37	12,679	19,169
Comcast Corp.	6.950%	8/15/37	10,239	16,257
Comcast Corp.	3.900%	3/1/38	6,355	7,515
Comcast Corp.	6.400%	5/15/38	12,281	18,852
Comcast Corp.	4.600%	10/15/38	43,003	54,689
Comcast Corp.	6.550%	7/1/39	5,600	8,749
Comcast Corp.	3.250%	11/1/39	16,564	18,398
Comcast Corp.	6.400%	3/1/40	1,070	1,649

Comcast Corp.	3.750%	4/1/40	19,725	23,034
Comcast Corp.	4.650%	7/15/42	20,338	26,290
Comcast Corp.	4.500%	1/15/43	9,329	11,830
Comcast Corp.	4.600%	8/15/45	24,855	31,916
Comcast Corp.	3.400%	7/15/46	13,096	14,459
Comcast Corp.	4.000%	8/15/47	20,484	24,610
Comcast Corp.	3.969%	11/1/47	33,067	39,261
Comcast Corp.	4.000%	3/1/48	7,021	8,504
Comcast Corp.	4.700%	10/15/48	49,917	66,054
Comcast Corp.	3.999%	11/1/49	9,221	11,175
Comcast Corp.	3.450%	2/1/50	23,061	25,882
Comcast Corp.	2.800%	1/15/51	23,150	23,207
Comcast Corp.	2.450%	8/15/52	20,185	18,675
Comcast Corp.	4.049%	11/1/52	21,158	25,825
Comcast Corp.	4.950%	10/15/58	30,172	42,948
Comcast Corp.	2.650%	8/15/62	18,100	16,941
Crown Castle International Corp.	5.250%	1/15/23	13,189	14,506
Crown Castle International Corp.	3.150%	7/15/23	7,420	7,884
Crown Castle International Corp.	3.200%	9/1/24	8,241	8,897
Crown Castle International Corp.	1.350%	7/15/25	4,500	4,545
Crown Castle International Corp.	4.450%	2/15/26	25,365	29,063
Crown Castle International Corp.	3.700%	6/15/26	17,500	19,510
Crown Castle International Corp.	4.000%	3/1/27	7,541	8,573
Crown Castle International Corp.	3.650%	9/1/27	22,753	25,439
Crown Castle International Corp.	3.800%	2/15/28	30,031	33,936
Crown Castle International Corp.	4.300%	2/15/29	2,926	3,408
Crown Castle International Corp.	3.100%	11/15/29	9,000	9,743
Crown Castle International Corp.	3.300%	7/1/30	10,954	11,969
Crown Castle International Corp.	2.250%	1/15/31	11,100	11,214
Crown Castle International Corp.	4.750%	5/15/47	7,475	9,266
Crown Castle International Corp.	5.200%	2/15/49	8,449	11,085
Crown Castle International Corp.	4.000%	11/15/49	100	113
Crown Castle International Corp.	4.150%	7/1/50	8,613	9,902
Crown Castle International Corp.	3.250%	1/15/51	10,775	10,726
Deutsche Telekom International Finance BV	8.750%	6/15/30	47,079	72,998
Deutsche Telekom International Finance BV	9.250%	6/1/32	1,017	1,723
Discovery Communications LLC	2.950%	3/20/23	11,057	11,653
Discovery Communications LLC	3.800%	3/13/24	5,559	6,065
Discovery Communications LLC	3.900%	11/15/24	12,767	14,169
Discovery Communications LLC	3.450%	3/15/25	11,092	12,126
Discovery Communications LLC	3.950%	6/15/25	9,729	10,972
Discovery Communications LLC	4.900%	3/11/26	12,662	14,781
Discovery Communications LLC	3.950%	3/20/28	20,795	23,649
Discovery Communications LLC	4.125%	5/15/29	10,522	12,083
Discovery Communications LLC	3.625%	5/15/30	12,700	14,059
Discovery Communications LLC	5.000%	9/20/37	15,463	18,698
Discovery Communications LLC	6.350%	6/1/40	12,851	17,619
Discovery Communications LLC	4.875%	4/1/43	14,294	16,505
Discovery Communications LLC	5.200%	9/20/47	17,810	21,263
Discovery Communications LLC	5.300%	5/15/49	10,920	13,382
Discovery Communications LLC	4.650%	5/15/50	12,800	14,539
6 Discovery Communications LLC	4.000%	9/15/55	12,123	12,206
Electronic Arts Inc.	4.800%	3/1/26	5,040	5,978
Fox Corp.	3.666%	1/25/22	3,975	4,145
Fox Corp.	4.030%	1/25/24	15,597	17,142
Fox Corp.	3.050%	4/7/25	6,000	6,545
Fox Corp.	4.709%	1/25/29	28,156	33,715

Fox Corp.	3.500%	4/8/30	9,013	10,165
Fox Corp.	5.476%	1/25/39	12,800	17,085
Fox Corp.	5.576%	1/25/49	32,000	44,330
Grupo Televisa SAB	6.625%	3/18/25	4,064	4,911
Grupo Televisa SAB	4.625%	1/30/26	2,825	3,167
Grupo Televisa SAB	8.500%	3/11/32	460	680
Grupo Televisa SAB	6.625%	1/15/40	8,143	10,736
Grupo Televisa SAB	5.000%	5/13/45	21,316	24,159
Grupo Televisa SAB	6.125%	1/31/46	8,328	10,924
Grupo Televisa SAB	5.250%	5/24/49	9,850	11,683
Interpublic Group of Cos. Inc.	3.750%	10/1/21	4,968	5,122
Interpublic Group of Cos. Inc.	3.750%	2/15/23	9,525	10,176
Interpublic Group of Cos. Inc.	4.200%	4/15/24	8,255	9,170
Interpublic Group of Cos. Inc.	4.650%	10/1/28	6,120	7,245
Interpublic Group of Cos. Inc.	4.750%	3/30/30	8,500	10,192
Interpublic Group of Cos. Inc.	5.400%	10/1/48	6,735	7,912
Koninklijke KPN NV	8.375%	10/1/30	5,000	7,249
Moody's Corp.	4.500%	9/1/22	13,810	14,720
Moody's Corp.	2.625%	1/15/23	2,250	2,352
Moody's Corp.	4.875%	2/15/24	7,984	8,994
Moody's Corp.	3.750%	3/24/25	4,100	4,622
Moody's Corp.	3.250%	1/15/28	5,447	6,161
Moody's Corp.	4.250%	2/1/29	1,600	1,914
Moody's Corp.	5.250%	7/15/44	7,325	10,125
Moody's Corp.	4.875%	12/17/48	150	205
Moody's Corp.	3.250%	5/20/50	4,150	4,500
Moody's Corp.	2.550%	8/18/60	7,000	6,394
NBCUniversal Media LLC	6.400%	4/30/40	11,915	18,429
NBCUniversal Media LLC	5.950%	4/1/41	6,230	9,265
NBCUniversal Media LLC	4.450%	1/15/43	13,569	17,233
Omnicom Group Inc.	2.450%	4/30/30	9,197	9,485
Omnicom Group Inc.	4.200%	6/1/30	4,775	5,582
Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	14,118	14,782
Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	13,396	14,748
Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	26,426	29,782
Orange SA	9.000%	3/1/31	24,720	40,116
Orange SA	5.375%	1/13/42	17,050	23,904
Orange SA	5.500%	2/6/44	4,781	6,864
RELX Capital Inc.	3.500%	3/16/23	8,967	9,526
RELX Capital Inc.	4.000%	3/18/29	2,050	2,404
RELX Capital Inc.	3.000%	5/22/30	8,000	8,743
Rogers Communications Inc.	3.000%	3/15/23	5,602	5,904
Rogers Communications Inc.	4.100%	10/1/23	6,060	6,625
Rogers Communications Inc.	3.625%	12/15/25	5,652	6,388
Rogers Communications Inc.	2.900%	11/15/26	13,155	14,589
Rogers Communications Inc.	7.500%	8/15/38	3,048	4,753
Rogers Communications Inc.	4.500%	3/15/43	9,398	11,372
Rogers Communications Inc.	5.450%	10/1/43	100	136
Rogers Communications Inc.	5.000%	3/15/44	5,300	6,729
Rogers Communications Inc.	4.300%	2/15/48	6,000	7,344
Rogers Communications Inc.	4.350%	5/1/49	27,079	32,861
Rogers Communications Inc.	3.700%	11/15/49	4,940	5,516
S&P Global Inc.	4.000%	6/15/25	10,022	11,488
S&P Global Inc.	2.950%	1/22/27	1,700	1,892
S&P Global Inc.	2.500%	12/1/29	11,850	12,895
S&P Global Inc.	1.250%	8/15/30	8,000	7,818
S&P Global Inc.	3.250%	12/1/49	7,500	8,500

S&P Global Inc.	2.300%	8/15/60	13,558	12,289
6 T-Mobile USA Inc.	3.500%	4/15/25	39,600	43,447
6 T-Mobile USA Inc.	1.500%	2/15/26	12,150	12,189
6 T-Mobile USA Inc.	3.750%	4/15/27	57,249	64,082
6 T-Mobile USA Inc.	2.050%	2/15/28	21,325	21,820
6 T-Mobile USA Inc.	3.875%	4/15/30	95,030	108,167
6 T-Mobile USA Inc.	2.550%	2/15/31	29,200	30,080
6 T-Mobile USA Inc.	4.375%	4/15/40	25,030	29,263
6 T-Mobile USA Inc.	3.000%	2/15/41	15,000	14,722
6 T-Mobile USA Inc.	4.500%	4/15/50	41,250	49,115
6 T-Mobile USA Inc.	3.300%	2/15/51	11,000	10,826
TCI Communications Inc.	7.875%	2/15/26	6,043	8,189
TCI Communications Inc.	7.125%	2/15/28	3,972	5,518
Telefonica Emisiones SAU	4.895%	3/6/48	21,402	24,599
Telefonica Emisiones SAU	4.570%	4/27/23	8,757	9,588
Telefonica Emisiones SAU	4.103%	3/8/27	19,245	21,881
Telefonica Emisiones SAU	7.045%	6/20/36	26,353	37,876
Telefonica Emisiones SAU	4.665%	3/6/38	15,088	17,252
Telefonica Emisiones SAU	5.213%	3/8/47	31,861	37,755
Telefonica Emisiones SAU	5.520%	3/1/49	18,809	23,217
Telefonica Europe BV	8.250%	9/15/30	7,527	11,315
TELUS Corp.	2.800%	2/16/27	9,635	10,347
TELUS Corp.	4.600%	11/16/48	350	429
TELUS Corp.	4.300%	6/15/49	13,615	16,627
Thomson Reuters Corp.	4.300%	11/23/23	9,606	10,511
Thomson Reuters Corp.	3.350%	5/15/26	6,100	6,706
Thomson Reuters Corp.	5.500%	8/15/35	8,250	10,784
Thomson Reuters Corp.	5.850%	4/15/40	3,795	5,100
Thomson Reuters Corp.	5.650%	11/23/43	4,525	5,860
Time Warner Cable LLC	6.550%	5/1/37	15,106	19,988
Time Warner Cable LLC	7.300%	7/1/38	18,273	25,815
Time Warner Cable LLC	6.750%	6/15/39	19,717	26,945
Time Warner Cable LLC	5.875%	11/15/40	19,163	23,902
Time Warner Cable LLC	5.500%	9/1/41	15,033	18,183
Time Warner Cable LLC	4.500%	9/15/42	24,645	26,690
Time Warner Entertainment Co. LP	8.375%	3/15/23	2,264	2,667
Time Warner Entertainment Co. LP	8.375%	7/15/33	8,130	12,539
TWDC Enterprises 18 Corp.	2.950%	6/15/27	750	831
Verizon Communications Inc.	2.946%	3/15/22	7,050	7,301
Verizon Communications Inc.	2.450%	11/1/22	18,925	19,610
Verizon Communications Inc.	5.150%	9/15/23	45,006	51,023
Verizon Communications Inc.	4.150%	3/15/24	8,595	9,528
Verizon Communications Inc.	3.500%	11/1/24	22,146	24,425
Verizon Communications Inc.	3.376%	2/15/25	35,089	39,120
Verizon Communications Inc.	2.625%	8/15/26	53,530	58,401
Verizon Communications Inc.	4.125%	3/16/27	38,602	45,516
Verizon Communications Inc.	4.329%	9/21/28	53,574	65,031
Verizon Communications Inc.	3.875%	2/8/29	1,410	1,667
Verizon Communications Inc.	4.016%	12/3/29	50,965	61,025
Verizon Communications Inc.	3.150%	3/22/30	25,380	28,668
Verizon Communications Inc.	1.500%	9/18/30	3,000	2,979
Verizon Communications Inc.	4.500%	8/10/33	43,891	55,375
Verizon Communications Inc.	4.400%	11/1/34	36,129	45,037
Verizon Communications Inc.	4.272%	1/15/36	40,378	49,416
Verizon Communications Inc.	5.250%	3/16/37	40,497	55,880
Verizon Communications Inc.	4.812%	3/15/39	19,410	25,425
Verizon Communications Inc.	4.750%	11/1/41	21,611	28,826

Verizon Communications Inc.	3.850%	11/1/42	10,451	12,359
Verizon Communications Inc.	4.125%	8/15/46	19,807	24,199
Verizon Communications Inc.	4.862%	8/21/46	58,778	79,907
Verizon Communications Inc.	5.500%	3/16/47	10,500	15,865
Verizon Communications Inc.	4.522%	9/15/48	52,558	68,941
Verizon Communications Inc.	5.012%	4/15/49	30,014	43,207
Verizon Communications Inc.	4.000%	3/22/50	16,250	19,946
Verizon Communications Inc.	4.672%	3/15/55	37,875	52,603
ViacomCBS Inc.	3.375%	3/1/22	3,818	3,932
ViacomCBS Inc.	2.900%	6/1/23	4,475	4,668
ViacomCBS Inc.	4.250%	9/1/23	13,868	15,106
ViacomCBS Inc.	3.875%	4/1/24	5,530	6,023
ViacomCBS Inc.	3.700%	8/15/24	9,375	10,254
ViacomCBS Inc.	3.500%	1/15/25	3,971	4,323
ViacomCBS Inc.	4.750%	5/15/25	19,248	22,107
ViacomCBS Inc.	4.000%	1/15/26	8,774	9,857
ViacomCBS Inc.	2.900%	1/15/27	14,720	15,938
ViacomCBS Inc.	3.375%	2/15/28	7,108	7,811
ViacomCBS Inc.	3.700%	6/1/28	9,435	10,490
ViacomCBS Inc.	4.200%	6/1/29	611	705
ViacomCBS Inc.	7.875%	7/30/30	5,499	7,962
ViacomCBS Inc.	4.950%	1/15/31	28,411	34,049
ViacomCBS Inc.	4.200%	5/19/32	15,900	18,185
ViacomCBS Inc.	5.500%	5/15/33	4,111	5,059
ViacomCBS Inc.	6.875%	4/30/36	14,847	20,328
ViacomCBS Inc.	5.900%	10/15/40	4,938	6,068
ViacomCBS Inc.	4.850%	7/1/42	10,335	11,571
ViacomCBS Inc.	4.375%	3/15/43	21,503	22,822
ViacomCBS Inc.	5.850%	9/1/43	16,015	20,008
ViacomCBS Inc.	4.900%	8/15/44	13,481	15,302
ViacomCBS Inc.	4.600%	1/15/45	6,840	7,645
ViacomCBS Inc.	4.950%	5/19/50	17,300	19,985
Vodafone Group plc	3.750%	1/16/24	43,371	47,313
Vodafone Group plc	4.125%	5/30/25	19,039	21,697
Vodafone Group plc	4.375%	5/30/28	38,665	45,602
Vodafone Group plc	7.875%	2/15/30	2,878	4,163
Vodafone Group plc	6.250%	11/30/32	8,100	11,008
Vodafone Group plc	6.150%	2/27/37	5,549	7,683
Vodafone Group plc	5.000%	5/30/38	29,764	36,764
Vodafone Group plc	4.375%	2/19/43	18,063	21,106
Vodafone Group plc	5.250%	5/30/48	37,557	48,413
Vodafone Group plc	4.875%	6/19/49	23,725	29,126
Vodafone Group plc	4.250%	9/17/50	30,250	34,972
Vodafone Group plc	5.125%	6/19/59	2,883	3,679
Walt Disney Co.	2.550%	2/15/22	4,081	4,206
Walt Disney Co.	2.450%	3/4/22	4,505	4,637
Walt Disney Co.	1.650%	9/1/22	6,950	7,104
Walt Disney Co.	3.000%	9/15/22	27,260	28,625
Walt Disney Co.	2.350%	12/1/22	6,086	6,333
Walt Disney Co.	1.750%	8/30/24	8,450	8,795
Walt Disney Co.	3.700%	9/15/24	8,065	8,938
Walt Disney Co.	3.350%	3/24/25	14,060	15,615
Walt Disney Co.	3.150%	9/17/25	17,438	19,336
Walt Disney Co.	3.700%	10/15/25	12,645	14,317
Walt Disney Co.	1.750%	1/13/26	18,000	18,728
Walt Disney Co.	3.000%	2/13/26	10,875	12,100
Walt Disney Co.	1.850%	7/30/26	31,456	32,971

Walt Disney Co.	3.375%	11/15/26	8,963	10,125
Walt Disney Co.	3.700%	3/23/27	1,300	1,494
Walt Disney Co.	2.200%	1/13/28	13,900	14,629
Walt Disney Co.	2.000%	9/1/29	23,375	24,148
Walt Disney Co.	3.800%	3/22/30	11,070	13,062
Walt Disney Co.	2.650%	1/13/31	38,500	41,501
Walt Disney Co.	7.000%	3/1/32	5,745	8,588
Walt Disney Co.	6.550%	3/15/33	13,290	19,444
Walt Disney Co.	6.200%	12/15/34	17,401	25,720
Walt Disney Co.	6.400%	12/15/35	17,957	27,322
Walt Disney Co.	6.150%	3/1/37	18,513	26,836
Walt Disney Co.	6.650%	11/15/37	4,300	6,476
Walt Disney Co.	4.625%	3/23/40	9,365	11,846
Walt Disney Co.	3.500%	5/13/40	26,000	29,377
Walt Disney Co.	6.150%	2/15/41	194	287
Walt Disney Co.	4.375%	8/16/41	10,750	13,492
Walt Disney Co.	4.125%	12/1/41	12,524	15,185
Walt Disney Co.	3.700%	12/1/42	10,352	11,699
Walt Disney Co.	5.400%	10/1/43	11,230	15,524
Walt Disney Co.	4.750%	9/15/44	14,969	18,970
Walt Disney Co.	4.950%	10/15/45	1,250	1,665
Walt Disney Co.	3.000%	7/30/46	2,535	2,628
Walt Disney Co.	4.750%	11/15/46	3,098	4,062
Walt Disney Co.	2.750%	9/1/49	17,335	16,771
Walt Disney Co.	4.700%	3/23/50	20,210	26,727
Walt Disney Co.	3.600%	1/13/51	34,900	39,331
Walt Disney Co.	3.800%	5/13/60	18,000	20,737
Weibo Corp.	3.500%	7/5/24	12,400	13,080
Weibo Corp.	3.375%	7/8/30	11,790	12,035
WPP Finance 2010	3.625%	9/7/22	9,511	9,986
WPP Finance 2010	3.750%	9/19/24	6,315	6,922

Consumer Cyclical (2.1%)
Advance Auto Parts Inc.	3.900%	4/15/30	11,423	12,856
Alibaba Group Holding Ltd.	3.125%	11/28/21	15,040	15,428
Alibaba Group Holding Ltd.	2.800%	6/6/23	3,000	3,155
Alibaba Group Holding Ltd.	3.600%	11/28/24	25,319	27,775
Alibaba Group Holding Ltd.	3.400%	12/6/27	32,040	35,903
Alibaba Group Holding Ltd.	4.500%	11/28/34	7,965	9,952
Alibaba Group Holding Ltd.	4.000%	12/6/37	20,140	23,890
Alibaba Group Holding Ltd.	4.200%	12/6/47	17,275	21,967
Alibaba Group Holding Ltd.	4.400%	12/6/57	12,927	17,257
Amazon.com Inc.	3.300%	12/5/21	24,564	25,193
Amazon.com Inc.	2.500%	11/29/22	9,243	9,636
Amazon.com Inc.	2.400%	2/22/23	17,870	18,723
Amazon.com Inc.	0.400%	6/3/23	9,625	9,637
Amazon.com Inc.	2.800%	8/22/24	23,282	25,208
Amazon.com Inc.	3.800%	12/5/24	6,907	7,780
Amazon.com Inc.	0.800%	6/3/25	11,100	11,212
Amazon.com Inc.	5.200%	12/3/25	18,153	22,077
Amazon.com Inc.	1.200%	6/3/27	21,400	21,706
Amazon.com Inc.	3.150%	8/22/27	23,599	26,845
Amazon.com Inc.	1.500%	6/3/30	26,375	26,846
Amazon.com Inc.	4.800%	12/5/34	16,694	22,980
Amazon.com Inc.	3.875%	8/22/37	41,098	51,163
Amazon.com Inc.	4.950%	12/5/44	19,636	27,857
Amazon.com Inc.	4.050%	8/22/47	41,792	53,830

Amazon.com Inc.	2.500%	6/3/50	31,400	31,996
Amazon.com Inc.	4.250%	8/22/57	30,070	40,924
Amazon.com Inc.	2.700%	6/3/60	26,275	26,957
American Honda Finance Corp.	3.150%	1/8/21	9,675	9,747
American Honda Finance Corp.	1.650%	7/12/21	11,105	11,220
American Honda Finance Corp.	1.700%	9/9/21	16,000	16,210
American Honda Finance Corp.	3.375%	12/10/21	3,550	3,671
American Honda Finance Corp.	2.200%	6/27/22	8,935	9,200
American Honda Finance Corp.	2.600%	11/16/22	6,100	6,365
American Honda Finance Corp.	2.050%	1/10/23	2,370	2,449
American Honda Finance Corp.	1.950%	5/10/23	12,146	12,577
American Honda Finance Corp.	0.875%	7/7/23	5,250	5,293
American Honda Finance Corp.	3.450%	7/14/23	5,150	5,546
American Honda Finance Corp.	0.650%	9/8/23	9,000	8,985
American Honda Finance Corp.	3.625%	10/10/23	1,504	1,635
American Honda Finance Corp.	3.550%	1/12/24	500	544
American Honda Finance Corp.	2.900%	2/16/24	13,825	14,767
American Honda Finance Corp.	2.400%	6/27/24	8,926	9,428
American Honda Finance Corp.	2.150%	9/10/24	13,795	14,494
American Honda Finance Corp.	1.200%	7/8/25	5,300	5,333
American Honda Finance Corp.	1.000%	9/10/25	9,250	9,234
American Honda Finance Corp.	2.300%	9/9/26	6,950	7,395
American Honda Finance Corp.	2.350%	1/8/27	7,765	8,224
American Honda Finance Corp.	3.500%	2/15/28	6,325	7,162
Aptiv Corp.	4.150%	3/15/24	7,520	8,265
Aptiv plc	4.250%	1/15/26	9,325	10,683
Aptiv plc	4.350%	3/15/29	1,950	2,193
Aptiv plc	4.400%	10/1/46	4,220	4,001
Aptiv plc	5.400%	3/15/49	4,300	4,867
Automatic Data Processing Inc.	3.375%	9/15/25	16,630	18,729
Automatic Data Processing Inc.	1.250%	9/1/30	12,000	11,779
AutoNation Inc.	3.500%	11/15/24	5,163	5,495
AutoNation Inc.	4.500%	10/1/25	10,875	12,081
AutoNation Inc.	3.800%	11/15/27	6,865	7,501
AutoZone Inc.	3.700%	4/15/22	7,611	7,931
AutoZone Inc.	2.875%	1/15/23	6,386	6,702
AutoZone Inc.	3.125%	7/15/23	660	702
AutoZone Inc.	3.125%	4/18/24	5,000	5,403
AutoZone Inc.	3.250%	4/15/25	13,685	15,040
AutoZone Inc.	3.125%	4/21/26	9,680	10,557
AutoZone Inc.	3.750%	6/1/27	11,425	13,052
AutoZone Inc.	3.750%	4/18/29	9,175	10,613
AutoZone Inc.	4.000%	4/15/30	15,420	18,268
AutoZone Inc.	1.650%	1/15/31	13,150	12,903
Best Buy Co. Inc.	4.450%	10/1/28	10,200	12,075
Best Buy Co. Inc.	1.950%	10/1/30	3,000	2,977
Block Financial LLC	5.500%	11/1/22	2,865	3,061
Block Financial LLC	5.250%	10/1/25	12,365	13,892
Block Financial LLC	3.875%	8/15/30	8,975	9,008
6 BMW US Capital LLC	4.150%	4/9/30	1,000	1,182
Booking Holdings Inc.	2.750%	3/15/23	6,427	6,746
Booking Holdings Inc.	3.650%	3/15/25	10,325	11,381
Booking Holdings Inc.	3.600%	6/1/26	27,585	30,552
Booking Holdings Inc.	4.500%	4/13/27	5,203	6,105
Booking Holdings Inc.	3.550%	3/15/28	8,110	9,044
Booking Holdings Inc.	4.625%	4/13/30	11,805	14,103
BorgWarner Inc.	3.375%	3/15/25	5,846	6,314

BorgWarner Inc.	2.650%	7/1/27	13,625	14,341
BorgWarner Inc.	4.375%	3/15/45	7,565	8,954
Costco Wholesale Corp.	2.300%	5/18/22	14,126	14,564
Costco Wholesale Corp.	2.750%	5/18/24	16,836	18,188
Costco Wholesale Corp.	3.000%	5/18/27	12,463	13,987
Costco Wholesale Corp.	1.375%	6/20/27	25,505	26,060
Costco Wholesale Corp.	1.600%	4/20/30	31,504	32,073
Costco Wholesale Corp.	1.750%	4/20/32	15,486	15,825
Cummins Inc.	3.650%	10/1/23	2,200	2,392
Cummins Inc.	0.750%	9/1/25	3,000	3,015
Cummins Inc.	1.500%	9/1/30	8,000	7,947
Cummins Inc.	4.875%	10/1/43	8,520	11,539
Cummins Inc.	2.600%	9/1/50	6,856	6,682
Daimler Finance North America LLC	8.500%	1/18/31	6,712	10,379
Darden Restaurants Inc.	3.850%	5/1/27	5,550	5,872
Darden Restaurants Inc.	4.550%	2/15/48	5,270	5,229
Dollar General Corp.	3.250%	4/15/23	15,580	16,522
Dollar General Corp.	4.150%	11/1/25	9,258	10,668
Dollar General Corp.	3.875%	4/15/27	8,547	9,797
Dollar General Corp.	4.125%	5/1/28	8,074	9,484
Dollar General Corp.	3.500%	4/3/30	4,000	4,569
Dollar General Corp.	4.125%	4/3/50	15,531	18,449
Dollar Tree Inc.	3.700%	5/15/23	3,825	4,105
Dollar Tree Inc.	4.000%	5/15/25	18,121	20,430
Dollar Tree Inc.	4.200%	5/15/28	14,491	17,028
DR Horton Inc.	2.550%	12/1/20	2,730	2,739
DR Horton Inc.	4.375%	9/15/22	6,442	6,841
DR Horton Inc.	4.750%	2/15/23	4,193	4,537
DR Horton Inc.	5.750%	8/15/23	6,845	7,711
DR Horton Inc.	2.500%	10/15/24	9,800	10,369
DR Horton Inc.	2.600%	10/15/25	4,000	4,289
DR Horton Inc.	1.400%	10/15/27	4,000	3,976
eBay Inc.	3.800%	3/9/22	6,132	6,406
eBay Inc.	2.600%	7/15/22	9,105	9,404
eBay Inc.	2.750%	1/30/23	9,115	9,552
eBay Inc.	3.450%	8/1/24	8,671	9,484
eBay Inc.	1.900%	3/11/25	12,000	12,501
eBay Inc.	3.600%	6/5/27	12,475	14,092
eBay Inc.	2.700%	3/11/30	16,733	17,719
eBay Inc.	4.000%	7/15/42	8,930	9,948
6 Expedia Group Inc.	3.600%	12/15/23	2,000	2,043
Expedia Group Inc.	4.500%	8/15/24	7,255	7,685
Expedia Group Inc.	5.000%	2/15/26	13,423	14,312
6 Expedia Group Inc.	4.625%	8/1/27	3,000	3,141
Expedia Group Inc.	3.800%	2/15/28	12,425	12,474
Expedia Group Inc.	3.250%	2/15/30	7,585	7,268
Ford Foundation	2.415%	6/1/50	5,025	5,165
Ford Foundation	2.815%	6/1/70	7,850	8,356
General Motors Co.	4.875%	10/2/23	19,078	20,778
General Motors Co.	5.400%	10/2/23	1,350	1,488
General Motors Co.	4.000%	4/1/25	5,981	6,483
General Motors Co.	6.125%	10/1/25	2,200	2,548
General Motors Co.	4.200%	10/1/27	3,188	3,448
General Motors Co.	5.000%	10/1/28	7,499	8,458
General Motors Co.	5.000%	4/1/35	21,201	22,914
General Motors Co.	6.600%	4/1/36	14,142	17,142
General Motors Co.	5.150%	4/1/38	11,619	12,351

General Motors Co.	6.250%	10/2/43	19,687	23,319
General Motors Co.	5.200%	4/1/45	12,437	13,396
General Motors Co.	6.750%	4/1/46	17,593	21,587
General Motors Co.	5.400%	4/1/48	16,192	17,829
General Motors Co.	5.950%	4/1/49	9,959	11,626
General Motors Financial Co. Inc.	4.200%	3/1/21	15,688	15,835
General Motors Financial Co. Inc.	3.550%	4/9/21	7,760	7,863
General Motors Financial Co. Inc.	3.200%	7/6/21	11,731	11,902
General Motors Financial Co. Inc.	4.375%	9/25/21	7,250	7,479
General Motors Financial Co. Inc.	4.200%	11/6/21	4,850	5,002
General Motors Financial Co. Inc.	3.450%	1/14/22	9,939	10,215
General Motors Financial Co. Inc.	3.450%	4/10/22	18,585	19,085
General Motors Financial Co. Inc.	3.150%	6/30/22	9,921	10,176
General Motors Financial Co. Inc.	3.550%	7/8/22	6,550	6,774
General Motors Financial Co. Inc.	3.250%	1/5/23	3,495	3,611
General Motors Financial Co. Inc.	5.200%	3/20/23	12,350	13,372
General Motors Financial Co. Inc.	3.700%	5/9/23	14,310	14,962
General Motors Financial Co. Inc.	4.250%	5/15/23	13,437	14,292
General Motors Financial Co. Inc.	4.150%	6/19/23	12,125	12,836
General Motors Financial Co. Inc.	1.700%	8/18/23	16,000	16,016
General Motors Financial Co. Inc.	5.100%	1/17/24	16,650	18,160
General Motors Financial Co. Inc.	3.950%	4/13/24	15,411	16,267
General Motors Financial Co. Inc.	3.500%	11/7/24	19,452	20,473
General Motors Financial Co. Inc.	4.000%	1/15/25	27,522	29,390
General Motors Financial Co. Inc.	2.900%	2/26/25	30,367	31,281
General Motors Financial Co. Inc.	4.350%	4/9/25	12,965	14,088
General Motors Financial Co. Inc.	2.750%	6/20/25	8,300	8,503
General Motors Financial Co. Inc.	4.300%	7/13/25	33,537	36,463
General Motors Financial Co. Inc.	5.250%	3/1/26	10,525	11,854
General Motors Financial Co. Inc.	4.000%	10/6/26	14,871	15,957
General Motors Financial Co. Inc.	4.350%	1/17/27	22,360	24,237
General Motors Financial Co. Inc.	2.700%	8/20/27	11,500	11,448
General Motors Financial Co. Inc.	3.850%	1/5/28	7,550	7,975
General Motors Financial Co. Inc.	5.650%	1/17/29	10,025	11,699
General Motors Financial Co. Inc.	3.600%	6/21/30	14,000	14,455
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	5,800	6,204
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	4,959	5,022
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	10,496	11,368
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	12,220	13,533
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	1,050	1,192
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	4,975	5,531
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	8,300	8,577
Harley-Davidson Inc.	3.500%	7/28/25	8,306	8,762
Harley-Davidson Inc.	4.625%	7/28/45	11,790	12,602
Harman International Industries Inc.	4.150%	5/15/25	5,436	6,078
Home Depot Inc.	4.400%	4/1/21	35,273	35,632
Home Depot Inc.	3.250%	3/1/22	5,865	6,112
Home Depot Inc.	2.625%	6/1/22	6,700	6,953
Home Depot Inc.	2.700%	4/1/23	5,730	6,028
Home Depot Inc.	3.750%	2/15/24	16,423	18,097
Home Depot Inc.	3.350%	9/15/25	9,567	10,766
Home Depot Inc.	3.000%	4/1/26	15,375	17,289
Home Depot Inc.	2.125%	9/15/26	10,405	11,183
Home Depot Inc.	2.500%	4/15/27	13,357	14,548
Home Depot Inc.	2.800%	9/14/27	25,512	28,220
Home Depot Inc.	3.900%	12/6/28	8,133	9,704
Home Depot Inc.	2.950%	6/15/29	22,050	24,943

Home Depot Inc.	2.700%	4/15/30	26,060	28,969
Home Depot Inc.	5.875%	12/16/36	33,328	49,936
Home Depot Inc.	3.300%	4/15/40	18,570	21,063
Home Depot Inc.	5.400%	9/15/40	7,245	10,280
Home Depot Inc.	5.950%	4/1/41	10,608	16,038
Home Depot Inc.	4.200%	4/1/43	22,600	28,258
Home Depot Inc.	4.875%	2/15/44	12,774	17,414
Home Depot Inc.	4.400%	3/15/45	11,568	14,934
Home Depot Inc.	4.250%	4/1/46	15,612	19,854
Home Depot Inc.	3.900%	6/15/47	12,800	15,731
Home Depot Inc.	4.500%	12/6/48	11,830	15,783
Home Depot Inc.	3.125%	12/15/49	22,900	25,428
Home Depot Inc.	3.350%	4/15/50	19,975	22,952
Home Depot Inc.	3.500%	9/15/56	12,981	15,173
Hyatt Hotels Corp.	3.375%	7/15/23	4,501	4,611
Hyatt Hotels Corp.	4.850%	3/15/26	1,700	1,830
Hyatt Hotels Corp.	4.375%	9/15/28	7,878	8,076
IHC Health Services Inc.	4.131%	5/15/48	5,069	6,543
IHS Markit Ltd.	3.625%	5/1/24	5,170	5,597
IHS Markit Ltd.	4.750%	8/1/28	9,835	11,679
IHS Markit Ltd.	4.250%	5/1/29	7,795	9,023
JD.com Inc.	3.125%	4/29/21	5,000	5,051
JD.com Inc.	3.875%	4/29/26	5,420	6,013
JD.com Inc.	3.375%	1/14/30	9,400	10,164
JD.com Inc.	4.125%	1/14/50	4,850	5,319
Kohl's Corp.	3.250%	2/1/23	1,108	1,105
Kohl's Corp.	4.750%	12/15/23	584	602
Kohl's Corp.	9.500%	5/15/25	3,000	3,536
Kohl's Corp.	4.250%	7/17/25	8,773	8,510
Kohl's Corp.	5.550%	7/17/45	7,285	6,648
Las Vegas Sands Corp.	3.200%	8/8/24	21,661	21,892
Las Vegas Sands Corp.	2.900%	6/25/25	8,000	7,971
Las Vegas Sands Corp.	3.500%	8/18/26	5,400	5,465
Las Vegas Sands Corp.	3.900%	8/8/29	5,325	5,325
Lear Corp.	3.800%	9/15/27	3,265	3,437
Lear Corp.	4.250%	5/15/29	7,950	8,504
Lear Corp.	3.500%	5/30/30	5,405	5,526
Lear Corp.	5.250%	5/15/49	8,030	8,692
Lowe's Cos. Inc.	3.800%	11/15/21	2,400	2,478
Lowe's Cos. Inc.	3.120%	4/15/22	8,993	9,301
Lowe's Cos. Inc.	3.875%	9/15/23	14,801	16,270
Lowe's Cos. Inc.	3.125%	9/15/24	9,424	10,266
Lowe's Cos. Inc.	4.000%	4/15/25	2,500	2,833
Lowe's Cos. Inc.	3.375%	9/15/25	15,983	17,870
Lowe's Cos. Inc.	2.500%	4/15/26	18,062	19,581
Lowe's Cos. Inc.	3.100%	5/3/27	18,965	21,117
Lowe's Cos. Inc.	6.500%	3/15/29	1,214	1,635
Lowe's Cos. Inc.	3.650%	4/5/29	26,140	30,172
Lowe's Cos. Inc.	4.500%	4/15/30	13,805	17,047
Lowe's Cos. Inc.	5.000%	4/15/40	6,728	8,813
Lowe's Cos. Inc.	4.650%	4/15/42	11,148	14,058
Lowe's Cos. Inc.	4.250%	9/15/44	3,855	4,599
Lowe's Cos. Inc.	4.375%	9/15/45	11,045	13,514
Lowe's Cos. Inc.	3.700%	4/15/46	16,513	18,859
Lowe's Cos. Inc.	4.050%	5/3/47	19,700	23,418
Lowe's Cos. Inc.	4.550%	4/5/49	14,400	18,446
Lowe's Cos. Inc.	5.125%	4/15/50	7,700	10,586

Magna International Inc.	3.625%	6/15/24	14,227	15,589
Magna International Inc.	4.150%	10/1/25	3,914	4,465
Magna International Inc.	2.450%	6/15/30	4,750	4,999
Marriott International Inc.	3.125%	10/15/21	7,202	7,316
Marriott International Inc.	3.250%	9/15/22	4,850	4,962
Marriott International Inc.	3.750%	3/15/25	6,965	7,221
Marriott International Inc.	3.750%	10/1/25	6,310	6,473
Marriott International Inc.	3.125%	6/15/26	10,939	10,880
Marriott International Inc.	4.000%	4/15/28	9,392	9,605
Marriott International Inc.	4.625%	6/15/30	9,100	9,717
Marriott International Inc.	2.125%	10/3/22	5,805	5,823
Marriott International Inc.	5.750%	5/1/25	500	556
Marriott International Inc.	4.650%	12/1/28	2,150	2,298
Marriott International Inc.	3.500%	10/15/32	13,000	12,847
Mastercard Inc.	2.000%	11/21/21	8,250	8,393
Mastercard Inc.	3.375%	4/1/24	17,037	18,747
Mastercard Inc.	2.000%	3/3/25	13,142	14,000
Mastercard Inc.	2.950%	11/21/26	16,490	18,546
Mastercard Inc.	3.300%	3/26/27	14,050	16,063
Mastercard Inc.	3.500%	2/26/28	5,545	6,463
Mastercard Inc.	2.950%	6/1/29	9,300	10,495
Mastercard Inc.	3.350%	3/26/30	14,290	16,684
Mastercard Inc.	3.800%	11/21/46	7,913	9,627
Mastercard Inc.	3.950%	2/26/48	7,473	9,477
Mastercard Inc.	3.650%	6/1/49	16,075	19,668
Mastercard Inc.	3.850%	3/26/50	18,160	22,885
McDonald's Corp.	2.625%	1/15/22	26,955	27,696
McDonald's Corp.	3.350%	4/1/23	15,690	16,752
McDonald's Corp.	3.250%	6/10/24	3,260	3,566
McDonald's Corp.	3.375%	5/26/25	11,588	12,886
McDonald's Corp.	3.300%	7/1/25	5,400	6,015
McDonald's Corp.	1.450%	9/1/25	600	617
McDonald's Corp.	3.700%	1/30/26	18,574	21,154
McDonald's Corp.	3.500%	3/1/27	7,913	8,977
McDonald's Corp.	3.500%	7/1/27	7,000	7,958
McDonald's Corp.	3.800%	4/1/28	25,100	29,221
McDonald's Corp.	2.625%	9/1/29	13,152	14,299
McDonald's Corp.	2.125%	3/1/30	6,904	7,185
McDonald's Corp.	3.600%	7/1/30	25,450	29,636
McDonald's Corp.	4.700%	12/9/35	15,050	19,246
McDonald's Corp.	6.300%	10/15/37	4,463	6,633
McDonald's Corp.	6.300%	3/1/38	11,981	17,884
McDonald's Corp.	5.700%	2/1/39	11,799	16,508
McDonald's Corp.	3.700%	2/15/42	7,379	8,268
McDonald's Corp.	3.625%	5/1/43	7,229	8,070
McDonald's Corp.	4.600%	5/26/45	8,946	11,025
McDonald's Corp.	4.875%	12/9/45	22,710	29,394
McDonald's Corp.	4.450%	3/1/47	12,717	15,784
McDonald's Corp.	4.450%	9/1/48	8,570	10,643
McDonald's Corp.	3.625%	9/1/49	20,555	22,893
McDonald's Corp.	4.200%	4/1/50	13,910	16,903
NIKE Inc.	2.250%	5/1/23	6,330	6,604
NIKE Inc.	2.400%	3/27/25	5,850	6,288
NIKE Inc.	2.375%	11/1/26	18,230	19,799
NIKE Inc.	2.750%	3/27/27	11,950	13,218
NIKE Inc.	2.850%	3/27/30	9,775	10,970
NIKE Inc.	3.250%	3/27/40	9,881	11,282

NIKE Inc.	3.625%	5/1/43	8,463	9,955
NIKE Inc.	3.875%	11/1/45	14,504	17,971
NIKE Inc.	3.375%	11/1/46	14,195	16,025
NIKE Inc.	3.375%	3/27/50	20,950	24,389
Nordstrom Inc.	4.000%	3/15/27	1,275	1,084
NVR Inc.	3.950%	9/15/22	8,836	9,331
NVR Inc.	3.000%	5/15/30	11,700	12,597
O'Reilly Automotive Inc.	3.800%	9/1/22	3,941	4,155
O'Reilly Automotive Inc.	3.850%	6/15/23	7,425	7,984
O'Reilly Automotive Inc.	3.550%	3/15/26	3,948	4,466
O'Reilly Automotive Inc.	3.600%	9/1/27	20,994	23,863
O'Reilly Automotive Inc.	4.350%	6/1/28	3,151	3,750
O'Reilly Automotive Inc.	4.200%	4/1/30	5,148	6,181
O'Reilly Automotive Inc.	1.750%	3/15/31	4,000	3,960
PACCAR Financial Corp.	2.050%	11/13/20	5,420	5,431
PACCAR Financial Corp.	2.850%	3/1/22	3,140	3,252
PACCAR Financial Corp.	2.650%	5/10/22	6,050	6,269
PACCAR Financial Corp.	2.300%	8/10/22	4,825	4,989
PACCAR Financial Corp.	2.000%	9/26/22	1,735	1,785
PACCAR Financial Corp.	2.650%	4/6/23	5,200	5,485
PACCAR Financial Corp.	3.400%	8/9/23	6,345	6,865
PACCAR Financial Corp.	0.350%	8/11/23	4,650	4,643
PACCAR Financial Corp.	2.150%	8/15/24	4,680	4,945
PACCAR Financial Corp.	1.800%	2/6/25	3,330	3,490
Ralph Lauren Corp.	1.700%	6/15/22	3,700	3,766
Ralph Lauren Corp.	3.750%	9/15/25	5,281	5,924
Ralph Lauren Corp.	2.950%	6/15/30	7,000	7,300
Ross Stores Inc.	4.600%	4/15/25	10,000	11,466
Ross Stores Inc.	4.700%	4/15/27	9,250	10,893
Ross Stores Inc.	4.800%	4/15/30	7,450	9,046
Ross Stores Inc.	5.450%	4/15/50	9,125	11,891
Sands China Ltd.	4.600%	8/8/23	21,495	22,919
Sands China Ltd.	5.125%	8/8/25	22,691	24,818
6 Sands China Ltd.	3.800%	1/8/26	5,770	5,986
Sands China Ltd.	5.400%	8/8/28	25,475	28,436
6 Sands China Ltd.	4.375%	6/18/30	12,416	13,068
Starbucks Corp.	1.300%	5/7/22	4,851	4,916
Starbucks Corp.	2.700%	6/15/22	4,784	4,945
Starbucks Corp.	3.100%	3/1/23	15,910	16,835
Starbucks Corp.	3.850%	10/1/23	8,836	9,638
Starbucks Corp.	3.800%	8/15/25	26,275	29,712
Starbucks Corp.	2.450%	6/15/26	15,586	16,917
Starbucks Corp.	2.000%	3/12/27	2,000	2,097
Starbucks Corp.	3.500%	3/1/28	7,768	8,836
Starbucks Corp.	4.000%	11/15/28	7,725	9,101
Starbucks Corp.	3.550%	8/15/29	1,250	1,433
Starbucks Corp.	2.250%	3/12/30	7,585	7,867
Starbucks Corp.	2.550%	11/15/30	16,100	17,032
Starbucks Corp.	4.300%	6/15/45	4,409	5,126
Starbucks Corp.	3.750%	12/1/47	9,325	10,111
Starbucks Corp.	4.500%	11/15/48	11,817	14,277
Starbucks Corp.	4.450%	8/15/49	8,494	10,302
Starbucks Corp.	3.350%	3/12/50	5,200	5,338
Starbucks Corp.	3.500%	11/15/50	15,550	16,510
Tapestry Inc.	3.000%	7/15/22	3,814	3,850
Tapestry Inc.	4.250%	4/1/25	6,176	6,400
Tapestry Inc.	4.125%	7/15/27	10,790	10,633

Target Corp.	2.900%	1/15/22	13,717	14,179
Target Corp.	3.500%	7/1/24	15,575	17,285
Target Corp.	2.250%	4/15/25	6,850	7,324
Target Corp.	2.500%	4/15/26	10,868	11,853
Target Corp.	3.375%	4/15/29	14,817	17,203
Target Corp.	2.350%	2/15/30	2,500	2,704
Target Corp.	2.650%	9/15/30	18,000	20,122
Target Corp.	6.350%	11/1/32	5,466	8,204
Target Corp.	6.500%	10/15/37	5,687	8,931
Target Corp.	7.000%	1/15/38	6,920	11,347
Target Corp.	4.000%	7/1/42	20,464	26,776
Target Corp.	3.625%	4/15/46	18,815	23,577
Target Corp.	3.900%	11/15/47	6,850	9,038
TJX Cos. Inc.	2.500%	5/15/23	10,193	10,684
TJX Cos. Inc.	3.500%	4/15/25	20,428	22,781
TJX Cos. Inc.	2.250%	9/15/26	23,364	24,895
TJX Cos. Inc.	3.750%	4/15/27	28,367	32,547
TJX Cos. Inc.	3.875%	4/15/30	11,500	13,599
TJX Cos. Inc.	4.500%	4/15/50	15,319	19,740
Toyota Motor Corp.	2.157%	7/2/22	8,525	8,786
Toyota Motor Corp.	3.419%	7/20/23	14,125	15,267
Toyota Motor Corp.	2.358%	7/2/24	8,435	8,983
Toyota Motor Corp.	3.669%	7/20/28	3,164	3,705
Toyota Motor Corp.	2.760%	7/2/29	7,275	8,079
Toyota Motor Credit Corp.	1.800%	10/7/21	3,400	3,450
Toyota Motor Credit Corp.	2.600%	1/11/22	13,633	14,012
Toyota Motor Credit Corp.	3.300%	1/12/22	17,136	17,736
Toyota Motor Credit Corp.	2.650%	4/12/22	29,200	30,189
Toyota Motor Credit Corp.	1.150%	5/26/22	15,000	15,189
Toyota Motor Credit Corp.	2.800%	7/13/22	4,233	4,408
Toyota Motor Credit Corp.	0.450%	7/22/22	2,100	2,105
Toyota Motor Credit Corp.	2.150%	9/8/22	16,735	17,288
Toyota Motor Credit Corp.	2.625%	1/10/23	9,305	9,751
Toyota Motor Credit Corp.	2.700%	1/11/23	8,290	8,699
Toyota Motor Credit Corp.	0.500%	8/14/23	7,375	7,380
Toyota Motor Credit Corp.	1.350%	8/25/23	10,000	10,259
Toyota Motor Credit Corp.	3.450%	9/20/23	1,400	1,520
Toyota Motor Credit Corp.	2.250%	10/18/23	5,803	6,103
Toyota Motor Credit Corp.	2.900%	4/17/24	11,478	12,357
Toyota Motor Credit Corp.	1.800%	2/13/25	14,650	15,283
Toyota Motor Credit Corp.	3.400%	4/14/25	12,715	14,150
Toyota Motor Credit Corp.	3.200%	1/11/27	10,667	11,965
Toyota Motor Credit Corp.	1.150%	8/13/27	7,250	7,235
Toyota Motor Credit Corp.	3.050%	1/11/28	12,351	13,861
Toyota Motor Credit Corp.	3.650%	1/8/29	6,726	7,865
Toyota Motor Credit Corp.	2.150%	2/13/30	10,000	10,522
Toyota Motor Credit Corp.	3.375%	4/1/30	7,724	8,885
VF Corp.	2.050%	4/23/22	4,000	4,094
VF Corp.	2.400%	4/23/25	7,500	7,949
VF Corp.	2.950%	4/23/30	6,000	6,521
Visa Inc.	2.150%	9/15/22	6,109	6,322
Visa Inc.	2.800%	12/14/22	32,492	34,133
Visa Inc.	3.150%	12/14/25	67,767	75,663
Visa Inc.	1.900%	4/15/27	11,780	12,468
Visa Inc.	0.750%	8/15/27	4,000	3,963
Visa Inc.	2.750%	9/15/27	20,868	23,188
Visa Inc.	2.050%	4/15/30	19,259	20,612

Visa Inc.	1.100%	2/15/31	12,700	12,419
Visa Inc.	4.150%	12/14/35	25,583	33,080
Visa Inc.	2.700%	4/15/40	12,230	13,177
Visa Inc.	4.300%	12/14/45	45,765	61,016
Visa Inc.	3.650%	9/15/47	9,459	11,571
Visa Inc.	2.000%	8/15/50	22,600	20,860
Wal-Mart Stores Inc.	4.750%	10/2/43	11,932	16,218
Walgreen Co.	3.100%	9/15/22	13,662	14,307
Walgreen Co.	4.400%	9/15/42	3,982	4,208
Walgreens Boots Alliance Inc.	3.300%	11/18/21	13,035	13,382
Walgreens Boots Alliance Inc.	3.800%	11/18/24	22,416	24,683
Walgreens Boots Alliance Inc.	3.450%	6/1/26	22,655	24,734
Walgreens Boots Alliance Inc.	3.200%	4/15/30	2,350	2,454
Walgreens Boots Alliance Inc.	4.500%	11/18/34	4,035	4,597
Walgreens Boots Alliance Inc.	4.800%	11/18/44	22,171	24,240
Walgreens Boots Alliance Inc.	4.650%	6/1/46	11,436	12,264
Walgreens Boots Alliance Inc.	4.100%	4/15/50	9,450	9,416
Walmart Inc.	2.350%	12/15/22	28,012	29,218
Walmart Inc.	2.550%	4/11/23	20,360	21,397
Walmart Inc.	3.400%	6/26/23	13,925	15,033
Walmart Inc.	3.300%	4/22/24	23,473	25,587
Walmart Inc.	2.850%	7/8/24	9,235	10,031
Walmart Inc.	2.650%	12/15/24	20,705	22,394
Walmart Inc.	3.550%	6/26/25	36,287	40,959
Walmart Inc.	3.050%	7/8/26	26,350	29,638
Walmart Inc.	5.875%	4/5/27	14,965	19,375
Walmart Inc.	3.700%	6/26/28	30,408	35,855
Walmart Inc.	3.250%	7/8/29	14,500	16,893
Walmart Inc.	2.375%	9/24/29	11,850	12,987
Walmart Inc.	7.550%	2/15/30	6,905	10,670
Walmart Inc.	5.250%	9/1/35	22,214	32,145
Walmart Inc.	6.500%	8/15/37	1,499	2,385
Walmart Inc.	6.200%	4/15/38	14,619	23,164
Walmart Inc.	3.950%	6/28/38	12,339	15,433
Walmart Inc.	5.625%	4/1/40	8,670	12,882
Walmart Inc.	4.875%	7/8/40	6,285	8,740
Walmart Inc.	5.000%	10/25/40	3,715	5,202
Walmart Inc.	5.625%	4/15/41	4,125	6,209
Walmart Inc.	4.000%	4/11/43	14,347	18,105
Walmart Inc.	4.300%	4/22/44	8,704	11,559
Walmart Inc.	3.625%	12/15/47	8,184	10,051
Walmart Inc.	4.050%	6/29/48	30,269	39,335
Walmart Inc.	2.950%	9/24/49	39,355	43,884
Western Union Co.	3.600%	3/15/22	12,100	12,550
Western Union Co.	2.850%	1/10/25	5,700	6,015
Western Union Co.	6.200%	11/17/36	5,683	6,849
Western Union Co.	6.200%	6/21/40	3,400	4,071

Consumer Noncyclical (4.9%)
Abbott Laboratories	2.550%	3/15/22	9,700	10,009
Abbott Laboratories	3.400%	11/30/23	20,873	22,701
Abbott Laboratories	2.950%	3/15/25	8,535	9,321
Abbott Laboratories	3.875%	9/15/25	8,382	9,568
Abbott Laboratories	3.750%	11/30/26	23,808	27,622
Abbott Laboratories	1.150%	1/30/28	10,150	10,208
Abbott Laboratories	1.400%	6/30/30	5,000	5,015
Abbott Laboratories	4.750%	11/30/36	34,436	45,804

Abbott Laboratories	6.150%	11/30/37	6,657	10,116
Abbott Laboratories	6.000%	4/1/39	2,216	3,389
Abbott Laboratories	5.300%	5/27/40	5,964	8,674
Abbott Laboratories	4.750%	4/15/43	8,874	12,218
Abbott Laboratories	4.900%	11/30/46	41,295	58,490
AbbVie Inc.	3.375%	11/14/21	11,670	12,045
6 AbbVie Inc.	2.150%	11/19/21	22,750	23,172
6 AbbVie Inc.	3.450%	3/15/22	30,565	31,731
6 AbbVie Inc.	3.250%	10/1/22	22,742	23,745
AbbVie Inc.	2.900%	11/6/22	39,610	41,528
AbbVie Inc.	3.200%	11/6/22	41,268	43,389
6 AbbVie Inc.	2.300%	11/21/22	20,960	21,691
6 AbbVie Inc.	2.800%	3/15/23	9,290	9,638
AbbVie Inc.	2.850%	5/14/23	15,825	16,631
AbbVie Inc.	3.750%	11/14/23	14,000	15,252
6 AbbVie Inc.	3.850%	6/15/24	15,071	16,537
6 AbbVie Inc.	2.600%	11/21/24	43,915	46,485
6 AbbVie Inc.	3.800%	3/15/25	44,244	49,279
AbbVie Inc.	3.600%	5/14/25	53,547	59,195
AbbVie Inc.	3.200%	5/14/26	32,892	36,147
6 AbbVie Inc.	2.950%	11/21/26	47,050	51,056
AbbVie Inc.	4.250%	11/14/28	20,075	23,732
6 AbbVie Inc.	3.200%	11/21/29	71,165	78,243
6 AbbVie Inc.	4.550%	3/15/35	19,006	23,280
AbbVie Inc.	4.500%	5/14/35	32,923	39,866
AbbVie Inc.	4.300%	5/14/36	15,656	18,402
6 AbbVie Inc.	4.050%	11/21/39	49,400	56,268
6 AbbVie Inc.	4.625%	10/1/42	9,439	11,395
AbbVie Inc.	4.400%	11/6/42	29,891	35,271
6 AbbVie Inc.	4.850%	6/15/44	18,644	22,936
6 AbbVie Inc.	4.750%	3/15/45	8,090	9,888
AbbVie Inc.	4.700%	5/14/45	37,732	46,198
AbbVie Inc.	4.450%	5/14/46	31,815	37,839
AbbVie Inc.	4.875%	11/14/48	21,090	26,587
6 AbbVie Inc.	4.250%	11/21/49	70,072	82,853
Adventist Health System/West	2.952%	3/1/29	6,875	7,137
Adventist Health System/West	3.630%	3/1/49	5,250	5,548
Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,725	3,152
Advocate Health & Hospitals Corp.	2.211%	6/15/30	1,400	1,458
Advocate Health & Hospitals Corp.	4.272%	8/15/48	4,925	6,262
Advocate Health & Hospitals Corp.	3.387%	10/15/49	5,915	6,547
Advocate Health & Hospitals Corp.	3.008%	6/15/50	4,525	4,798
Agilent Technologies Inc.	3.200%	10/1/22	6,175	6,464
Agilent Technologies Inc.	3.875%	7/15/23	7,106	7,697
Agilent Technologies Inc.	3.050%	9/22/26	5,775	6,384
Agilent Technologies Inc.	2.750%	9/15/29	830	894
Agilent Technologies Inc.	2.100%	6/4/30	7,750	7,904
Ahold Finance USA LLC	6.875%	5/1/29	1,105	1,549
AHS Hospital Corp.	5.024%	7/1/45	4,975	6,827
Allina Health System	3.887%	4/15/49	4,725	5,737
Altria Group Inc.	3.490%	2/14/22	12,475	12,973
Altria Group Inc.	2.850%	8/9/22	16,235	16,892
Altria Group Inc.	2.950%	5/2/23	12,865	13,609
Altria Group Inc.	4.000%	1/31/24	16,430	18,040
Altria Group Inc.	3.800%	2/14/24	13,257	14,473
Altria Group Inc.	2.350%	5/6/25	2,125	2,244
Altria Group Inc.	4.400%	2/14/26	20,355	23,453

Altria Group Inc.	2.625%	9/16/26	8,185	8,773
Altria Group Inc.	4.800%	2/14/29	33,330	39,432
Altria Group Inc.	3.400%	5/6/30	4,250	4,624
Altria Group Inc.	5.800%	2/14/39	32,128	40,824
Altria Group Inc.	4.250%	8/9/42	11,199	12,013
Altria Group Inc.	4.500%	5/2/43	12,954	14,412
Altria Group Inc.	5.375%	1/31/44	24,881	30,946
Altria Group Inc.	3.875%	9/16/46	12,609	12,893
Altria Group Inc.	5.950%	2/14/49	29,192	39,197
Altria Group Inc.	4.450%	5/6/50	7,348	8,209
Altria Group Inc.	6.200%	2/14/59	9,564	13,014
AmerisourceBergen Corp.	3.400%	5/15/24	6,762	7,372
AmerisourceBergen Corp.	3.250%	3/1/25	8,205	8,999
AmerisourceBergen Corp.	3.450%	12/15/27	10,350	11,823
AmerisourceBergen Corp.	2.800%	5/15/30	6,625	7,050
AmerisourceBergen Corp.	4.250%	3/1/45	1,685	1,928
AmerisourceBergen Corp.	4.300%	12/15/47	10,265	11,967
Amgen Inc.	3.875%	11/15/21	7,511	7,729
Amgen Inc.	2.700%	5/1/22	6,811	7,041
Amgen Inc.	2.650%	5/11/22	8,271	8,556
Amgen Inc.	3.625%	5/15/22	17,604	18,364
Amgen Inc.	2.250%	8/19/23	15,000	15,707
Amgen Inc.	3.625%	5/22/24	21,355	23,429
Amgen Inc.	1.900%	2/21/25	5,240	5,471
Amgen Inc.	3.125%	5/1/25	12,025	13,163
Amgen Inc.	2.600%	8/19/26	24,917	27,070
Amgen Inc.	2.200%	2/21/27	13,275	14,017
Amgen Inc.	3.200%	11/2/27	11,456	12,779
Amgen Inc.	2.450%	2/21/30	14,490	15,338
Amgen Inc.	2.300%	2/25/31	18,500	19,241
Amgen Inc.	3.150%	2/21/40	26,322	27,639
Amgen Inc.	4.950%	10/1/41	14,046	18,402
Amgen Inc.	5.150%	11/15/41	4,022	5,323
Amgen Inc.	4.400%	5/1/45	27,087	33,569
Amgen Inc.	4.563%	6/15/48	21,191	26,957
Amgen Inc.	3.375%	2/21/50	47,155	50,837
Amgen Inc.	4.663%	6/15/51	40,545	52,656
6 Amgen Inc.	2.770%	9/1/53	11,058	10,658
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.900%	2/1/46	144,508	179,130
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	3.650%	2/1/26	38,434	43,041
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.700%	2/1/36	81,128	97,395
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	6,108	6,410
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	16,175	17,173
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	7,858	8,787
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	12,745	15,092
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	19,869	21,756
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	12,717	14,948
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	30,561	37,503
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	9,120	10,304
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	33,854	39,061
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	65,370	79,447
Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	22,335	25,432
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	24,202	30,332
Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,700	2,403

Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	19,435	22,418
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	3,868	6,247
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	8,545	11,045
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,645	2,630
Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	682	792
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	20,355	25,041
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	21,992	23,360
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	29,755	35,810
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	28,257	32,945
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	45,233	60,775
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	24,226	28,930
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	17,767	21,549
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	14,389	20,520
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	9,750	11,767
Archer-Daniels-Midland Co.	2.750%	3/27/25	6,925	7,508
Archer-Daniels-Midland Co.	2.500%	8/11/26	13,867	15,063
Archer-Daniels-Midland Co.	3.250%	3/27/30	12,775	14,587
Archer-Daniels-Midland Co.	5.935%	10/1/32	3,405	4,994
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,863	2,737
Archer-Daniels-Midland Co.	3.750%	9/15/47	3,825	4,851
Archer-Daniels-Midland Co.	4.500%	3/15/49	6,775	9,473
Ascension Health	2.532%	11/15/29	6,769	7,321
Ascension Health	3.106%	11/15/39	5,000	5,340
Ascension Health	3.945%	11/15/46	7,500	9,257
4 Ascension Health	4.847%	11/15/53	7,550	10,911
AstraZeneca plc	2.375%	6/12/22	10,861	11,185
AstraZeneca plc	3.500%	8/17/23	11,751	12,691
AstraZeneca plc	3.375%	11/16/25	23,785	26,677
AstraZeneca plc	0.700%	4/8/26	22,000	21,684
AstraZeneca plc	3.125%	6/12/27	8,705	9,664
AstraZeneca plc	4.000%	1/17/29	16,592	19,662
AstraZeneca plc	1.375%	8/6/30	16,535	16,122
AstraZeneca plc	6.450%	9/15/37	32,694	49,376
AstraZeneca plc	4.000%	9/18/42	14,661	17,930
AstraZeneca plc	4.375%	11/16/45	13,664	17,779
AstraZeneca plc	4.375%	8/17/48	10,358	13,711
AstraZeneca plc	2.125%	8/6/50	7,450	6,833
Banner Health	2.338%	1/1/30	6,600	6,838
Banner Health	3.181%	1/1/50	4,000	4,344
BAT Capital Corp.	2.764%	8/15/22	19,575	20,279
BAT Capital Corp.	3.222%	8/15/24	30,300	32,293
BAT Capital Corp.	2.789%	9/6/24	11,975	12,645
BAT Capital Corp.	3.215%	9/6/26	12,650	13,599
BAT Capital Corp.	4.700%	4/2/27	11,240	12,874
BAT Capital Corp.	3.557%	8/15/27	31,013	33,512
BAT Capital Corp.	2.259%	3/25/28	22,475	22,471
BAT Capital Corp.	3.462%	9/6/29	9,050	9,621
BAT Capital Corp.	4.906%	4/2/30	14,020	16,423
BAT Capital Corp.	2.726%	3/25/31	12,000	11,877
BAT Capital Corp.	4.390%	8/15/37	29,450	31,666
BAT Capital Corp.	3.734%	9/25/40	4,000	3,969
BAT Capital Corp.	4.540%	8/15/47	23,100	24,477
BAT Capital Corp.	4.758%	9/6/49	12,979	14,044
BAT Capital Corp.	5.282%	4/2/50	20,630	24,155
BAT Capital Corp.	3.984%	9/25/50	5,250	5,164
BAT International Finance plc	1.668%	3/25/26	19,300	19,290
Baxalta Inc.	3.600%	6/23/22	1,627	1,694

Baxalta Inc.	4.000%	6/23/25	12,325	13,989
Baxalta Inc.	5.250%	6/23/45	4,994	6,866
Baxter International Inc.	1.700%	8/15/21	6,300	6,364
6 Baxter International Inc.	3.750%	10/1/25	9,617	10,892
Baxter International Inc.	2.600%	8/15/26	5,366	5,843
6 Baxter International Inc.	3.950%	4/1/30	5,811	6,926
Baxter International Inc.	3.500%	8/15/46	5,675	6,413
BayCare Health System Inc.	3.831%	11/15/50	2,725	3,378
Baylor Scott & White Holdings	4.185%	11/15/45	7,164	8,765
Baylor Scott & White Holdings	3.967%	11/15/46	1,028	1,218
Beam Suntory Inc.	3.250%	5/15/22	2,300	2,378
Beam Suntory Inc.	3.250%	6/15/23	1,050	1,097
Becton Dickinson & Co.	3.125%	11/8/21	12,808	13,151
Becton Dickinson & Co.	2.894%	6/6/22	19,755	20,419
Becton Dickinson & Co.	3.300%	3/1/23	4,700	4,910
Becton Dickinson & Co.	3.875%	5/15/24	100	108
Becton Dickinson & Co.	3.363%	6/6/24	21,391	23,060
Becton Dickinson & Co.	3.734%	12/15/24	18,279	20,174
Becton Dickinson & Co.	3.700%	6/6/27	36,386	41,042
Becton Dickinson & Co.	4.875%	5/15/44	1,428	1,749
Becton Dickinson & Co.	4.685%	12/15/44	7,282	8,992
Becton Dickinson & Co.	4.669%	6/6/47	19,262	23,606
Becton Dickinson and Co.	2.823%	5/20/30	1,500	1,611
Bestfoods	7.250%	12/15/26	250	341
Biogen Inc.	3.625%	9/15/22	13,879	14,724
Biogen Inc.	4.050%	9/15/25	27,960	31,902
Biogen Inc.	2.250%	5/1/30	23,500	23,921
Biogen Inc.	5.200%	9/15/45	24,742	33,007
Biogen Inc.	3.150%	5/1/50	19,434	19,110
4 Bon Secours Mercy Health Inc.	3.464%	6/1/30	4,966	5,602
Boston Scientific Corp.	3.375%	5/15/22	4,347	4,535
Boston Scientific Corp.	3.450%	3/1/24	10,700	11,589
Boston Scientific Corp.	3.850%	5/15/25	10,519	11,897
Boston Scientific Corp.	1.900%	6/1/25	7,575	7,891
Boston Scientific Corp.	3.750%	3/1/26	20,368	23,169
Boston Scientific Corp.	4.000%	3/1/29	17,889	20,761
Boston Scientific Corp.	2.650%	6/1/30	14,350	15,213
Boston Scientific Corp.	7.000%	11/15/35	6,145	9,116
Boston Scientific Corp.	4.550%	3/1/39	10,361	12,954
Boston Scientific Corp.	7.375%	1/15/40	4,390	6,970
Boston Scientific Corp.	4.700%	3/1/49	15,995	20,995
Bristol-Myers Squibb Co.	2.600%	5/16/22	17,550	18,176
Bristol-Myers Squibb Co.	2.000%	8/1/22	12,665	13,039
Bristol-Myers Squibb Co.	3.250%	8/15/22	13,675	14,412
Bristol-Myers Squibb Co.	3.550%	8/15/22	17,255	18,252
Bristol-Myers Squibb Co.	2.750%	2/15/23	7,550	7,950
Bristol-Myers Squibb Co.	3.250%	2/20/23	7,355	7,844
Bristol-Myers Squibb Co.	7.150%	6/15/23	400	470
Bristol-Myers Squibb Co.	4.000%	8/15/23	6,755	7,417
Bristol-Myers Squibb Co.	3.250%	11/1/23	5,925	6,430
Bristol-Myers Squibb Co.	3.625%	5/15/24	22,168	24,473
Bristol-Myers Squibb Co.	2.900%	7/26/24	50,200	54,440
Bristol-Myers Squibb Co.	3.875%	8/15/25	26,442	30,332
Bristol-Myers Squibb Co.	3.200%	6/15/26	31,280	34,893
Bristol-Myers Squibb Co.	3.250%	2/27/27	292	334
Bristol-Myers Squibb Co.	3.450%	11/15/27	24,587	28,268
Bristol-Myers Squibb Co.	3.900%	2/20/28	19,076	22,416

Bristol-Myers Squibb Co.	3.400%	7/26/29	53,830	62,836
Bristol-Myers Squibb Co.	4.125%	6/15/39	24,566	31,057
Bristol-Myers Squibb Co.	5.700%	10/15/40	4,725	6,932
Bristol-Myers Squibb Co.	3.250%	8/1/42	7,176	8,265
Bristol-Myers Squibb Co.	5.250%	8/15/43	7,478	10,710
Bristol-Myers Squibb Co.	4.500%	3/1/44	2,288	3,199
Bristol-Myers Squibb Co.	4.625%	5/15/44	10,706	14,258
Bristol-Myers Squibb Co.	5.000%	8/15/45	30,022	41,935
Bristol-Myers Squibb Co.	4.350%	11/15/47	18,006	23,484
Bristol-Myers Squibb Co.	4.550%	2/20/48	25,024	33,799
Bristol-Myers Squibb Co.	4.250%	10/26/49	38,571	50,570
Brown-Forman Corp.	3.500%	4/15/25	4,978	5,543
Brown-Forman Corp.	4.500%	7/15/45	5,828	7,673
Bunge Ltd. Finance Corp.	3.000%	9/25/22	7,550	7,850
Bunge Ltd. Finance Corp.	4.350%	3/15/24	7,100	7,804
Bunge Ltd. Finance Corp.	1.630%	8/17/25	3,330	3,338
Bunge Ltd. Finance Corp.	3.250%	8/15/26	7,265	7,801
Bunge Ltd. Finance Corp.	3.750%	9/25/27	7,000	7,570
Campbell Soup Co.	2.500%	8/2/22	2,814	2,911
Campbell Soup Co.	3.650%	3/15/23	3,712	3,965
Campbell Soup Co.	3.950%	3/15/25	12,204	13,617
Campbell Soup Co.	3.300%	3/19/25	7,225	7,918
Campbell Soup Co.	4.150%	3/15/28	11,490	13,359
Campbell Soup Co.	2.375%	4/24/30	6,350	6,600
Campbell Soup Co.	4.800%	3/15/48	8,885	11,369
Campbell Soup Co.	3.125%	4/24/50	6,698	6,754
Cardinal Health Inc.	2.616%	6/15/22	10,980	11,320
Cardinal Health Inc.	3.200%	6/15/22	3,350	3,487
Cardinal Health Inc.	3.200%	3/15/23	5,875	6,218
Cardinal Health Inc.	3.079%	6/15/24	12,380	13,287
Cardinal Health Inc.	3.500%	11/15/24	3,460	3,782
Cardinal Health Inc.	3.750%	9/15/25	5,887	6,576
Cardinal Health Inc.	3.410%	6/15/27	13,674	15,178
Cardinal Health Inc.	4.600%	3/15/43	5,340	5,878
Cardinal Health Inc.	4.500%	11/15/44	5,130	5,617
Cardinal Health Inc.	4.900%	9/15/45	4,720	5,519
Cardinal Health Inc.	4.368%	6/15/47	7,350	8,046
Catholic Health Services of Long Island
Obligated Group	3.368%	7/1/50	4,500	4,359
Celgene Corp.	3.450%	11/15/27	275	316
Children's Health System of Texas	2.511%	8/15/50	5,308	5,082
Children's Hospital Corp.	4.115%	1/1/47	2,300	2,835
Children's Hospital Corp.	2.585%	2/1/50	3,375	3,375
Children's Hospital Medical Center	4.268%	5/15/44	3,950	5,020
Children's Hospital	2.928%	7/15/50	5,150	5,088
CHRISTUS Health	4.341%	7/1/28	6,750	7,900
Church & Dwight Co. Inc.	2.450%	8/1/22	2,080	2,147
Church & Dwight Co. Inc.	3.150%	8/1/27	6,450	7,120
Church & Dwight Co. Inc.	3.950%	8/1/47	4,596	5,397
Cigna Corp.	3.900%	2/15/22	19,168	20,021
Cigna Corp.	3.050%	11/30/22	9,990	10,473
Cigna Corp.	3.000%	7/15/23	23,667	25,083
Cigna Corp.	3.750%	7/15/23	8,421	9,101
Cigna Corp.	3.500%	6/15/24	8,587	9,355
Cigna Corp.	3.250%	4/15/25	9,464	10,407
Cigna Corp.	4.125%	11/15/25	23,662	27,075
Cigna Corp.	4.500%	2/25/26	22,834	26,607

Cigna Corp.	3.400%	3/1/27	27,758	31,177
Cigna Corp.	7.875%	5/15/27	985	1,336
Cigna Corp.	3.050%	10/15/27	16,670	18,501
Cigna Corp.	4.375%	10/15/28	48,300	57,147
Cigna Corp.	2.400%	3/15/30	30,125	31,096
Cigna Corp.	4.800%	8/15/38	28,268	35,049
Cigna Corp.	3.200%	3/15/40	16,491	17,313
Cigna Corp.	6.125%	11/15/41	5,557	8,034
Cigna Corp.	5.375%	2/15/42	633	802
Cigna Corp.	4.800%	7/15/46	19,386	24,216
Cigna Corp.	3.875%	10/15/47	11,000	12,363
Cigna Corp.	4.900%	12/15/48	39,255	50,872
Cigna Corp.	3.400%	3/15/50	21,780	22,756
City of Hope	5.623%	11/15/43	2,040	2,820
City of Hope	4.378%	8/15/48	9,600	11,620
Cleveland Clinic Foundation	4.858%	1/1/14	4,880	6,932
Clorox Co.	3.800%	11/15/21	1,780	1,845
Clorox Co.	3.050%	9/15/22	7,522	7,850
Clorox Co.	3.500%	12/15/24	6,500	7,239
Clorox Co.	3.100%	10/1/27	7,097	7,964
Clorox Co.	3.900%	5/15/28	5,400	6,403
Clorox Co.	1.800%	5/15/30	2,500	2,568
Coca-Cola Co.	2.500%	4/1/23	3,870	4,080
Coca-Cola Co.	3.200%	11/1/23	18,220	19,763
Coca-Cola Co.	1.750%	9/6/24	13,571	14,184
Coca-Cola Co.	2.950%	3/25/25	12,133	13,326
Coca-Cola Co.	2.875%	10/27/25	23,890	26,526
Coca-Cola Co.	2.550%	6/1/26	9,900	10,891
Coca-Cola Co.	2.250%	9/1/26	23,965	25,908
Coca-Cola Co.	3.375%	3/25/27	12,783	14,642
Coca-Cola Co.	2.900%	5/25/27	3,000	3,350
Coca-Cola Co.	1.450%	6/1/27	30,958	31,851
Coca-Cola Co.	1.000%	3/15/28	8,000	7,987
Coca-Cola Co.	2.125%	9/6/29	7,300	7,788
Coca-Cola Co.	3.450%	3/25/30	13,500	15,952
Coca-Cola Co.	1.650%	6/1/30	19,725	20,365
Coca-Cola Co.	1.375%	3/15/31	8,000	7,919
Coca-Cola Co.	4.125%	3/25/40	1,670	2,153
Coca-Cola Co.	2.500%	6/1/40	19,300	20,238
Coca-Cola Co.	4.200%	3/25/50	11,300	15,101
Coca-Cola Co.	2.600%	6/1/50	20,165	20,505
Coca-Cola Co.	2.500%	3/15/51	8,000	7,935
Coca-Cola Co.	2.750%	6/1/60	18,575	18,806
Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,300	9,241
Coca-Cola European Partners plc	3.250%	8/19/21	1,575	1,592
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	4,200	4,505
Coca-Cola Femsa SAB de CV	1.850%	9/1/32	2,550	2,559
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	12,525	17,175
Colgate-Palmolive Co.	2.450%	11/15/21	3,020	3,094
Colgate-Palmolive Co.	2.300%	5/3/22	7,035	7,255
Colgate-Palmolive Co.	2.250%	11/15/22	7,175	7,480
Colgate-Palmolive Co.	1.950%	2/1/23	5,075	5,284
Colgate-Palmolive Co.	2.100%	5/1/23	5,634	5,890
Colgate-Palmolive Co.	3.250%	3/15/24	6,400	7,007
Colgate-Palmolive Co.	4.000%	8/15/45	8,967	12,058
Colgate-Palmolive Co.	3.700%	8/1/47	4,963	6,559
CommonSpirit Health	2.950%	11/1/22	6,087	6,358

CommonSpirit Health	2.760%	10/1/24	7,030	7,350
CommonSpirit Health	3.347%	10/1/29	11,800	12,492
4 CommonSpirit Health	4.350%	11/1/42	13,295	14,421
CommonSpirit Health	3.817%	10/1/49	3,650	3,962
CommonSpirit Health	4.187%	10/1/49	14,705	15,603
Community Health Network Inc.	3.099%	5/1/50	11,000	10,514
Conagra Brands Inc.	3.800%	10/22/21	12,175	12,593
Conagra Brands Inc.	3.250%	9/15/22	9,012	9,476
Conagra Brands Inc.	3.200%	1/25/23	8,728	9,180
Conagra Brands Inc.	4.300%	5/1/24	14,943	16,670
Conagra Brands Inc.	4.600%	11/1/25	11,840	13,755
Conagra Brands Inc.	7.000%	10/1/28	1,070	1,442
Conagra Brands Inc.	4.850%	11/1/28	11,507	14,039
Conagra Brands Inc.	8.250%	9/15/30	8,207	12,372
Conagra Brands Inc.	5.300%	11/1/38	12,989	16,730
Conagra Brands Inc.	5.400%	11/1/48	12,410	16,767
Constellation Brands Inc.	2.700%	5/9/22	9,210	9,511
Constellation Brands Inc.	2.650%	11/7/22	15,700	16,288
Constellation Brands Inc.	3.200%	2/15/23	9,000	9,514
Constellation Brands Inc.	4.250%	5/1/23	20,540	22,408
Constellation Brands Inc.	4.750%	11/15/24	8,643	9,971
Constellation Brands Inc.	4.400%	11/15/25	6,445	7,498
Constellation Brands Inc.	4.750%	12/1/25	4,730	5,620
Constellation Brands Inc.	3.700%	12/6/26	8,090	9,248
Constellation Brands Inc.	3.500%	5/9/27	5,911	6,625
Constellation Brands Inc.	3.600%	2/15/28	11,100	12,547
Constellation Brands Inc.	4.650%	11/15/28	6,500	7,805
Constellation Brands Inc.	3.150%	8/1/29	18,250	19,858
Constellation Brands Inc.	2.875%	5/1/30	1,579	1,698
Constellation Brands Inc.	4.500%	5/9/47	9,756	11,792
Constellation Brands Inc.	4.100%	2/15/48	8,530	9,838
Constellation Brands Inc.	5.250%	11/15/48	8,835	11,840
Constellation Brands Inc.	3.750%	5/1/50	8,575	9,557
Cottage Health Obligated Group	3.304%	11/1/49	6,075	6,726
Covidien International Finance SA	3.200%	6/15/22	18,920	19,688
Covidien International Finance SA	2.950%	6/15/23	3,300	3,512
CVS Health Corp.	3.500%	7/20/22	13,900	14,563
CVS Health Corp.	2.750%	12/1/22	18,830	19,609
CVS Health Corp.	4.750%	12/1/22	6,225	6,713
CVS Health Corp.	3.700%	3/9/23	53,000	56,686
CVS Health Corp.	4.000%	12/5/23	7,255	7,941
CVS Health Corp.	3.375%	8/12/24	17,426	18,925
CVS Health Corp.	2.625%	8/15/24	1,428	1,517
CVS Health Corp.	4.100%	3/25/25	44,322	50,054
CVS Health Corp.	3.875%	7/20/25	42,966	48,436
CVS Health Corp.	2.875%	6/1/26	38,860	42,032
CVS Health Corp.	3.000%	8/15/26	6,550	7,141
CVS Health Corp.	3.625%	4/1/27	3,975	4,465
CVS Health Corp.	6.250%	6/1/27	1,000	1,274
CVS Health Corp.	1.300%	8/21/27	6,000	5,886
CVS Health Corp.	4.300%	3/25/28	115,545	135,422
CVS Health Corp.	3.250%	8/15/29	31,565	34,640
CVS Health Corp.	3.750%	4/1/30	22,825	26,065
CVS Health Corp.	1.750%	8/21/30	17,175	16,715
CVS Health Corp.	4.875%	7/20/35	9,091	11,488
CVS Health Corp.	4.780%	3/25/38	62,217	75,176
CVS Health Corp.	6.125%	9/15/39	4,857	6,601

CVS Health Corp.	4.125%	4/1/40	7,175	8,169
CVS Health Corp.	2.700%	8/21/40	16,000	15,294
CVS Health Corp.	5.300%	12/5/43	15,710	19,970
CVS Health Corp.	5.125%	7/20/45	56,263	70,625
CVS Health Corp.	5.050%	3/25/48	86,650	109,662
CVS Health Corp.	4.250%	4/1/50	28,729	33,676
Danaher Corp.	3.350%	9/15/25	6,569	7,308
Danaher Corp .	4.375%	9/15/45	4,673	6,102
Danaher Corp.	2.600%	10/1/50	8,000	7,761
Dartmouth-Hitchcock Health	4.178%	8/1/48	4,600	5,485
Delhaize America LLC	9.000%	4/15/31	3,805	6,087
DENTSPLY SIRONA Inc.	3.250%	6/1/30	9,603	10,396
DH Europe Finance II Sarl	2.050%	11/15/22	11,000	11,343
DH Europe Finance II Sarl	2.200%	11/15/24	8,500	8,976
DH Europe Finance II Sarl	2.600%	11/15/29	9,145	9,903
DH Europe Finance II Sarl	3.250%	11/15/39	10,950	12,094
DH Europe Finance II Sarl	3.400%	11/15/49	10,505	11,876
Diageo Capital plc	2.625%	4/29/23	12,301	12,898
Diageo Capital plc	3.500%	9/18/23	270	292
Diageo Capital plc	2.125%	10/24/24	13,450	14,227
Diageo Capital plc	1.375%	9/29/25	9,000	9,209
Diageo Capital plc	3.875%	5/18/28	3,500	4,095
Diageo Capital plc	2.375%	10/24/29	12,750	13,579
Diageo Capital plc	2.000%	4/29/30	14,725	15,159
Diageo Capital plc	2.125%	4/29/32	15,162	15,719
Diageo Capital plc	5.875%	9/30/36	3,272	4,649
Diageo Capital plc	3.875%	4/29/43	5,916	7,059
Diageo Investment Corp.	2.875%	5/11/22	17,835	18,525
Diageo Investment Corp.	7.450%	4/15/35	2,450	4,053
Diageo Investment Corp.	4.250%	5/11/42	5,247	6,473
Dignity Health	3.125%	11/1/22	2,000	2,067
Dignity Health	3.812%	11/1/24	4,675	4,874
Dignity Health	4.500%	11/1/42	6,025	6,716
Dignity Health	5.267%	11/1/64	2,150	2,553
Duke University Health System Inc.	3.920%	6/1/47	6,255	7,809
Edwards Lifesciences Corp.	4.300%	6/15/28	5,925	7,081
Eli Lilly & Co.	2.350%	5/15/22	1,900	1,961
Eli Lilly & Co.	2.750%	6/1/25	6,701	7,310
Eli Lilly & Co.	3.375%	3/15/29	14,355	16,576
Eli Lilly & Co.	3.950%	5/15/47	1,000	1,252
Eli Lilly & Co.	3.950%	3/15/49	20,240	25,229
Eli Lilly & Co.	4.150%	3/15/59	22,025	28,597
Eli Lilly & Co.	2.500%	9/15/60	13,500	12,660
Eli Lilly and Co.	2.250%	5/15/50	27,555	25,718
Estee Lauder Cos. Inc.	2.000%	12/1/24	2,450	2,583
Estee Lauder Cos. Inc.	3.150%	3/15/27	7,525	8,471
Estee Lauder Cos. Inc.	2.375%	12/1/29	10,825	11,640
Estee Lauder Cos. Inc.	2.600%	4/15/30	8,825	9,631
Estee Lauder Cos. Inc.	6.000%	5/15/37	3,212	4,719
Estee Lauder Cos. Inc.	4.375%	6/15/45	5,673	7,277
Estee Lauder Cos. Inc.	4.150%	3/15/47	7,120	8,921
Estee Lauder Cos. Inc.	3.125%	12/1/49	7,042	7,711
Flowers Foods Inc.	4.375%	4/1/22	3,637	3,766
Flowers Foods Inc.	3.500%	10/1/26	4,275	4,607
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,160	1,209
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	6,590	7,944
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	28,670	30,222

General Mills Inc.	3.150%	12/15/21	17,553	18,019
General Mills Inc.	2.600%	10/12/22	6,605	6,873
General Mills Inc.	3.700%	10/17/23	14,900	16,243
General Mills Inc.	3.650%	2/15/24	7,116	7,781
General Mills Inc.	4.000%	4/17/25	800	906
General Mills Inc.	3.200%	2/10/27	12,220	13,703
General Mills Inc.	4.200%	4/17/28	20,266	23,887
General Mills Inc.	2.875%	4/15/30	16,643	18,221
General Mills Inc.	4.550%	4/17/38	11,500	14,643
General Mills Inc.	5.400%	6/15/40	5,750	7,915
General Mills Inc.	4.150%	2/15/43	5,802	7,228
General Mills Inc.	4.700%	4/17/48	4,182	5,682
Gilead Sciences Inc.	4.400%	12/1/21	24,836	25,746
Gilead Sciences Inc.	1.950%	3/1/22	100	102
Gilead Sciences Inc.	3.250%	9/1/22	9,375	9,818
Gilead Sciences Inc.	2.500%	9/1/23	15,467	16,271
Gilead Sciences Inc.	0.750%	9/29/23	8,000	8,006
Gilead Sciences Inc.	3.700%	4/1/24	32,915	36,043
Gilead Sciences Inc.	3.500%	2/1/25	26,869	29,694
Gilead Sciences Inc.	3.650%	3/1/26	23,940	26,976
Gilead Sciences Inc.	2.950%	3/1/27	18,798	20,671
Gilead Sciences Inc.	1.200%	10/1/27	5,000	5,023
Gilead Sciences Inc.	1.650%	10/1/30	5,500	5,476
Gilead Sciences Inc.	4.600%	9/1/35	14,304	18,366
Gilead Sciences Inc.	4.000%	9/1/36	8,362	9,982
Gilead Sciences Inc.	2.600%	10/1/40	3,500	3,459
Gilead Sciences Inc.	5.650%	12/1/41	9,921	13,997
Gilead Sciences Inc.	4.800%	4/1/44	23,359	30,033
Gilead Sciences Inc.	4.500%	2/1/45	24,144	30,142
Gilead Sciences Inc.	4.750%	3/1/46	34,470	44,565
Gilead Sciences Inc.	4.150%	3/1/47	17,552	21,255
Gilead Sciences Inc.	2.800%	10/1/50	8,000	7,858
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	10,895	11,511
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	15,600	16,785
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	20,085	22,681
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	27,525	32,721
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	5,661	8,044
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	22,133	34,074
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	3,330	4,264
GlaxoSmithKline Capital plc	2.850%	5/8/22	12,331	12,821
GlaxoSmithKline Capital plc	2.875%	6/1/22	28,655	29,770
GlaxoSmithKline Capital plc	0.534%	10/1/23	12,000	12,018
GlaxoSmithKline Capital plc	3.000%	6/1/24	13,763	14,872
GlaxoSmithKline Capital plc	3.375%	6/1/29	8,750	10,093
Hackensack Meridian Health Inc.	2.675%	9/1/41	6,650	6,614
Hackensack Meridian Health Inc.	4.211%	7/1/48	6,225	7,716
Hackensack Meridian Health Inc.	2.875%	9/1/50	6,400	6,270
Hackensack Meridian Health Inc.	4.500%	7/1/57	3,050	3,916
4 Hartford HealthCare Corp.	3.447%	7/1/54	4,560	4,749
Hasbro Inc.	3.550%	11/19/26	5,461	5,780
Hasbro Inc.	3.500%	9/15/27	5,203	5,421
Hasbro Inc.	3.900%	11/19/29	6,430	6,758
Hasbro Inc.	6.350%	3/15/40	5,776	6,804
Hasbro Inc.	5.100%	5/15/44	10,652	10,914
HCA Inc.	4.750%	5/1/23	14,240	15,504
HCA Inc.	5.000%	3/15/24	26,559	29,746
HCA Inc.	5.250%	4/15/25	24,485	28,280

HCA Inc.	5.250%	6/15/26	27,749	32,328
HCA Inc.	4.500%	2/15/27	6,760	7,622
HCA Inc.	4.125%	6/15/29	21,124	23,870
HCA Inc.	5.125%	6/15/39	14,890	17,942
HCA Inc.	5.500%	6/15/47	24,110	29,957
HCA Inc.	5.250%	6/15/49	16,550	20,108
Hershey Co.	2.625%	5/1/23	7,400	7,793
Hershey Co.	3.375%	5/15/23	9,930	10,681
Hershey Co.	2.050%	11/15/24	1,200	1,272
Hershey Co.	3.200%	8/21/25	5,020	5,612
Hershey Co.	2.300%	8/15/26	9,508	10,251
Hershey Co.	2.450%	11/15/29	3,850	4,223
Hershey Co.	1.700%	6/1/30	4,898	5,031
Hershey Co.	3.375%	8/15/46	485	560
Hershey Co.	3.125%	11/15/49	10,991	12,138
Hershey Co.	2.650%	6/1/50	2,660	2,722
Hormel Foods Corp.	1.800%	6/11/30	12,550	12,902
Indiana University Health Inc. Obligated
Group	3.970%	11/1/48	6,775	8,564
Ingredion Inc.	3.200%	10/1/26	5,485	6,036
Ingredion Inc.	2.900%	6/1/30	10,500	11,357
Ingredion Inc.	3.900%	6/1/50	5,725	6,429
Iowa Health System	3.665%	2/15/50	7,625	8,540
JM Smucker Co.	3.500%	10/15/21	8,258	8,512
JM Smucker Co.	3.000%	3/15/22	4,070	4,221
JM Smucker Co.	3.500%	3/15/25	12,577	14,093
JM Smucker Co.	3.375%	12/15/27	12,600	14,081
JM Smucker Co.	2.375%	3/15/30	8,825	9,197
JM Smucker Co.	4.250%	3/15/35	6,841	8,198
JM Smucker Co.	4.375%	3/15/45	7,025	8,480
JM Smucker Co.	3.550%	3/15/50	3,540	3,888
Johns Hopkins Health System Corp.	3.837%	5/15/46	5,750	7,008
Johnson & Johnson	2.450%	12/5/21	8,050	8,250
Johnson & Johnson	2.250%	3/3/22	14,293	14,673
Johnson & Johnson	2.050%	3/1/23	7,010	7,272
Johnson & Johnson	3.375%	12/5/23	11,900	13,044
Johnson & Johnson	2.625%	1/15/25	12,049	13,078
Johnson & Johnson	0.550%	9/1/25	14,750	14,755
Johnson & Johnson	2.450%	3/1/26	25,601	27,944
Johnson & Johnson	2.950%	3/3/27	12,550	14,069
Johnson & Johnson	0.950%	9/1/27	8,450	8,452
Johnson & Johnson	2.900%	1/15/28	16,857	18,946
Johnson & Johnson	6.950%	9/1/29	3,195	4,688
Johnson & Johnson	1.300%	9/1/30	22,500	22,692
Johnson & Johnson	4.950%	5/15/33	8,008	10,990
Johnson & Johnson	4.375%	12/5/33	17,874	23,556
Johnson & Johnson	3.550%	3/1/36	12,740	15,408
Johnson & Johnson	3.625%	3/3/37	16,910	20,574
Johnson & Johnson	5.950%	8/15/37	12,233	18,787
Johnson & Johnson	3.400%	1/15/38	11,772	13,824
Johnson & Johnson	5.850%	7/15/38	5,349	8,337
Johnson & Johnson	2.100%	9/1/40	17,675	17,541
Johnson & Johnson	4.500%	9/1/40	8,597	11,685
Johnson & Johnson	4.850%	5/15/41	1,440	2,055
Johnson & Johnson	4.500%	12/5/43	9,023	12,380
Johnson & Johnson	3.700%	3/1/46	24,068	29,938
Johnson & Johnson	3.750%	3/3/47	20,395	25,739

Johnson & Johnson	3.500%	1/15/48	6,303	7,713
Johnson & Johnson	2.250%	9/1/50	17,800	17,446
Johnson & Johnson	2.450%	9/1/60	14,750	14,751
Kaiser Foundation Hospitals	3.500%	4/1/22	3,590	3,752
Kaiser Foundation Hospitals	3.150%	5/1/27	6,710	7,517
Kaiser Foundation Hospitals	4.875%	4/1/42	8,575	11,723
Kaiser Foundation Hospitals	4.150%	5/1/47	14,916	18,806
Kaiser Foundation Hospitals	3.266%	11/1/49	16,010	17,741
Kellogg Co.	2.650%	12/1/23	10,583	11,217
Kellogg Co.	3.250%	4/1/26	10,018	11,151
Kellogg Co.	3.400%	11/15/27	11,100	12,520
Kellogg Co.	4.300%	5/15/28	5,750	6,824
Kellogg Co.	2.100%	6/1/30	6,250	6,399
Kellogg Co.	7.450%	4/1/31	7,700	11,272
Kellogg Co.	4.500%	4/1/46	11,150	13,931
Keurig Dr Pepper Inc.	2.700%	11/15/22	4,072	4,236
Keurig Dr Pepper Inc.	4.057%	5/25/23	16,125	17,518
Keurig Dr Pepper Inc.	3.130%	12/15/23	5,650	6,066
Keurig Dr Pepper Inc.	4.417%	5/25/25	18,001	20,731
Keurig Dr Pepper Inc.	3.400%	11/15/25	7,650	8,490
Keurig Dr Pepper Inc.	2.550%	9/15/26	5,624	6,100
Keurig Dr Pepper Inc.	3.430%	6/15/27	7,250	8,063
Keurig Dr Pepper Inc.	4.597%	5/25/28	24,001	28,874
Keurig Dr Pepper Inc.	3.200%	5/1/30	12,700	14,209
Keurig Dr Pepper Inc.	7.450%	5/1/38	678	1,048
Keurig Dr Pepper Inc.	4.985%	5/25/38	6,275	8,132
Keurig Dr Pepper Inc.	4.500%	11/15/45	16,636	20,659
Keurig Dr Pepper Inc.	4.420%	12/15/46	3,095	3,802
Keurig Dr Pepper Inc.	5.085%	5/25/48	265	354
Keurig Dr Pepper Inc.	3.800%	5/1/50	9,025	10,317
Kimberly-Clark Corp.	2.400%	3/1/22	5,925	6,089
Kimberly-Clark Corp.	2.400%	6/1/23	5,793	6,086
Kimberly-Clark Corp.	3.050%	8/15/25	4,530	5,025
Kimberly-Clark Corp.	2.750%	2/15/26	7,135	7,808
Kimberly-Clark Corp.	1.050%	9/15/27	2,750	2,770
Kimberly-Clark Corp.	3.950%	11/1/28	3,800	4,553
Kimberly-Clark Corp.	3.200%	4/25/29	5,830	6,703
Kimberly-Clark Corp.	3.100%	3/26/30	9,005	10,299
Kimberly-Clark Corp.	6.625%	8/1/37	2,253	3,567
Kimberly-Clark Corp.	5.300%	3/1/41	10,768	15,322
Kimberly-Clark Corp.	3.700%	6/1/43	3,129	3,718
Kimberly-Clark Corp.	3.200%	7/30/46	5,965	6,793
Kimberly-Clark Corp.	3.900%	5/4/47	4,355	5,488
Kimberly-Clark Corp.	2.875%	2/7/50	6,210	6,880
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,419	3,426
Koninklijke Philips NV	6.875%	3/11/38	5,230	7,899
Koninklijke Philips NV	5.000%	3/15/42	10,699	14,010
Kroger Co.	2.950%	11/1/21	8,187	8,391
Kroger Co.	3.400%	4/15/22	3,783	3,927
Kroger Co.	2.800%	8/1/22	3,625	3,767
Kroger Co.	3.850%	8/1/23	7,090	7,682
Kroger Co.	4.000%	2/1/24	5,286	5,823
Kroger Co.	3.500%	2/1/26	4,800	5,386
Kroger Co.	2.650%	10/15/26	12,900	14,045
Kroger Co.	3.700%	8/1/27	5,200	5,972
Kroger Co.	4.500%	1/15/29	1,275	1,564
Kroger Co.	7.700%	6/1/29	5,250	7,402

Kroger Co.	8.000%	9/15/29	4,085	5,922
Kroger Co.	2.200%	5/1/30	3,025	3,162
Kroger Co.	7.500%	4/1/31	5,500	8,054
Kroger Co.	6.900%	4/15/38	5,719	8,354
Kroger Co.	5.400%	7/15/40	3,937	5,093
Kroger Co.	5.000%	4/15/42	5,397	6,872
Kroger Co.	5.150%	8/1/43	2,867	3,720
Kroger Co.	3.875%	10/15/46	12,215	13,833
Kroger Co.	4.450%	2/1/47	11,389	14,066
Kroger Co.	4.650%	1/15/48	11,736	14,786
Kroger Co.	5.400%	1/15/49	2,267	3,127
Kroger Co.	3.950%	1/15/50	10,192	11,881
Laboratory Corp. of America Holdings	3.200%	2/1/22	7,330	7,587
Laboratory Corp. of America Holdings	3.750%	8/23/22	1,585	1,666
Laboratory Corp. of America Holdings	4.000%	11/1/23	2,800	3,064
Laboratory Corp. of America Holdings	3.250%	9/1/24	9,415	10,236
Laboratory Corp. of America Holdings	2.300%	12/1/24	6,210	6,565
Laboratory Corp. of America Holdings	3.600%	2/1/25	7,975	8,850
Laboratory Corp. of America Holdings	3.600%	9/1/27	6,925	7,894
Laboratory Corp. of America Holdings	2.950%	12/1/29	7,525	8,279
Laboratory Corp. of America Holdings	4.700%	2/1/45	12,320	15,607
4 Mayo Clinic	3.774%	11/15/43	6,216	7,378
4 Mayo Clinic	4.000%	11/15/47	3,275	4,080
4 Mayo Clinic	4.128%	11/15/52	2,475	3,221
McCormick & Co. Inc.	3.900%	7/15/21	3,025	3,086
McCormick & Co. Inc.	2.700%	8/15/22	2,023	2,102
McCormick & Co. Inc.	3.150%	8/15/24	9,058	9,852
McCormick & Co. Inc.	3.400%	8/15/27	9,869	11,097
McCormick & Co. Inc.	2.500%	4/15/30	10,025	10,708
McCormick & Co. Inc.	4.200%	8/15/47	3,813	4,789
McKesson Corp.	2.700%	12/15/22	5,800	6,032
McKesson Corp.	2.850%	3/15/23	350	366
McKesson Corp.	3.796%	3/15/24	13,080	14,310
McKesson Corp.	3.950%	2/16/28	7,707	8,967
McKesson Corp.	4.750%	5/30/29	5,400	6,563
McKesson Corp.	4.883%	3/15/44	1,000	1,216
Mead Johnson Nutrition Co.	4.125%	11/15/25	11,573	13,317
Mead Johnson Nutrition Co.	5.900%	11/1/39	6,850	9,823
Mead Johnson Nutrition Co.	4.600%	6/1/44	19,923	26,652
4 MedStar Health Inc.	3.626%	8/15/49	4,000	4,369
Medtronic Inc.	3.150%	3/15/22	20,402	21,236
Medtronic Inc.	2.750%	4/1/23	950	1,003
Medtronic Inc.	3.625%	3/15/24	1,250	1,380
Medtronic Inc.	3.500%	3/15/25	20,726	23,349
Medtronic Inc.	4.375%	3/15/35	37,416	49,936
Medtronic Inc.	4.625%	3/15/45	21,890	30,022
Memorial Health Services	3.447%	11/1/49	7,300	7,646
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	1,440	1,972
Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	2,650	2,824
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	11,305	14,594
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,510	2,017
Merck & Co. Inc.	2.350%	2/10/22	15,943	16,403
Merck & Co. Inc.	2.400%	9/15/22	13,990	14,480
Merck & Co. Inc.	2.800%	5/18/23	27,399	29,111
Merck & Co. Inc.	2.900%	3/7/24	6,535	7,040
Merck & Co. Inc.	2.750%	2/10/25	30,849	33,495
Merck & Co. Inc.	0.750%	2/24/26	12,450	12,473

Merck & Co. Inc.	3.400%	3/7/29	23,135	26,912
Merck & Co. Inc.	1.450%	6/24/30	13,405	13,583
Merck & Co. Inc.	6.500%	12/1/33	9,225	14,392
Merck & Co. Inc.	3.900%	3/7/39	10,862	13,346
Merck & Co. Inc.	2.350%	6/24/40	15,025	15,241
Merck & Co. Inc.	3.600%	9/15/42	12,409	15,227
Merck & Co. Inc.	4.150%	5/18/43	13,797	17,484
Merck & Co. Inc.	3.700%	2/10/45	28,081	33,548
Merck & Co. Inc.	4.000%	3/7/49	19,590	24,661
Merck & Co. Inc.	2.450%	6/24/50	16,315	16,242
Mercy Health	4.302%	7/1/28	2,890	3,296
Methodist Hospital	2.705%	12/1/50	6,600	6,613
Molson Coors Beverage Co.	3.500%	5/1/22	2,138	2,228
Molson Coors Beverage Co.	3.000%	7/15/26	24,515	26,152
Molson Coors Beverage Co.	5.000%	5/1/42	15,058	17,050
Molson Coors Beverage Co.	4.200%	7/15/46	22,307	23,490
6 Mondelez International Holdings Netherlands
BV	2.125%	9/19/22	5,000	5,156
Mondelez International Inc.	0.625%	7/1/22	11,625	11,658
Mondelez International Inc.	2.125%	4/13/23	3,601	3,736
Mondelez International Inc.	4.000%	2/1/24	1,125	1,243
Mondelez International Inc.	1.500%	5/4/25	7,345	7,542
Mondelez International Inc.	3.625%	2/13/26	12,875	14,605
Mondelez International Inc.	4.125%	5/7/28	3,000	3,583
Mondelez International Inc.	2.750%	4/13/30	16,350	17,787
Mondelez International Inc.	1.500%	2/4/31	3,900	3,797
Mondelez International Inc.	1.875%	10/15/32	7,000	6,984
Mondelez International Inc.	4.625%	5/7/48	450	595
Mondelez International Inc.	2.625%	9/4/50	11,500	11,070
4 Montefiore Obligated Group	5.246%	11/1/48	9,275	10,431
4 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	3,625	4,147
4 Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	6,737	7,433
Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	8,000	7,820
MultiCare Health System	2.803%	8/15/50	2,925	2,951
Mylan Inc.	4.200%	11/29/23	13,770	15,094
Mylan Inc.	4.550%	4/15/28	7,673	8,910
Mylan Inc.	5.400%	11/29/43	5,799	7,297
Mylan Inc.	5.200%	4/15/48	7,300	9,026
Mylan NV	3.950%	6/15/26	19,535	21,950
Mylan NV	5.250%	6/15/46	16,500	20,516
New York & Presbyterian Hospital	4.024%	8/1/45	7,776	9,707
New York & Presbyterian Hospital	4.063%	8/1/56	4,675	6,013
New York & Presbyterian Hospital	3.954%	8/1/19	6,800	7,625
New York & Presbyterian Hospital	2.256%	8/1/40	4,500	4,392
New York & Presbyterian Hospital	2.606%	8/1/60	4,300	4,155
Northwell Healthcare Inc.	3.979%	11/1/46	9,725	10,846
Northwell Healthcare Inc.	4.260%	11/1/47	11,500	13,311
Northwell Healthcare Inc.	3.809%	11/1/49	5,625	6,130
Novartis Capital Corp.	2.400%	5/17/22	26,135	26,994
Novartis Capital Corp.	2.400%	9/21/22	11,194	11,654
Novartis Capital Corp.	3.400%	5/6/24	18,105	19,968
Novartis Capital Corp.	1.750%	2/14/25	11,800	12,350
Novartis Capital Corp.	3.000%	11/20/25	22,077	24,572
Novartis Capital Corp.	2.000%	2/14/27	18,641	19,750
Novartis Capital Corp.	3.100%	5/17/27	17,154	19,223
Novartis Capital Corp.	2.200%	8/14/30	19,195	20,640
Novartis Capital Corp.	3.700%	9/21/42	8,634	10,460

Novartis Capital Corp.	4.400%	5/6/44	22,315	29,945
Novartis Capital Corp.	4.000%	11/20/45	18,263	23,299
Novartis Capital Corp.	2.750%	8/14/50	11,330	12,138
NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery	2.667%	10/1/50	4,480	4,249
4 NYU Hospitals Center	4.368%	7/1/47	5,790	6,982
NYU Langone Hospitals	5.750%	7/1/43	4,780	6,487
NYU Langone Hospitals	4.784%	7/1/44	3,900	4,954
NYU Langone Hospitals	3.380%	7/1/55	8,150	8,313
4 OhioHealth Corp.	3.042%	11/15/50	4,300	4,709
Orlando Health Obligated Group	4.089%	10/1/48	3,575	3,990
Orlando Health Obligated Group	3.327%	10/1/50	3,500	3,502
Partners Healthcare System Inc.	3.765%	7/1/48	875	1,051
Partners Healthcare System Inc.	3.192%	7/1/49	8,400	9,051
Partners Healthcare System Inc.	4.117%	7/1/55	3,125	3,900
Partners Healthcare System Inc.	3.342%	7/1/60	12,665	13,968
PeaceHealth Obligated Group	4.787%	11/15/48	4,175	5,413
PepsiCo Inc.	3.000%	8/25/21	13,962	14,303
PepsiCo Inc.	1.700%	10/6/21	11,558	11,718
PepsiCo Inc.	2.750%	3/5/22	17,336	17,933
PepsiCo Inc.	2.250%	5/2/22	8,575	8,835
PepsiCo Inc.	3.100%	7/17/22	6,574	6,875
PepsiCo Inc.	2.750%	3/1/23	6,691	7,077
PepsiCo Inc.	0.750%	5/1/23	13,594	13,731
PepsiCo Inc.	3.600%	3/1/24	8,713	9,555
PepsiCo Inc.	2.250%	3/19/25	17,415	18,642
PepsiCo Inc.	2.750%	4/30/25	19,063	20,763
PepsiCo Inc.	3.500%	7/17/25	11,553	13,046
PepsiCo Inc.	2.850%	2/24/26	10,398	11,506
PepsiCo Inc.	2.375%	10/6/26	16,587	18,035
PepsiCo Inc.	2.625%	3/19/27	9,382	10,291
PepsiCo Inc.	3.000%	10/15/27	21,963	24,775
PepsiCo Inc.	2.625%	7/29/29	20,059	22,146
PepsiCo Inc.	2.750%	3/19/30	28,572	31,874
PepsiCo Inc.	1.625%	5/1/30	12,900	13,203
PepsiCo Inc.	5.500%	1/15/40	1,809	2,675
PepsiCo Inc.	3.500%	3/19/40	13,200	15,595
PepsiCo Inc.	4.875%	11/1/40	253	348
PepsiCo Inc.	4.000%	3/5/42	12,900	16,176
PepsiCo Inc.	3.600%	8/13/42	9,219	10,900
PepsiCo Inc.	4.250%	10/22/44	11,885	15,452
PepsiCo Inc.	4.600%	7/17/45	6,595	8,977
PepsiCo Inc.	4.450%	4/14/46	20,858	27,557
PepsiCo Inc.	3.450%	10/6/46	18,824	21,773
PepsiCo Inc.	4.000%	5/2/47	6,423	8,082
PepsiCo Inc.	3.375%	7/29/49	13,370	15,405
PepsiCo Inc.	2.875%	10/15/49	16,004	17,086
PepsiCo Inc.	3.625%	3/19/50	19,485	23,432
PepsiCo Inc.	3.875%	3/19/60	10,500	13,228
PerkinElmer Inc.	3.300%	9/15/29	10,615	11,778
Perrigo Finance Unlimited Co.	3.900%	12/15/24	10,100	10,947
Perrigo Finance Unlimited Co.	4.375%	3/15/26	10,186	11,382
Perrigo Finance Unlimited Co.	3.150%	6/15/30	7,441	7,708
Perrigo Finance Unlimited Co.	4.900%	12/15/44	3,912	4,181
Pfizer Inc.	2.200%	12/15/21	7,754	7,934
Pfizer Inc.	2.800%	3/11/22	9,705	10,049
Pfizer Inc.	3.000%	6/15/23	8,213	8,763

Pfizer Inc.	3.200%	9/15/23	7,150	7,720
Pfizer Inc.	2.950%	3/15/24	10,000	10,786
Pfizer Inc.	3.400%	5/15/24	7,009	7,698
Pfizer Inc.	0.800%	5/28/25	6,375	6,414
Pfizer Inc.	2.750%	6/3/26	17,160	18,986
Pfizer Inc.	3.000%	12/15/26	21,398	24,110
Pfizer Inc.	3.600%	9/15/28	15,800	18,611
Pfizer Inc.	3.450%	3/15/29	23,785	27,811
Pfizer Inc.	2.625%	4/1/30	18,295	20,299
Pfizer Inc.	1.700%	5/28/30	14,150	14,556
Pfizer Inc.	4.000%	12/15/36	15,855	19,313
Pfizer Inc.	4.100%	9/15/38	11,050	13,723
Pfizer Inc.	3.900%	3/15/39	17,274	21,039
Pfizer Inc.	7.200%	3/15/39	17,389	28,936
Pfizer Inc.	2.550%	5/28/40	11,500	11,895
Pfizer Inc.	5.600%	9/15/40	1,700	2,466
Pfizer Inc.	4.300%	6/15/43	12,396	15,839
Pfizer Inc.	4.400%	5/15/44	20,904	27,579
Pfizer Inc.	4.125%	12/15/46	15,829	20,134
Pfizer Inc.	4.200%	9/15/48	15,980	20,556
Pfizer Inc.	4.000%	3/15/49	6,645	8,382
Pfizer Inc.	2.700%	5/28/50	25,868	26,881
Pharmacia LLC	6.600%	12/1/28	7,990	11,096
Philip Morris International Inc.	2.900%	11/15/21	4,573	4,696
Philip Morris International Inc.	2.625%	2/18/22	2,273	2,339
Philip Morris International Inc.	2.375%	8/17/22	9,063	9,378
Philip Morris International Inc.	2.500%	8/22/22	3,162	3,284
Philip Morris International Inc.	2.500%	11/2/22	8,565	8,913
Philip Morris International Inc.	2.625%	3/6/23	7,310	7,677
Philip Morris International Inc.	1.125%	5/1/23	2,680	2,721
Philip Morris International Inc.	2.125%	5/10/23	9,215	9,554
Philip Morris International Inc.	3.600%	11/15/23	12,466	13,602
Philip Morris International Inc.	2.875%	5/1/24	17,605	18,851
Philip Morris International Inc.	3.250%	11/10/24	14,670	16,162
Philip Morris International Inc.	1.500%	5/1/25	7,821	8,063
Philip Morris International Inc.	3.375%	8/11/25	9,674	10,739
Philip Morris International Inc.	2.750%	2/25/26	15,591	17,109
Philip Morris International Inc.	3.125%	8/17/27	2,393	2,674
Philip Morris International Inc.	3.125%	3/2/28	6,900	7,619
Philip Morris International Inc.	3.375%	8/15/29	9,245	10,523
Philip Morris International Inc.	2.100%	5/1/30	13,525	13,899
Philip Morris International Inc.	6.375%	5/16/38	14,272	21,149
Philip Morris International Inc.	4.375%	11/15/41	12,424	15,232
Philip Morris International Inc.	4.500%	3/20/42	9,930	12,263
Philip Morris International Inc.	3.875%	8/21/42	8,965	10,109
Philip Morris International Inc.	4.125%	3/4/43	10,935	12,796
Philip Morris International Inc.	4.875%	11/15/43	11,338	14,520
Philip Morris International Inc.	4.250%	11/10/44	17,112	20,611
4 Procter & Gamble - Esop	9.360%	1/1/21	377	383
Procter & Gamble Co.	1.700%	11/3/21	14,181	14,415
Procter & Gamble Co.	2.300%	2/6/22	11,335	11,652
Procter & Gamble Co.	2.150%	8/11/22	7,021	7,269
Procter & Gamble Co.	3.100%	8/15/23	15,255	16,449
Procter & Gamble Co.	2.450%	3/25/25	8,877	9,591
Procter & Gamble Co.	2.700%	2/2/26	11,703	13,061
Procter & Gamble Co.	2.450%	11/3/26	12,650	13,957
Procter & Gamble Co.	2.800%	3/25/27	18,250	20,390

Procter & Gamble Co.	2.850%	8/11/27	4,835	5,430
Procter & Gamble Co.	3.000%	3/25/30	23,026	26,677
Procter & Gamble Co.	5.500%	2/1/34	6,035	8,792
Procter & Gamble Co.	5.800%	8/15/34	3,529	5,258
Procter & Gamble Co.	5.550%	3/5/37	1,500	2,290
Procter & Gamble Co.	3.550%	3/25/40	12,591	15,302
Procter & Gamble Co.	3.500%	10/25/47	11,921	14,744
Procter & Gamble Co.	3.600%	3/25/50	19,818	24,980
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	2,125	2,305
Providence St. Joseph Health Obligated
Group	2.532%	10/1/29	8,861	9,430
4 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	4,868	5,544
4 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	4,075	4,893
Quest Diagnostics Inc.	4.250%	4/1/24	4,565	5,059
Quest Diagnostics Inc.	3.500%	3/30/25	6,420	7,104
Quest Diagnostics Inc.	3.450%	6/1/26	7,629	8,595
Quest Diagnostics Inc.	4.200%	6/30/29	3,475	4,121
Quest Diagnostics Inc.	2.950%	6/30/30	10,910	11,904
Quest Diagnostics Inc.	2.800%	6/30/31	6,700	7,213
Quest Diagnostics Inc.	5.750%	1/30/40	1,368	1,763
Quest Diagnostics Inc.	4.700%	3/30/45	2,898	3,651
Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	16,327	15,915
Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	11,770	10,995
Reynolds American Inc.	4.000%	6/12/22	11,880	12,526
Reynolds American Inc.	4.850%	9/15/23	4,175	4,659
Reynolds American Inc.	4.450%	6/12/25	34,672	38,997
Reynolds American Inc.	5.700%	8/15/35	15,563	19,536
Reynolds American Inc.	7.250%	6/15/37	5,730	7,600
Reynolds American Inc.	8.125%	5/1/40	2,569	3,539
Reynolds American Inc.	7.000%	8/4/41	3,375	4,295
Reynolds American Inc.	6.150%	9/15/43	10,117	12,665
Reynolds American Inc.	5.850%	8/15/45	26,584	32,351
6 Royalty Pharma plc	0.750%	9/2/23	12,850	12,793
6 Royalty Pharma plc	1.200%	9/2/25	12,800	12,758
6 Royalty Pharma plc	1.750%	9/2/27	14,000	13,955
6 Royalty Pharma plc	2.200%	9/2/30	13,575	13,484
6 Royalty Pharma plc	3.300%	9/2/40	16,300	15,971
6 Royalty Pharma plc	3.550%	9/2/50	10,000	9,556
RUSH Obligated Group	3.922%	11/15/29	3,800	4,415
RWJ Barnabas Health Inc.	3.949%	7/1/46	5,753	6,584
RWJ Barnabas Health Inc.	3.477%	7/1/49	1,750	1,888
Sanofi	3.375%	6/19/23	15,300	16,469
Sanofi	3.625%	6/19/28	17,345	20,246
Sharp HealthCare	2.680%	8/1/50	3,575	3,585
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	11,186	11,381
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	46,336	49,114
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	37,717	41,838
Spectrum Health System Obligated Group	3.487%	7/15/49	3,652	4,155
SSM Health Care Corp.	3.688%	6/1/23	8,575	9,224
SSM Health Care Corp.	3.823%	6/1/27	5,200	5,707
Stanford Health Care	3.310%	8/15/30	100	114
Stanford Health Care	3.795%	11/15/48	6,850	8,362
Stryker Corp.	3.375%	5/15/24	12,870	13,975
Stryker Corp.	1.150%	6/15/25	5,400	5,467

Stryker Corp.	3.375%	11/1/25	12,375	13,823
Stryker Corp.	3.500%	3/15/26	10,015	11,291
Stryker Corp.	3.650%	3/7/28	7,295	8,441
Stryker Corp.	1.950%	6/15/30	12,450	12,665
Stryker Corp.	4.100%	4/1/43	4,500	5,320
Stryker Corp.	4.375%	5/15/44	7,695	9,494
Stryker Corp.	4.625%	3/15/46	7,235	9,408
Stryker Corp.	2.900%	6/15/50	8,775	8,984
Sutter Health	3.695%	8/15/28	3,700	4,150
Sutter Health	4.091%	8/15/48	4,950	5,843
Sysco Corp.	2.600%	6/12/22	3,250	3,357
Sysco Corp.	3.550%	3/15/25	5,190	5,653
Sysco Corp.	5.650%	4/1/25	305	361
Sysco Corp.	3.750%	10/1/25	7,290	8,009
Sysco Corp.	3.300%	7/15/26	9,910	10,800
Sysco Corp.	3.250%	7/15/27	20,876	22,445
Sysco Corp.	2.400%	2/15/30	2,100	2,103
Sysco Corp.	5.950%	4/1/30	15,750	19,877
Sysco Corp.	6.600%	4/1/40	12,897	17,508
Sysco Corp.	4.850%	10/1/45	7,060	7,995
Sysco Corp.	4.500%	4/1/46	6,265	6,873
Sysco Corp.	4.450%	3/15/48	7,467	8,057
Sysco Corp.	3.300%	2/15/50	6,350	5,963
Sysco Corp.	6.600%	4/1/50	14,700	20,578
Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	13,600	14,106
Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	14,991	16,652
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	23,350	28,959
Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	24,715	25,021
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	12,600	13,070
Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	31,325	31,995
Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	17,450	18,195
Texas Health Resources	2.328%	11/15/50	3,750	3,490
4 Texas Health Resources	4.330%	11/15/55	2,843	3,838
Thermo Fisher Scientific Inc.	3.000%	4/15/23	12,051	12,741
Thermo Fisher Scientific Inc.	4.150%	2/1/24	8,139	8,991
Thermo Fisher Scientific Inc.	4.133%	3/25/25	17,011	19,379
Thermo Fisher Scientific Inc.	3.650%	12/15/25	9,925	11,267
Thermo Fisher Scientific Inc.	2.950%	9/19/26	15,695	17,450
Thermo Fisher Scientific Inc.	3.200%	8/15/27	8,797	9,879
Thermo Fisher Scientific Inc.	2.600%	10/1/29	10,380	11,304
Thermo Fisher Scientific Inc.	4.497%	3/25/30	5,125	6,318
Thermo Fisher Scientific Inc.	5.300%	2/1/44	7,288	10,267
Thermo Fisher Scientific Inc.	4.100%	8/15/47	7,600	9,658
Toledo Hospital	5.325%	11/15/28	4,100	4,615
Toledo Hospital	5.750%	11/15/38	5,000	5,833
Toledo Hospital	6.015%	11/15/48	4,750	5,447
Trinity Health Corp.	4.125%	12/1/45	6,815	8,197
4 Trinity Health Corp.	3.434%	12/1/48	1,660	1,733
Tyson Foods Inc.	2.250%	8/23/21	4,180	4,244
Tyson Foods Inc.	4.500%	6/15/22	20,495	21,745
Tyson Foods Inc.	3.900%	9/28/23	3,300	3,609
Tyson Foods Inc.	3.950%	8/15/24	19,341	21,481
Tyson Foods Inc.	4.000%	3/1/26	12,053	13,779
Tyson Foods Inc.	3.550%	6/2/27	15,940	18,002
Tyson Foods Inc.	4.350%	3/1/29	22,943	27,801
Tyson Foods Inc.	4.875%	8/15/34	9,241	12,061
Tyson Foods Inc.	5.150%	8/15/44	13,927	18,483

Tyson Foods Inc.	4.550%	6/2/47	10,325	12,934
Tyson Foods Inc.	5.100%	9/28/48	17,422	23,955
Unilever Capital Corp.	2.750%	3/22/21	4,006	4,053
Unilever Capital Corp.	1.375%	7/28/21	10,405	10,504
Unilever Capital Corp.	3.000%	3/7/22	9,850	10,217
Unilever Capital Corp.	2.200%	5/5/22	900	926
Unilever Capital Corp.	0.375%	9/14/23	2,000	2,003
Unilever Capital Corp.	3.250%	3/7/24	16,450	17,895
Unilever Capital Corp.	2.600%	5/5/24	24,325	26,039
Unilever Capital Corp.	3.100%	7/30/25	9,825	10,948
Unilever Capital Corp.	2.000%	7/28/26	10,625	11,325
Unilever Capital Corp.	2.900%	5/5/27	6,350	7,082
Unilever Capital Corp.	3.500%	3/22/28	12,875	14,898
Unilever Capital Corp.	2.125%	9/6/29	12,270	12,982
Unilever Capital Corp.	1.375%	9/14/30	4,000	4,027
Unilever Capital Corp.	5.900%	11/15/32	8,975	13,213
6 Universal Health Services Inc.	2.650%	10/15/30	3,500	3,483
6 Upjohn Inc.	1.125%	6/22/22	13,250	13,350
6 Upjohn Inc.	1.650%	6/22/25	9,250	9,455
6 Upjohn Inc.	2.300%	6/22/27	11,825	12,206
6 Upjohn Inc.	2.700%	6/22/30	32,650	33,773
6 Upjohn Inc.	3.850%	6/22/40	19,750	21,343
6 Upjohn Inc.	4.000%	6/22/50	28,175	29,841
UPMC	3.600%	4/3/25	6,550	7,265
Whirlpool Corp.	4.700%	6/1/22	4,380	4,675
Whirlpool Corp.	4.000%	3/1/24	3,529	3,879
Whirlpool Corp.	3.700%	5/1/25	3,788	4,247
Whirlpool Corp.	4.750%	2/26/29	8,615	10,460
Whirlpool Corp.	4.500%	6/1/46	6,082	7,203
Whirlpool Corp.	4.600%	5/15/50	3,325	4,132
4 Willis-Knighton Medical Center	4.813%	9/1/48	3,721	4,676
Wyeth LLC	7.250%	3/1/23	2,400	2,785
Wyeth LLC	6.450%	2/1/24	10,325	12,291
Wyeth LLC	6.500%	2/1/34	8,985	13,950
Wyeth LLC	6.000%	2/15/36	5,465	7,906
Wyeth LLC	5.950%	4/1/37	24,913	37,025
Yale-New Haven Health Services Corp.	2.496%	7/1/50	5,100	4,971
Zeneca Wilmington Inc.	7.000%	11/15/23	4,275	5,063
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	6,005	6,163
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	10,075	10,417
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	6,575	7,047
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	21,280	23,518
Zimmer Biomet Holdings Inc.	3.050%	1/15/26	1,500	1,646
Zimmer Biomet Holdings Inc.	3.550%	3/20/30	7,100	7,950
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,650	2,169
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	8,945	9,925
Zoetis Inc.	3.250%	2/1/23	14,745	15,557
Zoetis Inc.	4.500%	11/13/25	4,325	5,054
Zoetis Inc.	3.000%	9/12/27	11,104	12,426
Zoetis Inc.	3.900%	8/20/28	6,450	7,654
Zoetis Inc.	2.000%	5/15/30	13,300	13,731
Zoetis Inc.	4.700%	2/1/43	14,228	18,671
Zoetis Inc.	3.950%	9/12/47	8,547	10,498
Zoetis Inc.	4.450%	8/20/48	4,825	6,276
Zoetis Inc.	3.000%	5/15/50	5,825	6,216

Energy (2.3%)
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	2.773%	12/15/22	14,918	15,594
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.337%	12/15/27	16,305	17,290
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.138%	11/7/29	6,205	6,449
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.486%	5/1/30	4,614	5,270
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.080%	12/15/47	17,465	17,460
Baker Hughes Holdings LLC	5.125%	9/15/40	14,938	17,620
Boardwalk Pipelines LP	3.375%	2/1/23	3,425	3,502
Boardwalk Pipelines LP	4.950%	12/15/24	8,335	9,103
Boardwalk Pipelines LP	5.950%	6/1/26	13,490	15,580
Boardwalk Pipelines LP	4.450%	7/15/27	9,462	10,163
BP Capital Markets America Inc.	2.112%	9/16/21	10,701	10,864
BP Capital Markets America Inc.	3.245%	5/6/22	23,054	24,065
BP Capital Markets America Inc.	2.520%	9/19/22	8,150	8,443
BP Capital Markets America Inc.	2.937%	4/6/23	7,430	7,851
BP Capital Markets America Inc.	2.750%	5/10/23	10,191	10,741
BP Capital Markets America Inc.	3.216%	11/28/23	18,853	20,259
BP Capital Markets America Inc.	3.790%	2/6/24	3,682	4,027
BP Capital Markets America Inc.	3.224%	4/14/24	3,050	3,288
BP Capital Markets America Inc.	3.194%	4/6/25	6,520	7,164
BP Capital Markets America Inc.	3.796%	9/21/25	19,029	21,474
BP Capital Markets America Inc.	3.410%	2/11/26	14,036	15,640
BP Capital Markets America Inc.	3.119%	5/4/26	18,198	20,061
BP Capital Markets America Inc.	3.017%	1/16/27	8,297	9,084
BP Capital Markets America Inc.	3.543%	4/6/27	4,250	4,762
BP Capital Markets America Inc.	3.588%	4/14/27	5,250	5,882
BP Capital Markets America Inc.	3.937%	9/21/28	13,850	16,066
BP Capital Markets America Inc.	4.234%	11/6/28	17,325	20,481
BP Capital Markets America Inc.	3.633%	4/6/30	21,895	25,087
BP Capital Markets America Inc.	1.749%	8/10/30	5,250	5,228
BP Capital Markets America Inc.	3.000%	2/24/50	27,570	26,359
BP Capital Markets America Inc.	2.772%	11/10/50	14,850	13,568
BP Capital Markets plc	3.561%	11/1/21	16,020	16,556
BP Capital Markets plc	3.062%	3/17/22	4,000	4,150
BP Capital Markets plc	3.245%	5/6/22	12,913	13,479
BP Capital Markets plc	2.500%	11/6/22	14,787	15,369
BP Capital Markets plc	3.994%	9/26/23	7,305	8,017
BP Capital Markets plc	3.814%	2/10/24	6,981	7,659
BP Capital Markets plc	3.535%	11/4/24	24,366	26,898
BP Capital Markets plc	3.506%	3/17/25	19,759	21,977
BP Capital Markets plc	3.279%	9/19/27	26,300	29,177
BP Capital Markets plc	3.723%	11/28/28	15,309	17,509
Burlington Resources Finance Co.	7.200%	8/15/31	3,455	5,009
Burlington Resources Finance Co.	7.400%	12/1/31	5,765	8,427
Canadian Natural Resources Ltd.	3.450%	11/15/21	6,588	6,728
Canadian Natural Resources Ltd.	2.950%	1/15/23	15,347	15,942
Canadian Natural Resources Ltd.	3.800%	4/15/24	6,673	7,157
Canadian Natural Resources Ltd.	3.900%	2/1/25	290	314
Canadian Natural Resources Ltd.	2.050%	7/15/25	5,000	5,078
Canadian Natural Resources Ltd.	3.850%	6/1/27	21,428	23,115
Canadian Natural Resources Ltd.	2.950%	7/15/30	8,000	8,016
Canadian Natural Resources Ltd.	7.200%	1/15/32	5,718	7,326

Canadian Natural Resources Ltd.	6.450%	6/30/33	7,323	8,998
Canadian Natural Resources Ltd.	5.850%	2/1/35	4,325	5,260
Canadian Natural Resources Ltd.	6.500%	2/15/37	10,197	12,389
Canadian Natural Resources Ltd.	6.250%	3/15/38	11,599	13,803
Canadian Natural Resources Ltd.	6.750%	2/1/39	5,584	7,015
Canadian Natural Resources Ltd.	4.950%	6/1/47	6,050	6,723
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	11,114	12,781
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	11,322	12,893
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	26,209	29,092
6 Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	19,330	20,031
Chevron Corp.	2.411%	3/3/22	4,995	5,119
Chevron Corp.	2.498%	3/3/22	8,340	8,579
Chevron Corp.	2.355%	12/5/22	24,032	24,901
Chevron Corp.	1.141%	5/11/23	16,850	17,162
Chevron Corp.	2.566%	5/16/23	5,900	6,209
Chevron Corp.	3.191%	6/24/23	22,078	23,612
Chevron Corp.	2.895%	3/3/24	15,570	16,715
Chevron Corp.	1.554%	5/11/25	29,900	30,906
Chevron Corp.	3.326%	11/17/25	6,457	7,243
Chevron Corp.	2.954%	5/16/26	22,361	24,823
Chevron Corp.	1.995%	5/11/27	7,800	8,232
Chevron Corp.	2.236%	5/11/30	21,000	22,251
Chevron Corp.	2.978%	5/11/40	6,500	6,975
Chevron Corp.	3.078%	5/11/50	11,900	12,678
Chevron USA Inc.	0.333%	8/12/22	5,330	5,335
Chevron USA Inc.	0.426%	8/11/23	3,150	3,153
Chevron USA Inc.	0.687%	8/12/25	7,900	7,866
Chevron USA Inc.	1.018%	8/12/27	4,650	4,628
Chevron USA Inc.	2.343%	8/12/50	10,600	9,890
Cimarex Energy Co.	4.375%	6/1/24	10,950	11,716
Cimarex Energy Co.	3.900%	5/15/27	14,026	14,096
Cimarex Energy Co.	4.375%	3/15/29	2,278	2,341
Columbia Pipeline Group Inc.	4.500%	6/1/25	18,475	21,288
Columbia Pipeline Group Inc.	5.800%	6/1/45	5,450	7,088
Concho Resources Inc.	3.750%	10/1/27	29,796	32,105
Concho Resources Inc.	4.300%	8/15/28	26,805	29,620
Concho Resources Inc.	2.400%	2/15/31	3,500	3,338
Concho Resources Inc.	4.875%	10/1/47	10,893	12,025
Concho Resources Inc.	4.850%	8/15/48	9,458	10,487
Conoco Funding Co.	7.250%	10/15/31	562	845
ConocoPhillips	5.900%	10/15/32	14,456	19,729
ConocoPhillips	5.900%	5/15/38	9,680	13,213
ConocoPhillips	6.500%	2/1/39	28,859	42,157
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	8,100	11,097
ConocoPhillips Co.	3.350%	11/15/24	3,123	3,413
ConocoPhillips Co.	4.950%	3/15/26	20,454	24,417
ConocoPhillips Co.	4.300%	11/15/44	10,712	12,777
ConocoPhillips Co.	5.950%	3/15/46	500	735
ConocoPhillips Holding Co.	6.950%	4/15/29	25,059	34,746
Devon Energy Corp.	5.850%	12/15/25	4,151	4,649
Devon Energy Corp.	7.950%	4/15/32	5,705	7,367
Devon Energy Corp.	5.600%	7/15/41	15,405	15,540
Devon Energy Corp.	4.750%	5/15/42	10,249	9,480
Devon Energy Corp.	5.000%	6/15/45	10,488	9,990
Devon Financing Co. LLC	7.875%	9/30/31	7,787	10,035
Diamondback Energy Inc.	2.875%	12/1/24	12,205	12,358
Diamondback Energy Inc.	4.750%	5/31/25	1,600	1,722

Diamondback Energy Inc.	5.375%	5/31/25	4,500	4,669
Diamondback Energy Inc.	3.250%	12/1/26	24,396	24,428
Diamondback Energy Inc.	3.500%	12/1/29	23,875	22,920
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	13,725	14,778
Dominion Energy Gas Holdings LLC	2.500%	11/15/24	5,500	5,847
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	7,750	8,544
Dominion Energy Gas Holdings LLC	3.000%	11/15/29	4,100	4,512
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	6,535	8,178
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	5,035	6,273
Dominion Energy Gas Holdings LLC	3.900%	11/15/49	200	231
Enable Midstream Partners LP	3.900%	5/15/24	16,700	16,366
Enable Midstream Partners LP	4.400%	3/15/27	12,490	11,990
Enable Midstream Partners LP	4.950%	5/15/28	16,060	15,741
Enable Midstream Partners LP	5.000%	5/15/44	1,185	1,002
Enbridge Energy Partners LP	4.200%	9/15/21	1,482	1,520
Enbridge Energy Partners LP	5.875%	10/15/25	4,585	5,468
Enbridge Energy Partners LP	7.500%	4/15/38	9,910	13,572
Enbridge Energy Partners LP	5.500%	9/15/40	3,540	4,209
Enbridge Energy Partners LP	7.375%	10/15/45	12,606	18,191
Enbridge Inc.	2.900%	7/15/22	7,430	7,709
Enbridge Inc.	4.000%	10/1/23	3,000	3,244
Enbridge Inc.	2.500%	1/15/25	6,450	6,729
Enbridge Inc.	4.250%	12/1/26	9,432	10,815
Enbridge Inc.	3.700%	7/15/27	26,050	28,784
Enbridge Inc.	3.125%	11/15/29	11,900	12,613
Enbridge Inc.	4.500%	6/10/44	8,985	10,097
Enbridge Inc.	5.500%	12/1/46	700	907
Enbridge Inc.	4.000%	11/15/49	5,775	6,118
Energy Transfer Operating LP	5.200%	2/1/22	8,554	8,853
Energy Transfer Operating LP	3.600%	2/1/23	20,586	21,101
Energy Transfer Operating LP	4.250%	3/15/23	22,740	23,650
Energy Transfer Operating LP	4.200%	9/15/23	7,420	7,819
Energy Transfer Operating LP	4.900%	2/1/24	2,029	2,163
Energy Transfer Operating LP	4.500%	4/15/24	1,250	1,322
Energy Transfer Operating LP	4.050%	3/15/25	21,900	22,940
Energy Transfer Operating LP	2.900%	5/15/25	10,834	10,875
Energy Transfer Operating LP	4.750%	1/15/26	14,800	15,780
Energy Transfer Operating LP	4.200%	4/15/27	7,300	7,510
Energy Transfer Operating LP	5.500%	6/1/27	17,500	19,228
Energy Transfer Operating LP	5.250%	4/15/29	15,148	16,265
Energy Transfer Operating LP	3.750%	5/15/30	13,325	12,909
Energy Transfer Operating LP	4.900%	3/15/35	4,948	4,682
Energy Transfer Operating LP	6.250%	4/15/49	18,680	19,264
Energy Transfer Operating LP	5.000%	5/15/50	29,020	26,698
Energy Transfer Partners LP	4.950%	6/15/28	16,475	17,443
Energy Transfer Partners LP	6.625%	10/15/36	3,980	4,144
Energy Transfer Partners LP	5.800%	6/15/38	9,725	9,579
Energy Transfer Partners LP	7.500%	7/1/38	5,882	6,691
Energy Transfer Partners LP	6.050%	6/1/41	8,370	8,380
Energy Transfer Partners LP	6.500%	2/1/42	12,383	12,940
Energy Transfer Partners LP	5.150%	2/1/43	2,074	1,885
Energy Transfer Partners LP	5.950%	10/1/43	5,272	5,180
Energy Transfer Partners LP	5.150%	3/15/45	4,328	3,911
Energy Transfer Partners LP	6.125%	12/15/45	19,444	19,493
Energy Transfer Partners LP	5.300%	4/15/47	9,430	8,758
Energy Transfer Partners LP	6.000%	6/15/48	16,235	16,255
Enterprise Products Operating LLC	3.500%	2/1/22	10,354	10,742

Enterprise Products Operating LLC	4.050%	2/15/22	475	496
Enterprise Products Operating LLC	3.350%	3/15/23	21,699	22,937
Enterprise Products Operating LLC	3.900%	2/15/24	15,624	17,004
Enterprise Products Operating LLC	3.750%	2/15/25	23,060	25,632
Enterprise Products Operating LLC	3.700%	2/15/26	8,102	9,096
Enterprise Products Operating LLC	3.950%	2/15/27	3,247	3,686
Enterprise Products Operating LLC	3.125%	7/31/29	27,935	30,303
Enterprise Products Operating LLC	2.800%	1/31/30	17,325	18,333
Enterprise Products Operating LLC	6.875%	3/1/33	6,693	8,908
Enterprise Products Operating LLC	6.650%	10/15/34	1,760	2,338
Enterprise Products Operating LLC	7.550%	4/15/38	3,544	4,940
Enterprise Products Operating LLC	6.125%	10/15/39	13,461	17,173
Enterprise Products Operating LLC	5.950%	2/1/41	10,706	13,366
Enterprise Products Operating LLC	5.700%	2/15/42	6,495	8,011
Enterprise Products Operating LLC	4.850%	8/15/42	8,704	9,903
Enterprise Products Operating LLC	4.450%	2/15/43	16,823	18,197
Enterprise Products Operating LLC	4.850%	3/15/44	11,740	13,280
Enterprise Products Operating LLC	5.100%	2/15/45	6,507	7,530
Enterprise Products Operating LLC	4.900%	5/15/46	26,028	29,334
Enterprise Products Operating LLC	4.250%	2/15/48	24,980	26,245
Enterprise Products Operating LLC	4.800%	2/1/49	12,561	14,306
Enterprise Products Operating LLC	4.200%	1/31/50	23,950	25,208
Enterprise Products Operating LLC	3.700%	1/31/51	12,520	12,321
Enterprise Products Operating LLC	3.200%	2/15/52	8,100	7,333
Enterprise Products Operating LLC	4.950%	10/15/54	8,720	10,032
Enterprise Products Operating LLC	3.950%	1/31/60	19,895	19,553
4 Enterprise Products Operating LLC	4.875%	8/16/77	600	522
4 Enterprise Products Operating LLC	5.250%	8/16/77	5,975	5,676
4 Enterprise Products Operating LLC	5.375%	2/15/78	10,640	9,416
EOG Resources Inc.	2.625%	3/15/23	10,683	11,136
EOG Resources Inc.	3.150%	4/1/25	8,281	9,044
EOG Resources Inc.	4.150%	1/15/26	14,160	16,187
EOG Resources Inc.	4.375%	4/15/30	12,215	14,379
EOG Resources Inc.	4.950%	4/15/50	18,930	23,029
Exxon Mobil Corp.	2.397%	3/6/22	32,210	33,052
Exxon Mobil Corp.	1.902%	8/16/22	9,158	9,386
Exxon Mobil Corp.	2.726%	3/1/23	37,422	39,352
Exxon Mobil Corp.	1.571%	4/15/23	23,250	23,897
Exxon Mobil Corp.	2.019%	8/16/24	18,667	19,620
Exxon Mobil Corp.	2.709%	3/6/25	10,215	11,013
Exxon Mobil Corp.	2.992%	3/19/25	48,600	53,203
Exxon Mobil Corp.	3.043%	3/1/26	16,426	18,120
Exxon Mobil Corp.	2.275%	8/16/26	13,056	13,962
Exxon Mobil Corp.	3.294%	3/19/27	10,000	11,192
Exxon Mobil Corp.	2.440%	8/16/29	15,650	16,785
Exxon Mobil Corp.	3.482%	3/19/30	21,440	24,534
Exxon Mobil Corp.	2.610%	10/15/30	30,388	32,680
Exxon Mobil Corp.	2.995%	8/16/39	11,350	11,918
Exxon Mobil Corp.	4.227%	3/19/40	27,450	33,536
Exxon Mobil Corp.	3.567%	3/6/45	16,800	18,176
Exxon Mobil Corp.	4.114%	3/1/46	19,325	22,754
Exxon Mobil Corp.	3.095%	8/16/49	25,450	25,764
Exxon Mobil Corp.	4.327%	3/19/50	51,517	64,195
Exxon Mobil Corp.	3.452%	4/15/51	35,425	38,885
Halliburton Co.	3.500%	8/1/23	1,603	1,695
Halliburton Co.	3.800%	11/15/25	7,999	8,669
Halliburton Co.	2.920%	3/1/30	24,529	24,130

Halliburton Co.	4.850%	11/15/35	18,546	19,659
Halliburton Co.	6.700%	9/15/38	14,098	17,094
Halliburton Co.	4.500%	11/15/41	2,060	2,006
Halliburton Co.	4.750%	8/1/43	11,381	11,239
Halliburton Co.	5.000%	11/15/45	29,443	30,253
Helmerich & Payne Inc.	4.650%	3/15/25	5,000	5,491
Hess Corp.	3.500%	7/15/24	3,350	3,442
Hess Corp.	4.300%	4/1/27	9,140	9,528
Hess Corp.	7.875%	10/1/29	7,493	9,216
Hess Corp.	7.300%	8/15/31	5,023	6,059
Hess Corp.	7.125%	3/15/33	5,892	7,092
Hess Corp.	6.000%	1/15/40	17,160	18,769
Hess Corp.	5.600%	2/15/41	17,408	18,866
Hess Corp.	5.800%	4/1/47	800	880
HollyFrontier Corp.	2.625%	10/1/23	2,300	2,301
HollyFrontier Corp.	5.875%	4/1/26	3,820	4,178
HollyFrontier Corp.	4.500%	10/1/30	5,000	4,845
Husky Energy Inc.	3.950%	4/15/22	12,771	13,168
Husky Energy Inc.	4.000%	4/15/24	13,898	14,695
Husky Energy Inc.	4.400%	4/15/29	10,850	11,325
Husky Energy Inc.	6.800%	9/15/37	3,316	4,118
Kinder Morgan Energy Partners LP	5.000%	10/1/21	13,815	14,258
Kinder Morgan Energy Partners LP	4.150%	3/1/22	6,364	6,651
Kinder Morgan Energy Partners LP	3.950%	9/1/22	8,949	9,418
Kinder Morgan Energy Partners LP	3.450%	2/15/23	10,544	11,063
Kinder Morgan Energy Partners LP	3.500%	9/1/23	14,399	15,316
Kinder Morgan Energy Partners LP	4.150%	2/1/24	450	492
Kinder Morgan Energy Partners LP	4.300%	5/1/24	21,611	23,762
Kinder Morgan Energy Partners LP	4.250%	9/1/24	2,534	2,806
Kinder Morgan Energy Partners LP	7.400%	3/15/31	435	587
Kinder Morgan Energy Partners LP	7.300%	8/15/33	3,690	5,009
Kinder Morgan Energy Partners LP	5.800%	3/15/35	7,149	8,714
Kinder Morgan Energy Partners LP	6.500%	2/1/37	22,321	27,639
Kinder Morgan Energy Partners LP	6.950%	1/15/38	6,021	7,831
Kinder Morgan Energy Partners LP	6.500%	9/1/39	8,095	10,125
Kinder Morgan Energy Partners LP	6.550%	9/15/40	8,500	10,683
Kinder Morgan Energy Partners LP	7.500%	11/15/40	7,675	10,447
Kinder Morgan Energy Partners LP	6.375%	3/1/41	4,237	5,243
Kinder Morgan Energy Partners LP	5.625%	9/1/41	12,464	14,418
Kinder Morgan Energy Partners LP	5.000%	8/15/42	5,774	6,513
Kinder Morgan Energy Partners LP	4.700%	11/1/42	12,224	12,984
Kinder Morgan Energy Partners LP	5.000%	3/1/43	4,491	5,002
Kinder Morgan Energy Partners LP	5.500%	3/1/44	12,504	14,616
Kinder Morgan Energy Partners LP	5.400%	9/1/44	3,045	3,510
Kinder Morgan Inc.	2.000%	2/15/31	10,000	9,596
Kinder Morgan Inc.	5.300%	12/1/34	18,109	21,510
Kinder Morgan Inc.	5.550%	6/1/45	18,148	21,599
Kinder Morgan Inc.	3.250%	8/1/50	8,165	7,313
Kinder Morgan Inc.	3.150%	1/15/23	10,749	11,273
Kinder Morgan Inc.	4.300%	6/1/25	10,049	11,308
Kinder Morgan Inc.	4.300%	3/1/28	18,544	21,149
Kinder Morgan Inc.	7.800%	8/1/31	5,400	7,552
Kinder Morgan Inc.	7.750%	1/15/32	11,050	15,231
Kinder Morgan Inc.	5.050%	2/15/46	11,571	13,040
Kinder Morgan Inc.	5.200%	3/1/48	350	408
Magellan Midstream Partners LP	5.000%	3/1/26	8,716	10,090
Magellan Midstream Partners LP	3.250%	6/1/30	7,600	8,130

Magellan Midstream Partners LP	5.150%	10/15/43	191	220
Magellan Midstream Partners LP	4.250%	9/15/46	4,444	4,609
Magellan Midstream Partners LP	4.200%	10/3/47	13,068	13,504
Magellan Midstream Partners LP	4.850%	2/1/49	6,375	7,344
Magellan Midstream Partners LP	3.950%	3/1/50	3,450	3,517
Marathon Oil Corp.	2.800%	11/1/22	13,339	13,622
Marathon Oil Corp.	3.850%	6/1/25	10,000	10,263
Marathon Oil Corp.	4.400%	7/15/27	16,952	16,782
Marathon Oil Corp.	6.800%	3/15/32	6,865	7,260
Marathon Oil Corp.	6.600%	10/1/37	16,405	16,836
Marathon Oil Corp.	5.200%	6/1/45	2,000	1,870
Marathon Petroleum Corp.	5.375%	10/1/22	2,125	2,125
Marathon Petroleum Corp.	4.500%	5/1/23	7,000	7,551
Marathon Petroleum Corp.	4.750%	12/15/23	6,303	6,894
Marathon Petroleum Corp.	5.125%	4/1/24	1,000	1,018
Marathon Petroleum Corp.	3.625%	9/15/24	7,380	7,878
Marathon Petroleum Corp.	4.700%	5/1/25	8,333	9,406
Marathon Petroleum Corp.	5.125%	12/15/26	25,220	29,350
Marathon Petroleum Corp.	3.800%	4/1/28	8,450	9,158
Marathon Petroleum Corp.	6.500%	3/1/41	16,514	20,065
Marathon Petroleum Corp.	4.750%	9/15/44	8,472	8,800
Marathon Petroleum Corp.	4.500%	4/1/48	6,856	6,933
Marathon Petroleum Corp.	5.000%	9/15/54	6,683	6,861
MPLX LP	3.500%	12/1/22	5,310	5,556
MPLX LP	3.375%	3/15/23	5,677	5,982
MPLX LP	4.500%	7/15/23	19,500	21,084
MPLX LP	4.875%	12/1/24	32,651	36,447
MPLX LP	5.250%	1/15/25	2,637	2,729
MPLX LP	4.000%	2/15/25	5,008	5,465
MPLX LP	4.875%	6/1/25	8,284	9,371
MPLX LP	1.750%	3/1/26	11,100	11,086
MPLX LP	4.125%	3/1/27	14,891	16,250
MPLX LP	4.250%	12/1/27	19,315	21,585
MPLX LP	4.000%	3/15/28	12,158	13,191
MPLX LP	2.650%	8/15/30	10,000	9,800
MPLX LP	4.500%	4/15/38	19,240	19,625
MPLX LP	5.200%	3/1/47	16,915	18,184
MPLX LP	5.200%	12/1/47	18,985	20,361
MPLX LP	4.700%	4/15/48	15,900	16,119
MPLX LP	5.500%	2/15/49	20,565	23,033
MPLX LP	4.900%	4/15/58	5,000	5,063
National Fuel Gas Co.	4.900%	12/1/21	2,312	2,391
National Fuel Gas Co.	3.750%	3/1/23	3,660	3,794
National Fuel Gas Co.	5.200%	7/15/25	2,519	2,776
National Fuel Gas Co.	5.500%	1/15/26	3,850	4,195
National Fuel Gas Co.	3.950%	9/15/27	3,190	3,258
National Fuel Gas Co.	4.750%	9/1/28	10,055	10,454
National Oilwell Varco Inc.	3.600%	12/1/29	7,150	6,936
National Oilwell Varco Inc.	3.950%	12/1/42	8,588	7,547
Newfield Exploration Co.	5.375%	1/1/26	1,850	1,734
Noble Energy Inc.	3.900%	11/15/24	6,225	6,793
Noble Energy Inc.	3.850%	1/15/28	9,225	10,378
Noble Energy Inc.	3.250%	10/15/29	4,600	5,100
Noble Energy Inc.	6.000%	3/1/41	13,123	18,225
Noble Energy Inc.	5.250%	11/15/43	14,537	19,098
Noble Energy Inc.	5.050%	11/15/44	10,525	13,459
Noble Energy Inc.	4.950%	8/15/47	6,205	8,113

Noble Energy Inc.	4.200%	10/15/49	1,120	1,357
ONEOK Inc.	4.250%	2/1/22	12,375	12,776
ONEOK Inc.	7.500%	9/1/23	15,093	17,262
ONEOK Inc.	2.750%	9/1/24	5,300	5,426
ONEOK Inc.	2.200%	9/15/25	2,850	2,811
ONEOK Inc.	4.000%	7/13/27	13,425	13,841
ONEOK Inc.	4.550%	7/15/28	2,050	2,164
ONEOK Inc.	4.350%	3/15/29	11,461	11,917
ONEOK Inc.	3.400%	9/1/29	26,860	26,342
ONEOK Inc.	3.100%	3/15/30	18,000	17,325
ONEOK Inc.	6.350%	1/15/31	3,125	3,631
ONEOK Inc.	6.000%	6/15/35	1,450	1,594
ONEOK Inc.	4.950%	7/13/47	13,756	13,063
ONEOK Inc.	5.200%	7/15/48	6,865	6,596
ONEOK Inc.	4.450%	9/1/49	9,532	8,415
ONEOK Inc.	4.500%	3/15/50	14,765	13,086
ONEOK Inc.	7.150%	1/15/51	4,450	5,270
ONEOK Partners LP	3.375%	10/1/22	14,915	15,474
ONEOK Partners LP	4.900%	3/15/25	8,813	9,649
ONEOK Partners LP	6.650%	10/1/36	15,589	17,481
ONEOK Partners LP	6.850%	10/15/37	7,155	8,073
ONEOK Partners LP	6.125%	2/1/41	5,745	6,058
ONEOK Partners LP	6.200%	9/15/43	2,183	2,300
Petro-Canada	5.350%	7/15/33	3,830	4,459
Petro-Canada	5.950%	5/15/35	7,930	9,754
Petro-Canada	6.800%	5/15/38	12,093	15,715
Phillips 66	4.300%	4/1/22	15,540	16,390
Phillips 66	3.700%	4/6/23	3,000	3,210
Phillips 66	3.850%	4/9/25	10,883	12,058
Phillips 66	3.900%	3/15/28	8,760	9,846
Phillips 66	2.150%	12/15/30	28,750	27,834
Phillips 66	4.650%	11/15/34	16,748	19,979
Phillips 66	5.875%	5/1/42	17,831	23,369
Phillips 66	4.875%	11/15/44	11,563	13,721
Phillips 66 Partners LP	2.450%	12/15/24	4,250	4,359
Phillips 66 Partners LP	3.605%	2/15/25	9,516	10,057
Phillips 66 Partners LP	3.550%	10/1/26	2,500	2,636
Phillips 66 Partners LP	3.750%	3/1/28	5,725	5,964
Phillips 66 Partners LP	3.150%	12/15/29	10,748	10,683
Phillips 66 Partners LP	4.680%	2/15/45	7,200	7,215
Phillips 66 Partners LP	4.900%	10/1/46	5,733	5,920
Pioneer Natural Resources Co.	4.450%	1/15/26	9,993	11,567
Pioneer Natural Resources Co.	1.900%	8/15/30	11,500	10,798
Plains All American Pipeline LP	3.800%	9/15/30	5,650	5,466
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	4,886	5,003
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	15,838	16,122
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	4,417	4,622
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	24,715	25,447
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	10,849	11,653
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	11,520	12,289

Plains All American Pipeline LP / PAA
Finance Corp.	3.550%	12/15/29	11,055	10,687
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	3,239	3,582
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	7,375	6,991
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	14,783	12,593
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	10,518	9,418
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	2,600	2,369
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	11,910	12,458
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	21,120	22,231
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	6,700	7,084
Sabine Pass Liquefaction LLC	6.250%	3/15/22	14,675	15,553
Sabine Pass Liquefaction LLC	5.625%	4/15/23	16,508	18,081
Sabine Pass Liquefaction LLC	5.750%	5/15/24	23,600	26,715
Sabine Pass Liquefaction LLC	5.625%	3/1/25	20,235	23,129
Sabine Pass Liquefaction LLC	5.875%	6/30/26	15,037	17,781
Sabine Pass Liquefaction LLC	5.000%	3/15/27	21,167	23,839
Sabine Pass Liquefaction LLC	4.200%	3/15/28	18,806	20,408
6 Sabine Pass Liquefaction LLC	4.500%	5/15/30	20,270	22,824
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	2,000	2,018
Schlumberger Investment SA	3.650%	12/1/23	18,390	19,856
Schlumberger Investment SA	2.650%	6/26/30	20,240	20,299
Shell International Finance BV	1.750%	9/12/21	13,575	13,764
Shell International Finance BV	2.375%	8/21/22	13,431	13,934
Shell International Finance BV	2.250%	1/6/23	7,578	7,880
Shell International Finance BV	3.400%	8/12/23	10,845	11,726
Shell International Finance BV	0.375%	9/15/23	7,000	6,973
Shell International Finance BV	3.500%	11/13/23	10,766	11,707
Shell International Finance BV	2.000%	11/7/24	10,000	10,491
Shell International Finance BV	2.375%	4/6/25	29,005	30,947
Shell International Finance BV	3.250%	5/11/25	27,634	30,536
Shell International Finance BV	2.875%	5/10/26	25,866	28,633
Shell International Finance BV	2.500%	9/12/26	19,685	21,434
Shell International Finance BV	3.875%	11/13/28	16,835	19,633
Shell International Finance BV	2.375%	11/7/29	27,025	28,509
Shell International Finance BV	2.750%	4/6/30	20,500	22,335
Shell International Finance BV	4.125%	5/11/35	13,580	16,259
Shell International Finance BV	6.375%	12/15/38	28,482	41,838
Shell International Finance BV	5.500%	3/25/40	9,103	12,641
Shell International Finance BV	3.625%	8/21/42	9,594	10,314
Shell International Finance BV	4.550%	8/12/43	13,487	16,621
Shell International Finance BV	4.375%	5/11/45	30,879	37,657
Shell International Finance BV	4.000%	5/10/46	34,733	40,200
Shell International Finance BV	3.750%	9/12/46	7,520	8,384
Shell International Finance BV	3.125%	11/7/49	25,045	25,720
Shell International Finance BV	3.250%	4/6/50	27,015	28,639
Spectra Energy Partners LP	4.750%	3/15/24	6,460	7,197
Spectra Energy Partners LP	3.500%	3/15/25	14,508	15,822
Spectra Energy Partners LP	3.375%	10/15/26	12,698	13,889
Spectra Energy Partners LP	5.950%	9/25/43	1,026	1,288

Spectra Energy Partners LP	4.500%	3/15/45	14,700	16,597
Suncor Energy Inc.	2.800%	5/15/23	8,725	9,128
Suncor Energy Inc.	3.600%	12/1/24	4,990	5,433
Suncor Energy Inc.	3.100%	5/15/25	7,500	8,062
Suncor Energy Inc.	7.150%	2/1/32	5,708	7,452
Suncor Energy Inc.	5.950%	12/1/34	3,787	4,687
Suncor Energy Inc.	6.500%	6/15/38	23,388	29,878
Suncor Energy Inc.	6.850%	6/1/39	1,250	1,619
Suncor Energy Inc.	4.000%	11/15/47	14,957	15,282
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	1,100	1,140
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,789	1,831
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	7,743	8,101
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	4,910	5,591
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	8,185	8,400
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	10,790	10,884
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	10,355	10,614
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,075	943
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	7,978	7,459
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	15,877	14,785
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	11,227	10,581
TC PipeLines LP	3.900%	5/25/27	6,500	6,976
TechnipFMC plc	3.450%	10/1/22	5,322	5,500
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,580	1,961
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	4,520	5,806
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,792	2,436
6 Texas Eastern Transmission LP	2.800%	10/15/22	165	169
Texas Eastern Transmission LP	7.000%	7/15/32	5,860	7,890
Tosco Corp.	8.125%	2/15/30	1,150	1,664
Total Capital Canada Ltd.	2.750%	7/15/23	25,840	27,457
Total Capital International SA	2.875%	2/17/22	7,581	7,837
Total Capital International SA	2.700%	1/25/23	11,450	12,037
Total Capital International SA	3.700%	1/15/24	25,266	27,709
Total Capital International SA	3.750%	4/10/24	3,690	4,074
Total Capital International SA	2.434%	1/10/25	9,500	10,094
Total Capital International SA	3.455%	2/19/29	16,650	19,112
Total Capital International SA	2.829%	1/10/30	19,966	22,045
Total Capital International SA	2.986%	6/29/41	7,950	8,260
Total Capital International SA	3.461%	7/12/49	9,550	10,456
Total Capital International SA	3.127%	5/29/50	32,355	33,653
Total Capital International SA	3.386%	6/29/60	2,000	2,090
Total Capital SA	4.250%	12/15/21	250	261
Total Capital SA	3.883%	10/11/28	8,495	10,013
TransCanada PipeLines Ltd.	2.500%	8/1/22	16,124	16,624
TransCanada PipeLines Ltd.	3.750%	10/16/23	5,107	5,520
TransCanada PipeLines Ltd.	4.875%	1/15/26	13,117	15,405
TransCanada PipeLines Ltd.	4.250%	5/15/28	13,050	15,025
TransCanada PipeLines Ltd.	4.100%	4/15/30	28,602	32,973
TransCanada PipeLines Ltd.	4.625%	3/1/34	17,825	20,878
TransCanada PipeLines Ltd.	5.600%	3/31/34	3,955	5,001
TransCanada PipeLines Ltd.	5.850%	3/15/36	15,515	20,533
TransCanada PipeLines Ltd.	6.200%	10/15/37	20,316	27,902
TransCanada PipeLines Ltd.	4.750%	5/15/38	18,850	22,262
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,575	2,379
TransCanada PipeLines Ltd.	6.100%	6/1/40	10,460	13,921
TransCanada PipeLines Ltd.	5.000%	10/16/43	21,175	25,441
TransCanada PipeLines Ltd.	4.875%	5/15/48	24,322	30,008
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	7,573	9,806

Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5,766	6,427
6 Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	10,625	11,438
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,318	1,614
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	4,396	4,856
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	5,197	5,962
6 Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	11,815	12,292
Valero Energy Corp.	2.700%	4/15/23	14,000	14,506
Valero Energy Corp.	1.200%	3/15/24	5,000	4,988
Valero Energy Corp.	3.650%	3/15/25	3,905	4,206
Valero Energy Corp.	2.850%	4/15/25	8,050	8,431
Valero Energy Corp.	3.400%	9/15/26	16,470	17,692
Valero Energy Corp.	2.150%	9/15/27	5,150	5,115
Valero Energy Corp.	4.350%	6/1/28	20,452	22,681
Valero Energy Corp.	4.000%	4/1/29	22,494	24,576
Valero Energy Corp.	7.500%	4/15/32	10,191	13,805
Valero Energy Corp.	6.625%	6/15/37	16,013	20,178
Valero Energy Corp.	4.900%	3/15/45	8,800	9,739
Valero Energy Partners LP	4.375%	12/15/26	6,912	7,734
Valero Energy Partners LP	4.500%	3/15/28	9,000	10,038
Williams Cos. Inc.	4.000%	11/15/21	9,199	9,471
Williams Cos. Inc.	3.600%	3/15/22	14,996	15,521
Williams Cos. Inc.	3.350%	8/15/22	10,525	10,932
Williams Cos. Inc.	3.700%	1/15/23	14,125	14,919
Williams Cos. Inc.	4.500%	11/15/23	5,800	6,344
Williams Cos. Inc.	4.300%	3/4/24	15,533	16,992
Williams Cos. Inc.	4.550%	6/24/24	28,767	31,849
Williams Cos. Inc.	3.900%	1/15/25	16,526	18,009
Williams Cos. Inc.	4.000%	9/15/25	9,325	10,292
Williams Cos. Inc.	3.750%	6/15/27	15,000	16,447
Williams Cos. Inc.	3.500%	11/15/30	14,050	15,265
Williams Cos. Inc.	7.500%	1/15/31	550	721
Williams Cos. Inc.	6.300%	4/15/40	11,030	13,604
Williams Cos. Inc.	5.800%	11/15/43	14,805	17,285
Williams Cos. Inc.	5.400%	3/4/44	8,500	9,552
Williams Cos. Inc.	5.750%	6/24/44	13,542	16,081
Williams Cos. Inc.	4.900%	1/15/45	6,300	6,812
Williams Cos. Inc.	5.100%	9/15/45	19,990	22,294
Williams Cos. Inc.	4.850%	3/1/48	10,225	11,465

Other Industrial (0.2%)
4 American University	3.672%	4/1/49	4,750	5,390
4 Boston University	4.061%	10/1/48	4,871	6,374
Brown University in Providence in the State
of Rhode Island and Providence Plant	2.924%	9/1/50	5,000	5,430
California Institute of Technology	4.321%	8/1/45	475	617
California Institute of Technology	4.700%	11/1/11	10,890	15,175
CBRE Services Inc.	5.250%	3/15/25	5,043	5,816
CBRE Services Inc.	4.875%	3/1/26	14,015	16,380
Cintas Corp. No. 2	2.900%	4/1/22	5,325	5,508
Cintas Corp. No. 2	3.250%	6/1/22	4,915	5,102
Cintas Corp. No. 2	3.700%	4/1/27	11,705	13,480
4 Duke University	2.682%	10/1/44	16,500	17,252
4 Duke University	2.832%	10/1/55	11,470	12,479
Emory University	2.143%	9/1/30	9,500	10,041
Emory University	2.969%	9/1/50	4,450	4,864
Georgetown University	4.315%	4/1/49	3,900	4,998
Georgetown University	2.943%	4/1/50	8,260	8,275

Georgetown University	5.215%	10/1/18	3,412	4,623
4 Johns Hopkins University	4.083%	7/1/53	4,225	5,606
4 Johns Hopkins University	2.813%	1/1/60	4,850	5,153
Leland Stanford Junior University	3.647%	5/1/48	28,561	35,188
Leland Stanford Junior University	2.413%	6/1/50	1,000	1,037
4 Massachusetts Institute of Technology	3.959%	7/1/38	7,875	9,856
Massachusetts Institute of Technology	2.989%	7/1/50	4,600	5,290
Massachusetts Institute of Technology	5.600%	7/1/11	9,921	17,462
Massachusetts Institute of Technology	4.678%	7/1/14	11,024	16,209
Massachusetts Institute of Technology	3.885%	7/1/16	4,740	5,941
4 Northwestern University	4.643%	12/1/44	11,125	14,823
4 Northwestern University	2.640%	12/1/50	4,242	4,430
4 Northwestern University	3.662%	12/1/57	4,294	5,458
President & Fellows of Harvard College	4.875%	10/15/40	6,100	8,582
President & Fellows of Harvard College	3.150%	7/15/46	7,774	8,997
President & Fellows of Harvard College	2.517%	10/15/50	8,985	9,280
President & Fellows of Harvard College	3.300%	7/15/56	2,760	3,344
6 President & Fellows of Harvard College	6.500%	1/15/39	100	162
Quanta Services Inc.	2.900%	10/1/30	12,825	13,059
Steelcase Inc.	5.125%	1/18/29	4,815	5,392
4 Trustees of Boston College	3.129%	7/1/52	4,560	5,095
Trustees of the University of Pennsylvania	2.396%	10/1/50	5,825	5,847
4 University of Chicago	2.761%	4/1/45	4,469	4,587
4 University of Chicago	2.547%	4/1/50	9,375	9,313
4 University of Chicago	4.003%	10/1/53	6,610	8,346
4 University of Notre Dame du Lac	3.438%	2/15/45	11,934	14,130
University of Notre Dame du Lac	3.394%	2/15/48	4,825	5,660
University of Pennsylvania	4.674%	9/1/12	11,845	16,655
University of Pennsylvania	3.610%	2/15/19	2,810	3,114
4 University of Southern California	3.028%	10/1/39	9,125	9,966
4 University of Southern California	3.841%	10/1/47	13,625	17,153
University of Southern California	2.805%	10/1/50	3,975	4,209
University of Southern California	3.226%	10/1/20	1,015	1,076
4 William Marsh Rice University	3.574%	5/15/45	16,330	19,654
Yale University	0.873%	4/15/25	6,350	6,434
Yale University	1.482%	4/15/30	10,730	10,889
Yale University	2.402%	4/15/50	8,450	8,682

Technology (2.6%)
Adobe Inc.	1.700%	2/1/23	4,233	4,361
Adobe Inc.	1.900%	2/1/25	1,200	1,268
Adobe Inc.	3.250%	2/1/25	14,841	16,414
Adobe Inc.	2.150%	2/1/27	11,880	12,737
Adobe Inc.	2.300%	2/1/30	17,100	18,431
Alphabet Inc.	3.375%	2/25/24	4,460	4,906
Alphabet Inc.	0.450%	8/15/25	13,103	13,049
Alphabet Inc.	1.998%	8/15/26	4,572	4,885
Alphabet Inc.	0.800%	8/15/27	13,000	12,910
Alphabet Inc.	1.100%	8/15/30	27,800	27,556
Alphabet Inc.	1.900%	8/15/40	16,000	15,334
Alphabet Inc.	2.050%	8/15/50	32,450	30,033
Alphabet Inc.	2.250%	8/15/60	25,100	23,511
Altera Corp.	4.100%	11/15/23	7,396	8,235
Amdocs Ltd.	2.538%	6/15/30	9,000	9,337
Analog Devices Inc.	2.500%	12/5/21	5,600	5,721
Analog Devices Inc.	2.875%	6/1/23	14,050	14,836
Analog Devices Inc.	3.125%	12/5/23	10,898	11,710

Analog Devices Inc.	2.950%	4/1/25	4,177	4,548
Analog Devices Inc.	3.900%	12/15/25	1,664	1,904
Analog Devices Inc.	3.500%	12/5/26	11,665	13,186
Analog Devices Inc.	5.300%	12/15/45	850	1,171
Apple Inc.	2.150%	2/9/22	31,124	31,917
Apple Inc.	2.500%	2/9/22	19,995	20,562
Apple Inc.	2.300%	5/11/22	23,845	24,583
Apple Inc.	2.700%	5/13/22	27,588	28,683
Apple Inc.	2.100%	9/12/22	5,315	5,492
Apple Inc.	2.400%	1/13/23	12,100	12,708
Apple Inc.	2.850%	2/23/23	20,690	21,826
Apple Inc.	2.400%	5/3/23	62,213	65,443
Apple Inc.	0.750%	5/11/23	17,800	17,981
Apple Inc.	3.000%	2/9/24	4,104	4,419
Apple Inc.	3.450%	5/6/24	20,532	22,625
Apple Inc.	2.850%	5/11/24	25,482	27,443
Apple Inc.	1.800%	9/11/24	10,386	10,861
Apple Inc.	2.750%	1/13/25	21,163	22,945
Apple Inc.	2.500%	2/9/25	23,928	25,807
Apple Inc.	1.125%	5/11/25	40,109	40,977
Apple Inc.	3.200%	5/13/25	25,818	28,819
Apple Inc.	0.550%	8/20/25	11,150	11,147
Apple Inc.	3.250%	2/23/26	24,145	27,148
Apple Inc.	2.450%	8/4/26	46,033	50,151
Apple Inc.	2.050%	9/11/26	11,650	12,456
Apple Inc.	3.350%	2/9/27	32,677	37,260
Apple Inc.	3.200%	5/11/27	41,239	46,806
Apple Inc.	3.000%	6/20/27	2,000	2,250
Apple Inc.	2.900%	9/12/27	47,002	52,744
Apple Inc.	3.000%	11/13/27	7,372	8,330
Apple Inc.	2.200%	9/11/29	24,870	26,713
Apple Inc.	1.650%	5/11/30	24,500	25,307
Apple Inc.	1.250%	8/20/30	16,000	15,949
Apple Inc.	4.500%	2/23/36	14,934	19,845
Apple Inc.	3.850%	5/4/43	40,194	50,046
Apple Inc.	4.450%	5/6/44	10,817	14,526
Apple Inc.	3.450%	2/9/45	26,856	31,407
Apple Inc.	4.375%	5/13/45	25,710	34,359
Apple Inc.	4.650%	2/23/46	43,201	60,098
Apple Inc.	3.850%	8/4/46	28,455	35,258
Apple Inc.	4.250%	2/9/47	12,575	16,691
Apple Inc.	3.750%	9/12/47	18,665	22,947
Apple Inc.	3.750%	11/13/47	12,730	15,646
Apple Inc.	2.950%	9/11/49	31,223	34,131
Apple Inc.	2.650%	5/11/50	37,235	38,656
Apple Inc.	2.400%	8/20/50	16,450	16,274
Apple Inc.	2.550%	8/20/60	22,525	22,253
Applied Materials Inc.	3.900%	10/1/25	16,000	18,422
Applied Materials Inc.	3.300%	4/1/27	13,950	15,795
Applied Materials Inc.	1.750%	6/1/30	9,100	9,344
Applied Materials Inc.	5.100%	10/1/35	8,064	11,142
Applied Materials Inc.	5.850%	6/15/41	9,446	14,069
Applied Materials Inc.	4.350%	4/1/47	11,875	15,728
Applied Materials Inc.	2.750%	6/1/50	10,235	10,707
Arrow Electronics Inc.	3.500%	4/1/22	4,350	4,491
Arrow Electronics Inc.	4.500%	3/1/23	2,154	2,297
Arrow Electronics Inc.	3.250%	9/8/24	9,054	9,764

Arrow Electronics Inc.	4.000%	4/1/25	4,487	4,841
Arrow Electronics Inc.	3.875%	1/12/28	6,300	6,959
Autodesk Inc.	3.600%	12/15/22	1,725	1,824
Autodesk Inc.	4.375%	6/15/25	3,463	3,966
Autodesk Inc.	3.500%	6/15/27	11,610	13,175
Autodesk Inc.	2.850%	1/15/30	6,100	6,746
Avnet Inc.	3.750%	12/1/21	2,000	2,049
Avnet Inc.	4.875%	12/1/22	6,870	7,382
Avnet Inc.	4.625%	4/15/26	6,730	7,503
Baidu Inc.	2.875%	7/6/22	10,200	10,506
Baidu Inc.	3.500%	11/28/22	8,525	8,930
Baidu Inc.	3.875%	9/29/23	10,650	11,450
Baidu Inc.	4.375%	5/14/24	9,400	10,324
Baidu Inc.	3.075%	4/7/25	6,000	6,363
Baidu Inc.	3.625%	7/6/27	9,050	9,930
Baidu Inc.	4.375%	3/29/28	5,900	6,749
Baidu Inc.	4.875%	11/14/28	7,400	8,784
Baidu Inc.	3.425%	4/7/30	4,425	4,854
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.650%	1/15/23	17,100	17,757
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	41,140	44,200
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.125%	1/15/25	7,750	8,263
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	55,077	61,042
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.500%	1/15/28	16,365	17,720
Broadcom Inc.	3.125%	10/15/22	16,000	16,719
Broadcom Inc.	2.250%	11/15/23	12,000	12,475
Broadcom Inc.	3.625%	10/15/24	17,673	19,266
Broadcom Inc.	4.700%	4/15/25	20,275	23,005
Broadcom Inc.	3.150%	11/15/25	33,000	35,592
Broadcom Inc.	4.250%	4/15/26	31,550	35,684
Broadcom Inc.	3.459%	9/15/26	40,105	43,676
Broadcom Inc.	4.110%	9/15/28	26,246	29,354
Broadcom Inc.	4.750%	4/15/29	37,000	42,953
Broadcom Inc.	5.000%	4/15/30	25,390	29,932
Broadcom Inc.	4.150%	11/15/30	38,000	42,638
Broadcom Inc.	4.300%	11/15/32	26,100	29,773
Broadridge Financial Solutions Inc.	3.400%	6/27/26	7,350	8,183
Broadridge Financial Solutions Inc.	2.900%	12/1/29	6,381	6,900
CA Inc.	4.700%	3/15/27	1,300	1,434
Cadence Design Systems Inc.	4.375%	10/15/24	3,992	4,485
Cisco Systems Inc.	3.000%	6/15/22	757	793
Cisco Systems Inc.	2.600%	2/28/23	2,808	2,957
Cisco Systems Inc.	2.200%	9/20/23	11,715	12,312
Cisco Systems Inc.	3.625%	3/4/24	13,003	14,412
Cisco Systems Inc.	3.500%	6/15/25	4,297	4,878
Cisco Systems Inc.	2.950%	2/28/26	6,455	7,195
Cisco Systems Inc.	2.500%	9/20/26	6,175	6,766
Cisco Systems Inc.	5.900%	2/15/39	17,491	26,501
Cisco Systems Inc.	5.500%	1/15/40	30,787	45,560
Citrix Systems Inc.	4.500%	12/1/27	8,780	10,053
Citrix Systems Inc.	3.300%	3/1/30	6,925	7,326
Corning Inc.	2.900%	5/15/22	5,575	5,755
Corning Inc.	4.700%	3/15/37	5,511	6,702

Corning Inc.	5.750%	8/15/40	10,331	13,997
Corning Inc.	4.750%	3/15/42	5,900	7,395
Corning Inc.	5.350%	11/15/48	5,391	7,363
Corning Inc.	4.375%	11/15/57	6,555	7,872
Corning Inc.	5.850%	11/15/68	2,045	2,716
Corning Inc.	5.450%	11/15/79	4,600	5,847
6 Dell International LLC / EMC Corp.	5.450%	6/15/23	40,175	43,963
6 Dell International LLC / EMC Corp.	4.000%	7/15/24	12,450	13,452
6 Dell International LLC / EMC Corp.	5.850%	7/15/25	12,742	14,867
6 Dell International LLC / EMC Corp.	4.900%	10/1/26	10,000	11,261
6 Dell International LLC / EMC Corp.	6.100%	7/15/27	7,749	9,155
6 Dell International LLC / EMC Corp.	5.300%	10/1/29	22,640	25,828
6 Dell International LLC / EMC Corp.	6.200%	7/15/30	12,800	15,324
6 Dell International LLC / EMC Corp.	8.100%	7/15/36	20,843	27,301
6 Dell International LLC / EMC Corp.	8.350%	7/15/46	25,850	34,228
6 Diamond 1 Finance Corp / Diamond 2
Finance Corp	6.020%	6/15/26	49,633	58,407
DXC Technology Co.	4.000%	4/15/23	7,640	8,048
DXC Technology Co.	4.250%	4/15/24	13,410	14,432
DXC Technology Co.	4.125%	4/15/25	13,215	14,176
DXC Technology Co.	4.750%	4/15/27	2,800	3,139
Equifax Inc.	3.600%	8/15/21	1,550	1,589
Equifax Inc.	3.300%	12/15/22	2,450	2,570
Equifax Inc.	3.950%	6/15/23	3,180	3,445
Equifax Inc.	2.600%	12/1/24	4,641	4,943
Equifax Inc.	2.600%	12/15/25	5,030	5,386
Equifax Inc.	3.100%	5/15/30	8,647	9,418
Equinix Inc.	2.625%	11/18/24	13,125	13,962
Equinix Inc.	1.250%	7/15/25	16,299	16,429
Equinix Inc.	1.000%	9/15/25	4,500	4,460
Equinix Inc.	2.900%	11/18/26	8,700	9,380
Equinix Inc.	5.375%	5/15/27	115	125
Equinix Inc.	1.800%	7/15/27	6,150	6,213
Equinix Inc.	1.550%	3/15/28	4,000	4,004
Equinix Inc.	3.200%	11/18/29	15,758	17,341
Equinix Inc.	2.150%	7/15/30	15,589	15,762
Equinix Inc.	3.000%	7/15/50	7,250	7,185
Equinix Inc.	2.950%	9/15/51	3,000	2,920
Fidelity National Information Services Inc.	3.500%	4/15/23	10,511	11,198
Fidelity National Information Services Inc.	3.875%	6/5/24	4,543	5,010
Fidelity National Information Services Inc.	5.000%	10/15/25	850	1,012
Fidelity National Information Services Inc.	3.000%	8/15/26	27,846	30,903
Fidelity National Information Services Inc.	4.250%	5/15/28	1,563	1,875
Fidelity National Information Services Inc.	3.750%	5/21/29	8,948	10,521
Fidelity National Information Services Inc.	4.500%	8/15/46	1,345	1,709
Fiserv Inc.	3.500%	10/1/22	9,700	10,229
Fiserv Inc.	3.800%	10/1/23	15,402	16,789
Fiserv Inc.	2.750%	7/1/24	27,812	29,729
Fiserv Inc.	3.850%	6/1/25	29,687	33,429
Fiserv Inc.	3.200%	7/1/26	19,075	21,186
Fiserv Inc.	2.250%	6/1/27	14,145	14,928
Fiserv Inc.	4.200%	10/1/28	7,385	8,768
Fiserv Inc.	3.500%	7/1/29	42,780	48,672
Fiserv Inc.	2.650%	6/1/30	18,600	19,958
Fiserv Inc.	4.400%	7/1/49	32,212	40,414
Flex Ltd.	5.000%	2/15/23	8,645	9,445
Flex Ltd.	3.750%	2/1/26	5,000	5,457

Flex Ltd.	4.875%	6/15/29	9,150	10,534
Flex Ltd.	4.875%	5/12/30	3,000	3,414
FLIR Systems Inc.	2.500%	8/1/30	6,500	6,642
Global Payments Inc.	3.750%	6/1/23	4,838	5,177
Global Payments Inc.	4.000%	6/1/23	7,638	8,286
Global Payments Inc.	2.650%	2/15/25	24,559	26,070
Global Payments Inc.	4.800%	4/1/26	10,126	11,838
Global Payments Inc.	4.450%	6/1/28	6,895	8,009
Global Payments Inc.	3.200%	8/15/29	25,711	28,033
Global Payments Inc.	2.900%	5/15/30	9,395	10,041
Global Payments Inc.	4.150%	8/15/49	18,188	21,184
Hewlett Packard Enterprise Co.	3.500%	10/5/21	4,350	4,473
Hewlett Packard Enterprise Co.	4.400%	10/15/22	23,200	24,790
Hewlett Packard Enterprise Co.	2.250%	4/1/23	6,100	6,290
Hewlett Packard Enterprise Co.	4.450%	10/2/23	15,100	16,604
Hewlett Packard Enterprise Co.	1.450%	4/1/24	7,800	7,890
Hewlett Packard Enterprise Co.	4.650%	10/1/24	13,229	14,921
Hewlett Packard Enterprise Co.	4.900%	10/15/25	29,225	33,483
Hewlett Packard Enterprise Co.	1.750%	4/1/26	4,455	4,486
Hewlett Packard Enterprise Co.	6.200%	10/15/35	16,714	20,910
Hewlett Packard Enterprise Co.	6.350%	10/15/45	18,338	23,291
HP Inc.	4.050%	9/15/22	2,100	2,238
HP Inc.	2.200%	6/17/25	20,000	20,950
HP Inc.	3.000%	6/17/27	30,128	32,490
HP Inc.	3.400%	6/17/30	23,300	24,961
HP Inc.	6.000%	9/15/41	12,299	14,990
IBM Credit LLC	3.600%	11/30/21	10,645	11,048
IBM Credit LLC	2.200%	9/8/22	8,890	9,201
IBM Credit LLC	3.000%	2/6/23	10,510	11,127
Intel Corp.	3.300%	10/1/21	25,567	26,337
Intel Corp.	3.100%	7/29/22	16,996	17,843
Intel Corp.	2.700%	12/15/22	28,112	29,588
Intel Corp.	2.875%	5/11/24	14,690	15,863
Intel Corp.	3.400%	3/25/25	18,550	20,728
Intel Corp.	3.700%	7/29/25	30,348	34,403
Intel Corp.	2.600%	5/19/26	21,252	23,287
Intel Corp.	3.750%	3/25/27	18,100	21,095
Intel Corp.	2.450%	11/15/29	31,700	34,484
Intel Corp.	3.900%	3/25/30	21,275	25,658
Intel Corp.	4.000%	12/15/32	12,295	15,387
Intel Corp.	4.600%	3/25/40	7,016	9,293
Intel Corp.	4.800%	10/1/41	18,484	25,228
Intel Corp.	4.250%	12/15/42	8,266	10,414
Intel Corp.	4.900%	7/29/45	3,313	4,586
Intel Corp.	4.100%	5/19/46	15,697	19,582
Intel Corp.	4.100%	5/11/47	14,177	17,815
Intel Corp.	3.734%	12/8/47	43,029	51,260
Intel Corp.	3.250%	11/15/49	19,396	21,620
Intel Corp.	4.750%	3/25/50	31,740	43,513
Intel Corp.	3.100%	2/15/60	9,200	9,838
Intel Corp.	4.950%	3/25/60	8,726	12,712
International Business Machines Corp.	2.500%	1/27/22	11,060	11,383
International Business Machines Corp.	2.850%	5/13/22	44,600	46,408
International Business Machines Corp.	1.875%	8/1/22	16,208	16,655
International Business Machines Corp.	2.875%	11/9/22	23,085	24,275
International Business Machines Corp.	3.375%	8/1/23	25,440	27,510
International Business Machines Corp.	3.625%	2/12/24	23,475	25,739

International Business Machines Corp.	3.000%	5/15/24	37,650	40,784
International Business Machines Corp.	7.000%	10/30/25	6,765	8,802
International Business Machines Corp.	3.450%	2/19/26	12,267	13,887
International Business Machines Corp.	3.300%	5/15/26	53,000	59,713
International Business Machines Corp.	3.300%	1/27/27	1,500	1,698
International Business Machines Corp.	1.700%	5/15/27	7,500	7,734
International Business Machines Corp.	6.220%	8/1/27	5,550	7,318
International Business Machines Corp.	6.500%	1/15/28	1,520	2,050
International Business Machines Corp.	3.500%	5/15/29	33,300	38,494
International Business Machines Corp.	1.950%	5/15/30	27,080	27,831
International Business Machines Corp.	5.875%	11/29/32	6,448	9,402
International Business Machines Corp.	4.150%	5/15/39	26,500	32,388
International Business Machines Corp.	5.600%	11/30/39	4,685	6,647
International Business Machines Corp.	2.850%	5/15/40	21,000	22,289
International Business Machines Corp.	4.000%	6/20/42	22,410	26,952
International Business Machines Corp.	4.250%	5/15/49	36,840	45,874
International Business Machines Corp.	2.950%	5/15/50	20,640	21,206
Intuit Inc.	0.650%	7/15/23	3,490	3,500
Intuit Inc.	0.950%	7/15/25	8,000	8,074
Intuit Inc.	1.350%	7/15/27	6,500	6,595
Intuit Inc.	1.650%	7/15/30	6,500	6,607
Jabil Inc.	4.700%	9/15/22	1,440	1,544
Jabil Inc.	3.950%	1/12/28	8,773	9,662
Jabil Inc.	3.600%	1/15/30	8,420	8,951
Jabil Inc.	3.000%	1/15/31	8,500	8,667
Juniper Networks Inc.	4.500%	3/15/24	3,185	3,560
Juniper Networks Inc.	4.350%	6/15/25	11,545	12,985
Juniper Networks Inc.	3.750%	8/15/29	10,065	11,524
Juniper Networks Inc.	5.950%	3/15/41	6,201	7,853
Keysight Technologies Inc.	4.550%	10/30/24	12,892	14,542
Keysight Technologies Inc.	4.600%	4/6/27	7,800	9,106
Keysight Technologies Inc.	3.000%	10/30/29	2,150	2,350
KLA Corp.	4.650%	11/1/24	17,405	19,874
KLA Corp.	4.100%	3/15/29	18,510	22,178
KLA Corp.	5.000%	3/15/49	5,310	7,104
KLA Corp.	3.300%	3/1/50	3,050	3,177
Lam Research Corp.	3.800%	3/15/25	5,504	6,191
Lam Research Corp.	3.750%	3/15/26	12,925	14,822
Lam Research Corp.	4.000%	3/15/29	12,650	15,147
Lam Research Corp.	1.900%	6/15/30	10,000	10,363
Lam Research Corp.	4.875%	3/15/49	11,290	15,862
Lam Research Corp.	2.875%	6/15/50	9,000	9,296
Lam Research Corp.	3.125%	6/15/60	4,000	4,259
6 Leidos Inc.	2.950%	5/15/23	7,400	7,779
6 Leidos Inc.	3.625%	5/15/25	6,400	7,096
6 Leidos Inc.	4.375%	5/15/30	11,000	12,870
Marvell Technology Group Ltd.	4.200%	6/22/23	6,867	7,408
Marvell Technology Group Ltd.	4.875%	6/22/28	5,975	7,170
Maxim Integrated Products Inc.	3.375%	3/15/23	5,200	5,523
Maxim Integrated Products Inc.	3.450%	6/15/27	5,400	5,995
Microchip Technology Inc.	4.333%	6/1/23	8,000	8,616
Micron Technology Inc.	4.640%	2/6/24	4,800	5,328
Micron Technology Inc.	4.975%	2/6/26	4,239	4,912
Micron Technology Inc.	4.185%	2/15/27	11,280	12,859
Micron Technology Inc.	5.327%	2/6/29	9,625	11,598
Micron Technology Inc.	4.663%	2/15/30	4,550	5,352
Microsoft Corp.	2.400%	2/6/22	35,269	36,217

Microsoft Corp.	2.375%	2/12/22	20,236	20,772
Microsoft Corp.	2.650%	11/3/22	14,260	14,914
Microsoft Corp.	2.125%	11/15/22	739	768
Microsoft Corp.	2.000%	8/8/23	13,197	13,777
Microsoft Corp.	3.625%	12/15/23	4,300	4,711
Microsoft Corp.	2.875%	2/6/24	35,996	38,705
Microsoft Corp.	2.700%	2/12/25	23,439	25,429
Microsoft Corp.	3.125%	11/3/25	34,007	38,014
Microsoft Corp.	2.400%	8/8/26	52,919	57,635
Microsoft Corp.	3.300%	2/6/27	44,515	50,891
Microsoft Corp.	3.500%	2/12/35	18,157	22,313
Microsoft Corp.	4.200%	11/3/35	7,505	9,847
Microsoft Corp.	3.450%	8/8/36	28,016	33,873
Microsoft Corp.	4.100%	2/6/37	28,817	37,379
Microsoft Corp.	3.500%	11/15/42	26,996	32,576
Microsoft Corp.	3.750%	2/12/45	400	500
Microsoft Corp.	4.450%	11/3/45	36,222	50,967
Microsoft Corp.	3.700%	8/8/46	74,715	93,407
Microsoft Corp.	4.250%	2/6/47	5,000	6,863
Microsoft Corp.	2.525%	6/1/50	86,821	90,472
Microsoft Corp.	4.000%	2/12/55	18,506	24,898
Microsoft Corp.	4.750%	11/3/55	8,783	12,925
Microsoft Corp.	3.950%	8/8/56	13,973	18,363
Microsoft Corp.	4.500%	2/6/57	100	144
Microsoft Corp.	2.675%	6/1/60	56,707	59,344
Motorola Solutions Inc.	4.000%	9/1/24	7,035	7,805
Motorola Solutions Inc.	4.600%	2/23/28	9,200	10,733
Motorola Solutions Inc.	4.600%	5/23/29	1,900	2,238
Motorola Solutions Inc.	2.300%	11/15/30	5,500	5,443
Motorola Solutions Inc.	5.500%	9/1/44	4,950	5,745
NetApp Inc.	3.300%	9/29/24	4,700	5,134
NetApp Inc.	1.875%	6/22/25	6,250	6,454
NetApp Inc.	2.375%	6/22/27	6,500	6,785
NetApp Inc.	2.700%	6/22/30	10,700	11,059
NVIDIA Corp.	3.200%	9/16/26	21,577	24,327
NVIDIA Corp.	2.850%	4/1/30	20,500	23,092
NVIDIA Corp.	3.500%	4/1/40	12,300	14,298
NVIDIA Corp.	3.500%	4/1/50	25,995	30,206
NVIDIA Corp.	3.700%	4/1/60	7,330	8,708
6 NXP BV / NXP Funding LLC	4.875%	3/1/24	10,000	11,187
6 NXP BV / NXP Funding LLC	5.350%	3/1/26	3,575	4,221
6 NXP BV / NXP Funding LLC	5.550%	12/1/28	4,750	5,874
6 NXP BV / NXP Funding LLC / NXP USA Inc.	2.700%	5/1/25	4,428	4,671
6 NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	5,000	5,590
6 NXP BV / NXP Funding LLC / NXP USA Inc.	3.150%	5/1/27	5,900	6,387
6 NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	10,550	12,168
6 NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	17,400	19,013
Oracle Corp.	1.900%	9/15/21	35,793	36,303
Oracle Corp.	2.500%	5/15/22	23,053	23,759
Oracle Corp.	2.500%	10/15/22	15,769	16,437
Oracle Corp.	2.625%	2/15/23	12,911	13,549
Oracle Corp.	3.625%	7/15/23	629	683
Oracle Corp.	2.400%	9/15/23	29,966	31,521
Oracle Corp.	3.400%	7/8/24	31,585	34,544
Oracle Corp.	2.950%	11/15/24	34,826	37,810
Oracle Corp.	2.500%	4/1/25	53,451	57,198
Oracle Corp.	2.950%	5/15/25	28,711	31,253

Oracle Corp.	2.650%	7/15/26	58,948	64,329
Oracle Corp.	2.800%	4/1/27	32,665	35,841
Oracle Corp.	3.250%	11/15/27	5,533	6,249
Oracle Corp.	2.950%	4/1/30	43,139	48,107
Oracle Corp.	3.250%	5/15/30	5,670	6,462
Oracle Corp.	4.300%	7/8/34	24,107	30,123
Oracle Corp.	3.900%	5/15/35	7,597	9,219
Oracle Corp.	3.850%	7/15/36	24,355	28,726
Oracle Corp.	3.800%	11/15/37	22,474	26,327
Oracle Corp.	6.125%	7/8/39	5,250	7,900
Oracle Corp.	3.600%	4/1/40	42,757	48,557
Oracle Corp.	5.375%	7/15/40	29,952	41,959
Oracle Corp.	4.500%	7/8/44	15,605	19,582
Oracle Corp.	4.125%	5/15/45	24,800	29,553
Oracle Corp.	4.000%	7/15/46	43,560	51,310
Oracle Corp.	4.000%	11/15/47	25,250	29,868
Oracle Corp.	3.600%	4/1/50	59,366	66,319
Oracle Corp.	4.375%	5/15/55	14,302	17,885
Oracle Corp.	3.850%	4/1/60	42,860	50,189
PayPal Holdings Inc.	2.200%	9/26/22	11,150	11,526
PayPal Holdings Inc.	1.350%	6/1/23	7,000	7,148
PayPal Holdings Inc.	2.400%	10/1/24	14,000	14,858
PayPal Holdings Inc.	1.650%	6/1/25	7,000	7,249
PayPal Holdings Inc.	2.650%	10/1/26	24,350	26,529
PayPal Holdings Inc.	2.850%	10/1/29	23,935	26,296
PayPal Holdings Inc.	2.300%	6/1/30	15,556	16,415
PayPal Holdings Inc.	3.250%	6/1/50	16,895	18,564
QUALCOMM Inc.	3.000%	5/20/22	9,090	9,464
QUALCOMM Inc.	2.600%	1/30/23	7,872	8,228
QUALCOMM Inc.	2.900%	5/20/24	14,190	15,262
QUALCOMM Inc.	3.450%	5/20/25	15,203	16,910
QUALCOMM Inc.	3.250%	5/20/27	21,776	24,405
6 QUALCOMM Inc.	1.300%	5/20/28	31,002	30,810
QUALCOMM Inc.	2.150%	5/20/30	7,216	7,532
6 QUALCOMM Inc.	1.650%	5/20/32	32,201	31,878
QUALCOMM Inc.	4.650%	5/20/35	10,476	13,990
QUALCOMM Inc.	4.800%	5/20/45	19,172	25,585
QUALCOMM Inc.	4.300%	5/20/47	18,838	24,042
QUALCOMM Inc.	3.250%	5/20/50	9,850	10,963
salesforce.com Inc.	3.250%	4/11/23	13,250	14,194
salesforce.com Inc.	3.700%	4/11/28	18,600	21,919
Seagate HDD Cayman	4.875%	3/1/24	6,990	7,610
Seagate HDD Cayman	4.750%	1/1/25	6,300	6,914
Seagate HDD Cayman	4.875%	6/1/27	3,995	4,459
6 Seagate HDD Cayman	4.091%	6/1/29	5,072	5,484
6 Seagate HDD Cayman	4.125%	1/15/31	3,282	3,553
Seagate HDD Cayman	5.750%	12/1/34	5,075	5,747
ServiceNow Inc.	1.400%	9/1/30	19,000	18,429
Tencent Music Entertainment Group	2.000%	9/3/30	690	675
Texas Instruments Inc.	1.850%	5/15/22	8,400	8,600
Texas Instruments Inc.	2.250%	5/1/23	150	157
Texas Instruments Inc.	2.625%	5/15/24	3,750	4,022
Texas Instruments Inc.	1.375%	3/12/25	12,145	12,567
Texas Instruments Inc.	2.900%	11/3/27	11,233	12,571
Texas Instruments Inc.	2.250%	9/4/29	13,775	14,762
Texas Instruments Inc.	1.750%	5/4/30	9,050	9,301
Texas Instruments Inc.	3.875%	3/15/39	9,100	11,229

Texas Instruments Inc.	4.150%	5/15/48	18,594	24,430
Trimble Inc.	4.150%	6/15/23	1,540	1,661
Trimble Inc.	4.750%	12/1/24	7,596	8,422
Trimble Inc.	4.900%	6/15/28	6,477	7,651
Tyco Electronics Group SA	3.500%	2/3/22	2,450	2,529
Tyco Electronics Group SA	3.450%	8/1/24	5,050	5,478
Tyco Electronics Group SA	3.700%	2/15/26	1,100	1,231
Tyco Electronics Group SA	3.125%	8/15/27	12,686	13,793
Tyco Electronics Group SA	7.125%	10/1/37	7,700	11,581
Verisk Analytics Inc.	4.125%	9/12/22	6,215	6,611
Verisk Analytics Inc.	4.000%	6/15/25	11,177	12,753
Verisk Analytics Inc.	4.125%	3/15/29	8,901	10,487
Verisk Analytics Inc.	5.500%	6/15/45	12,950	18,221
Verisk Analytics Inc.	3.625%	5/15/50	7,800	8,912
VMware Inc.	2.950%	8/21/22	19,193	19,968
VMware Inc.	4.500%	5/15/25	20,725	23,453
VMware Inc.	4.650%	5/15/27	7,945	9,270
VMware Inc.	3.900%	8/21/27	24,749	27,570
VMware Inc.	4.700%	5/15/30	9,700	11,532
Xilinx Inc.	2.950%	6/1/24	8,325	8,945
Xilinx Inc.	2.375%	6/1/30	9,100	9,549

Transportation (0.8%)
4 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	662	523
4 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	2,561	2,114
4 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	2,737	2,245
4 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	842	803
4 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	2,732	2,186
4 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	2,893	2,791
4 American Airlines 2016-2 Class A Pass
Through Trust	3.650%	6/15/28	5,574	4,393
4 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	8,653	8,121
4 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	1,947	1,522
4 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	5,081	4,804
4 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	2,113	2,018
4 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	3,271	3,057
4 American Airlines 2019-1 Class AA Pass
Through Trust	3.150%	8/15/33	8,630	8,069
Burlington Northern Santa Fe LLC	4.100%	6/1/21	700	712
Burlington Northern Santa Fe LLC	3.450%	9/15/21	10,150	10,372
Burlington Northern Santa Fe LLC	3.050%	3/15/22	6,595	6,801
Burlington Northern Santa Fe LLC	3.050%	9/1/22	8,416	8,801
Burlington Northern Santa Fe LLC	3.000%	3/15/23	5,745	6,066
Burlington Northern Santa Fe LLC	3.850%	9/1/23	8,440	9,203
Burlington Northern Santa Fe LLC	3.750%	4/1/24	9,542	10,521
Burlington Northern Santa Fe LLC	3.400%	9/1/24	12,475	13,704

Burlington Northern Santa Fe LLC	3.000%	4/1/25	11,785	12,953
Burlington Northern Santa Fe LLC	3.650%	9/1/25	7,954	9,047
Burlington Northern Santa Fe LLC	7.000%	12/15/25	1,131	1,470
Burlington Northern Santa Fe LLC	3.250%	6/15/27	9,105	10,365
Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,300	4,879
Burlington Northern Santa Fe LLC	6.150%	5/1/37	3,421	5,095
Burlington Northern Santa Fe LLC	5.750%	5/1/40	8,690	12,613
Burlington Northern Santa Fe LLC	5.050%	3/1/41	7,600	10,240
Burlington Northern Santa Fe LLC	5.400%	6/1/41	11,654	16,373
Burlington Northern Santa Fe LLC	4.950%	9/15/41	4,350	5,878
Burlington Northern Santa Fe LLC	4.400%	3/15/42	9,131	11,723
Burlington Northern Santa Fe LLC	4.375%	9/1/42	11,648	14,692
Burlington Northern Santa Fe LLC	4.450%	3/15/43	16,222	20,816
Burlington Northern Santa Fe LLC	5.150%	9/1/43	5,325	7,232
Burlington Northern Santa Fe LLC	4.900%	4/1/44	9,081	12,283
Burlington Northern Santa Fe LLC	4.550%	9/1/44	10,876	14,137
Burlington Northern Santa Fe LLC	4.150%	4/1/45	10,276	12,865
Burlington Northern Santa Fe LLC	4.700%	9/1/45	8,090	10,934
Burlington Northern Santa Fe LLC	3.900%	8/1/46	13,793	16,699
Burlington Northern Santa Fe LLC	4.125%	6/15/47	14,078	17,756
Burlington Northern Santa Fe LLC	4.050%	6/15/48	10,456	13,081
Burlington Northern Santa Fe LLC	4.150%	12/15/48	8,403	10,743
Burlington Northern Santa Fe LLC	3.550%	2/15/50	13,594	15,896
Burlington Northern Santa Fe LLC	3.050%	2/15/51	7,700	8,355
Canadian National Railway Co.	2.850%	12/15/21	2,510	2,566
Canadian National Railway Co.	2.950%	11/21/24	9,219	9,967
Canadian National Railway Co.	2.750%	3/1/26	7,567	8,248
Canadian National Railway Co.	6.900%	7/15/28	2,050	2,835
Canadian National Railway Co.	6.250%	8/1/34	1,420	2,181
Canadian National Railway Co.	6.200%	6/1/36	5,743	8,470
Canadian National Railway Co.	6.375%	11/15/37	3,834	5,848
Canadian National Railway Co.	3.200%	8/2/46	3,458	3,917
Canadian National Railway Co.	3.650%	2/3/48	21,616	25,924
Canadian National Railway Co.	4.450%	1/20/49	1,680	2,309
Canadian National Railway Co.	2.450%	5/1/50	10,525	10,605
Canadian Pacific Railway Co.	9.450%	8/1/21	1,000	1,072
Canadian Pacific Railway Co.	4.500%	1/15/22	5,500	5,775
Canadian Pacific Railway Co.	4.450%	3/15/23	6,303	6,797
Canadian Pacific Railway Co.	2.900%	2/1/25	7,462	8,035
Canadian Pacific Railway Co.	4.000%	6/1/28	100	117
Canadian Pacific Railway Co.	2.050%	3/5/30	9,595	10,027
Canadian Pacific Railway Co.	7.125%	10/15/31	3,260	4,835
Canadian Pacific Railway Co.	5.750%	3/15/33	375	482
Canadian Pacific Railway Co.	4.800%	9/15/35	3,492	4,579
Canadian Pacific Railway Co.	5.950%	5/15/37	14,654	20,939
Canadian Pacific Railway Co.	5.750%	1/15/42	13,745	20,001
Canadian Pacific Railway Co.	4.800%	8/1/45	2,346	3,138
Canadian Pacific Railway Co.	6.125%	9/15/15	6,349	9,564
CH Robinson Worldwide Inc.	4.200%	4/15/28	4,292	5,008
4 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	2,331	2,253
4 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	2,541	2,476
4 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	5,172	5,029
4 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	909	849

CSX Corp.	3.700%	11/1/23	7,720	8,424
CSX Corp.	3.400%	8/1/24	5,050	5,561
CSX Corp.	3.350%	11/1/25	13,565	15,247
CSX Corp.	2.600%	11/1/26	9,773	10,640
CSX Corp.	3.250%	6/1/27	12,249	13,811
CSX Corp.	3.800%	3/1/28	16,647	19,385
CSX Corp.	4.250%	3/15/29	17,683	21,286
CSX Corp.	2.400%	2/15/30	7,595	8,111
CSX Corp.	6.000%	10/1/36	6,794	9,429
CSX Corp.	6.150%	5/1/37	4,692	6,687
CSX Corp.	6.220%	4/30/40	8,807	12,960
CSX Corp.	5.500%	4/15/41	10,057	13,834
CSX Corp.	4.750%	5/30/42	3,960	5,028
CSX Corp.	4.400%	3/1/43	363	446
CSX Corp.	4.100%	3/15/44	10,150	12,119
CSX Corp.	3.800%	11/1/46	5,327	6,172
CSX Corp.	4.300%	3/1/48	9,975	12,420
CSX Corp.	4.750%	11/15/48	6,587	8,706
CSX Corp.	4.500%	3/15/49	11,869	15,617
CSX Corp.	3.350%	9/15/49	5,997	6,619
CSX Corp.	3.800%	4/15/50	9,975	11,834
CSX Corp.	3.950%	5/1/50	7,170	8,695
CSX Corp.	4.500%	8/1/54	1,100	1,422
CSX Corp.	4.250%	11/1/66	9,205	11,389
CSX Corp.	4.650%	3/1/68	11,850	15,501
4 Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821%	2/10/24	3,079	3,068
4 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	3,093	3,073
4 Delta Air Lines 2019-1 Class AA Pass
Through Trust	3.204%	4/25/24	6,000	5,942
4 Delta Air Lines 2020-1 Class AA Pass
Through Trust	2.000%	6/10/28	9,325	8,952
FedEx Corp.	3.400%	1/14/22	1,408	1,460
FedEx Corp.	2.625%	8/1/22	6,865	7,124
FedEx Corp.	4.000%	1/15/24	4,448	4,927
FedEx Corp.	3.200%	2/1/25	7,364	8,075
FedEx Corp.	3.800%	5/15/25	3,723	4,199
FedEx Corp.	3.250%	4/1/26	7,585	8,424
FedEx Corp.	3.300%	3/15/27	6,100	6,755
FedEx Corp.	3.400%	2/15/28	7,756	8,701
FedEx Corp.	3.100%	8/5/29	12,555	13,930
FedEx Corp.	4.250%	5/15/30	6,758	8,100
FedEx Corp.	4.900%	1/15/34	3,962	5,035
FedEx Corp.	3.900%	2/1/35	8,466	9,767
FedEx Corp.	3.875%	8/1/42	3,995	4,394
FedEx Corp.	4.100%	4/15/43	6,520	7,340
FedEx Corp.	5.100%	1/15/44	9,995	12,789
FedEx Corp.	4.100%	2/1/45	3,825	4,333
FedEx Corp.	4.750%	11/15/45	19,015	23,493
FedEx Corp.	4.550%	4/1/46	18,569	22,481
FedEx Corp.	4.400%	1/15/47	9,780	11,572
FedEx Corp.	4.050%	2/15/48	14,360	16,430
FedEx Corp.	4.950%	10/17/48	12,350	15,703
FedEx Corp.	5.250%	5/15/50	16,150	21,604
FedEx Corp.	4.500%	2/1/65	1,124	1,195

4 FedEx Corp. 2020-1 Class AA Pass Through
Trust	1.875%	2/20/34	14,800	14,904
JB Hunt Transport Services Inc.	3.300%	8/15/22	4,100	4,267
JB Hunt Transport Services Inc.	3.875%	3/1/26	7,725	8,922
4 JetBlue 2019-1 Class AA Pass Through
Trust	2.750%	5/15/32	11,271	10,775
4 JetBlue 2020-1 Class A Pass Through Trust	4.000%	11/15/32	4,250	4,367
Kansas City Southern	3.000%	5/15/23	17,791	18,322
Kansas City Southern	2.875%	11/15/29	8,985	9,513
Kansas City Southern	4.300%	5/15/43	5,390	5,625
Kansas City Southern	4.950%	8/15/45	9,025	10,076
Kansas City Southern	4.700%	5/1/48	10,942	12,077
Kansas City Southern	3.500%	5/1/50	5,450	5,629
Kirby Corp.	4.200%	3/1/28	13,926	14,446
Norfolk Southern Corp.	3.250%	12/1/21	10,615	10,897
Norfolk Southern Corp.	3.000%	4/1/22	10,898	11,265
Norfolk Southern Corp.	2.903%	2/15/23	7,293	7,655
Norfolk Southern Corp.	3.850%	1/15/24	2,805	3,080
Norfolk Southern Corp.	5.590%	5/17/25	2,302	2,748
Norfolk Southern Corp.	3.650%	8/1/25	2,163	2,445
Norfolk Southern Corp.	2.900%	6/15/26	3,420	3,774
Norfolk Southern Corp.	7.800%	5/15/27	2,900	4,003
Norfolk Southern Corp.	3.150%	6/1/27	9,370	10,473
Norfolk Southern Corp.	3.800%	8/1/28	8,290	9,742
Norfolk Southern Corp.	2.550%	11/1/29	10,300	11,178
Norfolk Southern Corp.	7.050%	5/1/37	1,347	2,022
Norfolk Southern Corp.	4.837%	10/1/41	21,971	28,850
Norfolk Southern Corp.	3.950%	10/1/42	1,228	1,457
Norfolk Southern Corp.	4.450%	6/15/45	7,228	9,204
Norfolk Southern Corp.	4.650%	1/15/46	6,910	8,970
Norfolk Southern Corp.	3.942%	11/1/47	2,800	3,351
Norfolk Southern Corp.	4.150%	2/28/48	2,885	3,556
Norfolk Southern Corp.	4.100%	5/15/49	4,820	6,040
Norfolk Southern Corp.	3.400%	11/1/49	3,805	4,239
Norfolk Southern Corp.	3.050%	5/15/50	9,813	10,335
Norfolk Southern Corp.	4.050%	8/15/52	13,009	15,907
Norfolk Southern Corp.	3.155%	5/15/55	15,976	16,925
Ryder System Inc.	2.800%	3/1/22	1,000	1,028
Ryder System Inc.	2.875%	6/1/22	3,200	3,313
Ryder System Inc.	2.500%	9/1/22	500	516
Ryder System Inc.	3.400%	3/1/23	4,705	4,989
Ryder System Inc.	3.750%	6/9/23	13,915	14,942
Ryder System Inc.	3.650%	3/18/24	12,683	13,783
Ryder System Inc.	2.500%	9/1/24	7,818	8,227
Ryder System Inc.	4.625%	6/1/25	9,850	11,312
Ryder System Inc.	2.900%	12/1/26	4,075	4,382
Southwest Airlines Co.	2.750%	11/16/22	950	981
Southwest Airlines Co.	4.750%	5/4/23	14,542	15,524
Southwest Airlines Co.	5.250%	5/4/25	19,900	21,915
Southwest Airlines Co.	3.000%	11/15/26	7,026	7,044
Southwest Airlines Co.	5.125%	6/15/27	29,540	32,247
Southwest Airlines Co.	3.450%	11/16/27	3,460	3,490
Southwest Airlines Co.	2.625%	2/10/30	3,185	3,004
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	517	516
4 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	1,464	1,306

Union Pacific Corp.	2.950%	3/1/22	6,550	6,790
Union Pacific Corp.	4.163%	7/15/22	14,158	14,990
Union Pacific Corp.	2.750%	4/15/23	2,130	2,241
Union Pacific Corp.	3.500%	6/8/23	6,727	7,238
Union Pacific Corp.	3.646%	2/15/24	7,799	8,513
Union Pacific Corp.	3.150%	3/1/24	3,200	3,458
Union Pacific Corp.	3.750%	3/15/24	2,984	3,313
Union Pacific Corp.	3.250%	1/15/25	3,129	3,438
Union Pacific Corp.	3.750%	7/15/25	18,720	21,270
Union Pacific Corp.	3.250%	8/15/25	17,425	19,345
Union Pacific Corp.	2.750%	3/1/26	15,691	17,201
Union Pacific Corp.	2.150%	2/5/27	2,578	2,747
Union Pacific Corp.	3.000%	4/15/27	1,300	1,451
Union Pacific Corp.	3.950%	9/10/28	8,130	9,579
Union Pacific Corp.	6.625%	2/1/29	100	137
Union Pacific Corp.	3.700%	3/1/29	7,291	8,457
Union Pacific Corp.	2.400%	2/5/30	7,250	7,774
Union Pacific Corp.	3.375%	2/1/35	9,555	10,992
Union Pacific Corp.	3.600%	9/15/37	15,400	17,526
Union Pacific Corp.	3.550%	8/15/39	450	514
Union Pacific Corp.	4.150%	1/15/45	2,050	2,500
Union Pacific Corp.	4.050%	11/15/45	6,392	7,646
Union Pacific Corp.	4.050%	3/1/46	3,850	4,670
Union Pacific Corp.	3.350%	8/15/46	7,314	8,126
Union Pacific Corp.	4.000%	4/15/47	100	121
Union Pacific Corp.	3.250%	2/5/50	37,330	41,019
Union Pacific Corp.	3.799%	10/1/51	17,733	20,955
Union Pacific Corp.	3.875%	2/1/55	10,475	12,434
Union Pacific Corp.	3.950%	8/15/59	6,575	7,758
Union Pacific Corp.	3.839%	3/20/60	15,514	17,897
6 Union Pacific Corp.	2.973%	9/16/62	17,705	17,315
Union Pacific Corp.	4.375%	11/15/65	11,936	15,030
Union Pacific Corp.	4.100%	9/15/67	7,781	9,275
Union Pacific Corp.	3.750%	2/5/70	5,985	6,747
4 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	603	725
4 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	1,933	1,846
4 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	3,044	2,968
4 United Airlines 2014-2 Class A Pass Through
Trust	3.750%	3/3/28	1,059	975
4 United Airlines 2015-1 Class A Pass Through
Trust	3.700%	6/1/24	2,940	2,652
4 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	3,730	3,617
4 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	2,912	2,464
4 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	25,642	24,766
4 United Airlines 2016-2 Class A Pass Through
Trust	3.100%	10/7/28	2,452	2,074
4 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	4,361	4,122
4 United Airlines 2019-1 Class AA Pass
Through Trust	4.150%	8/25/31	9,133	9,099

4 United Airlines 2019-2 Class AA Pass
Through Trust	2.700%	11/1/33	6,200	5,798
United Parcel Service Inc.	2.350%	5/16/22	9,822	10,127
United Parcel Service Inc.	2.450%	10/1/22	9,508	9,929
United Parcel Service Inc.	2.500%	4/1/23	8,954	9,392
United Parcel Service Inc.	2.200%	9/1/24	600	635
United Parcel Service Inc.	2.800%	11/15/24	19,646	21,348
United Parcel Service Inc.	3.900%	4/1/25	775	882
United Parcel Service Inc.	2.400%	11/15/26	7,725	8,446
United Parcel Service Inc.	3.050%	11/15/27	21,141	23,895
United Parcel Service Inc.	3.400%	3/15/29	5,600	6,467
United Parcel Service Inc.	2.500%	9/1/29	5,000	5,450
United Parcel Service Inc.	4.450%	4/1/30	1,000	1,251
United Parcel Service Inc.	6.200%	1/15/38	7,941	11,846
United Parcel Service Inc.	5.200%	4/1/40	12,805	17,698
United Parcel Service Inc.	4.875%	11/15/40	7,237	9,686
United Parcel Service Inc.	3.625%	10/1/42	10,682	12,268
United Parcel Service Inc.	3.400%	11/15/46	4,440	5,054
United Parcel Service Inc.	3.750%	11/15/47	12,365	14,848
United Parcel Service Inc.	4.250%	3/15/49	7,933	10,233
United Parcel Service Inc.	3.400%	9/1/49	7,645	8,684
United Parcel Service Inc.	5.300%	4/1/50	20,425	30,046
United Parcel Service of America Inc.	7.620%	4/1/30	1,888	2,834
4 US Airways 2012-1 Class A Pass Through
Trust	5.900%	4/1/26	827	762
4 US Airways 2012-2 Class A Pass Through
Trust	4.625%	12/3/26	502	405
4 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	509	417
				52,693,313
Utilities (2.3%)
Electric (2.1%)
AEP Texas Inc.	2.400%	10/1/22	4,160	4,295
AEP Texas Inc.	3.950%	6/1/28	12,250	14,194
AEP Texas Inc.	2.100%	7/1/30	2,350	2,414
AEP Texas Inc.	3.800%	10/1/47	6,700	7,615
AEP Texas Inc.	3.450%	1/15/50	5,600	6,100
AEP Transmission Co. LLC	3.100%	12/1/26	4,265	4,799
AEP Transmission Co. LLC	4.000%	12/1/46	5,490	6,663
AEP Transmission Co. LLC	3.750%	12/1/47	6,500	7,663
AEP Transmission Co. LLC	4.250%	9/15/48	3,719	4,710
AEP Transmission Co. LLC	3.800%	6/15/49	5,000	6,019
AEP Transmission Co. LLC	3.150%	9/15/49	4,690	5,031
AEP Transmission Co. LLC	3.650%	4/1/50	6,415	7,528
Alabama Power Co.	2.450%	3/30/22	8,150	8,376
Alabama Power Co.	3.550%	12/1/23	9,021	9,866
Alabama Power Co.	1.450%	9/15/30	4,250	4,256
Alabama Power Co.	6.125%	5/15/38	1,667	2,433
Alabama Power Co.	6.000%	3/1/39	2,383	3,474
Alabama Power Co.	3.850%	12/1/42	2,795	3,296
Alabama Power Co.	4.150%	8/15/44	4,810	5,893
Alabama Power Co.	3.750%	3/1/45	4,325	5,085
Alabama Power Co.	4.300%	1/2/46	20,945	26,490
Alabama Power Co.	3.700%	12/1/47	6,675	7,839
Alabama Power Co.	4.300%	7/15/48	2,615	3,342
Alabama Power Co.	3.450%	10/1/49	14,779	16,794
Ameren Corp.	2.500%	9/15/24	1,200	1,271

Ameren Corp.	3.650%	2/15/26	5,140	5,757
Ameren Corp.	3.500%	1/15/31	11,370	12,987
Ameren Illinois Co.	2.700%	9/1/22	3,576	3,692
Ameren Illinois Co.	3.250%	3/1/25	2,335	2,567
Ameren Illinois Co.	3.800%	5/15/28	6,120	7,132
Ameren Illinois Co.	4.150%	3/15/46	4,656	5,853
Ameren Illinois Co.	3.700%	12/1/47	7,215	8,623
Ameren Illinois Co.	4.500%	3/15/49	6,836	9,073
Ameren Illinois Co.	3.250%	3/15/50	4,113	4,603
American Electric Power Co. Inc.	3.650%	12/1/21	4,850	5,022
American Electric Power Co. Inc.	2.950%	12/15/22	6,997	7,317
American Electric Power Co. Inc.	3.200%	11/13/27	1,000	1,097
American Electric Power Co. Inc.	4.300%	12/1/28	10,150	11,951
American Electric Power Co. Inc.	2.300%	3/1/30	200	205
American Electric Power Co. Inc.	3.250%	3/1/50	5,272	5,482
Appalachian Power Co.	3.400%	6/1/25	3,350	3,671
Appalachian Power Co.	3.300%	6/1/27	5,325	5,753
Appalachian Power Co.	7.000%	4/1/38	685	1,024
Appalachian Power Co.	4.400%	5/15/44	3,528	4,237
Appalachian Power Co.	4.450%	6/1/45	8,625	10,483
Appalachian Power Co.	4.500%	3/1/49	12,720	16,009
Appalachian Power Co.	3.700%	5/1/50	5,225	5,979
Arizona Public Service Co.	3.150%	5/15/25	5,102	5,572
Arizona Public Service Co.	2.950%	9/15/27	1,000	1,094
Arizona Public Service Co.	5.050%	9/1/41	85	110
Arizona Public Service Co.	4.500%	4/1/42	8,988	11,213
Arizona Public Service Co.	4.350%	11/15/45	1,150	1,438
Arizona Public Service Co.	3.750%	5/15/46	12,460	14,183
Arizona Public Service Co.	4.200%	8/15/48	500	620
Arizona Public Service Co.	4.250%	3/1/49	5,800	7,304
Arizona Public Service Co.	3.500%	12/1/49	3,530	3,920
Arizona Public Service Co.	3.350%	5/15/50	2,850	3,131
Arizona Public Service Co.	2.650%	9/15/50	3,000	2,961
Avangrid Inc.	3.150%	12/1/24	8,658	9,426
Avangrid Inc.	3.800%	6/1/29	11,209	12,917
Avista Corp.	4.350%	6/1/48	4,195	5,224
Baltimore Gas & Electric Co.	3.500%	11/15/21	3,288	3,378
Baltimore Gas & Electric Co.	3.350%	7/1/23	7,280	7,770
Baltimore Gas & Electric Co.	2.400%	8/15/26	3,790	4,063
Baltimore Gas & Electric Co.	6.350%	10/1/36	683	995
Baltimore Gas & Electric Co.	3.500%	8/15/46	4,662	5,303
Baltimore Gas & Electric Co.	3.750%	8/15/47	6,078	7,146
Baltimore Gas & Electric Co.	4.250%	9/15/48	2,050	2,611
Baltimore Gas & Electric Co.	3.200%	9/15/49	5,405	5,818
Baltimore Gas & Electric Co.	2.900%	6/15/50	5,000	5,097
Berkshire Hathaway Energy Co.	2.800%	1/15/23	5,815	6,098
Berkshire Hathaway Energy Co.	3.750%	11/15/23	8,419	9,178
Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,161	7,921
6 Berkshire Hathaway Energy Co.	4.050%	4/15/25	850	969
Berkshire Hathaway Energy Co.	3.250%	4/15/28	5,175	5,829
6 Berkshire Hathaway Energy Co.	3.700%	7/15/30	17,779	20,873
Berkshire Hathaway Energy Co.	6.125%	4/1/36	4,548	6,501
Berkshire Hathaway Energy Co.	5.950%	5/15/37	4,715	6,722
Berkshire Hathaway Energy Co.	5.150%	11/15/43	8,422	11,424
Berkshire Hathaway Energy Co.	4.500%	2/1/45	10,915	13,652
Berkshire Hathaway Energy Co.	3.800%	7/15/48	9,518	10,997
Berkshire Hathaway Energy Co.	4.450%	1/15/49	18,586	23,796

6 Berkshire Hathaway Energy Co.	4.250%	10/15/50	16,075	20,131
Black Hills Corp.	4.250%	11/30/23	4,514	4,925
Black Hills Corp.	3.950%	1/15/26	2,800	3,073
Black Hills Corp.	3.150%	1/15/27	4,850	5,130
Black Hills Corp.	3.050%	10/15/29	4,015	4,370
Black Hills Corp.	4.350%	5/1/33	5,260	6,390
Black Hills Corp.	4.200%	9/15/46	3,810	4,552
Black Hills Corp.	3.875%	10/15/49	3,910	4,364
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,800	1,845
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,000	2,161
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	1,650	1,804
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	110	166
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	11,272	12,830
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	3,225	4,200
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	5,600	6,908
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,365	8,253
CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	5,000	5,284
CenterPoint Energy Inc.	3.600%	11/1/21	3,000	3,098
CenterPoint Energy Inc.	2.500%	9/1/22	6,675	6,909
CenterPoint Energy Inc.	3.850%	2/1/24	9,445	10,305
CenterPoint Energy Inc.	2.500%	9/1/24	2,010	2,132
CenterPoint Energy Inc.	4.250%	11/1/28	4,775	5,630
CenterPoint Energy Inc.	2.950%	3/1/30	6,000	6,567
CenterPoint Energy Inc.	3.700%	9/1/49	6,000	6,732
Cleco Corporate Holdings LLC	3.743%	5/1/26	6,126	6,514
Cleco Corporate Holdings LLC	3.375%	9/15/29	500	508
Cleco Corporate Holdings LLC	4.973%	5/1/46	5,732	6,409
Cleveland Electric Illuminating Co.	5.500%	8/15/24	5,515	6,348
Cleveland Electric Illuminating Co.	5.950%	12/15/36	5,960	7,414
CMS Energy Corp.	5.050%	3/15/22	1,280	1,344
CMS Energy Corp.	3.000%	5/15/26	6,275	6,862
CMS Energy Corp.	3.450%	8/15/27	1,710	1,914
CMS Energy Corp.	4.875%	3/1/44	5,780	7,624
4 CMS Energy Corp.	4.750%	6/1/50	6,100	6,502
Commonwealth Edison Co.	2.550%	6/15/26	11,561	12,628
Commonwealth Edison Co.	2.950%	8/15/27	4,700	5,236
Commonwealth Edison Co.	3.700%	8/15/28	1,500	1,742
Commonwealth Edison Co.	2.200%	3/1/30	3,000	3,218
Commonwealth Edison Co.	5.900%	3/15/36	3,469	4,967
Commonwealth Edison Co.	6.450%	1/15/38	8,098	12,250
Commonwealth Edison Co.	3.800%	10/1/42	4,264	4,938
Commonwealth Edison Co.	4.600%	8/15/43	5,670	7,384
Commonwealth Edison Co.	4.700%	1/15/44	5,877	7,732
Commonwealth Edison Co.	3.700%	3/1/45	10,050	11,831
Commonwealth Edison Co.	4.350%	11/15/45	6,625	8,477
Commonwealth Edison Co.	3.650%	6/15/46	12,892	15,221
Commonwealth Edison Co.	3.750%	8/15/47	8,550	10,160
Commonwealth Edison Co.	4.000%	3/1/48	9,890	12,158
Commonwealth Edison Co.	4.000%	3/1/49	10,149	12,677
Commonwealth Edison Co.	3.200%	11/15/49	6,600	7,382
Commonwealth Edison Co.	3.000%	3/1/50	4,900	5,308
Connecticut Light & Power Co.	2.500%	1/15/23	8,135	8,476
Connecticut Light & Power Co.	3.200%	3/15/27	6,850	7,658
Connecticut Light & Power Co.	4.300%	4/15/44	5,500	7,007
Connecticut Light & Power Co.	4.150%	6/1/45	4,500	5,685
Connecticut Light & Power Co.	4.000%	4/1/48	10,400	13,180
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	2,315	2,584

Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	1,000	1,158
Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	1,350	1,605
Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	3,900	4,493
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,475	8,746
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	4,744	6,439
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,095	4,374
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	525	761
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,850	2,828
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	10,282	14,165
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	10,088	14,096
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	2,795	3,241
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	22,038	27,459
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	13,825	17,486
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	18,860	22,076
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	8,250	9,647
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	10,102	12,090
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	5,754	6,967
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	5,576	7,340
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	3,580	4,479
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	3,975	4,737
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	7,610	9,979
Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	6,478	7,512
Consumers Energy Co.	3.375%	8/15/23	7,310	7,874
Consumers Energy Co.	3.800%	11/15/28	6,935	8,275
Consumers Energy Co.	3.950%	5/15/43	4,343	5,271
Consumers Energy Co.	3.250%	8/15/46	6,784	7,567
Consumers Energy Co.	3.950%	7/15/47	3,975	4,932
Consumers Energy Co.	4.050%	5/15/48	6,050	7,617
Consumers Energy Co.	4.350%	4/15/49	7,019	9,219
Consumers Energy Co.	3.100%	8/15/50	7,370	7,998
Consumers Energy Co.	3.500%	8/1/51	17,333	20,327
Consumers Energy Co.	2.500%	5/1/60	8,200	7,682
Dayton Power & Light Co.	3.950%	6/15/49	1,483	1,601
Delmarva Power & Light Co.	3.500%	11/15/23	4,805	5,214
Delmarva Power & Light Co.	4.150%	5/15/45	7,500	9,139
Dominion Energy Inc.	2.715%	8/15/21	3,100	3,156
Dominion Energy Inc.	2.750%	1/15/22	5,500	5,692
Dominion Energy Inc.	2.750%	9/15/22	600	620
Dominion Energy Inc.	3.071%	8/15/24	3,360	3,614
Dominion Energy Inc.	3.900%	10/1/25	9,298	10,556
Dominion Energy Inc.	2.850%	8/15/26	7,234	7,926
Dominion Energy Inc.	3.600%	3/15/27	200	228
Dominion Energy Inc.	4.250%	6/1/28	4,945	5,819
Dominion Energy Inc.	3.375%	4/1/30	29,734	33,513
Dominion Energy Inc.	6.300%	3/15/33	6,300	8,745
Dominion Energy Inc.	5.250%	8/1/33	1,134	1,445
Dominion Energy Inc.	5.950%	6/15/35	3,569	4,855
Dominion Energy Inc.	7.000%	6/15/38	5,102	7,731
Dominion Energy Inc.	4.900%	8/1/41	11,655	15,143
Dominion Energy Inc.	4.050%	9/15/42	7,881	9,332
Dominion Energy Inc.	4.700%	12/1/44	3,424	4,440
Dominion Energy Inc.	4.600%	3/15/49	5,400	7,114
4 Dominion Energy Inc.	5.750%	10/1/54	4,381	4,578
Dominion Energy South Carolina Inc.	6.625%	2/1/32	6,029	8,665
Dominion Energy South Carolina Inc.	6.050%	1/15/38	6,260	9,098
Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,552	4,921
Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,160	8,030

Dominion Energy South Carolina Inc.	5.100%	6/1/65	6,538	9,723
DTE Electric Co.	3.650%	3/15/24	9,250	10,121
DTE Electric Co.	3.375%	3/1/25	7,750	8,590
DTE Electric Co.	2.250%	3/1/30	12,432	13,163
DTE Electric Co.	2.625%	3/1/31	7,125	7,819
DTE Electric Co.	4.000%	4/1/43	6,425	7,713
DTE Electric Co.	3.700%	3/15/45	7,139	8,358
DTE Electric Co.	3.700%	6/1/46	2,225	2,606
DTE Electric Co.	3.750%	8/15/47	6,070	7,226
DTE Electric Co.	4.050%	5/15/48	3,075	3,837
DTE Electric Co.	3.950%	3/1/49	5,000	6,293
DTE Electric Co.	2.950%	3/1/50	6,225	6,561
DTE Energy Co.	2.600%	6/15/22	3,000	3,097
DTE Energy Co.	0.550%	11/1/22	3,000	3,002
DTE Energy Co.	2.250%	11/1/22	2,500	2,583
DTE Energy Co.	3.700%	8/1/23	6,250	6,726
DTE Energy Co.	3.850%	12/1/23	950	1,032
DTE Energy Co.	3.500%	6/1/24	7,224	7,845
DTE Energy Co.	2.529%	10/1/24	3,250	3,447
DTE Energy Co.	1.050%	6/1/25	6,000	6,009
DTE Energy Co.	2.850%	10/1/26	21,957	23,762
DTE Energy Co.	3.800%	3/15/27	26,265	29,425
DTE Energy Co.	3.400%	6/15/29	5,875	6,549
DTE Energy Co.	2.950%	3/1/30	3,230	3,476
DTE Energy Co.	6.375%	4/15/33	5,195	7,291
Duke Energy Carolinas LLC	3.350%	5/15/22	2,200	2,299
Duke Energy Carolinas LLC	2.500%	3/15/23	9,050	9,476
Duke Energy Carolinas LLC	3.050%	3/15/23	9,125	9,686
Duke Energy Carolinas LLC	2.950%	12/1/26	7,990	8,910
Duke Energy Carolinas LLC	3.950%	11/15/28	14,150	16,951
Duke Energy Carolinas LLC	6.000%	12/1/28	5,940	7,760
Duke Energy Carolinas LLC	2.450%	8/15/29	6,581	7,129
Duke Energy Carolinas LLC	2.450%	2/1/30	8,756	9,481
Duke Energy Carolinas LLC	6.450%	10/15/32	4,590	6,561
Duke Energy Carolinas LLC	6.100%	6/1/37	10,881	15,979
Duke Energy Carolinas LLC	6.000%	1/15/38	7,120	10,647
Duke Energy Carolinas LLC	6.050%	4/15/38	5,851	8,792
Duke Energy Carolinas LLC	5.300%	2/15/40	9,201	13,043
Duke Energy Carolinas LLC	4.250%	12/15/41	5,962	7,427
Duke Energy Carolinas LLC	4.000%	9/30/42	7,679	9,408
Duke Energy Carolinas LLC	3.750%	6/1/45	11,135	13,292
Duke Energy Carolinas LLC	3.875%	3/15/46	13,625	16,604
Duke Energy Carolinas LLC	3.700%	12/1/47	9,146	10,936
Duke Energy Carolinas LLC	3.950%	3/15/48	1,500	1,863
Duke Energy Carolinas LLC	3.200%	8/15/49	8,272	9,084
Duke Energy Corp.	3.550%	9/15/21	7,814	7,988
Duke Energy Corp.	2.400%	8/15/22	10,908	11,274
Duke Energy Corp.	3.050%	8/15/22	13,740	14,289
Duke Energy Corp.	3.950%	10/15/23	4,850	5,283
Duke Energy Corp.	0.900%	9/15/25	5,700	5,687
Duke Energy Corp.	2.650%	9/1/26	12,599	13,626
Duke Energy Corp.	3.150%	8/15/27	16,379	18,125
Duke Energy Corp.	3.400%	6/15/29	6,631	7,465
Duke Energy Corp.	2.450%	6/1/30	18,781	19,781
Duke Energy Corp.	4.800%	12/15/45	10,975	13,966
Duke Energy Corp.	3.750%	9/1/46	27,288	31,053
Duke Energy Corp.	3.950%	8/15/47	1,028	1,194

Duke Energy Corp.	4.200%	6/15/49	8,450	10,288
Duke Energy Florida LLC	3.200%	1/15/27	3,578	4,032
Duke Energy Florida LLC	3.800%	7/15/28	5,575	6,540
Duke Energy Florida LLC	2.500%	12/1/29	15,250	16,534
Duke Energy Florida LLC	1.750%	6/15/30	7,000	7,116
Duke Energy Florida LLC	6.350%	9/15/37	10,781	16,407
Duke Energy Florida LLC	6.400%	6/15/38	10,521	16,275
Duke Energy Florida LLC	5.650%	4/1/40	1,895	2,751
Duke Energy Florida LLC	3.850%	11/15/42	1,409	1,682
Duke Energy Florida LLC	3.400%	10/1/46	8,705	9,797
Duke Energy Florida LLC	4.200%	7/15/48	5,600	7,075
4 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	2,122	2,073
4 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	4,000	4,384
Duke Energy Indiana LLC	6.120%	10/15/35	5,798	8,266
Duke Energy Indiana LLC	6.350%	8/15/38	9,464	14,276
Duke Energy Indiana LLC	6.450%	4/1/39	4,025	6,185
Duke Energy Indiana LLC	4.900%	7/15/43	3,677	4,909
Duke Energy Indiana LLC	3.750%	5/15/46	21,045	24,578
Duke Energy Indiana LLC	3.250%	10/1/49	4,380	4,859
Duke Energy Ohio Inc.	3.800%	9/1/23	1,200	1,305
Duke Energy Ohio Inc.	3.650%	2/1/29	13,531	15,880
Duke Energy Ohio Inc.	2.125%	6/1/30	3,550	3,731
Duke Energy Ohio Inc.	3.700%	6/15/46	6,775	7,905
Duke Energy Ohio Inc.	4.300%	2/1/49	1,233	1,552
Duke Energy Progress LLC	2.800%	5/15/22	3,345	3,458
Duke Energy Progress LLC	3.375%	9/1/23	2,509	2,697
Duke Energy Progress LLC	3.250%	8/15/25	12,250	13,502
Duke Energy Progress LLC	3.700%	9/1/28	7,805	9,094
Duke Energy Progress LLC	3.450%	3/15/29	10,511	12,143
Duke Energy Progress LLC	6.300%	4/1/38	5,617	8,479
Duke Energy Progress LLC	4.100%	5/15/42	3,621	4,398
Duke Energy Progress LLC	4.100%	3/15/43	4,884	5,998
Duke Energy Progress LLC	4.375%	3/30/44	15,065	19,119
Duke Energy Progress LLC	4.150%	12/1/44	7,224	8,966
Duke Energy Progress LLC	4.200%	8/15/45	7,627	9,535
Duke Energy Progress LLC	3.700%	10/15/46	7,625	9,022
Duke Energy Progress LLC	3.600%	9/15/47	7,353	8,531
Duke Energy Progress LLC	2.500%	8/15/50	4,500	4,358
Edison International	2.400%	9/15/22	9,295	9,423
Edison International	2.950%	3/15/23	1,100	1,126
Edison International	3.550%	11/15/24	2,500	2,634
Edison International	5.750%	6/15/27	1,650	1,815
Edison International	4.125%	3/15/28	4,925	5,048
El Paso Electric Co.	6.000%	5/15/35	2,875	3,807
El Paso Electric Co.	5.000%	12/1/44	4,500	5,503
Emera US Finance LP	3.550%	6/15/26	8,448	9,422
Emera US Finance LP	4.750%	6/15/46	19,335	23,204
Enel Americas SA	4.000%	10/25/26	4,100	4,475
Enel Chile SA	4.875%	6/12/28	11,603	13,694
Entergy Arkansas Inc.	3.500%	4/1/26	5,903	6,682
Entergy Arkansas LLC	4.200%	4/1/49	4,575	5,830
Entergy Arkansas LLC	2.650%	6/15/51	8,700	8,766
Entergy Corp.	4.000%	7/15/22	7,441	7,847
Entergy Corp.	0.900%	9/15/25	10,000	9,972
Entergy Corp.	2.950%	9/1/26	8,771	9,682
Entergy Corp.	2.800%	6/15/30	17,993	19,478
Entergy Corp.	3.750%	6/15/50	12,550	14,354

Entergy Gulf States Louisiana LLC	5.590%	10/1/24	4,146	4,904
Entergy Louisiana LLC	4.050%	9/1/23	6,525	7,118
Entergy Louisiana LLC	5.400%	11/1/24	3,775	4,458
Entergy Louisiana LLC	2.400%	10/1/26	5,447	5,874
Entergy Louisiana LLC	3.120%	9/1/27	6,000	6,676
Entergy Louisiana LLC	3.250%	4/1/28	4,625	5,204
Entergy Louisiana LLC	3.050%	6/1/31	16,739	19,135
Entergy Louisiana LLC	4.000%	3/15/33	12,900	16,108
Entergy Louisiana LLC	4.950%	1/15/45	12,285	13,528
Entergy Louisiana LLC	4.200%	9/1/48	9,045	11,552
Entergy Louisiana LLC	4.200%	4/1/50	8,850	11,319
Entergy Louisiana LLC	2.900%	3/15/51	7,229	7,568
Entergy Mississippi LLC	2.850%	6/1/28	11,959	13,094
Entergy Mississippi LLC	3.850%	6/1/49	4,950	6,063
Entergy Texas Inc.	1.750%	3/15/31	9,000	8,919
Entergy Texas Inc.	4.500%	3/30/39	450	560
Entergy Texas Inc.	3.550%	9/30/49	4,224	4,730
Evergy Inc.	2.450%	9/15/24	1,600	1,691
Evergy Inc.	2.900%	9/15/29	6,705	7,193
Evergy Metro Inc.	2.250%	6/1/30	6,100	6,456
Eversource Energy	2.500%	3/15/21	6,650	6,702
Eversource Energy	2.750%	3/15/22	4,425	4,558
Eversource Energy	3.800%	12/1/23	6,150	6,720
Eversource Energy	2.900%	10/1/24	3,825	4,136
Eversource Energy	3.150%	1/15/25	5,547	6,051
Eversource Energy	3.300%	1/15/28	6,715	7,500
Eversource Energy	4.250%	4/1/29	6,700	8,015
Eversource Energy	1.650%	8/15/30	8,700	8,656
Eversource Energy	3.450%	1/15/50	12,425	13,792
Exelon Corp.	5.150%	12/1/20	9,053	9,053
Exelon Corp.	3.497%	6/1/22	3,937	4,118
Exelon Corp.	3.950%	6/15/25	21,095	23,769
Exelon Corp.	3.400%	4/15/26	12,263	13,689
Exelon Corp.	4.050%	4/15/30	19,500	22,815
Exelon Corp.	4.950%	6/15/35	7,812	9,753
Exelon Corp.	5.625%	6/15/35	6,970	9,241
Exelon Corp.	5.100%	6/15/45	4,387	5,746
Exelon Corp.	4.450%	4/15/46	13,980	16,950
Exelon Corp.	4.700%	4/15/50	16,975	21,726
Exelon Generation Co. LLC	3.400%	3/15/22	14,011	14,529
Exelon Generation Co. LLC	4.250%	6/15/22	8,103	8,542
Exelon Generation Co. LLC	3.250%	6/1/25	200	219
Exelon Generation Co. LLC	6.250%	10/1/39	12,391	15,407
Exelon Generation Co. LLC	5.750%	10/1/41	4,213	4,923
Exelon Generation Co. LLC	5.600%	6/15/42	11,723	13,779
FirstEnergy Corp.	2.850%	7/15/22	8,414	8,624
FirstEnergy Corp.	4.250%	3/15/23	7,099	7,538
FirstEnergy Corp.	3.900%	7/15/27	18,000	19,678
FirstEnergy Corp.	2.650%	3/1/30	300	304
FirstEnergy Corp.	2.250%	9/1/30	3,400	3,324
FirstEnergy Corp.	7.375%	11/15/31	17,605	24,589
FirstEnergy Corp.	4.850%	7/15/47	18,000	21,630
FirstEnergy Corp.	3.400%	3/1/50	8,540	8,286
Florida Power & Light Co.	2.750%	6/1/23	11,625	12,206
Florida Power & Light Co.	3.250%	6/1/24	11,215	12,176
Florida Power & Light Co.	2.850%	4/1/25	17,279	18,946
Florida Power & Light Co.	3.125%	12/1/25	17,862	19,916

Florida Power & Light Co.	5.625%	4/1/34	3,125	4,480
Florida Power & Light Co.	4.950%	6/1/35	645	890
Florida Power & Light Co.	5.650%	2/1/37	4,246	6,025
Florida Power & Light Co.	5.950%	2/1/38	8,235	12,190
Florida Power & Light Co.	5.960%	4/1/39	600	900
Florida Power & Light Co.	5.690%	3/1/40	200	296
Florida Power & Light Co.	5.250%	2/1/41	680	959
Florida Power & Light Co.	4.125%	2/1/42	16,098	20,134
Florida Power & Light Co.	4.050%	6/1/42	7,240	9,022
Florida Power & Light Co.	3.800%	12/15/42	5,145	6,226
Florida Power & Light Co.	4.050%	10/1/44	4,300	5,440
Florida Power & Light Co.	3.700%	12/1/47	8,285	10,069
Florida Power & Light Co.	3.950%	3/1/48	20,766	26,159
Florida Power & Light Co.	4.125%	6/1/48	4,422	5,796
Florida Power & Light Co.	3.990%	3/1/49	6,871	8,728
Florida Power & Light Co.	3.150%	10/1/49	14,138	15,920
Fortis Inc.	3.055%	10/4/26	11,735	12,810
Georgia Power Co.	2.850%	5/15/22	9,475	9,816
Georgia Power Co.	2.100%	7/30/23	8,925	9,294
Georgia Power Co.	2.200%	9/15/24	6,725	7,076
Georgia Power Co.	3.250%	4/1/26	6,800	7,548
Georgia Power Co.	3.250%	3/30/27	7,375	8,130
Georgia Power Co.	2.650%	9/15/29	9,332	10,005
Georgia Power Co.	4.750%	9/1/40	8,592	10,451
Georgia Power Co.	4.300%	3/15/42	10,075	11,981
Georgia Power Co.	4.300%	3/15/43	5,190	6,161
Georgia Power Co.	3.700%	1/30/50	3,100	3,469
Gulf Power Co.	3.300%	5/30/27	3,400	3,816
Iberdrola International BV	6.750%	7/15/36	3,450	4,978
Indiana Michigan Power Co.	3.850%	5/15/28	11,120	12,655
Indiana Michigan Power Co.	6.050%	3/15/37	7,350	10,240
Indiana Michigan Power Co.	4.550%	3/15/46	4,680	5,971
Indiana Michigan Power Co.	3.750%	7/1/47	9,480	10,970
Indiana Michigan Power Co.	4.250%	8/15/48	5,520	6,880
Interstate Power & Light Co.	3.250%	12/1/24	12,725	13,956
Interstate Power & Light Co.	4.100%	9/26/28	5,600	6,680
Interstate Power & Light Co.	3.600%	4/1/29	5,200	5,989
Interstate Power & Light Co.	6.250%	7/15/39	3,345	4,853
Interstate Power & Light Co.	3.700%	9/15/46	3,000	3,399
Interstate Power & Light Co.	3.500%	9/30/49	250	277
Interstate Power & Light Co.	2.300%	6/1/30	4,100	4,312
IPALCO Enterprises Inc.	3.700%	9/1/24	200	218
ITC Holdings Corp.	2.700%	11/15/22	5,275	5,501
ITC Holdings Corp.	3.650%	6/15/24	3,740	4,090
ITC Holdings Corp.	3.250%	6/30/26	6,230	6,907
ITC Holdings Corp.	3.350%	11/15/27	6,743	7,541
ITC Holdings Corp.	5.300%	7/1/43	11,515	15,148
4 John Sevier Combined Cycle Generation
LLC	4.626%	1/15/42	2,365	3,013
Kansas City Power & Light Co.	3.150%	3/15/23	2,597	2,748
Kansas City Power & Light Co.	5.300%	10/1/41	7,310	9,760
Kansas City Power & Light Co.	4.200%	6/15/47	6,725	8,371
Kansas City Power & Light Co.	4.200%	3/15/48	6,213	7,684
Kentucky Utilities Co.	5.125%	11/1/40	8,981	12,082
Kentucky Utilities Co.	4.375%	10/1/45	8,570	10,683
Kentucky Utilities Co.	3.300%	6/1/50	10,600	11,565
Louisville Gas & Electric Co.	3.300%	10/1/25	4,250	4,734

Louisville Gas & Electric Co.	4.250%	4/1/49	11,857	14,836
MidAmerican Energy Co.	3.500%	10/15/24	10,542	11,710
MidAmerican Energy Co.	3.100%	5/1/27	5,053	5,664
MidAmerican Energy Co.	3.650%	4/15/29	7,619	9,010
MidAmerican Energy Co.	6.750%	12/30/31	9,264	13,966
MidAmerican Energy Co.	5.750%	11/1/35	2,100	3,071
MidAmerican Energy Co.	5.800%	10/15/36	10,180	14,423
MidAmerican Energy Co.	4.800%	9/15/43	3,766	4,995
MidAmerican Energy Co.	4.400%	10/15/44	1,175	1,497
MidAmerican Energy Co.	4.250%	5/1/46	5,255	6,636
MidAmerican Energy Co.	3.950%	8/1/47	4,032	4,970
MidAmerican Energy Co.	3.650%	8/1/48	9,080	10,713
MidAmerican Energy Co.	4.250%	7/15/49	6,748	8,738
MidAmerican Energy Co.	3.150%	4/15/50	350	387
Mississippi Power Co.	3.950%	3/30/28	1,750	1,999
Mississippi Power Co.	4.250%	3/15/42	7,875	9,240
National Rural Utilities Cooperative Finance
Corp.	1.750%	1/21/22	3,323	3,386
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	2,662	2,738
National Rural Utilities Cooperative Finance
Corp.	2.400%	4/25/22	6,540	6,722
National Rural Utilities Cooperative Finance
Corp.	2.300%	9/15/22	1,100	1,137
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	12,460	13,065
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	5,925	6,416
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	10,596	11,347
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	9,327	10,153
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	9,702	10,841
National Rural Utilities Cooperative Finance
Corp.	3.050%	4/25/27	4,185	4,661
National Rural Utilities Cooperative Finance
Corp.	3.900%	11/1/28	5,640	6,750
National Rural Utilities Cooperative Finance
Corp.	3.700%	3/15/29	6,954	8,180
National Rural Utilities Cooperative Finance
Corp.	2.400%	3/15/30	6,458	7,019
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	700	1,113
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	12,195	14,866
4 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	3,307	3,373
4 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	6,115	6,548
National Rural Utilities Cooperative Finance
Corp.	4.400%	11/1/48	8,600	11,121
National Rural Utilities Cooperative Finance
Corp.	4.300%	3/15/49	12,145	15,762
Nevada Power Co.	3.700%	5/1/29	11,250	13,195
Nevada Power Co.	2.400%	5/1/30	6,035	6,481
Nevada Power Co.	6.650%	4/1/36	5,800	8,561

Nevada Power Co.	6.750%	7/1/37	8,422	12,795
Nevada Power Co.	3.125%	8/1/50	8,208	8,843
NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	12,500	12,737
NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	9,640	9,989
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	6,108	6,390
NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	6,350	6,857
NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	16,010	17,292
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	3,800	4,255
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	16,831	19,087
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	5,133	5,864
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	3,927	4,239
NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	32,600	33,732
4 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	8,075	8,721
4 NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	4,000	4,545
Northern States Power Co.	2.150%	8/15/22	133	136
Northern States Power Co.	2.600%	5/15/23	4,400	4,602
Northern States Power Co.	6.250%	6/1/36	3,670	5,389
Northern States Power Co.	6.200%	7/1/37	4,843	7,228
Northern States Power Co.	5.350%	11/1/39	8,146	11,539
Northern States Power Co.	3.400%	8/15/42	4,383	5,007
Northern States Power Co.	4.125%	5/15/44	700	886
Northern States Power Co.	4.000%	8/15/45	3,120	3,898
Northern States Power Co.	3.600%	5/15/46	300	357
Northern States Power Co.	3.600%	9/15/47	717	859
Northern States Power Co.	2.900%	3/1/50	4,546	4,831
NorthWestern Corp.	4.176%	11/15/44	5,020	6,083
NSTAR Electric Co.	2.375%	10/15/22	9,075	9,390
NSTAR Electric Co.	3.200%	5/15/27	9,100	10,177
NSTAR Electric Co.	3.250%	5/15/29	4,983	5,646
NSTAR Electric Co.	3.950%	4/1/30	1,000	1,210
NSTAR Electric Co.	5.500%	3/15/40	4,996	7,014
NSTAR Electric Co.	4.400%	3/1/44	3,300	4,200
Oglethorpe Power Corp.	5.950%	11/1/39	1,930	2,458
Oglethorpe Power Corp.	5.375%	11/1/40	8,150	9,950
Oglethorpe Power Corp.	5.250%	9/1/50	568	675
Ohio Edison Co.	6.875%	7/15/36	1,970	2,778
Ohio Power Co.	5.375%	10/1/21	6,266	6,578
Ohio Power Co.	2.600%	4/1/30	100	110
Ohio Power Co.	4.150%	4/1/48	4,295	5,351
Ohio Power Co.	4.000%	6/1/49	5,160	6,310
Oklahoma Gas & Electric Co.	3.800%	8/15/28	5,725	6,518
Oklahoma Gas & Electric Co.	3.250%	4/1/30	7,800	8,757
Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,975	3,486
Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,979	4,510
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	350	368
Oncor Electric Delivery Co. LLC	2.750%	6/1/24	10,100	10,829
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	10,172	11,094
6 Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,700	2,686
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	6,556	7,717
Oncor Electric Delivery Co. LLC	5.750%	3/15/29	1,600	2,093
Oncor Electric Delivery Co. LLC	2.750%	5/15/30	5,850	6,516
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	5,440	8,027
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	2,930	4,541
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,771	2,912
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	5,900	8,087
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	4,494	5,740
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,825	2,579

Oncor Electric Delivery Co. LLC	3.750%	4/1/45	12,952	15,381
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	4,215	5,103
Oncor Electric Delivery Co. LLC	4.100%	11/15/48	2,700	3,447
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	12,858	15,921
Oncor Electric Delivery Co. LLC	3.100%	9/15/49	7,755	8,503
Oncor Electric Delivery Co. LLC	3.700%	5/15/50	6,994	8,376
6 Oncor Electric Delivery Co. LLC	5.350%	10/1/52	3,150	4,761
Pacific Gas & Electric Co.	3.850%	11/15/23	8,400	8,861
Pacific Gas & Electric Co.	3.750%	2/15/24	3,028	3,181
Pacific Gas & Electric Co.	3.500%	6/15/25	7,000	7,353
Pacific Gas & Electric Co.	3.300%	12/1/27	31,934	32,737
Pacific Gas & Electric Co.	3.950%	12/1/47	25,048	23,119
Pacific Gas and Electric Co.	1.750%	6/16/22	32,000	31,973
Pacific Gas and Electric Co.	3.450%	7/1/25	1,150	1,203
Pacific Gas and Electric Co.	3.150%	1/1/26	28,164	28,842
Pacific Gas and Electric Co.	2.100%	8/1/27	5,000	4,836
Pacific Gas and Electric Co.	3.750%	7/1/28	17,125	17,780
Pacific Gas and Electric Co.	4.550%	7/1/30	50,161	54,194
Pacific Gas and Electric Co.	2.500%	2/1/31	25,000	23,616
Pacific Gas and Electric Co.	4.500%	7/1/40	29,275	29,643
Pacific Gas and Electric Co.	3.300%	8/1/40	10,000	9,165
Pacific Gas and Electric Co.	4.750%	2/15/44	14,530	14,877
Pacific Gas and Electric Co.	4.300%	3/15/45	7,950	7,751
Pacific Gas and Electric Co.	4.250%	3/15/46	250	248
Pacific Gas and Electric Co.	4.950%	7/1/50	45,300	48,437
Pacific Gas and Electric Co.	3.500%	8/1/50	26,400	23,800
PacifiCorp	2.950%	2/1/22	4,992	5,127
PacifiCorp	2.950%	6/1/23	5,215	5,537
PacifiCorp	3.600%	4/1/24	7,214	7,941
PacifiCorp	3.500%	6/15/29	14,950	17,292
PacifiCorp	2.700%	9/15/30	5,808	6,402
PacifiCorp	7.700%	11/15/31	1,349	2,085
PacifiCorp	5.250%	6/15/35	3,543	4,951
PacifiCorp	6.100%	8/1/36	5,473	7,706
PacifiCorp	5.750%	4/1/37	9,569	13,119
PacifiCorp	6.250%	10/15/37	7,407	10,679
PacifiCorp	6.350%	7/15/38	3,717	5,460
PacifiCorp	6.000%	1/15/39	4,671	6,687
PacifiCorp	4.100%	2/1/42	5,190	6,171
PacifiCorp	4.125%	1/15/49	6,322	7,818
PacifiCorp	4.150%	2/15/50	16,225	20,283
PacifiCorp	3.300%	3/15/51	11,541	12,937
PECO Energy Co.	2.375%	9/15/22	3,925	4,056
PECO Energy Co.	3.150%	10/15/25	2,350	2,569
PECO Energy Co.	3.900%	3/1/48	7,150	8,862
PECO Energy Co.	3.000%	9/15/49	5,300	5,649
PECO Energy Co.	2.800%	6/15/50	6,190	6,440
Pinnacle West Capital Corp.	1.300%	6/15/25	10,200	10,361
Potomac Electric Power Co.	3.600%	3/15/24	3,537	3,870
Potomac Electric Power Co.	6.500%	11/15/37	7,732	11,409
Potomac Electric Power Co.	4.150%	3/15/43	5,740	6,946
PPL Capital Funding Inc.	4.200%	6/15/22	3,190	3,353
PPL Capital Funding Inc.	3.500%	12/1/22	1,745	1,839
PPL Capital Funding Inc.	3.400%	6/1/23	4,045	4,292
PPL Capital Funding Inc.	3.950%	3/15/24	977	1,059
PPL Capital Funding Inc.	3.100%	5/15/26	9,026	9,935
PPL Capital Funding Inc.	4.125%	4/15/30	1,200	1,414

PPL Capital Funding Inc.	4.700%	6/1/43	4,186	5,114
PPL Capital Funding Inc.	5.000%	3/15/44	9,743	11,889
PPL Capital Funding Inc.	4.000%	9/15/47	7,931	9,125
PPL Electric Utilities Corp.	6.250%	5/15/39	5,467	8,025
PPL Electric Utilities Corp.	4.125%	6/15/44	3,100	3,808
PPL Electric Utilities Corp.	4.150%	10/1/45	5,505	6,865
PPL Electric Utilities Corp.	3.950%	6/1/47	5,775	7,049
PPL Electric Utilities Corp.	4.150%	6/15/48	3,560	4,487
Progress Energy Inc.	3.150%	4/1/22	17,465	18,033
Progress Energy Inc.	7.750%	3/1/31	3,060	4,488
Progress Energy Inc.	7.000%	10/30/31	3,025	4,304
Progress Energy Inc.	6.000%	12/1/39	7,724	10,744
PSEG Power LLC	3.850%	6/1/23	11,552	12,447
PSEG Power LLC	8.625%	4/15/31	1,638	2,402
Public Service Co. of Colorado	2.250%	9/15/22	6,300	6,479
Public Service Co. of Colorado	3.700%	6/15/28	5,050	5,848
Public Service Co. of Colorado	1.900%	1/15/31	5,150	5,358
Public Service Co. of Colorado	3.600%	9/15/42	10,575	12,337
Public Service Co. of Colorado	4.300%	3/15/44	1,562	1,987
Public Service Co. of Colorado	3.800%	6/15/47	850	1,031
Public Service Co. of Colorado	4.100%	6/15/48	4,375	5,611
Public Service Co. of Colorado	4.050%	9/15/49	6,242	7,859
Public Service Co. of Colorado	3.200%	3/1/50	3,335	3,748
Public Service Co. of Colorado	2.700%	1/15/51	5,769	5,848
Public Service Co. of New Hampshire	3.500%	11/1/23	4,054	4,401
Public Service Co. of New Hampshire	3.600%	7/1/49	3,540	4,208
Public Service Electric & Gas Co.	2.375%	5/15/23	4,632	4,845
Public Service Electric & Gas Co.	3.250%	9/1/23	125	135
Public Service Electric & Gas Co.	3.000%	5/15/25	11,318	12,382
Public Service Electric & Gas Co.	2.250%	9/15/26	3,000	3,235
Public Service Electric & Gas Co.	3.000%	5/15/27	6,216	6,866
Public Service Electric & Gas Co.	3.700%	5/1/28	1,270	1,486
Public Service Electric & Gas Co.	3.650%	9/1/28	500	583
Public Service Electric & Gas Co.	3.200%	5/15/29	3,600	4,105
Public Service Electric & Gas Co.	2.450%	1/15/30	3,243	3,520
Public Service Electric & Gas Co.	5.800%	5/1/37	1,916	2,743
Public Service Electric & Gas Co.	5.500%	3/1/40	100	144
Public Service Electric & Gas Co.	3.950%	5/1/42	14,730	18,012
Public Service Electric & Gas Co.	3.650%	9/1/42	1,111	1,310
Public Service Electric & Gas Co.	3.800%	3/1/46	16,980	20,739
Public Service Electric & Gas Co.	3.600%	12/1/47	5,190	6,170
Public Service Electric & Gas Co.	3.850%	5/1/49	9,188	11,608
Public Service Electric & Gas Co.	3.200%	8/1/49	100	112
Public Service Electric & Gas Co.	3.150%	1/1/50	3,600	4,061
Public Service Electric & Gas Co.	2.700%	5/1/50	10,200	10,617
Public Service Electric and Gas Co.	2.050%	8/1/50	7,100	6,447
Public Service Enterprise Group Inc.	2.650%	11/15/22	8,108	8,451
Public Service Enterprise Group Inc.	2.875%	6/15/24	4,745	5,058
Public Service Enterprise Group Inc.	0.800%	8/15/25	8,100	8,050
Public Service Enterprise Group Inc.	1.600%	8/15/30	11,150	10,973
Puget Energy Inc.	6.000%	9/1/21	6,776	7,100
Puget Energy Inc.	5.625%	7/15/22	2,050	2,203
Puget Energy Inc.	3.650%	5/15/25	11,049	11,625
6 Puget Energy Inc.	4.100%	6/15/30	5,269	5,878
Puget Sound Energy Inc.	6.274%	3/15/37	3,625	5,250
Puget Sound Energy Inc.	5.757%	10/1/39	6,910	9,964
Puget Sound Energy Inc.	5.795%	3/15/40	1,824	2,593

Puget Sound Energy Inc.	5.638%	4/15/41	3,318	4,714
Puget Sound Energy Inc.	4.300%	5/20/45	12,750	16,001
Puget Sound Energy Inc.	4.223%	6/15/48	6,846	8,573
Puget Sound Energy Inc.	3.250%	9/15/49	5,575	6,171
San Diego Gas & Electric Co.	3.600%	9/1/23	7,382	7,953
San Diego Gas & Electric Co.	2.500%	5/15/26	1,589	1,714
San Diego Gas & Electric Co.	1.700%	10/1/30	3,700	3,664
San Diego Gas & Electric Co.	6.000%	6/1/39	1,929	2,809
San Diego Gas & Electric Co.	4.500%	8/15/40	5,645	6,950
San Diego Gas & Electric Co.	3.750%	6/1/47	4,450	5,096
San Diego Gas & Electric Co.	4.150%	5/15/48	7,070	8,618
San Diego Gas & Electric Co.	3.320%	4/15/50	3,000	3,272
Sierra Pacific Power Co.	2.600%	5/1/26	13,650	14,872
4 Southern California Edison Co.	1.845%	2/1/22	1,168	1,167
Southern California Edison Co.	2.400%	2/1/22	7,400	7,561
Southern California Edison Co.	3.400%	6/1/23	8,345	8,771
Southern California Edison Co.	3.500%	10/1/23	9,027	9,673
Southern California Edison Co.	3.700%	8/1/25	16,125	17,932
Southern California Edison Co.	1.200%	2/1/26	5,000	4,972
Southern California Edison Co.	3.650%	3/1/28	10,375	11,402
Southern California Edison Co.	4.200%	3/1/29	6,805	7,836
Southern California Edison Co.	6.650%	4/1/29	2,881	3,430
Southern California Edison Co.	2.850%	8/1/29	4,432	4,659
Southern California Edison Co.	2.250%	6/1/30	10,600	10,567
Southern California Edison Co.	6.000%	1/15/34	5,535	7,354
Southern California Edison Co.	5.750%	4/1/35	2,913	3,863
Southern California Edison Co.	5.350%	7/15/35	9,228	11,843
Southern California Edison Co.	5.625%	2/1/36	5,650	6,837
Southern California Edison Co.	5.550%	1/15/37	6,225	7,831
Southern California Edison Co.	5.950%	2/1/38	8,468	10,771
Southern California Edison Co.	6.050%	3/15/39	2,960	3,841
Southern California Edison Co.	5.500%	3/15/40	7,748	9,660
Southern California Edison Co.	4.500%	9/1/40	4,650	5,204
Southern California Edison Co.	4.050%	3/15/42	12,662	13,513
Southern California Edison Co.	3.900%	3/15/43	5,656	5,895
Southern California Edison Co.	4.650%	10/1/43	3,747	4,337
Southern California Edison Co.	3.600%	2/1/45	10,845	11,050
Southern California Edison Co.	4.000%	4/1/47	2,867	3,069
Southern California Edison Co.	4.125%	3/1/48	18,930	20,630
Southern California Edison Co.	4.875%	3/1/49	7,510	8,920
Southern California Edison Co.	3.650%	2/1/50	17,157	17,613
Southern Co.	2.350%	7/1/21	16,475	16,679
Southern Co.	2.950%	7/1/23	7,825	8,294
Southern Co.	3.250%	7/1/26	18,515	20,561
Southern Co.	3.700%	4/30/30	9,700	11,071
Southern Co.	4.250%	7/1/36	6,400	7,384
Southern Co.	4.400%	7/1/46	13,185	15,601
4 Southern Co.	4.000%	1/15/51	6,200	6,175
Southern Power Co.	2.500%	12/15/21	9,800	10,032
Southern Power Co.	4.150%	12/1/25	5,850	6,699
Southern Power Co.	5.150%	9/15/41	12,481	14,148
Southern Power Co.	5.250%	7/15/43	3,750	4,280
Southern Power Co.	4.950%	12/15/46	4,380	4,868
Southwestern Electric Power Co.	2.750%	10/1/26	5,210	5,612
Southwestern Electric Power Co.	4.100%	9/15/28	18,395	21,261
Southwestern Electric Power Co.	6.200%	3/15/40	8,113	11,123
Southwestern Electric Power Co.	3.900%	4/1/45	15,117	16,663

Southwestern Electric Power Co.	3.850%	2/1/48	7,150	7,849
Southwestern Public Service Co.	3.300%	6/15/24	2,990	3,233
Southwestern Public Service Co.	4.500%	8/15/41	6,268	7,736
Southwestern Public Service Co.	3.400%	8/15/46	21,590	23,654
Southwestern Public Service Co.	3.700%	8/15/47	7,800	9,001
Southwestern Public Service Co.	4.400%	11/15/48	13,811	17,639
Southwestern Public Service Co.	3.750%	6/15/49	6,060	7,266
Southwestern Public Service Co.	3.150%	5/1/50	6,275	6,897
Tampa Electric Co.	4.100%	6/15/42	602	719
Tampa Electric Co.	4.350%	5/15/44	5,935	7,325
Tampa Electric Co.	4.300%	6/15/48	4,440	5,576
Tampa Electric Co.	4.450%	6/15/49	5,185	6,745
Tampa Electric Co.	3.625%	6/15/50	4,020	4,722
Toledo Edison Co.	6.150%	5/15/37	3,530	5,009
Tucson Electric Power Co.	3.050%	3/15/25	2,484	2,710
Tucson Electric Power Co.	1.500%	8/1/30	3,000	2,958
Tucson Electric Power Co.	4.850%	12/1/48	185	251
Tucson Electric Power Co.	4.000%	6/15/50	5,538	6,678
Union Electric Co.	3.500%	4/15/24	8,630	9,388
Union Electric Co.	2.950%	6/15/27	6,275	6,931
Union Electric Co.	3.500%	3/15/29	5,249	6,061
Union Electric Co.	2.950%	3/15/30	9,000	10,074
Union Electric Co.	5.300%	8/1/37	3,570	4,736
Union Electric Co.	8.450%	3/15/39	1,775	2,988
Union Electric Co.	3.900%	9/15/42	3,993	4,758
Union Electric Co.	3.650%	4/15/45	6,055	7,035
Union Electric Co.	4.000%	4/1/48	5,000	6,180
Union Electric Co.	3.250%	10/1/49	5,450	6,176
Virginia Electric & Power Co.	2.950%	1/15/22	4,070	4,166
Virginia Electric & Power Co.	3.450%	9/1/22	5,590	5,848
Virginia Electric & Power Co.	2.750%	3/15/23	6,687	6,994
Virginia Electric & Power Co.	3.450%	2/15/24	6,320	6,812
Virginia Electric & Power Co.	3.100%	5/15/25	7,155	7,823
Virginia Electric & Power Co.	3.150%	1/15/26	14,290	15,830
Virginia Electric & Power Co.	2.950%	11/15/26	4,720	5,257
Virginia Electric & Power Co.	3.500%	3/15/27	31,872	36,326
Virginia Electric & Power Co.	3.800%	4/1/28	21,210	24,969
Virginia Electric & Power Co.	2.875%	7/15/29	3,870	4,332
Virginia Electric & Power Co.	6.000%	1/15/36	7,802	10,980
Virginia Electric & Power Co.	6.000%	5/15/37	5,657	8,102
Virginia Electric & Power Co.	6.350%	11/30/37	5,030	7,499
Virginia Electric & Power Co.	8.875%	11/15/38	1,900	3,403
Virginia Electric & Power Co.	4.000%	1/15/43	9,056	11,057
Virginia Electric & Power Co.	4.650%	8/15/43	8,430	11,163
Virginia Electric & Power Co.	4.450%	2/15/44	11,380	14,763
Virginia Electric & Power Co.	4.200%	5/15/45	6,425	8,132
Virginia Electric & Power Co.	4.000%	11/15/46	8,034	9,971
Virginia Electric & Power Co.	3.800%	9/15/47	7,224	8,775
Virginia Electric & Power Co.	4.600%	12/1/48	19,145	26,093
Virginia Electric & Power Co.	3.300%	12/1/49	13,900	16,075
WEC Energy Group Inc.	0.550%	9/15/23	5,700	5,711
WEC Energy Group Inc.	3.550%	6/15/25	3,139	3,514
Westar Energy Inc.	2.550%	7/1/26	7,875	8,547
Westar Energy Inc.	3.100%	4/1/27	13,010	14,324
Westar Energy Inc.	4.125%	3/1/42	8,362	10,052
Westar Energy Inc.	4.100%	4/1/43	5,475	6,594
Westar Energy Inc.	4.250%	12/1/45	3,872	4,886

Westar Energy Inc.	3.250%	9/1/49	4,050	4,459
Wisconsin Electric Power Co.	2.050%	12/15/24	1,905	2,008
Wisconsin Electric Power Co.	5.625%	5/15/33	775	1,063
Wisconsin Electric Power Co.	5.700%	12/1/36	1,050	1,492
Wisconsin Electric Power Co.	4.300%	10/15/48	3,505	4,421
Wisconsin Power & Light Co.	3.050%	10/15/27	2,200	2,431
Wisconsin Power & Light Co.	3.000%	7/1/29	72	81
Wisconsin Power & Light Co.	6.375%	8/15/37	4,225	6,170
Wisconsin Power & Light Co.	3.650%	4/1/50	4,375	5,193
Wisconsin Public Service Corp.	3.350%	11/21/21	7,222	7,458
Wisconsin Public Service Corp.	3.671%	12/1/42	3,375	3,838
Wisconsin Public Service Corp.	4.752%	11/1/44	5,000	6,557
Wisconsin Public Service Corp.	3.300%	9/1/49	1,050	1,180
Xcel Energy Inc.	2.400%	3/15/21	4,390	4,422
Xcel Energy Inc.	2.600%	3/15/22	5,225	5,375
Xcel Energy Inc.	0.500%	10/15/23	7,100	7,081
Xcel Energy Inc.	3.300%	6/1/25	7,290	8,035
Xcel Energy Inc.	3.350%	12/1/26	2,901	3,259
Xcel Energy Inc.	4.000%	6/15/28	6,531	7,685
Xcel Energy Inc.	2.600%	12/1/29	5,200	5,575
Xcel Energy Inc.	3.400%	6/1/30	15,718	18,036
Xcel Energy Inc.	6.500%	7/1/36	7,956	11,564
Xcel Energy Inc.	3.500%	12/1/49	4,890	5,437

Natural Gas (0.2%)
Atmos Energy Corp.	3.000%	6/15/27	7,400	8,188
Atmos Energy Corp.	2.625%	9/15/29	2,514	2,776
Atmos Energy Corp.	5.500%	6/15/41	10,250	14,231
Atmos Energy Corp.	4.150%	1/15/43	6,435	7,948
Atmos Energy Corp.	4.125%	10/15/44	3,255	4,005
Atmos Energy Corp.	3.375%	9/15/49	19,020	21,619
CenterPoint Energy Resources Corp.	4.500%	1/15/21	16,567	16,591
CenterPoint Energy Resources Corp.	3.550%	4/1/23	3,000	3,202
CenterPoint Energy Resources Corp.	4.000%	4/1/28	3,350	3,788
CenterPoint Energy Resources Corp.	1.750%	10/1/30	4,000	4,005
CenterPoint Energy Resources Corp.	5.850%	1/15/41	6,750	9,300
CenterPoint Energy Resources Corp.	4.100%	9/1/47	3,200	3,766
6 East Ohio Gas Co.	2.000%	6/15/30	1,000	1,036
6 East Ohio Gas Co.	3.000%	6/15/50	2,650	2,754
KeySpan Corp.	5.803%	4/1/35	2,800	3,646
NiSource Finance Corp.	3.490%	5/15/27	11,296	12,563
NiSource Finance Corp.	5.950%	6/15/41	6,926	9,531
NiSource Finance Corp.	5.250%	2/15/43	1,580	2,074
NiSource Finance Corp.	4.800%	2/15/44	2,252	2,823
NiSource Finance Corp.	5.650%	2/1/45	2,610	3,609
NiSource Finance Corp.	4.375%	5/15/47	26,435	32,579
NiSource Finance Corp.	3.950%	3/30/48	605	706
NiSource Inc.	0.950%	8/15/25	9,000	8,974
NiSource Inc.	2.950%	9/1/29	8,987	9,700
NiSource Inc.	3.600%	5/1/30	1,150	1,306
NiSource Inc.	1.700%	2/15/31	14,200	13,876
ONE Gas Inc.	2.000%	5/15/30	3,000	3,105
ONE Gas Inc.	4.658%	2/1/44	4,925	6,284
ONE Gas Inc.	4.500%	11/1/48	7,610	9,586
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	5,750	6,553
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	2,450	3,112
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,215	4,706

Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	5,000	5,431
Sempra Energy	2.875%	10/1/22	6,325	6,562
Sempra Energy	2.900%	2/1/23	6,925	7,253
Sempra Energy	4.050%	12/1/23	11,435	12,464
Sempra Energy	3.550%	6/15/24	1,400	1,521
Sempra Energy	3.750%	11/15/25	5,616	6,292
Sempra Energy	3.250%	6/15/27	9,730	10,670
Sempra Energy	3.400%	2/1/28	11,080	12,182
Sempra Energy	3.800%	2/1/38	14,990	16,747
Sempra Energy	6.000%	10/15/39	22,945	31,628
Sempra Energy	4.000%	2/1/48	9,935	11,288
Southern California Gas Co.	3.150%	9/15/24	4,645	5,056
Southern California Gas Co.	3.200%	6/15/25	1,670	1,847
Southern California Gas Co.	2.600%	6/15/26	13,950	15,050
Southern California Gas Co.	2.550%	2/1/30	8,705	9,383
Southern California Gas Co.	3.750%	9/15/42	3,845	4,490
Southern California Gas Co.	4.125%	6/1/48	5,075	6,333
Southern California Gas Co.	4.300%	1/15/49	550	700
Southern California Gas Co.	3.950%	2/15/50	4,325	5,255
Southern Co. Gas Capital Corp.	2.450%	10/1/23	1,926	2,025
Southern Co. Gas Capital Corp.	3.250%	6/15/26	5,105	5,621
Southern Co. Gas Capital Corp.	1.750%	1/15/31	7,700	7,624
Southern Co. Gas Capital Corp.	5.875%	3/15/41	4,395	5,970
Southern Co. Gas Capital Corp.	4.400%	6/1/43	5,106	6,003
Southern Co. Gas Capital Corp.	3.950%	10/1/46	6,000	6,718
Southern Co. Gas Capital Corp.	4.400%	5/30/47	18,620	22,330
Southwest Gas Corp.	3.700%	4/1/28	7,425	8,433
Southwest Gas Corp.	2.200%	6/15/30	500	522
Southwest Gas Corp.	3.800%	9/29/46	1,085	1,199
Southwest Gas Corp.	4.150%	6/1/49	3,475	4,154
Washington Gas Light Co.	3.796%	9/15/46	4,675	5,404
Washington Gas Light Co.	3.650%	9/15/49	6,000	6,772

Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	6,450	7,065
American Water Capital Corp.	3.400%	3/1/25	6,260	6,930
American Water Capital Corp.	2.950%	9/1/27	8,300	9,160
American Water Capital Corp.	3.750%	9/1/28	6,817	7,934
American Water Capital Corp.	3.450%	6/1/29	7,299	8,360
American Water Capital Corp.	2.800%	5/1/30	4,766	5,203
American Water Capital Corp.	6.593%	10/15/37	8,141	12,165
American Water Capital Corp.	4.300%	12/1/42	60	74
American Water Capital Corp.	4.300%	9/1/45	7,467	9,330
American Water Capital Corp.	4.000%	12/1/46	1,465	1,769
American Water Capital Corp.	3.750%	9/1/47	12,125	14,229
American Water Capital Corp.	4.200%	9/1/48	11,045	13,784
American Water Capital Corp.	4.150%	6/1/49	6,890	8,603
American Water Capital Corp.	3.450%	5/1/50	6,300	7,086
Essential Utilities Inc.	3.566%	5/1/29	7,195	8,140
Essential Utilities Inc.	2.704%	4/15/30	4,200	4,499
Essential Utilities Inc.	4.276%	5/1/49	5,070	6,266
Essential Utilities Inc.	3.351%	4/15/50	5,200	5,541
United Utilities plc	6.875%	8/15/28	960	1,242
Veolia Environnement SA	6.750%	6/1/38	1,690	2,434
				6,890,186
Total Corporate Bonds (Cost $78,128,395)				85,430,773

Sovereign Bonds (4.1%)
African Development Bank	0.500%	4/22/22	19,500	19,572
African Development Bank	1.625%	9/16/22	31,330	32,162
African Development Bank	2.125%	11/16/22	47,410	49,267
African Development Bank	0.750%	4/3/23	4,000	4,048
African Development Bank	3.000%	9/20/23	17,560	18,956
Asian Development Bank	2.125%	11/24/21	13,050	13,332
Asian Development Bank	2.000%	2/16/22	79,466	81,378
Asian Development Bank	1.875%	2/18/22	34,250	35,018
Asian Development Bank	0.625%	4/7/22	28,750	28,916
Asian Development Bank	1.875%	7/19/22	52,750	54,293
Asian Development Bank	1.875%	8/10/22	1,000	1,030
Asian Development Bank	1.750%	9/13/22	42,818	44,062
Asian Development Bank	1.625%	1/24/23	23,050	23,773
Asian Development Bank	2.750%	3/17/23	65,586	69,574
Asian Development Bank	0.250%	7/14/23	55,850	55,824
Asian Development Bank	0.250%	10/6/23	52,000	51,943
Asian Development Bank	2.625%	1/30/24	9,239	9,944
Asian Development Bank	1.500%	10/18/24	42,330	44,251
Asian Development Bank	2.000%	1/22/25	16,465	17,582
Asian Development Bank	2.125%	3/19/25	3,285	3,533
Asian Development Bank	0.625%	4/29/25	40,128	40,467
Asian Development Bank	0.375%	9/3/25	76,000	75,692
Asian Development Bank	2.000%	4/24/26	13,050	14,109
Asian Development Bank	1.750%	8/14/26	1,225	1,307
Asian Development Bank	2.625%	1/12/27	21,200	23,809
Asian Development Bank	6.220%	8/15/27	475	639
Asian Development Bank	2.500%	11/2/27	41,697	46,928
Asian Development Bank	2.750%	1/19/28	23,142	26,542
Asian Development Bank	5.820%	6/16/28	2,390	3,252
Asian Development Bank	3.125%	9/26/28	8,500	10,067
Asian Development Bank	1.750%	9/19/29	32,100	34,572
Asian Development Bank	1.875%	1/24/30	19,100	20,839
Asian Development Bank	0.750%	10/8/30	26,500	26,106
Asian Infrastructure Investment Bank	0.250%	9/29/23	21,900	21,850
Asian Infrastructure Investment Bank	2.250%	5/16/24	33,360	35,641
Asian Infrastructure Investment Bank	0.500%	5/28/25	19,000	18,993
Canada	2.625%	1/25/22	33,955	35,023
Canada	2.000%	11/15/22	36,710	38,101
Canada	1.625%	1/22/25	31,000	32,635
CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	5,000	5,480
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	14,185	14,875
CNOOC Finance 2013 Ltd.	2.875%	9/30/29	5,850	6,242
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	4,010	4,908
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	9,650	10,376
CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	4,500	5,505
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	34,310	37,731
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	10,165	11,890
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	39,620	43,861
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	6,465	8,559
Corp. Andina de Fomento	1.625%	9/23/25	5,900	5,905
Corp. Andina de Fomento	3.250%	2/11/22	1,897	1,955
Corp. Andina de Fomento	4.375%	6/15/22	20,170	21,280
Corp. Andina de Fomento	2.750%	1/6/23	21,879	22,691
Corp. Andina de Fomento	2.375%	5/12/23	3,950	4,069
Corp. Andina de Fomento	3.750%	11/23/23	14,793	15,976
Council Of Europe Development Bank	1.750%	9/26/22	9,300	9,575

Council Of Europe Development Bank	2.625%	2/13/23	23,255	24,535
Council Of Europe Development Bank	0.250%	6/10/23	3,150	3,147
Council Of Europe Development Bank	2.500%	2/27/24	2,800	3,004
Council Of Europe Development Bank	1.375%	2/27/25	13,000	13,530
Ecopetrol SA	5.875%	9/18/23	12,970	14,251
Ecopetrol SA	4.125%	1/16/25	26,203	27,480
Ecopetrol SA	5.375%	6/26/26	23,334	25,638
Ecopetrol SA	6.875%	4/29/30	21,192	25,060
Ecopetrol SA	7.375%	9/18/43	9,546	11,968
Ecopetrol SA	5.875%	5/28/45	25,352	27,634
Equinor ASA	2.750%	11/10/21	18,760	19,228
Equinor ASA	3.150%	1/23/22	11,317	11,713
Equinor ASA	2.450%	1/17/23	23,672	24,737
Equinor ASA	7.750%	6/15/23	185	219
Equinor ASA	2.650%	1/15/24	25,212	26,856
Equinor ASA	3.700%	3/1/24	14,637	16,135
Equinor ASA	3.250%	11/10/24	13,655	15,029
Equinor ASA	2.875%	4/6/25	571	620
Equinor ASA	1.750%	1/22/26	1,890	1,957
Equinor ASA	3.000%	4/6/27	100	110
Equinor ASA	7.250%	9/23/27	7,605	10,251
Equinor ASA	3.625%	9/10/28	8,075	9,439
6 Equinor ASA	6.500%	12/1/28	975	1,286
Equinor ASA	3.125%	4/6/30	20,900	23,358
Equinor ASA	2.375%	5/22/30	3,425	3,619
Equinor ASA	5.100%	8/17/40	5,936	8,005
Equinor ASA	4.250%	11/23/41	9,009	10,746
Equinor ASA	3.950%	5/15/43	9,942	11,423
Equinor ASA	4.800%	11/8/43	8,146	10,472
Equinor ASA	3.250%	11/18/49	12,526	13,241
Equinor ASA	3.700%	4/6/50	24,728	28,030
European Bank for Reconstruction &
Development	1.500%	11/2/21	12,300	12,465
European Bank for Reconstruction &
Development	1.875%	2/23/22	17,500	17,894
European Bank for Reconstruction &
Development	2.125%	3/7/22	1,040	1,068
European Bank for Reconstruction &
Development	2.750%	3/7/23	24,194	25,636
European Bank for Reconstruction &
Development	0.250%	7/10/23	27,000	26,972
European Bank for Reconstruction &
Development	1.625%	9/27/24	6,880	7,222
European Bank for Reconstruction &
Development	1.500%	2/13/25	4,200	4,394
European Bank for Reconstruction &
Development	0.500%	5/19/25	29,065	29,147
European Investment Bank	2.125%	10/15/21	27,540	28,079
European Investment Bank	2.875%	12/15/21	67,182	69,314
European Investment Bank	2.250%	3/15/22	88,860	91,472
European Investment Bank	2.625%	5/20/22	18,075	18,779
European Investment Bank	2.375%	6/15/22	72,930	75,583
European Investment Bank	2.250%	8/15/22	34,415	35,709
European Investment Bank	1.375%	9/6/22	33,840	34,576
European Investment Bank	2.000%	12/15/22	9,185	9,539
European Investment Bank	2.500%	3/15/23	30,398	32,064
European Investment Bank	1.375%	5/15/23	32,500	33,448

European Investment Bank	2.875%	8/15/23	48,404	52,010
European Investment Bank	0.250%	9/15/23	59,850	59,821
European Investment Bank	3.125%	12/14/23	44,750	48,793
European Investment Bank	3.250%	1/29/24	50,490	55,420
European Investment Bank	2.625%	3/15/24	34,556	37,305
European Investment Bank	2.250%	6/24/24	52,115	55,822
European Investment Bank	2.500%	10/15/24	25,610	27,806
European Investment Bank	1.875%	2/10/25	55,694	59,242
European Investment Bank	1.625%	3/14/25	59,347	62,501
European Investment Bank	0.625%	7/25/25	71,400	72,000
European Investment Bank	0.375%	12/15/25	51,750	51,529
European Investment Bank	2.125%	4/13/26	52,745	57,450
European Investment Bank	2.375%	5/24/27	13,460	15,011
European Investment Bank	1.625%	10/9/29	12,190	13,057
European Investment Bank	0.875%	5/17/30	7,800	7,828
European Investment Bank	0.750%	9/23/30	17,350	17,142
European Investment Bank	4.875%	2/15/36	22,890	34,477
Export Development Canada	1.375%	10/21/21	14,300	14,479
Export Development Canada	2.000%	5/17/22	1,500	1,543
Export Development Canada	1.750%	7/18/22	33,960	34,851
Export Development Canada	2.500%	1/24/23	12,540	13,178
Export Development Canada	1.375%	2/24/23	42,820	43,807
Export Development Canada	2.750%	3/15/23	8,990	9,528
Export Development Canada	2.625%	2/21/24	10,625	11,442
Export-Import Bank of Korea	1.875%	10/21/21	13,525	13,714
Export-Import Bank of Korea	3.500%	11/27/21	8,900	9,198
Export-Import Bank of Korea	2.750%	1/25/22	23,160	23,807
Export-Import Bank of Korea	5.000%	4/11/22	6,100	6,527
Export-Import Bank of Korea	3.000%	11/1/22	8,664	9,096
Export-Import Bank of Korea	3.625%	11/27/23	13,664	14,927
Export-Import Bank of Korea	4.000%	1/14/24	33,525	36,962
Export-Import Bank of Korea	2.875%	1/21/25	200	216
Export-Import Bank of Korea	1.875%	2/12/25	15,200	15,833
Export-Import Bank of Korea	3.250%	11/10/25	6,580	7,347
Export-Import Bank of Korea	2.625%	5/26/26	12,975	14,143
Export-Import Bank of Korea	3.250%	8/12/26	725	819
Export-Import Bank of Korea	2.375%	4/21/27	250	265
Export-Import Bank of Korea	1.250%	9/21/30	25,000	24,547
FMS Wertmanagement	2.000%	8/1/22	54,160	55,893
FMS Wertmanagement	2.750%	1/30/24	2,000	2,161
Hydro-Quebec	8.400%	1/15/22	8,302	9,110
Hydro-Quebec	8.050%	7/7/24	9,190	11,549
Hydro-Quebec	8.500%	12/1/29	5,546	8,855
Industrial & Commercial Bank of China Ltd.	2.452%	10/20/21	1,230	1,248
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	9,310	9,681
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	8,600	9,525
Inter-American Development Bank	2.125%	1/18/22	66,350	67,946
Inter-American Development Bank	1.750%	4/14/22	30,640	31,346
Inter-American Development Bank	1.750%	9/14/22	32,578	33,526
Inter-American Development Bank	3.000%	9/26/22	27,796	29,300
Inter-American Development Bank	2.500%	1/18/23	59,470	62,483
Inter-American Development Bank	0.500%	5/24/23	10,100	10,159
Inter-American Development Bank	3.000%	10/4/23	12,525	13,541
Inter-American Development Bank	0.250%	11/15/23	74,800	74,645
Inter-American Development Bank	2.625%	1/16/24	15,545	16,718
Inter-American Development Bank	3.000%	2/21/24	29,957	32,651
Inter-American Development Bank	2.125%	1/15/25	29,620	31,752

Inter-American Development Bank	1.750%	3/14/25	43,065	45,552
Inter-American Development Bank	0.875%	4/3/25	33,100	33,729
Inter-American Development Bank	7.000%	6/15/25	5,249	6,751
Inter-American Development Bank	0.625%	7/15/25	60,500	60,977
Inter-American Development Bank	2.000%	6/2/26	34,095	36,805
Inter-American Development Bank	2.000%	7/23/26	24,280	26,242
Inter-American Development Bank	2.375%	7/7/27	48,250	53,638
Inter-American Development Bank	0.625%	9/16/27	40,000	39,870
Inter-American Development Bank	3.125%	9/18/28	37,489	44,349
Inter-American Development Bank	2.250%	6/18/29	19,550	21,886
Inter-American Development Bank	3.875%	10/28/41	2,895	4,050
Inter-American Development Bank	3.200%	8/7/42	10,502	13,476
Inter-American Development Bank	4.375%	1/24/44	10,950	16,675
International Bank for Reconstruction &
Development	2.750%	7/23/21	25,000	25,506
International Bank for Reconstruction &
Development	2.125%	12/13/21	14,155	14,474
International Bank for Reconstruction &
Development	2.000%	1/26/22	68,385	69,965
International Bank for Reconstruction &
Development	1.625%	2/10/22	63,235	64,418
International Bank for Reconstruction &
Development	2.125%	7/1/22	61,752	63,777
International Bank for Reconstruction &
Development	1.875%	10/7/22	5,500	5,679
International Bank for Reconstruction &
Development	7.625%	1/19/23	16,100	18,784
International Bank for Reconstruction &
Development	1.750%	4/19/23	10,465	10,859
International Bank for Reconstruction &
Development	1.875%	6/19/23	64,550	67,355
International Bank for Reconstruction &
Development	3.000%	9/27/23	64,800	70,024
International Bank for Reconstruction &
Development	2.500%	3/19/24	45,200	48,597
International Bank for Reconstruction &
Development	1.500%	8/28/24	49,995	52,207
International Bank for Reconstruction &
Development	2.500%	11/25/24	71,349	77,541
International Bank for Reconstruction &
Development	1.625%	1/15/25	38,225	40,166
International Bank for Reconstruction &
Development	2.125%	3/3/25	3,246	3,487
International Bank for Reconstruction &
Development	0.750%	3/11/25	15,000	15,205
International Bank for Reconstruction &
Development	0.625%	4/22/25	85,130	85,808
International Bank for Reconstruction &
Development	0.375%	7/28/25	89,875	89,518
International Bank for Reconstruction &
Development	2.500%	7/29/25	30,100	33,029
International Bank for Reconstruction &
Development	3.125%	11/20/25	6,195	7,019
International Bank for Reconstruction &
Development	8.875%	3/1/26	1,050	1,493
International Bank for Reconstruction &
Development	1.875%	10/27/26	7,636	8,221

International Bank for Reconstruction &
Development	2.500%	11/22/27	22,499	25,360
International Bank for Reconstruction &
Development	1.750%	10/23/29	14,750	15,924
International Bank for Reconstruction &
Development	1.615%	3/11/30	500	501
International Bank for Reconstruction &
Development	1.550%	3/19/30	500	501
International Bank for Reconstruction &
Development	0.875%	5/14/30	25,700	25,722
International Bank for Reconstruction &
Development	0.750%	8/26/30	50,500	49,852
International Bank for Reconstruction &
Development	4.750%	2/15/35	10,708	15,754
International Finance Corp.	2.000%	10/24/22	36,600	37,921
International Finance Corp.	2.875%	7/31/23	30,500	32,721
International Finance Corp.	1.375%	10/16/24	20,455	21,271
International Finance Corp.	0.375%	7/16/25	9,000	8,973
International Finance Corp.	2.125%	4/7/26	23,800	25,904
International Finance Corp.	0.750%	8/27/30	12,000	11,869
7 Japan Bank for International Cooperation	3.125%	7/20/21	8,925	9,122
7 Japan Bank for International Cooperation	2.000%	11/4/21	6,880	6,999
7 Japan Bank for International Cooperation	2.500%	6/1/22	9,200	9,517
7 Japan Bank for International Cooperation	2.375%	7/21/22	11,200	11,602
7 Japan Bank for International Cooperation	1.625%	10/17/22	11,000	11,272
7 Japan Bank for International Cooperation	2.375%	11/16/22	34,280	35,720
7 Japan Bank for International Cooperation	1.750%	1/23/23	23,900	24,575
7 Japan Bank for International Cooperation	0.625%	5/22/23	17,000	17,097
7 Japan Bank for International Cooperation	3.250%	7/20/23	4,965	5,352
7 Japan Bank for International Cooperation	3.375%	7/31/23	1,400	1,515
7 Japan Bank for International Cooperation	0.375%	9/15/23	35,000	34,967
7 Japan Bank for International Cooperation	3.375%	10/31/23	24,400	26,558
7 Japan Bank for International Cooperation	2.500%	5/23/24	22,000	23,587
7 Japan Bank for International Cooperation	3.000%	5/29/24	19,690	21,458
7 Japan Bank for International Cooperation	1.750%	10/17/24	13,000	13,624
7 Japan Bank for International Cooperation	2.125%	2/10/25	38,109	40,623
7 Japan Bank for International Cooperation	0.625%	7/15/25	33,500	33,542
7 Japan Bank for International Cooperation	2.750%	1/21/26	5,720	6,341
7 Japan Bank for International Cooperation	2.375%	4/20/26	2,110	2,304
7 Japan Bank for International Cooperation	2.250%	11/4/26	31,450	34,091
7 Japan Bank for International Cooperation	2.875%	6/1/27	30,945	35,012
7 Japan Bank for International Cooperation	2.875%	7/21/27	9,250	10,477
7 Japan Bank for International Cooperation	2.750%	11/16/27	30,720	34,680
7 Japan Bank for International Cooperation	3.250%	7/20/28	14,935	17,541
7 Japan Bank for International Cooperation	3.500%	10/31/28	20,625	24,765
7 Japan Bank for International Cooperation	2.000%	10/17/29	12,000	12,964
7 Japan International Cooperation Agency	2.750%	4/27/27	11,600	12,932
7 Japan International Cooperation Agency	3.375%	6/12/28	5,250	6,211
7 Japan International Cooperation Agency	1.000%	7/22/30	5,800	5,749
8 KFW	2.000%	11/30/21	21,990	22,440
8 KFW	3.125%	12/15/21	73,685	76,260
8 KFW	2.625%	1/25/22	21,440	22,115
8 KFW	2.500%	2/15/22	61,250	63,127
8 KFW	2.125%	3/7/22	76,550	78,613
8 KFW	2.125%	6/15/22	69,190	71,421
8 KFW	1.750%	8/22/22	84,830	87,280
8 KFW	2.000%	9/29/22	7,190	7,443

8 KFW	2.000%	10/4/22	26,050	26,969
8 KFW	2.375%	12/29/22	45,290	47,454
8 KFW	2.125%	1/17/23	45,435	47,395
8 KFW	1.625%	2/15/23	58,705	60,559
8 KFW	0.250%	10/19/23	95,000	94,952
8 KFW	2.625%	2/28/24	21,200	22,900
8 KFW	1.375%	8/5/24	31,405	32,403
8 KFW	2.500%	11/20/24	48,946	53,285
8 KFW	2.000%	5/2/25	20,018	21,492
8 KFW	0.375%	7/18/25	82,950	82,779
8 KFW	2.875%	4/3/28	14,068	16,395
8 KFW	1.750%	9/14/29	16,540	17,854
8 KFW	0.750%	9/30/30	26,800	26,606
8 KFW	0.000%	4/18/36	17,542	14,422
8 KFW	0.000%	6/29/37	33,375	26,984
Korea Development Bank	4.625%	11/16/21	7,935	8,279
Korea Development Bank	2.625%	2/27/22	20,280	20,862
Korea Development Bank	3.000%	3/19/22	2,660	2,753
Korea Development Bank	3.000%	9/14/22	17,400	18,192
Korea Development Bank	3.375%	3/12/23	37,000	39,400
Korea Development Bank	2.750%	3/19/23	9,600	10,067
Korea Development Bank	3.750%	1/22/24	23,490	25,691
Korea Development Bank	3.250%	2/19/24	3,000	3,239
Korea Development Bank	2.125%	10/1/24	5,700	5,983
Korea Development Bank	2.000%	9/12/26	1,500	1,591
8 Landesbank Baden-Wuerttemberg	7.625%	2/1/23	1,580	1,817
8 Landwirtschaftliche Rentenbank	2.000%	12/6/21	340	347
8 Landwirtschaftliche Rentenbank	3.125%	11/14/23	14,850	16,151
8 Landwirtschaftliche Rentenbank	2.000%	1/13/25	39,643	42,335
8 Landwirtschaftliche Rentenbank	0.500%	5/27/25	13,390	13,440
8 Landwirtschaftliche Rentenbank	2.375%	6/10/25	25,425	27,683
8 Landwirtschaftliche Rentenbank	1.750%	7/27/26	18,175	19,416
8 Landwirtschaftliche Rentenbank	2.500%	11/15/27	19,024	21,425
8 Landwirtschaftliche Rentenbank	0.875%	9/3/30	24,700	24,722
Nexen Energy ULC	7.875%	3/15/32	12,915	19,956
Nexen Energy ULC	5.875%	3/10/35	5,174	7,369
Nexen Energy ULC	6.400%	5/15/37	13,204	19,256
Nexen Energy ULC	7.500%	7/30/39	7,748	12,884
Nordic Investment Bank	2.125%	2/1/22	4,565	4,679
Nordic Investment Bank	1.375%	10/17/22	11,800	12,072
Nordic Investment Bank	0.375%	5/19/23	25,100	25,092
Nordic Investment Bank	2.875%	7/19/23	13,500	14,480
Nordic Investment Bank	2.250%	5/21/24	12,000	12,703
Nordic Investment Bank	0.375%	9/11/25	28,000	27,886
North American Development Bank	2.400%	10/26/22	1,658	1,716
9 Oesterreichische Kontrollbank AG	2.375%	10/1/21	10,450	10,668
9 Oesterreichische Kontrollbank AG	2.625%	1/31/22	7,735	7,982
9 Oesterreichische Kontrollbank AG	1.625%	9/17/22	5,400	5,543
9 Oesterreichische Kontrollbank AG	2.875%	3/13/23	14,095	14,980
9 Oesterreichische Kontrollbank AG	3.125%	11/7/23	11,971	13,003
9 Oesterreichische Kontrollbank AG	1.500%	2/12/25	14,400	14,920
9 Oesterreichische Kontrollbank AG	0.375%	9/17/25	30,000	29,878
4 Oriental Republic of Uruguay	8.000%	11/18/22	3,900	4,212
4 Oriental Republic of Uruguay	4.500%	8/14/24	17,345	18,906
4 Oriental Republic of Uruguay	4.375%	10/27/27	27,244	31,399
4 Oriental Republic of Uruguay	4.375%	1/23/31	17,684	21,044
4 Oriental Republic of Uruguay	7.625%	3/21/36	5,930	9,162

4 Oriental Republic of Uruguay	4.125%	11/20/45	13,325	15,707
4 Oriental Republic of Uruguay	5.100%	6/18/50	46,756	62,711
4 Oriental Republic of Uruguay	4.975%	4/20/55	35,791	47,736
4 Petroleos Mexicanos	2.290%	2/15/24	831	857
Petroleos Mexicanos	2.378%	4/15/25	1,413	1,467
Province of Alberta	2.200%	7/26/22	25,170	26,013
Province of Alberta	3.350%	11/1/23	29,015	31,541
Province of Alberta	2.950%	1/23/24	14,235	15,369
Province of Alberta	1.875%	11/13/24	27,635	28,837
Province of Alberta	3.300%	3/15/28	18,290	21,258
Province of Alberta Canada	1.000%	5/20/25	19,305	19,447
Province of Alberta Canada	1.300%	7/22/30	36,360	36,108
Province of British Columbia	2.000%	10/23/22	13,831	14,311
Province of British Columbia	6.500%	1/15/26	266	342
Province of British Columbia	2.250%	6/2/26	8,275	9,032
Province of British Columbia	1.750%	9/27/24	7,875	8,246
Province of Manitoba	2.050%	11/30/20	1,750	1,754
Province of Manitoba	2.125%	5/4/22	4,745	4,875
Province of Manitoba	2.100%	9/6/22	12,070	12,459
Province of Manitoba	2.600%	4/16/24	19,500	20,929
Province of Manitoba	3.050%	5/14/24	2,150	2,342
Province of Manitoba	2.125%	6/22/26	6,575	7,086
Province of New Brunswick	2.500%	12/12/22	1,675	1,748
Province of New Brunswick	3.625%	2/24/28	8,500	9,983
Province of Ontario	2.400%	2/8/22	19,007	19,526
Province of Ontario	2.550%	4/25/22	35,310	36,546
Province of Ontario	2.250%	5/18/22	41,675	42,967
Province of Ontario	2.450%	6/29/22	16,585	17,181
Province of Ontario	2.200%	10/3/22	10,500	10,890
Province of Ontario	1.750%	1/24/23	10,680	11,022
Province of Ontario	3.400%	10/17/23	54,220	59,087
Province of Ontario	3.050%	1/29/24	12,865	13,969
Province of Ontario	3.200%	5/16/24	5,550	6,089
Province of Ontario	2.500%	4/27/26	17,655	19,332
Province of Ontario	2.300%	6/15/26	43,475	47,223
Province of Ontario	2.000%	10/2/29	32,560	34,961
Province of Ontario	1.125%	10/7/30	14,825	14,782
Province of Quebec	2.375%	1/31/22	19,450	19,982
Province of Quebec	2.625%	2/13/23	27,475	28,940
Province of Quebec	7.500%	7/15/23	300	356
Province of Quebec	7.125%	2/9/24	11,272	13,687
Province of Quebec	2.500%	4/9/24	900	965
Province of Quebec	2.875%	10/16/24	18,125	19,832
Province of Quebec	1.500%	2/11/25	14,672	15,181
Province of Quebec	0.600%	7/23/25	32,000	31,987
Province of Quebec	2.500%	4/20/26	23,200	25,435
Province of Quebec	2.750%	4/12/27	45,965	51,606
Province of Quebec	7.500%	9/15/29	17,495	26,814
Province of Quebec	1.350%	5/28/30	15,800	16,270
Province of Saskatchewan	8.500%	7/15/22	3,374	3,846
Republic of Chile	3.250%	9/14/21	5,743	5,880
Republic of Chile	2.250%	10/30/22	2,385	2,456
Republic of Chile	3.125%	3/27/25	6,870	7,506
Republic of Chile	3.125%	1/21/26	11,468	12,687
4 Republic of Chile	3.240%	2/6/28	19,754	21,920
Republic of Chile	2.450%	1/31/31	17,200	17,926
4 Republic of Chile	2.550%	1/27/32	11,755	12,368

Republic of Chile	3.625%	10/30/42	3,050	3,494
Republic of Chile	3.860%	6/21/47	16,807	20,036
4 Republic of Chile	3.500%	1/25/50	31,116	35,292
4 Republic of Colombia	2.625%	3/15/23	22,685	23,280
Republic of Colombia	8.125%	5/21/24	7,362	8,890
4 Republic of Colombia	4.500%	1/28/26	24,998	27,658
4 Republic of Colombia	3.875%	4/25/27	39,950	43,053
4 Republic of Colombia	4.500%	3/15/29	26,175	29,272
4 Republic of Colombia	3.000%	1/30/30	11,950	12,329
4 Republic of Colombia	3.125%	4/15/31	7,800	8,043
Republic of Colombia	10.375%	1/28/33	5,750	8,938
Republic of Colombia	7.375%	9/18/37	20,452	28,730
Republic of Colombia	6.125%	1/18/41	25,605	32,905
4 Republic of Colombia	5.625%	2/26/44	29,557	36,691
4 Republic of Colombia	5.000%	6/15/45	68,414	79,875
Republic of Colombia	5.200%	5/15/49	19,300	23,320
4 Republic of Colombia	4.125%	5/15/51	26,228	26,553
4 Republic of Columbia	4.000%	2/26/24	28,050	29,910
Republic of Finland	6.950%	2/15/26	1,905	2,499
Republic of Hungary	6.375%	3/29/21	43,333	44,522
Republic of Hungary	5.375%	2/21/23	23,577	26,023
Republic of Hungary	5.750%	11/22/23	5,091	5,836
Republic of Hungary	5.375%	3/25/24	23,573	26,998
Republic of Hungary	7.625%	3/29/41	17,640	31,473
Republic of Indonesia	2.950%	1/11/23	5,450	5,675
Republic of Indonesia	4.450%	2/11/24	9,975	11,047
Republic of Indonesia	3.500%	1/11/28	17,050	18,649
Republic of Indonesia	4.100%	4/24/28	16,580	18,860
Republic of Indonesia	4.750%	2/11/29	19,115	22,675
Republic of Indonesia	3.400%	9/18/29	6,600	7,227
Republic of Indonesia	2.850%	2/14/30	5,950	6,247
Republic of Indonesia	3.850%	10/15/30	15,360	17,396
6 Republic of Indonesia	4.750%	7/18/47	6,315	7,689
Republic of Indonesia	4.350%	1/11/48	37,036	42,730
Republic of Indonesia	5.350%	2/11/49	15,450	20,472
Republic of Indonesia	3.700%	10/30/49	7,850	8,399
Republic of Indonesia	3.500%	2/14/50	3,416	3,621
Republic of Indonesia	4.200%	10/15/50	20,590	23,756
Republic of Indonesia	4.450%	4/15/70	14,355	16,992
Republic of Italy	6.875%	9/27/23	34,104	39,605
Republic of Italy	2.375%	10/17/24	32,200	33,290
Republic of Italy	2.875%	10/17/29	20,500	20,909
Republic of Italy	5.375%	6/15/33	30,840	38,767
Republic of Italy	4.000%	10/17/49	31,285	32,925
Republic of Korea	3.875%	9/11/23	1,830	2,005
Republic of Korea	5.625%	11/3/25	525	652
Republic of Korea	2.750%	1/19/27	52,375	57,465
Republic of Korea	1.000%	9/16/30	9,700	9,551
Republic of Korea	4.125%	6/10/44	7,637	10,470
Republic of Korea	3.875%	9/20/48	6,313	8,635
4 Republic of Panama	4.000%	9/22/24	16,984	18,555
4 Republic of Panama	3.750%	3/16/25	24,683	26,904
Republic of Panama	7.125%	1/29/26	14,844	18,741
Republic of Panama	8.875%	9/30/27	7,879	11,267
4 Republic of Panama	3.875%	3/17/28	18,440	20,883
Republic of Panama	9.375%	4/1/29	11,770	18,082
4 Republic of Panama	3.160%	1/23/30	8,015	8,696

4 Republic of Panama	2.252%	9/29/32	2,000	2,025
4 Republic of Panama	6.700%	1/26/36	26,854	39,073
4 Republic of Panama	4.500%	5/15/47	15,255	19,050
4 Republic of Panama	4.500%	4/16/50	37,428	46,691
4 Republic of Panama	4.300%	4/29/53	18,600	22,785
4 Republic of Panama	4.500%	4/1/56	33,800	42,208
4 Republic of Panama	3.870%	7/23/60	7,325	8,396
Republic of Peru	7.350%	7/21/25	7,239	9,265
4 Republic of Peru	2.392%	1/23/26	9,800	10,364
Republic of Peru	4.125%	8/25/27	1,699	1,980
Republic of Peru	2.844%	6/20/30	5,650	6,129
4 Republic of Peru	2.783%	1/23/31	22,650	24,233
Republic of Peru	8.750%	11/21/33	36,024	60,234
4 Republic of Peru	6.550%	3/14/37	15,841	23,929
Republic of Peru	5.625%	11/18/50	34,723	55,240
Republic of Poland	5.125%	4/21/21	19,845	20,341
Republic of Poland	5.000%	3/23/22	22,205	23,751
Republic of Poland	3.000%	3/17/23	23,036	24,408
Republic of Poland	4.000%	1/22/24	15,214	16,926
Republic of Poland	3.250%	4/6/26	25,235	28,394
Republic of the Philippines	4.200%	1/21/24	1,000	1,110
Republic of the Philippines	9.500%	10/21/24	1,150	1,548
Republic of the Philippines	10.625%	3/16/25	19,796	28,135
Republic of the Philippines	5.500%	3/30/26	24,025	29,701
Republic of the Philippines	3.000%	2/1/28	15,280	16,803
Republic of the Philippines	3.750%	1/14/29	21,850	25,415
Republic of the Philippines	9.500%	2/2/30	21,628	35,632
Republic of the Philippines	2.457%	5/5/30	12,100	13,053
Republic of the Philippines	7.750%	1/14/31	24,670	37,498
Republic of the Philippines	6.375%	1/15/32	7,900	11,139
Republic of the Philippines	6.375%	10/23/34	40,890	59,137
Republic of the Philippines	5.000%	1/13/37	1,645	2,139
Republic of the Philippines	3.950%	1/20/40	41,638	48,918
Republic of the Philippines	3.700%	3/1/41	15,587	17,964
Republic of the Philippines	3.700%	2/2/42	21,865	25,147
Republic of the Philippines	2.950%	5/5/45	33,965	35,585
State of Israel	4.000%	6/30/22	16,130	17,126
State of Israel	3.150%	6/30/23	11,100	11,884
State of Israel	2.875%	3/16/26	31,300	34,464
State of Israel	3.250%	1/17/28	7,500	8,540
State of Israel	2.500%	1/15/30	140	151
State of Israel	2.750%	7/3/30	14,730	16,260
State of Israel	4.500%	1/30/43	14,400	18,833
State of Israel	4.125%	1/17/48	11,450	14,469
State of Israel	3.375%	1/15/50	39,775	44,043
State of Israel	3.875%	7/3/50	24,100	28,903
State of Israel	4.500%	4/3/20	14,650	20,035
Svensk Exportkredit AB	3.125%	11/8/21	13,000	13,400
Svensk Exportkredit AB	2.375%	3/9/22	5,100	5,246
Svensk Exportkredit AB	2.000%	8/30/22	17,000	17,531
Svensk Exportkredit AB	1.625%	11/14/22	15,500	15,911
Svensk Exportkredit AB	2.875%	3/14/23	14,720	15,616
Svensk Exportkredit AB	0.750%	4/6/23	7,777	7,855
Svensk Exportkredit AB	0.250%	9/29/23	13,000	12,951
Svensk Exportkredit AB	0.375%	7/30/24	8,100	8,078
Svensk Exportkredit AB	0.625%	5/14/25	23,300	23,424
Svensk Exportkredit AB	0.500%	8/26/25	31,000	30,943

Svensk Exportkredit AB	0.000%	5/11/37	200	144
Syngenta Finance NV	3.125%	3/28/22	6,535	6,666
United Mexican States	3.625%	3/15/22	40,540	42,211
United Mexican States	4.000%	10/2/23	24,706	26,838
United Mexican States	3.600%	1/30/25	41,067	44,205
4 United Mexican States	3.900%	4/27/25	14,450	15,733
United Mexican States	4.125%	1/21/26	32,285	35,757
United Mexican States	4.150%	3/28/27	47,140	52,388
United Mexican States	3.750%	1/11/28	30,740	32,977
United Mexican States	4.500%	4/22/29	37,525	41,989
4 United Mexican States	3.250%	4/16/30	19,150	19,427
United Mexican States	8.300%	8/15/31	3,680	5,271
4 United Mexican States	4.750%	4/27/32	53,310	59,198
United Mexican States	7.500%	4/8/33	14,865	20,484
United Mexican States	6.750%	9/27/34	10,938	14,590
United Mexican States	6.050%	1/11/40	35,494	44,443
United Mexican States	4.750%	3/8/44	71,249	78,023
United Mexican States	5.550%	1/21/45	14,658	17,693
United Mexican States	4.600%	1/23/46	32,954	35,276
United Mexican States	4.350%	1/15/47	34,290	35,546
United Mexican States	4.600%	2/10/48	34,988	37,161
4 United Mexican States	4.500%	1/31/50	31,200	32,813
4 United Mexican States	5.000%	4/27/51	44,225	48,003
United Mexican States	5.750%	10/12/10	41,609	48,025
Total Sovereign Bonds (Cost $11,270,195)				11,990,159
Taxable Municipal Bonds (0.8%)
Alabama Economic Settlement Authority BP
Settlement Revenue	3.163%	9/15/25	2,980	3,163
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	2,050	3,495
American Municipal Power Ohio Inc.
Revenue (Hydroelectric Projects)	6.449%	2/15/44	4,895	7,406
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.834%	2/15/41	2,300	3,867
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.053%	2/15/43	1,000	1,479
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	5.939%	2/15/47	8,475	12,763
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.270%	2/15/50	2,175	3,151
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.499%	2/15/50	1,550	2,609
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	8.084%	2/15/50	8,415	16,013
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	2.574%	4/1/31	4,000	4,339
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	4,075	6,292
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	18,010	30,684

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	6,200	11,121
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	10,390	18,832
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	12,550	12,887
California GO	5.700%	11/1/21	24,125	25,515
California GO	2.367%	4/1/22	2,000	2,058
California GO	3.375%	4/1/25	5,450	6,077
California GO	2.650%	4/1/26	5,000	5,468
California GO	3.500%	4/1/28	7,635	8,858
California GO	3.050%	4/1/29	600	673
California GO	2.500%	10/1/29	9,035	9,778
California GO	4.500%	4/1/33	11,590	13,854
California GO	7.500%	4/1/34	42,720	70,998
California GO	4.600%	4/1/38	17,500	20,843
California GO	7.550%	4/1/39	41,470	72,557
California GO	7.300%	10/1/39	6,571	10,791
California GO	7.350%	11/1/39	37,070	61,255
California GO	7.625%	3/1/40	15,125	26,183
California GO	7.600%	11/1/40	15,755	28,380
California Institute of Technology Revenue	3.650%	9/1/19	2,950	3,216
California State University Systemwide
Revenue	2.897%	11/1/51	1,850	1,856
California State University Systemwide
Revenue	3.899%	11/1/47	3,220	3,915
California State University Systemwide
Revenue	2.975%	11/1/51	10,905	11,427
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,410	2,068
Chicago IL GO	7.045%	1/1/29	3,000	3,245
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	7,475	10,763
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	1,745	2,599
Chicago IL O'Hare International Airport
Revenue	4.472%	1/1/49	4,375	5,475
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	7,135	10,178
City of San Francisco CA Public Utilities
Commission Water Revenue	3.303%	11/1/39	6,605	7,134
Clark County NV Airport System Revenue	6.820%	7/1/45	3,745	6,176
Commonwealth Financing Authority PA
Revenue	3.807%	6/1/41	5,735	6,520
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	7,000	8,047
Connecticut GO	5.090%	10/1/30	8,770	10,977
Connecticut GO	5.850%	3/15/32	6,410	8,945
Cook County IL GO	6.229%	11/15/34	4,650	6,667
Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	3,170
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,065	3,182
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,000	5,813
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	4,490	6,020
Dallas TX Independent School District GO	6.450%	2/15/35	3,750	3,859
Dallas-Fort Worth TX International Airport
Revenue	2.994%	11/1/38	15,350	16,008

	Dallas-Fort Worth TX International Airport
	Revenue	3.144%	11/1/45	4,500	4,736
	District of Columbia Income Tax Revenue	5.591%	12/1/34	5,675	7,750
	District of Columbia Water & Sewer Authority
	Public Utility Revenue	4.814%	10/1/14	17,250	25,824
	East Bay CA Municipal Utility District Water
	System Revenue	5.874%	6/1/40	4,695	7,322
	Energy Northwest Washington Electric
	Revenue (Columbia Generating Station)	2.814%	7/1/24	95	99
	Florida State Board of Administration
	Finance Corp. Revenue	2.638%	7/1/21	7,330	7,459
	Florida State Board of Administration
	Finance Corp. Revenue	1.258%	7/1/25	20,500	20,815
	Florida State Board of Administration
	Finance Corp. Revenue	1.705%	7/1/27	13,800	14,002
	Florida State Board of Administration
	Finance Corp. Revenue	2.154%	7/1/30	15,850	16,054
	Foothill-Eastern Transportation Corridor
	Agency CA Toll Road Revenue	4.094%	1/15/49	4,850	5,149
	George Washington University Revenue	4.300%	9/15/44	5,500	6,752
	George Washington University Revenue	4.868%	9/15/45	4,105	5,560
	George Washington University Revenue	4.126%	9/15/48	10,235	12,540
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	12,991	19,345
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	6,604	9,995
	Georgia Municipal Electric Power Authority
	Revenue	7.055%	4/1/57	3,645	5,363
	Grand Parkway Transportation Corp. Texas
	System Toll Revenue	3.236%	10/1/52	27,320	28,403
	Great Lakes Water Authority Sewage
	Disposal System Revenue	3.056%	7/1/39	4,100	4,391
	Great Lakes Water Authority Water Supply
	System Revenue	3.473%	7/1/41	1,000	1,090
	Health & Educational Facilities Authority of
	the State of Missouri	3.229%	5/15/50	2,415	2,730
	Houston TX GO	6.290%	3/1/32	14,080	17,817
	Houston TX GO	3.961%	3/1/47	1,330	1,652
	Illinois GO	4.950%	6/1/23	10,583	10,768
	Illinois GO	5.100%	6/1/33	66,019	66,718
	Illinois GO	6.630%	2/1/35	8,155	8,992
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,980	7,182
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	3.985%	1/1/29	6,300	7,238
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	4.532%	1/1/35	4,100	5,264
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	2.833%	1/1/38	4,165	4,490
	Kansas Department of Transportation
	Highway Revenue	4.596%	9/1/35	1,925	2,482
	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	900	1,244
10	Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	4,300	5,670
	Los Angeles CA Community College District
	GO	6.750%	8/1/49	3,025	5,403

	Los Angeles CA Department of Water &
	Power Revenue	5.716%	7/1/39	3,925	5,858
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	2,700	4,614
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	5,060	9,056
	Los Angeles CA Unified School District GO	5.755%	7/1/29	350	452
	Los Angeles CA Unified School District GO	5.750%	7/1/34	10,200	14,242
	Los Angeles CA Unified School District GO	6.758%	7/1/34	15,745	23,273
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	8,110	11,662
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.618%	8/1/40	2,200	3,787
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	2,330	3,458
	Massachusetts GO	4.200%	12/1/21	4,520	4,646
	Massachusetts GO	4.500%	8/1/31	400	493
	Massachusetts GO	5.456%	12/1/39	5,350	7,545
	Massachusetts GO	2.514%	7/1/41	13,350	13,396
	Massachusetts GO	2.813%	9/1/43	10,415	11,254
	Massachusetts GO	2.900%	9/1/49	5,415	5,923
	Massachusetts School Building Authority	1.753%	8/15/30	3,000	3,070
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	3,100	4,595
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	3.395%	10/15/40	7,605	8,179
	Massachusetts Transportation Fund
	Revenue	5.731%	6/1/40	4,275	6,181
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	2,260	3,417
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	6,325	11,225
	Miami-Dade County FL Aviation Revenue
	(Miami International Airport)	4.280%	10/1/41	6,205	6,692
	Miami-Dade County FL Water & Sewer
	Revenue	3.490%	10/1/42	2,025	2,171
	Michigan Finance Authority Revenue (Trinity
	Health Credit Group)	3.084%	12/1/34	4,490	4,831
	Michigan Finance Authority Revenue (Trinity
	Health Credit Group)	3.384%	12/1/40	6,225	7,017
	Michigan State Building Authority Revenue	2.705%	10/15/40	6,300	6,320
	Michigan State University Revenue	4.496%	8/15/48	2,600	3,000
	Mississippi GO	5.245%	11/1/34	1,375	1,848
	Missouri Health & Educational Facilities
	Authority Revenue (Washington
	University)	3.652%	8/15/57	5,750	7,092
11	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	15,525	19,318
	New Jersey Transportation Trust Fund
	Authority Transportation Program
	Revenue	4.081%	6/15/39	5,035	4,781
	New Jersey Transportation Trust Fund
	Authority Transportation Program
	Revenue	4.131%	6/15/42	5,410	5,156

New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	12,050	13,613
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.104%	12/15/28	7,805	7,894
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	8,105	10,517
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	16,050	27,225
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	15,940	26,183
New York City NY GO	5.517%	10/1/37	7,150	10,139
New York City NY GO	6.271%	12/1/37	3,200	4,738
New York City NY Housing Development
Corp. Multi-Family Mortgage Revenue (8
Spruce Street)	3.709%	2/15/48	150	161
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	1,435	2,215
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.724%	6/15/42	395	625
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	2,900	4,546
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,662
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	4,675	7,124
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	19,200	30,712
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	4,675	6,207
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	8,550	11,938
New York Metropolitan Transportation
Authority Revenue	5.175%	11/15/49	9,375	10,236
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	20,105	32,253
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	1,950	2,268
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.668%	11/15/39	1,935	2,451
New York State Dormitory Authority Revenue	3.190%	2/15/43	9,795	10,663
New York State Dormitory Authority Revenue	3.142%	7/1/43	11,425	12,174
New York State Dormitory Authority Revenue
(Personal Income Tax)	3.110%	2/15/39	2,650	2,939
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	2,170	2,915
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.600%	3/15/40	865	1,245
New York State Thruway Authority Revenue	2.900%	1/1/35	2,700	2,931
New York State Thruway Authority Revenue	3.500%	1/1/42	2,000	2,087
New York State Urban Development Corp.
Revenue (Personal Income Tax)	3.900%	3/15/33	4,000	4,538
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	5,775	7,318
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	10,855	18,697
Ohio State University General Receipts
Revenue	4.910%	6/1/40	9,285	12,932
Ohio State University General Receipts
Revenue	3.798%	12/1/46	2,885	3,629

	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	3,860	5,652
	Ohio Turnpike Commision Revenue	3.216%	2/15/48	8,675	9,110
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	2,550	3,058
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	6,040	8,732
	Oregon GO	5.892%	6/1/27	5,230	6,608
10	Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,458
11	Oregon School Boards Association GO	5.680%	6/30/28	1,575	1,980
	Pennsylvania Public School Building
	Authority Lease Revenue (School District
	of Philadelphia)	5.000%	9/15/27	2,617	3,137
	Pennsylvania State University Revenue	2.790%	9/1/43	7,400	7,694
	Pennsylvania State University Revenue	2.840%	9/1/50	3,415	3,521
	Pennsylvania Turnpike Commission
	Revenue	5.511%	12/1/45	4,290	6,527
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	2,560	3,517
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	12,025	16,828
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	23,560	32,969
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	6,300	8,412
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	4,625	5,205
	Port Authority of New York & New Jersey
	Revenue	4.031%	9/1/48	2,205	2,598
	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	2,315	3,121
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	27,925	35,720
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	5,400	7,221
	Port Authority of New York & New Jersey
	Revenue	3.287%	8/1/69	5,400	5,502
	Port of Morrow OR Transmission Facilities
	Revenue (Bonneville Power
	Administration)	2.543%	9/1/40	5,225	5,225
	Princeton University Revenue	5.700%	3/1/39	9,315	14,393
4	Princeton University Revenue	2.516%	7/1/50	15,770	16,579
	Regents of the University of California
	Medical Center Pooled Revenue	3.006%	5/15/50	7,295	7,884
	Regents of the University of California
	Medical Center Pooled Revenue	3.256%	5/15/60	6,730	7,341
	Regents of the University of California
	Medical Center Pooled Revenue	3.706%	5/15/20	3,600	3,817
	Regents of the University of California
	Revenue	3.063%	7/1/25	12,062	13,329
	Regional Transportation District of Colorado
	Sales Tax Revenue	5.844%	11/1/50	3,200	5,276
	Riverside County CA Pension Revenue	3.818%	2/15/38	975	1,118
	Rutgers State University New Jersey
	Revenue	5.665%	5/1/40	3,275	4,526
	Rutgers State University New Jersey
	Revenue	3.915%	5/1/19	3,900	4,982

Rutgers State University New Jersey
Revenue	3.270%	5/1/43	1,325	1,467
Sales Tax Securitization Corp. Illinois
Revenue	3.587%	1/1/43	8,700	9,454
Sales Tax Securitization Corp. Illinois
Revenue	3.820%	1/1/48	3,525	3,872
Sales Tax Securitization Corp. Illinois
Revenue	4.787%	1/1/48	1,795	2,275
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	3,880	5,455
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	4,085	6,130
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	6,750	10,277
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	5,150	6,616
San Diego CA Regional Transportation
Commission Revenue	3.248%	4/1/48	1,225	1,306
San Diego County CA Regional
Transportation Commission Sales Tax
Revenue	5.911%	4/1/48	3,760	6,050
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	11,670	18,709
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	5,175	9,064
San Jose California Redevelopment Agency
Successor Agency Tax Allocation	3.375%	8/1/34	5,940	6,498
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	8,775	11,230
South Carolina Public Service Authority
Revenue	2.388%	12/1/23	2,300	2,413
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	8,650	13,871
Texas A&M University System Revenue
Financing System Revenue	3.100%	7/1/49	5,715	6,013
Texas GO	5.517%	4/1/39	8,265	12,588
Texas GO	3.211%	4/1/44	6,000	6,479
Texas Private Activity Surface Transportation
Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	9,870	11,172
Texas Transportation Commission Revenue	2.562%	4/1/42	11,375	11,757
Texas Transportation Commission Revenue	2.472%	10/1/44	12,250	12,461
Texas Transportation Commission Revenue	5.178%	4/1/30	5,035	6,461
Texas Transportation Commission Revenue	4.681%	4/1/40	2,850	3,932
Texas Transportation Commission State
Highway Fund	4.000%	10/1/33	9,725	12,245
University of California Revenue	0.883%	5/15/25	4,075	4,111
University of California Revenue	1.316%	5/15/27	4,075	4,118
University of California Revenue	1.614%	5/15/30	7,265	7,280
University of California Regents Medical
Center Revenue	6.548%	5/15/48	13,925	22,664
University of California Regents Medical
Center Revenue	6.583%	5/15/49	2,575	4,169
University of California Revenue	4.601%	5/15/31	4,500	5,445
University of California Revenue	5.946%	5/15/45	13,025	19,384
University of California Revenue	4.858%	5/15/12	16,990	24,758
University of California Revenue	4.767%	5/15/15	6,058	8,609

University of Maryland Medical System
Obligated Group	3.052%	7/1/40	3,900	3,983
University of Maryland Medical System
Obligated Group	3.197%	7/1/50	3,900	4,076
University of Michigan Revenue	2.437%	4/1/40	5,110	5,243
University of Michigan Revenue	2.562%	4/1/50	2,850	2,985
University of Nebraska Student Fee Revenue	3.037%	10/1/49	5,355	6,074
University of Pittsburgh-of the
Commonwealth System of Higher
Education Revenue	3.555%	9/15/19	14,580	17,688
University of Southern California Revenue	5.250%	10/1/11	3,545	5,589
University of Texas Permanent University
Fund Revenue	3.376%	7/1/47	5,800	6,989
University of Texas Revenue	3.354%	8/15/47	3,200	3,822
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	2,985	4,086
University of Texas System Revenue	2.439%	8/15/49	5,110	5,187
University of Virginia Revenue	2.256%	9/1/50	19,825	19,558
University of Virginia Revenue	4.179%	9/1/17	3,425	4,799
University of Virginia Revenue	3.227%	9/1/19	935	1,018
Utah GO	4.554%	7/1/24	1,915	2,088
Utah GO	3.539%	7/1/25	8,971	9,815
Washington GO	5.140%	8/1/40	4,410	6,469
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	17,995	20,270
Wisconsin General Fund Annual
Appropriation Revenue	3.154%	5/1/27	3,100	3,482
10 Wisconsin GO	5.700%	5/1/26	1,125	1,331
Total Taxable Municipal Bonds (Cost $1,860,328)				2,214,200
			Shares
Temporary Cash Investment (3.3%)
Money Market Fund (3.3%)
12 Vanguard Market Liquidity Fund (Cost
$9,617,050)	0.117%		96,183,140	9,618,314
Total Investments (102.8%) (Cost $279,110,198)				299,577,582
Other Assets and Liabilities—Net (-2.8%)				(8,079,829)
Net Assets (100%)				291,497,753
Cost is in $000.

¤ Includes securities purchased on a when-issued or delayed -delivery basis for which the fund has not taken delivery as of September 30, 2020.
1 Securities with a value of $4,389,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
2 U.S. government-guaranteed.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate value of these securities was $2,547,689,000, representing 0.9% of net assets.
7 Guaranteed by the Government of Japan.
8 Guaranteed by the Federal Republic of Germany.
9 Guaranteed by the Republic of Austria.

10 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation)
11 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
CMT —Constant Maturing Treasury Rate.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS —Uniform Mortgage-Backed Securities.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix syst em
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default o n its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At September 30, 2020, counterparties had deposited in segregated accounts securities with a value of $1,631,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage

Total Bond Market Index Fund

dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment
Securities Purchased.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	182,847,564	—	182,847,564
Asset-Backed/Commercial Mortgage-Backed
Securities	—	7,476,572	—	7,476,572
Corporate Bonds	—	85,430,773	—	85,430,773
Sovereign Bonds	—	11,990,159	—	11,990,159
Taxable Municipal Bonds	—	2,214,200	—	2,214,200
Temporary Cash Investments	9,618,314	—	—	9,618,314
Total	9,618,314	289,959,268	—	299,577,582